                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-7436
                                    ---------

                       THE DFA INVESTMENT TRUST COMPANY
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

          Catherine L. Newell, Esquire, Vice President and Secretary
                       The DFA Investment Trust Company,
              6300 Bee Cave Road, Building One, Austin, TX 78746
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (512) 306-7400

Date of fiscal year end:   October 31

Date of reporting period:  July 31, 2011

ITEM 1.  SCHEDULE OF INVESTMENTS.

                       THE DFA INVESTMENT TRUST COMPANY
                                   FORM N-Q
                                 JULY 31, 2011
                                  (UNAUDITED)

                               TABLE OF CONTENTS

DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES.................................   1

SCHEDULES OF INVESTMENTS
   The U.S. Large Cap Value Series.........................................   2
   The DFA International Value Series......................................   7
   The Japanese Small Company Series.......................................  19
   The Asia Pacific Small Company Series...................................  43
   The United Kingdom Small Company Series.................................  63
   The Continental Small Company Series....................................  71
   The Canadian Small Company Series.......................................  98
   The Emerging Markets Series............................................. 107
   The Emerging Markets Small Cap Series................................... 123
   The Tax-Managed U.S. Marketwide Value Series............................ 171
   The DFA Short Term Investment Fund...................................... 193

NOTES TO SCHEDULES OF INVESTMENTS
   Organization............................................................ 198
   Security Valuation...................................................... 198
   Financial Instruments................................................... 199
   Federal Tax Cost........................................................ 200
   Other................................................................... 200
   Recent Issued Accounting Standards...................................... 201
   Subsequent Event Evaluations............................................ 201

                       THE DFA INVESTMENT TRUST COMPANY

                  DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES

SCHEDULES OF INVESTMENTS

Investment Abbreviations

   ADR      American Depository Receipt
   AG       Aktiengesellschaft (German & Swiss Stock Corporation)
   ASA      Allmennaksjeselskap (Norwegian Stock Company)
   B.V.     Besloten Vennootschap. (Netherlands & Belgium Limited Liability
            Company)
   FNMA     Federal National Mortgage Association
   GDR      Global Depositary Receipt
   L.L.C.   Limited Liability Company
   NVDR     Non-Voting Depository Receipt
   P.L.C.   Public Limited Company
   SDR      Special Drawing Rights
   STRIP    Separate Trading of Registered Interest and Principal of Securities

Investment Footnotes

   +        See Security Valuation Note within the Notes to Schedules of
            Investments.
   ++       Securities have generally been fair valued. See Security Valuation
            Note within the Notes to Schedules
            of Investments.
   *        Non-Income Producing Securities.
   #        Total or Partial Securities on Loan.
   @        Security purchased with cash proceeds from securities on loan.
   ^^       See Federal Tax Cost Note within the Notes to Schedules of
            Investments.
   .        Security is being fair valued at July 31, 2011.
   --       Amounts designated as -- are either zero or rounded to zero.
   (S)      Affiliated Fund.
   ##       Par amount of collateral is a part of a pooled collateral
            facility. Value is indicative of the value allocated to this Series as a part of this facility.
   @@       Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors.
            The Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2011 was $4,542,318,634 which represented 32.0% of the total investments of the Fund.
   (r)      The adjustable/variable rate show is effective as of July 31, 2011.
   (y)      The rate shown is the effective yield.

                        THE U.S. LARGE CAP VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                SHARES           VALUE+
                                              ----------     --------------
COMMON STOCKS -- (95.4%)
Consumer Discretionary -- (15.1%)
   #Carnival Corp............................  2,260,335     $   75,269,155
    CBS Corp. Class A........................      7,136            196,954
    CBS Corp. Class B........................  3,870,469        105,934,737
   *Clear Channel Outdoor Holdings, Inc.
     Class A.................................    168,716          1,982,413
    Comcast Corp. Class A.................... 10,440,014        250,769,136
    Comcast Corp. Special Class A............  3,843,964         89,718,120
    Dillard's, Inc. Class A..................     58,044          3,265,555
   #DR Horton, Inc...........................  1,428,277         16,967,931
  #*Education Management Corp................      1,649             36,789
    Foot Locker, Inc.........................    700,602         15,224,081
    Fortune Brands, Inc......................    742,497         44,705,744
  #*GameStop Corp. Class A...................    521,729         12,302,370
    Gannett Co., Inc.........................    148,642          1,896,672
   *Hyatt Hotels Corp. Class A...............     11,925            462,571
   #J.C. Penney Co., Inc.....................  1,065,775         32,783,239
   #Lennar Corp. Class A.....................    802,616         14,198,277
    Lennar Corp. Class B Voting..............      4,741             66,848
   *Liberty Media Corp. Interactive Class A..  3,363,865         55,201,025
   *Liberty Media-Starz Corp. Series A.......    295,430         22,677,207
   *Lowe's Cos., Inc.........................     36,533            788,382
    Macy's, Inc..............................    148,821          4,296,462
  #*MGM Resorts International................  2,598,118         39,257,563
  #*Mohawk Industries, Inc...................    392,417         20,417,456
    News Corp. Class A.......................  9,024,175        144,567,283
   #News Corp. Class B.......................  3,247,295         53,580,367
   *Penn National Gaming, Inc................    190,530          7,988,923
  #*Pulte Group, Inc.........................  1,411,219          9,695,075
  #*Royal Caribbean Cruises, Ltd.............  1,043,290         31,945,540
  #*Sears Holdings Corp......................    595,638         41,498,099
    Service Corp. International..............    122,917          1,286,941
   #Time Warner Cable, Inc...................  2,004,056        146,917,345
   #Time Warner, Inc.........................  6,251,359        219,797,782
  #*Toll Brothers, Inc.......................    912,316         18,209,827
   #Washington Post Co. Class B..............     36,180         14,555,214
    Wendy's Co. (The)........................    224,200          1,181,534
   #Whirlpool Corp...........................     83,263          5,764,297
   #Wyndham Worldwide Corp...................    879,722         30,429,584
                                                             --------------
Total Consumer Discretionary.................                 1,535,836,498
                                                             --------------
Consumer Staples -- (7.7%)
    Archer-Daniels-Midland Co................  2,981,045         90,564,147
   #Bunge, Ltd...............................    463,340         31,882,425
   *Constellation Brands, Inc. Class A.......    933,566         19,035,411
   #Corn Products International, Inc.........    260,094         13,236,184
    CVS Caremark Corp........................  6,540,637        237,752,155
    J.M. Smucker Co..........................    561,176         43,726,834
    Kraft Foods, Inc. Class A................  6,672,092        229,386,523
    Molson Coors Brewing Co. Class B.........    798,416         35,968,641
   *Ralcorp Holdings, Inc....................    202,412         17,508,638
   #Safeway, Inc.............................    603,598         12,174,572
  #*Smithfield Foods, Inc....................    780,989         17,197,378
    Tyson Foods, Inc. Class A................  1,845,901         32,414,022
                                                             --------------
Total Consumer Staples.......................                   780,846,930
                                                             --------------
Energy -- (17.4%)
    Anadarko Petroleum Corp..................  2,635,391        217,577,881
    Apache Corp..............................    153,785         19,026,280
    Cabot Oil & Gas Corp.....................     14,435          1,069,345

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Energy -- (Continued)
    Chesapeake Energy Corp...........................  3,189,528 $  109,560,287
    Chevron Corp.....................................  1,026,085    106,733,362
    ConocoPhillips...................................  5,825,280    419,361,907
   *Denbury Resources, Inc...........................  1,271,593     24,567,177
    Devon Energy Corp................................    278,639     21,928,889
   #Helmerich & Payne, Inc...........................    513,387     35,449,372
    Hess Corp........................................  1,462,821    100,291,008
    Marathon Oil Corp................................  3,514,978    108,858,869
   *Marathon Petroleum Corp..........................  1,757,489     76,960,443
    Murphy Oil Corp..................................    490,469     31,497,919
   *Nabors Industries, Ltd...........................  1,355,841     35,807,761
    National-Oilwell, Inc............................  1,960,685    157,972,390
    Noble Energy, Inc................................    289,729     28,880,187
    Patterson-UTI Energy, Inc........................    732,485     23,827,737
   #Pioneer Natural Resources Co.....................    548,341     50,990,230
   *Plains Exploration & Production Co...............    664,529     25,923,276
    QEP Resources, Inc...............................    269,816     11,826,035
   *Rowan Cos., Inc..................................    593,524     23,248,335
    Sunoco, Inc......................................    612,366     24,892,678
   #Teekay Corp......................................     22,078        612,664
   *Tesoro Petroleum Corp............................    469,001     11,392,034
   #Tidewater, Inc...................................    276,715     15,036,693
   *Unit Corp........................................     13,351        801,194
    Valero Energy Corp...............................  2,742,854     68,900,492
   *Weatherford International, Ltd...................    497,173     10,898,032
                                                                 --------------
Total Energy.........................................             1,763,892,477
                                                                 --------------
Financials -- (18.9%)
    ACE, Ltd.........................................      6,725        450,440
   *Allegheny Corp...................................     19,362      6,378,036
  #*Allied World Assurance Co. Holdings AG...........    188,355     10,255,930
    Allstate Corp. (The).............................    586,921     16,269,450
   #Alterra Capital Holdings, Ltd....................     35,444        772,325
   *American Capital, Ltd............................    319,656      3,091,074
    American Financial Group, Inc....................    632,368     21,487,865
    American National Insurance Co...................     92,565      6,936,821
   #Associated Banc-Corp.............................    313,406      4,277,992
    Assurant, Inc....................................    493,401     17,574,944
    Assured Guaranty, Ltd............................     98,365      1,391,865
    Axis Capital Holdings, Ltd.......................    613,817     19,562,348
    Bank of America Corp............................. 23,609,592    229,249,138
   *Bank of Montreal.................................    182,573     11,472,887
    Capital One Financial Corp.......................  2,343,277    112,008,641
   #Cincinnati Financial Corp........................     44,921      1,227,691
   *CIT Group, Inc...................................     12,100        480,854
    Citigroup, Inc...................................  7,841,714    300,651,315
    CME Group, Inc...................................    315,128     91,131,866
    CNA Financial Corp...............................  1,661,114     45,747,080
    Everest Re Group, Ltd............................    231,133     18,980,642
   *Genworth Financial, Inc. Class A.................  2,390,330     19,887,546
   #Hartford Financial Services Group, Inc...........  2,160,202     50,591,931
    JPMorgan Chase & Co..............................    170,725      6,905,826
    KeyCorp..........................................  3,740,365     30,072,535
   #Legg Mason, Inc..................................    721,237     21,218,793
   #Lincoln National Corp............................  1,587,360     42,065,040
    Loews Corp.......................................  2,422,916     96,601,661
    MetLife, Inc.....................................  4,718,267    194,439,783
    Morgan Stanley...................................  3,076,864     68,460,224
   *NASDAQ OMX Group, Inc. (The).....................    840,414     20,228,765
   #Old Republic International Corp..................  1,432,884     14,959,309
    PartnerRe, Ltd...................................    136,828      9,142,847

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Financials -- (Continued)
    People's United Financial, Inc...................    114,631 $    1,453,521
   *Popular, Inc.....................................  2,364,462      5,674,709
    Principal Financial Group, Inc...................     86,165      2,380,739
   #Prudential Financial, Inc........................  2,212,316    129,818,703
    Regions Financial Corp...........................  5,735,171     34,927,191
    Reinsurance Group of America, Inc................    428,134     24,921,680
    SunTrust Banks, Inc..............................  2,564,707     62,809,674
    Transatlantic Holdings, Inc......................    296,194     15,168,095
    Travelers Cos., Inc. (The).......................    530,891     29,268,021
   #Unum Group.......................................  1,898,589     46,306,586
    Validus Holdings, Ltd............................    329,771      8,768,611
    White Mountains Insurance Group, Ltd.............     33,758     14,225,284
    Xl Group P.L.C...................................  1,391,593     28,555,488
   #Zions Bancorporation.............................    777,171     17,020,045
                                                                 --------------
Total Financials.....................................             1,915,271,811
                                                                 --------------
Health Care -- (9.9%)
    Aetna, Inc.......................................  1,938,699     80,436,621
  #*Alere, Inc.......................................    298,357      8,798,548
  #*Boston Scientific Corp...........................  5,486,019     39,279,896
   *CareFusion Corp..................................    876,152     23,121,651
    Cigna Corp.......................................     21,116      1,050,943
   *Community Health Systems, Inc....................    428,183     11,064,249
    Cooper Cos., Inc.................................     20,654      1,579,824
   *Coventry Health Care, Inc........................    634,603     20,307,296
   *Hologic, Inc.....................................  1,218,221     22,622,364
    Humana, Inc......................................    712,843     53,163,831
   #Omnicare, Inc....................................    602,337     18,371,278
    PerkinElmer, Inc.................................    409,918     10,026,594
    Pfizer, Inc...................................... 15,670,712    301,504,499
    Teleflex, Inc....................................     87,443      5,266,692
   *Thermo Fisher Scientific, Inc....................  1,994,284    119,836,526
    UnitedHealth Group, Inc..........................  2,296,880    113,994,154
    WellPoint, Inc...................................  2,580,122    174,287,241
                                                                 --------------
Total Health Care                                                 1,004,712,207
                                                                 --------------
Industrials -- (12.9%)
   *Aecom Technology Corp............................     36,679        907,438
   *AGCO Corp........................................    142,854      6,774,137
   #Cintas Corp......................................      8,087        263,232
   *CNH Global N.V...................................        163          6,217
    Covanta Holding Corp.............................    233,457      4,034,137
    CSX Corp.........................................  6,583,308    161,751,878
    General Electric Co.............................. 17,197,700    308,010,807
  #*Hertz Global Holdings, Inc.......................    835,683     11,758,060
   #Ingersoll-Rand P.L.C.............................    789,598     29,546,757
   *KAR Auction Services, Inc........................        245          4,356
   #L-3 Communications Holdings, Inc.................    281,986     22,310,732
    Norfolk Southern Corp............................  2,045,548    154,847,984
   #Northrop Grumman Corp............................  1,823,753    110,355,294
   *Owens Corning, Inc...............................    589,248     20,965,444
   #Pentair, Inc.....................................    331,855     12,215,583
   *Quanta Services, Inc.............................    284,191      5,263,217
   #R. R. Donnelley & Sons Co........................    574,501     10,806,364
    Raytheon Co......................................        386         17,266
    Republic Services, Inc...........................    988,217     28,687,940
    Ryder System, Inc................................    295,507     16,642,954
   #Southwest Airlines Co............................  4,290,532     42,733,699
    Stanley Black & Decker, Inc......................    300,246     19,747,179
   *Terex Corp.......................................    445,936      9,904,239
    Trinity Industries, Inc..........................        200          5,958

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                        ------       -----
Industrials -- (Continued)
   #Tyco International, Ltd..........................  1,202,968 $   53,279,453
    Union Pacific Corp...............................  2,594,778    265,912,849
   *URS Corp.........................................    375,966     15,350,692
                                                                 --------------
Total Industrials....................................             1,312,103,866
                                                                 --------------
Information Technology -- (3.2%)
    Activision Blizzard, Inc.........................  2,584,783     30,603,831
  #*AOL, Inc.........................................    505,654      8,687,136
   *Arrow Electronics, Inc...........................    568,882     19,768,649
   *Avnet, Inc.......................................    711,662     20,851,697
    AVX Corp.........................................    292,217      4,067,661
   *Brocade Communications Systems, Inc..............    924,515      5,066,342
    Computer Sciences Corp...........................    946,932     33,407,761
   *CoreLogic, Inc...................................    187,628      2,960,770
    Corning, Inc.....................................  1,576,841     25,087,540
   *EchoStar Corp....................................      7,469        249,913
    Fidelity National Information Services, Inc......  1,261,311     37,864,556
   *IAC/InterActiveCorp..............................    540,265     22,361,568
   *Ingram Micro, Inc. Class A.......................    969,555     17,985,245
  #*Micron Technology, Inc...........................  3,193,681     23,537,429
   *Motorola Solutions, Inc..........................    278,421     12,498,319
   *Tech Data Corp...................................     18,421        859,708
  #*Vishay Intertechnology, Inc......................     35,235        485,186
   *Western Digital Corp.............................    283,701      9,776,336
    Xerox Corp.......................................  4,085,127     38,114,235
   *Yahoo!, Inc......................................  1,073,922     14,068,378
                                                                 --------------
Total Information Technology.........................               328,302,260
                                                                 --------------
Materials -- (2.8%)
   #Alcoa, Inc.......................................  5,357,434     78,915,003
    Ashland, Inc.....................................    375,339     22,985,760
    Bemis Co., Inc...................................      2,331         73,660
   *Coeur d'Alene Mines Corp.........................     77,230      2,107,607
   #Cytec Industries, Inc............................     89,928      5,035,968
    Domtar Corp......................................    199,193     15,925,480
    International Paper Co...........................  2,299,481     68,294,586
    MeadWestavco Corp................................  1,023,001     31,856,251
    Nucor Corp.......................................     11,970        465,513
    Reliance Steel & Aluminum Co.....................    363,907     17,107,268
    Sealed Air Corp..................................    170,809      3,677,518
    Steel Dynamics, Inc..............................    893,527     13,956,892
   #United States Steel Corp.........................     97,681      3,906,263
   #Vulcan Materials Co..............................    575,312     19,727,448
    Westlake Chemical Corp...........................      5,489        284,056
                                                                 --------------
Total Materials......................................               284,319,273
                                                                 --------------
Telecommunication Services -- (6.2%)
    AT&T, Inc........................................ 13,044,608    381,685,230
   *CenturyLink, Inc.................................  1,376,720     51,090,079
   #Frontier Communications Corp.....................    635,064      4,756,629
   *MetroPCS Communications, Inc.....................  1,422,836     23,163,770
   *Sprint Nextel Corp............................... 13,961,200     59,055,876
   #Telephone & Data Systems, Inc....................    286,273      8,118,702
    Telephone & Data Systems, Inc. Special Shares....    251,163      6,258,982
   *United States Cellular Corp......................    265,925     11,751,226
    Verizon Communications, Inc......................  2,381,910     84,057,604
                                                                 --------------
Total Telecommunication Services.....................               629,938,098
                                                                 --------------
Utilities -- (1.3%)
   *AES Corp.........................................  1,351,151     16,632,669

THE U.S. LARGE CAP VALUE SERIES
CONTINUED

                                                    SHARES         VALUE+
                                                  ------------ ---------------
Utilities -- (Continued)
  #*Calpine Corp.................................    1,832,420 $    29,776,825
   *GenOn Energy, Inc............................      212,040         824,836
   *NRG Energy, Inc..............................      926,068      22,707,187
    Public Service Enterprise Group, Inc.........    1,856,332      60,794,873
                                                               ---------------
Total Utilities..................................                  130,736,390
                                                               ---------------
TOTAL COMMON STOCKS..............................                9,685,959,810
                                                               ---------------

                                                    SHARES/
                                                     FACE
                                                    AMOUNT
                                                  ------------
                                                     (000)
SECURITIES LENDING COLLATERAL -- (4.6%)
(S)@DFA Short Term Investment Fund...............  466,512,562     466,512,562
   @Repurchase Agreement, JPMorgan Securities
     LLC 0.20%, 08/01/11 (Collateralized by
     $213,038 FNMA, rates ranging from 4.500% to
     6.500%, maturities ranging from 05/01/36 to
     07/01/41, valued at $213,708) to be
     repurchased at $206,833..................... $        207         206,830
                                                               ---------------
TOTAL SECURITIES LENDING COLLATERAL..............                  466,719,392
                                                               ---------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,727,512,858)^^........................              $10,152,679,202
                                                               ===============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                            ---------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                            ---------------------------------------------------
                               LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                            -------------- ------------ ------- ---------------
 Common Stocks
     Consumer
       Discretionary....... $1,535,836,498           --   --    $ 1,535,836,498
     Consumer Staples......    780,846,930           --   --        780,846,930
     Energy................  1,763,892,477           --   --      1,763,892,477
     Financials............  1,915,271,811           --   --      1,915,271,811
     Health Care...........  1,004,712,207           --   --      1,004,712,207
     Industrials...........  1,312,103,866           --   --      1,312,103,866
     Information
       Technology..........    328,302,260           --   --        328,302,260
     Materials.............    284,319,273           --   --        284,319,273
     Telecommunication
       Services............    629,938,098           --   --        629,938,098
     Utilities.............    130,736,390           --   --        130,736,390
 Securities Lending
   Collateral..............             -- $466,719,392   --        466,719,392
                            -------------- ------------   --    ---------------
 TOTAL..................... $9,685,959,810 $466,719,392   --    $10,152,679,202
                            ============== ============   ==    ===============

              See accompanying Notes to Schedules of Investments.

                      THE DFA INTERNATIONAL VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                          SHARES     VALUE++
                                                         --------- ------------
COMMON STOCKS -- (89.5%)
AUSTRALIA -- (4.8%)
    Alumina, Ltd........................................ 2,686,318 $  6,394,690
   #Alumina, Ltd. Sponsored ADR.........................   172,484    1,638,598
    Amcor, Ltd.......................................... 1,929,191   14,890,820
    Amcor, Ltd. Sponsored ADR...........................    77,103    2,373,230
    Asciano Group, Ltd.................................. 2,473,733    4,524,367
   #Australia & New Zealand Banking Group, Ltd.......... 1,490,687   34,072,941
    Bank of Queensland, Ltd.............................   198,043    1,751,626
    Bendigo Bank, Ltd...................................   525,607    5,099,961
   #BlueScope Steel, Ltd................................ 4,756,814    5,936,807
   #Boral, Ltd.......................................... 1,516,921    6,944,711
    Caltex Australia, Ltd...............................   291,956    3,414,387
    Crown, Ltd.......................................... 1,072,628   10,495,479
    Downer EDI, Ltd.....................................   132,490      556,558
   *Echo Entertainment Group, Ltd....................... 1,526,918    6,726,659
   #Fairfax Media, Ltd.................................. 4,500,769    4,347,314
   #Harvey Norman Holdings, Ltd.........................   991,617    2,372,622
    Incitec Pivot, Ltd.................................. 4,149,937   17,977,438
    Insurance Australia Group, Ltd...................... 2,421,223    8,706,998
    Lend Lease Group NL.................................   773,285    7,520,899
    Macquarie Group, Ltd................................   568,086   17,207,665
   #National Australia Bank, Ltd........................ 1,864,148   49,081,444
    New Hope Corp., Ltd.................................    51,436      303,258
    OneSteel, Ltd....................................... 2,331,726    4,513,191
    Origin Energy, Ltd.................................. 1,857,216   29,927,319
   *OZ Minerals, Ltd....................................   419,086    6,257,808
    Primary Health Care, Ltd............................    28,910      102,783
   *Qantas Airways, Ltd................................. 2,850,317    5,776,813
   #Santos, Ltd......................................... 1,410,263   19,952,877
    Sims Metal Management, Ltd..........................   102,537    1,899,230
   #Sims Metal Management, Ltd. Sponsored ADR...........   124,013    2,268,198
    Sonic Healthcare, Ltd...............................   331,308    4,424,163
    Suncorp Group, Ltd.................................. 3,142,301   25,569,098
    TABCORP Holdings, Ltd............................... 1,526,918    5,393,179
    Tatts Group, Ltd.................................... 2,263,131    5,770,073
    Toll Holdings, Ltd..................................    60,372      299,907
   #Washington H. Soul Pattinson & Co., Ltd.............   113,801    1,616,335
    Wesfarmers, Ltd..................................... 2,539,298   81,666,226
                                                                   ------------
TOTAL AUSTRALIA.........................................            407,775,672
                                                                   ------------
AUSTRIA -- (0.4%)
    Erste Group Bank AG.................................   342,508   16,375,493
    OMV AG..............................................   286,325   11,413,607
    Raiffeisen Bank International AG....................    14,000      699,971
    Voestalpine AG......................................    68,767    3,559,978
                                                                   ------------
TOTAL AUSTRIA...........................................             32,049,049
                                                                   ------------
BELGIUM -- (0.9%)
    Ageas SA............................................ 2,153,708    4,415,519
    Delhaize Group SA...................................   219,305   15,770,894
   #Delhaize Group SA Sponsored ADR.....................    52,900    3,836,308
  #*Dexia SA............................................   515,617    1,362,076
    KBC Groep NV........................................   313,891   11,075,745
    Solvay SA...........................................   168,640   25,393,332
   #UCB SA..............................................   290,371   13,355,057
                                                                   ------------
TOTAL BELGIUM...........................................             75,208,931
                                                                   ------------
CANADA -- (11.2%)
    Astral Media, Inc. Class A..........................    40,138    1,533,768

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
CANADA -- (Continued)
   #BCE, Inc............................................   349,032 $ 13,319,071
   #Bell Aliant, Inc....................................   162,757    4,718,582
   #Canadian Pacific Railway, Ltd.......................   282,553   18,042,345
   #Canadian Tire Corp. Class A.........................   214,347   13,106,025
    Canadian Utilities, Ltd. Class A....................    82,858    4,889,355
   *CGI Group, Inc......................................   362,612    7,795,333
    Empire Co., Ltd. Class A............................    65,500    3,973,395
   #Encana Corp......................................... 2,051,015   60,170,548
   #Enerplus Corp.......................................   249,211    7,770,156
    Ensign Energy Services, Inc.........................   176,399    3,799,562
   #Fairfax Financial Holdings, Ltd.....................    54,722   21,534,850
   #Genworth MI Canada, Inc.............................    84,524    2,093,085
    George Weston, Ltd..................................   141,700    9,832,759
    Goldcorp, Inc....................................... 1,007,168   48,163,175
    Groupe Aeroplan, Inc................................    39,347      554,717
   #Husky Energy, Inc...................................   783,918   21,947,571
    Industrial Alliance Insurance & Financial
      Services, Inc.....................................   168,485    6,648,055
   #Inmet Mining Corp...................................   128,378    8,866,675
    Intact Financial Corp...............................   121,000    7,022,293
    Kinross Gold Corp................................... 1,332,857   21,762,069
   #Loblaw Cos., Ltd....................................   224,875    8,698,917
   *Lundin Mining Corp..................................   484,110    3,637,982
   #Magna International, Inc............................   583,936   28,480,211
   #Manitoba Telecom Services, Inc......................    40,500    1,312,769
   #Manulife Financial Corp............................. 3,604,497   57,267,533
   #Metro, Inc. Class A.................................   137,300    6,807,160
   #National Bank of Canada.............................   109,467    8,483,993
   *New Gold, Inc.......................................   575,613    6,223,332
   #Nexen, Inc.......................................... 1,723,715   40,213,101
   #Pengrowth Energy Corp...............................   408,238    5,298,185
   #Penn West Petroleum, Ltd............................   700,622   15,604,413
   #PetroBakken Energy, Ltd.............................   150,435    2,213,738
   *Petrobank Energy & Resources, Ltd...................    96,762    1,498,851
   *Precision Drilling Corp.............................   233,316    4,029,216
    Progress Energy Resources Corp......................   179,131    2,598,520
   *Quadra FNX Mining, Ltd..............................   397,631    6,329,968
    Sears Canada, Inc...................................    34,515      551,619
   #Sun Life Financial, Inc............................. 1,513,735   41,841,793
    Suncor Energy, Inc.................................. 2,911,186  111,578,451
    Talisman Energy, Inc................................ 1,986,345   36,173,953
    Teck Resources, Ltd. Class A........................     4,015      202,126
   #Teck Resources, Ltd. Class B........................ 1,483,730   73,514,865
   #Telus Corp. Non-Voting..............................   365,532   19,262,689
   #Thomson Reuters Corp................................ 1,832,184   63,012,786
   #TransAlta Corp......................................   602,148   13,316,644
   #TransCanada Corp.................................... 1,941,948   81,584,377
  #*Uranium One, Inc....................................   405,400    1,429,900
    Viterra, Inc........................................   861,686    9,758,169
    Yamana Gold, Inc.................................... 1,777,340   23,141,043
   #Yellow Media, Inc...................................   113,179      246,389
                                                                   ------------
TOTAL CANADA............................................            961,856,082
                                                                   ------------
DENMARK -- (1.2%)
   #A.P. Moller - Maersk A.S............................     3,855   29,537,089
   *A.P. Moller - Maersk A.S. Series A..................       229    1,695,632
    Carlsberg A.S. Series B.............................   312,511   30,697,440
   *Danske Bank A.S..................................... 1,362,592   26,361,253
   *Jyske Bank A.S......................................   111,779    4,451,513
   #Rockwool International A.S..........................       246       29,011
    Sydbank A.S.........................................    60,841    1,426,014

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
DENMARK -- (Continued)
  #*Vestas Wind Systems A.S.............................   223,192 $  4,920,562
                                                                   ------------
TOTAL DENMARK...........................................             99,118,514
                                                                   ------------
FINLAND -- (0.6%)
    Kesko Oyj...........................................   152,300    5,909,839
   #Neste Oil Oyj.......................................   302,274    3,948,052
   #Outokumpu Oyj.......................................   228,983    2,442,794
    Sampo Oyj...........................................   378,030   11,514,398
   #Stora Enso Oyj Series R............................. 1,304,065   11,222,915
   #Stora Enso Oyj Sponsored ADR........................    91,500      783,240
    UPM-Kymmene Oyj..................................... 1,166,852   18,183,594
   #UPM-Kymmene Oyj Sponsored ADR.......................    69,300    1,072,764
                                                                   ------------
TOTAL FINLAND...........................................             55,077,596
                                                                   ------------
FRANCE -- (8.1%)
   *Air France-KLM SA...................................   320,673    3,858,686
    AXA SA.............................................. 3,834,671   71,743,137
    AXA SA Sponsored ADR................................   140,900    2,634,830
    BNP Paribas SA......................................   607,569   39,403,343
   *Bouygues SA.........................................   178,183    6,735,123
    Capgemini SA........................................   259,094   12,750,292
    Casino Guichard Perrachon SA........................   139,152   12,686,130
    Cie de Saint-Gobain SA..............................   906,829   52,402,859
  #*Cie Generale de Geophysique - Veritas SA
      Sponsored ADR.....................................   141,089    4,751,878
    Cie Generale des Establissements Michelin SA
      Series B..........................................   222,791   18,709,404
    Ciments Francais SA.................................    26,702    2,756,295
    CNP Assurances SA...................................   318,796    6,136,093
    Credit Agricole SA.................................. 2,838,495   34,845,625
    France Telecom SA...................................   422,575    8,744,088
    GDF Suez SA......................................... 2,720,289   88,956,326
    Groupe Eurotunnel SA................................   545,525    5,814,828
    Lafarge SA..........................................   505,082   27,011,684
    Lagardere SCA.......................................   243,906    9,473,863
    Natixis SA.......................................... 1,972,004    8,945,777
    Peugeot SA..........................................   358,364   13,584,698
    PPR SA..............................................   161,317   29,812,981
    Renault SA..........................................   500,084   26,682,121
   #Rexel SA............................................   120,723    2,624,856
    Sanofi SA...........................................   141,050   10,959,707
   #Sanofi SA ADR.......................................   651,672   25,252,290
    SCOR SE.............................................   199,252    5,128,121
    Societe Generale SA................................. 1,383,654   68,490,604
    STMicroelectronics NV............................... 1,542,301   12,159,854
    Vivendi SA.......................................... 3,447,034   82,432,601
                                                                   ------------
TOTAL FRANCE............................................            695,488,094
                                                                   ------------
GERMANY -- (8.5%)
    Allianz SE..........................................   396,448   51,663,326
    Allianz SE Sponsored ADR............................ 2,834,240   36,986,832
    Bayerische Motoren Werke AG.........................   915,762   91,550,815
   #Celesio AG..........................................    69,612    1,337,866
   *Commerzbank AG...................................... 2,221,366    8,443,746
    Daimler AG.......................................... 2,088,586  151,413,812
    Deutsche Bank AG (5750355)..........................   965,050   53,061,213
   #Deutsche Bank AG (D18190898)........................   420,711   23,126,484
    Deutsche Lufthansa AG...............................   464,311    9,347,549
    Deutsche Telekom AG................................. 2,852,483   44,463,938
    Deutsche Telekom AG Sponsored ADR................... 3,099,741   48,014,988
    E.ON AG............................................. 1,875,479   51,713,070
   #Fraport AG..........................................    41,329    3,311,419

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
GERMANY -- (Continued)
    Generali Deutschland Holding AG....................     10,980 $  1,241,650
    Hannover Rueckversicherung AG......................     74,974    3,890,876
    Heidelberger Zement AG.............................    201,967   11,107,687
    Linde AG...........................................     16,685    2,990,107
    Merck KGaA.........................................     50,209    5,358,621
    Munchener Rueckversicherungs-Gesellschaft AG.......    412,644   60,894,352
    Porsche Automobil Holding SE.......................    334,085   25,673,211
    RWE AG.............................................    133,559    7,001,824
   #Salzgitter AG......................................     79,216    5,770,096
    SCA Hygiene Products SE............................      3,195    1,613,755
   #Suedzucker AG......................................     54,734    1,929,891
    ThyssenKrupp AG....................................    368,208   16,279,452
    Volkswagen AG......................................     44,125    8,064,113
                                                                   ------------
TOTAL GERMANY..........................................             726,250,693
                                                                   ------------

GREECE -- (0.1%)
    Hellenic Petroleum S.A.............................    334,517    3,088,204
  #*National Bank of Greece S.A........................    379,016    2,548,753
   #National Bank of Greece S.A. ADR...................    619,230      811,191
                                                                   ------------
TOTAL GREECE...........................................               6,448,148
                                                                   ------------

HONG KONG -- (1.6%)
    Cathay Pacific Airways, Ltd........................    170,000      393,818
    Dah Sing Financial Holdings, Ltd...................    113,650      550,635
    Great Eagle Holdings, Ltd..........................    860,324    2,833,324
    Hang Lung Group, Ltd...............................    468,000    2,815,489
    Henderson Land Development Co., Ltd................  3,177,114   20,071,863
    Hong Kong & Shanghai Hotels, Ltd...................  1,329,848    2,099,448
    Hopewell Holdings, Ltd.............................  1,064,169    3,451,020
   #Hutchison Whampoa, Ltd.............................  5,618,000   65,407,947
   #Hysan Development Co., Ltd.........................  1,035,259    4,858,261
    New World Development Co., Ltd.....................  8,159,476   12,022,074
    Orient Overseas International, Ltd.................    360,500    2,043,866
    Pacific Basin Shipping, Ltd........................    301,000      164,948
   #Sino Land Co., Ltd.................................  1,526,684    2,586,172
    Wharf Holdings, Ltd................................     54,990      402,503
    Wheelock & Co., Ltd................................  3,482,000   14,840,696
                                                                   ------------
TOTAL HONG KONG........................................             134,542,064
                                                                   ------------

IRELAND -- (0.2%)
   *CRH P.L.C..........................................    537,886   10,551,837
   #CRH P.L.C. Sponsored ADR...........................    259,888    5,153,579
                                                                   ------------
TOTAL IRELAND..........................................              15,705,416
                                                                   ------------
ISRAEL -- (0.5%)
   *Bank Hapoalim B.M..................................  2,673,336   13,218,430
    Bank Leumi Le-Israel B.M...........................  2,840,659   13,185,692
    Bezeq Israeli Telecommunication Corp., Ltd.........    977,823    2,368,675
    Elbit Systems, Ltd.................................     42,796    2,024,385
   *Israel Discount Bank, Ltd..........................  1,353,651    2,614,444
   *Makhteshim-Agan Industries, Ltd....................    396,824    2,184,193
  #*NICE Systems, Ltd. Sponsored ADR...................    147,532    5,269,843
    Partner Communications Co., Ltd....................     95,455    1,369,334
                                                                   ------------
TOTAL ISRAEL...........................................              42,234,996
                                                                   ------------

ITALY -- (1.3%)
   #Banca Monte Dei Paschi di Siena SpA................  5,888,363    4,413,143
   #Banco Popolare Scarl...............................    426,228      816,564
    Finmeccanica SpA...................................    896,094    6,875,867
    Intesa Sanpaolo SpA................................ 10,123,801   23,353,647

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
ITALY -- (Continued)
    Telecom Italia SpA.................................  5,476,933 $  6,891,593
   #Telecom Italia SpA Sponsored ADR...................  1,874,500   23,431,250
    UniCredit SpA...................................... 21,860,189   38,995,912
    Unione di Banche Italiane ScpA.....................  1,533,872    7,361,579
                                                                   ------------
TOTAL ITALY............................................             112,139,555
                                                                   ------------

JAPAN -- (20.1%)
   #77 Bank, Ltd. (The)................................    737,372    3,233,367
   #AEON Co., Ltd......................................  1,886,800   23,761,682
    Aisin Seiki Co., Ltd...............................    346,600   13,300,159
    Ajinomoto Co., Inc.................................  1,342,000   16,635,332
    Alfresa Holdings Corp..............................     85,700    3,502,571
    Amada Co., Ltd.....................................    821,000    6,364,136
   #Aozora Bank, Ltd...................................    991,000    2,417,041
    Asahi Kasei Corp...................................  1,018,000    7,201,537
   #ASATSU-DK, Inc.....................................     32,500      896,110
    Autobacs Seven Co., Ltd............................      5,600      252,109
   #Awa Bank, Ltd. (The)...............................     65,600      426,542
    Bank of Kyoto, Ltd. (The)..........................    739,400    6,748,814
    Bank of Yokohama, Ltd. (The).......................  1,308,000    6,406,309
    Bridgestone Corp...................................  1,240,300   30,853,232
    Canon Marketing Japan, Inc.........................    124,900    1,553,296
   #Casio Computer Co., Ltd............................    249,300    1,764,103
    Chiba Bank, Ltd. (The).............................  1,016,000    6,438,735
    Chugoku Bank, Ltd. (The)...........................    403,800    5,136,237
    Chuo Mitsui Trust Holdings, Inc....................  5,877,629   21,651,537
    Citizen Holdings Co., Ltd..........................    511,000    3,068,170
    Coca-Cola West Co., Ltd............................    109,007    2,180,615
    Comsys Holdings Corp...............................    151,700    1,510,886
    Cosmo Oil Co., Ltd.................................  1,212,364    3,659,165
    Credit Saison Co., Ltd.............................    345,100    5,853,204
    Dai Nippon Printing Co., Ltd.......................  1,815,000   20,609,383
    Daicel Chemical Industries, Ltd....................    515,000    3,684,551
    Daido Steel Co., Ltd...............................    398,000    2,821,648
    Dainippon Sumitomo Pharma Co., Ltd.................    374,800    3,809,658
    Daishi Bank, Ltd. (The)............................    172,932      527,068
    Daiwa Securities Group, Inc........................  3,289,000   14,305,691
    Denso Corp.........................................    367,888   13,073,234
  #*Elpida Memory, Inc.................................    385,300    3,556,703
    Fuji Heavy Industries, Ltd.........................  1,318,000   10,552,303
    Fuji Television Network, Inc.......................      1,128    1,746,879
    FUJIFILM Holdings Corp.............................  1,327,000   40,075,484
    Fujikura, Ltd......................................    694,000    3,279,397
    Fujitsu, Ltd.......................................    520,000    3,060,290
    Fukuoka Financial Group, Inc.......................  1,800,000    7,653,622
    Fukuyama Transporting Co., Ltd.....................     71,000      414,651
    Glory, Ltd.........................................    119,600    2,797,161
    Gunma Bank, Ltd. (The).............................    921,397    4,897,673
   #H2O Retailing Corp.................................    198,000    1,512,570
    Hachijuni Bank, Ltd. (The).........................    993,231    5,511,281
    Hakuhodo Dy Holdings, Inc..........................     39,920    2,205,588
   *Hankyu Hanshin Holdings, Inc.......................    582,000    2,342,879
    Higo Bank, Ltd. (The)..............................    376,000    2,123,114
   #Hiroshima Bank, Ltd. (The).........................    300,000    1,319,538
    Hitachi Capital Corp...............................    105,100    1,544,624
    Hitachi High-Technologies Corp.....................    159,200    3,448,291
    Hitachi Transport System, Ltd......................    111,000    1,995,228
    Hokkoku Bank, Ltd. (The)...........................    512,409    1,801,762
   #Hokuhoku Financial Group, Inc......................  2,620,000    5,469,797
   #House Foods Corp...................................    148,300    2,670,690
    Hyakugo Bank, Ltd. (The)...........................     40,028      158,553

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
JAPAN -- (Continued)
   *Hyakujishi Bank, Ltd. (The).........................    178,000 $   648,480
    Idemitsu Kosan Co., Ltd.............................     51,124   5,936,448
    Inpex Corp..........................................      3,476  26,982,480
    Isetan Mitsukoshi Holdings, Ltd.....................    882,200   9,345,866
    ITOCHU Corp.........................................  2,108,100  24,322,100
    Iyo Bank, Ltd. (The)................................    548,000   5,160,092
   #J. Front Retailing Co., Ltd.........................  1,136,000   5,390,951
    JFE Holdings, Inc...................................    600,700  16,342,939
    Joyo Bank, Ltd. (The)...............................  1,518,000   6,381,309
    JS Group Corp.......................................    561,100  14,035,414
    JTEKT Corp..........................................    475,200   6,966,267
    JX Holdings, Inc....................................  5,520,533  39,913,919
    Kagoshima Bank, Ltd. (The)..........................    358,143   2,427,340
   #Kajima Corp.........................................  1,830,000   5,686,474
    Kamigumi Co., Ltd...................................    519,000   5,166,593
    Kaneka Corp.........................................    653,542   4,181,603
   #Kawasaki Kisen Kaisha, Ltd..........................  1,166,087   3,816,118
    Keiyo Bank, Ltd. (The)..............................    418,000   2,203,413
    Kewpie Corp.........................................    131,300   1,781,828
    Kinden Corp.........................................    285,000   2,410,771
    Kirin Holdings Co., Ltd.............................      2,000      29,453
    Kobe Steel, Ltd.....................................  3,785,000   8,360,866
    Kyocera Corp........................................    306,200  32,697,851
   #Kyocera Corp. Sponsored ADR.........................     13,600   1,456,832
    Kyowa Hakko Kirin Co., Ltd..........................    604,000   6,441,640
   #Mabuchi Motor Co., Ltd..............................     36,100   1,866,434
    Marui Group Co., Ltd................................    542,642   4,443,730
    Maruichi Steel Tube, Ltd............................    104,400   2,645,321
   #Mazda Motor Corp....................................  3,005,000   8,257,503
    Medipal Holdings Corp...............................    339,800   3,207,458
    Meiji Holdings Co., Ltd.............................    144,395   6,333,583
    Mitsubishi Chemical Holdings Corp...................  4,076,000  31,771,516
   *Mitsubishi Corp.....................................    659,700  17,644,438
    Mitsubishi Gas Chemical Co., Inc....................    890,000   6,936,720
    Mitsubishi Heavy Industries, Ltd....................  9,007,000  41,979,694
    Mitsubishi Logistics Corp...........................    236,000   2,712,791
    Mitsubishi Materials Corp...........................  2,533,000   8,627,770
    Mitsubishi Tanabe Pharma Corp.......................    623,000  11,287,822
   #Mitsubishi UFJ Financial Group, Inc................. 15,413,706  78,268,847
   #Mitsubishi UFJ Financial Group, Inc. ADR............  4,781,372  24,241,556
    Mitsui & Co., Ltd...................................  1,153,600  21,718,684
    Mitsui & Co., Ltd. Sponsored ADR....................     11,723   4,442,900
    Mitsui Chemicals, Inc...............................  1,861,800   7,070,538
   #Mitsui Engineering & Shipbuilding Co., Ltd..........  1,025,000   2,173,108
    Mitsui Mining & Smelting Co., Ltd...................     64,030     231,752
    Mitsui O.S.K. Lines, Ltd............................    819,000   4,288,614
   *Mizuho Financial Group, Inc.........................  2,486,700   4,067,825
   #Mizuho Financial Group, Inc. ADR....................    349,173   1,138,304
    Mizuho Securities Co., Ltd..........................  1,325,000   3,218,942
    MS&AD Insurance Group Holdings, Inc.................    865,753  21,636,392
    Nagase & Co., Ltd...................................    235,889   3,114,108
    Namco Bandai Holdings, Inc..........................    441,300   5,583,844
    Nanto Bank, Ltd. (The)..............................    323,000   1,716,100
   *NEC Corp............................................  5,425,101  12,407,501
    Nippon Express Co., Ltd.............................  1,952,238   8,610,199
    Nippon Kayaku Co., Ltd..............................      6,000      66,587
    Nippon Meat Packers, Inc............................    429,536   5,976,206
    Nippon Paper Group, Inc.............................    231,700   5,175,522
    Nippon Sheet Glass Co., Ltd.........................  1,171,739   3,737,201
    Nippon Shokubai Co., Ltd............................    234,000   3,060,859
    Nippon Steel Corp...................................  7,450,000  25,092,578

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
JAPAN -- (Continued)
    Nippon Television Network Corp.......................    12,380 $ 1,886,093
    Nippon Yusen K.K..................................... 3,032,000  11,101,452
    Nishi-Nippon Bank, Ltd............................... 1,403,569   4,315,817
    Nissan Motor Co., Ltd................................ 4,597,200  48,920,995
    Nisshin Seifun Group, Inc............................   394,500   5,039,829
    Nisshin Steel Co., Ltd............................... 1,431,000   2,972,822
    Nisshinbo Holdings, Inc..............................   305,000   3,002,349
    NKSJ Holdings, Inc................................... 1,353,000   8,927,559
    NOK Corp.............................................   162,200   3,004,246
    Nomura Holdings, Inc................................. 2,057,500   9,988,581
    Nomura Real Estate Holdings, Inc.....................   164,700   3,014,994
    NTN Corp.............................................   651,000   3,931,121
    Obayashi Corp........................................ 1,650,682   7,637,519
    Oji Paper Co., Ltd................................... 1,997,000   9,983,765
   #Ono Pharmaceutical Co., Ltd..........................    92,600   5,151,367
    Onward Holdings Co., Ltd.............................   278,000   2,344,022
    Panasonic Corp....................................... 3,240,817  38,535,117
    Panasonic Corp. Sponsored ADR........................   302,421   3,583,689
    Rengo Co., Ltd.......................................   428,000   2,822,718
    Ricoh Co., Ltd....................................... 1,666,000  17,921,693
    Rohm Co., Ltd........................................   230,500  13,432,156
    San-in Godo Bank, Ltd. (The).........................   309,900   2,406,458
    Sankyo Co., Ltd......................................    57,500   3,070,772
    Sapporo Hokuyo Holdings, Inc.........................   529,800   2,289,937
    SBI Holdings, Inc....................................    45,820   4,494,956
   #Seiko Epson Corp.....................................   296,800   5,036,847
    Seino Holdings Co., Ltd..............................   295,000   2,268,208
    Sekisui Chemical Co., Ltd............................   988,000   9,128,450
    Sekisui House, Ltd................................... 1,354,000  12,959,933
    Seven & I Holdings Co., Ltd.......................... 1,413,500  40,305,540
   #Sharp Corp........................................... 2,998,000  27,617,584
    Shiga Bank, Ltd......................................   455,185   2,667,315
   #Shimizu Corp......................................... 1,371,000   6,076,744
  #*Shinko Electric Industries Co., Ltd..................   120,300     995,705
    Shinsei Bank, Ltd.................................... 1,642,000   2,084,692
    Shizuoka Bank, Ltd................................... 1,009,000   9,490,041
   *Showa Denko K.K...................................... 1,456,000   3,031,689
   #SKY Perfect JSAT Holdings, Inc.......................     3,029   1,328,251
    Sojitz Corp.......................................... 2,578,100   5,099,391
    Sony Corp............................................   768,200  19,268,261
    Sony Corp. Sponsored ADR............................. 1,801,665  45,221,792
    Sumitomo Bakelite Co., Ltd...........................   347,000   2,375,454
    Sumitomo Chemical Co., Ltd........................... 2,223,000  11,265,635
    Sumitomo Corp........................................ 3,241,900  45,688,741
    Sumitomo Electric Industries, Ltd.................... 2,606,700  38,913,824
    Sumitomo Forestry Co., Ltd...........................   158,000   1,499,513
    Sumitomo Heavy Industries, Ltd.......................   297,000   2,087,147
   *Sumitomo Metal Industries, Ltd.......................   916,000   2,195,875
   #Sumitomo Mitsui Financial Group, Inc.................   951,700  29,939,491
    Sumitomo Rubber Industries, Ltd......................   230,300   2,989,578
    Suzuken Co., Ltd.....................................   150,000   3,764,771
   #Suzuki Motor Corp....................................   519,200  12,025,203
   #Taiheiyo Cement Corp................................. 1,638,800   3,228,797
   #Taisei Corp.......................................... 2,148,703   5,132,775
   #Taisho Pharmaceutical Co., Ltd.......................   285,000   6,683,949
   #Taiyo Yuden Co., Ltd.................................   177,000   2,227,878
    Takashimaya Co., Ltd.................................   615,634   4,583,937
    TDK Corp.............................................   113,700   5,857,089
    Teijin, Ltd.......................................... 1,535,450   6,859,912
    Toda Corp............................................   385,000   1,468,086
   #Tokai Rika Co., Ltd..................................    94,200   1,844,514

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
JAPAN -- (Continued)
    Tokuyama Corp.....................................   637,000 $    3,151,606
    Tokyo Broadcasting System, Inc....................    85,300      1,087,490
   #Tokyo Steel Manufacturing Co., Ltd................   224,500      2,301,259
    Tokyo Tatemono Co., Ltd...........................   808,000      3,298,766
   #Toppan Printing Co., Ltd.......................... 1,312,000     10,375,477
    Tosoh Corp........................................ 1,044,000      4,426,394
    Toyo Seikan Kaisha, Ltd...........................   346,349      6,063,579
    Toyobo Co., Ltd...................................   743,000      1,145,843
    Toyota Auto Body Co., Ltd.........................   108,400      1,963,046
   *Toyota Motor Corp.................................   150,500      6,144,012
   #Toyota Motor Corp. Sponsored ADR..................   673,198     55,148,380
    Toyota Tsusho Corp................................   482,400      8,444,231
    TV Asahi Corp.....................................       583        938,985
    UNY Co., Ltd......................................   390,450      3,834,682
   #Wacoal Corp.......................................   179,000      2,381,418
    Yamaguchi Financial Group, Inc....................   492,148      5,023,370
    Yamaha Corp.......................................   327,300      3,872,613
    Yamato Holdings Co., Ltd..........................   510,500      8,745,570
    Yamato Kogyo Co., Ltd.............................    82,600      2,477,749
    Yamazaki Baking Co., Ltd..........................   170,000      2,353,053
   *Yokogawa Electric Corp............................   370,400      3,272,291
    Yokohama Rubber Co., Ltd..........................   437,000      2,649,542
                                                                 --------------
TOTAL JAPAN...........................................            1,718,716,189
                                                                 --------------
MALAYSIA -- (0.0%)
   *Rekapacific Berhad................................   691,000             --
                                                                 --------------
NETHERLANDS -- (3.0%)
   *Aegon NV.......................................... 3,288,297     18,818,160
    Akzo Nobel NV.....................................   220,284     13,455,613
    APERAM NV.........................................   122,341      3,402,125
   #ArcelorMittal NV.................................. 2,446,831     76,270,717
   *ING Groep NV...................................... 4,134,887     44,371,594
  #*ING Groep NV Sponsored ADR........................ 1,273,519     13,677,594
    Koninklijke Ahold NV..............................   984,473     13,108,717
    Koninklijke DSM NV................................   452,418     25,651,572
    Koninklijke Philips Electronics NV................ 1,939,039     48,161,088
   #Philips Electronics NV ADR........................   137,395      3,403,274
                                                                 --------------
TOTAL NETHERLANDS.....................................              260,320,454
                                                                 --------------

NEW ZEALAND -- (0.1%)
    Auckland International Airport, Ltd...............   219,002        434,495
    Contact Energy, Ltd............................... 1,228,523      5,591,179
                                                                 --------------
TOTAL NEW ZEALAND.....................................                6,025,674
                                                                 --------------

NORWAY -- (0.9%)
    Aker ASA..........................................    56,956      1,504,371
    Austevoll Seafood ASA.............................     3,776         20,789
   #DnB NOR ASA Series A.............................. 1,005,085     14,616,059
   #Marine Harvest ASA................................ 4,619,922      2,682,184
   #Norsk Hydro ASA................................... 2,739,927     19,504,225
    Norsk Hydro ASA Sponsored ADR.....................    59,900        422,894
    Orkla ASA......................................... 2,700,350     25,376,689
  #*Renewable Energy Corp. ASA........................ 1,281,469      2,374,301
    Storebrand ASA....................................   812,117      6,748,842
    Telenor ASA.......................................   253,633      4,239,017
                                                                 --------------
TOTAL NORWAY..........................................               77,489,371
                                                                 --------------

PORTUGAL -- (0.1%)
  #*Banco Comercial Portugues SA...................... 4,573,036      2,109,651

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
PORTUGAL -- (Continued)
   #Banco Espirito Santo SA............................    827,630 $  3,132,050
    Cimpor Cimentos de Portugal SA.....................    169,758    1,318,140
  #*EDP Renovaveis SA..................................    437,976    2,839,397
                                                                   ------------
TOTAL PORTUGAL.........................................               9,399,238
                                                                   ------------

SINGAPORE -- (1.1%)
    CapitaLand, Ltd....................................  4,942,000   11,882,927
    CapitaMalls Asia, Ltd..............................  1,863,000    2,218,244
   #DBS Group Holdings, Ltd............................  2,081,557   26,824,599
    Fraser & Neave, Ltd................................  1,620,450    8,065,588
    Golden Agri-Resources, Ltd......................... 13,950,000    8,437,232
   #Neptune Orient Lines, Ltd..........................  1,079,004    1,287,701
    Oversea-Chinese Banking Corp., Ltd.................      3,224       26,590
   #Overseas Union Enterprise, Ltd.....................    405,000      970,619
   #Singapore Airlines, Ltd............................  1,585,600   18,668,462
    Singapore Land, Ltd................................    532,000    3,072,395
    United Industrial Corp., Ltd.......................  2,155,000    5,095,188
   #UOL Group, Ltd.....................................  1,376,600    5,890,371
    Venture Corp., Ltd.................................    307,000    2,009,184
    Wheelock Properties, Ltd...........................    870,000    1,338,589
                                                                   ------------
TOTAL SINGAPORE........................................              95,787,689
                                                                   ------------

SPAIN -- (2.7%)
   #Acciona SA.........................................    114,419   11,833,054
    Banco Bilbao Vizcaya Argentaria SA.................    399,320    4,182,889
   #Banco de Sabadell SA...............................  4,324,542   16,167,520
   #Banco Espanol de Credito SA........................    400,117    3,034,022
   #Banco Popular Espanol SA...........................  3,740,123   19,319,966
   #Banco Santander SA.................................  3,982,035   41,912,243
   #Banco Santander SA Sponsored ADR...................  1,261,600   12,880,936
    CaixaBank SA.......................................  2,389,809   13,803,032
   *CaixaBank SA Issue 11..............................     25,697      148,914
    Cia Espanola de Petroleos SA.......................     15,456      621,922
  #*Fomento de Construcciones y Contratas SA...........     41,871    1,148,725
    Gas Natural SDG SA.................................  1,165,796   23,436,515
   *Iberdrola SA.......................................    904,969    7,353,510
   #Repsol YPF SA......................................    938,894   29,611,068
    Repsol YPF SA Sponsored ADR........................  1,432,181   45,056,414
                                                                   ------------
TOTAL SPAIN............................................             230,510,730
                                                                   ------------

SWEDEN -- (2.2%)
    Boliden AB.........................................    232,476    4,017,918
    Holmen AB Series A.................................      6,300      204,641
    Nordea Bank AB.....................................  4,040,284   42,972,566
    Skandinaviska Enskilda Banken AB Series A..........  3,019,960   22,983,308
    Skandinaviska Enskilda Banken AB Series C..........     12,151       90,382
   #SSAB AB Series A...................................    507,586    6,826,145
    SSAB AB Series B...................................    233,785    2,770,035
    Svenska Cellulosa AB...............................     61,106      905,006
    Svenska Cellulosa AB Series B......................  1,586,671   23,100,474
    Swedbank AB Series A...............................  1,322,591   23,159,951
    Tele2 AB Series B..................................    537,454   11,429,435
    Telefonaktiebolaget LM Ericsson AB.................    350,678    4,404,750
    Telefonaktiebolaget LM Ericsson AB Series A........      7,378       90,601
    Telefonaktiebolaget LM Ericsson AB Sponsored ADR...    952,162   11,902,025
    TeliaSonera AB.....................................  3,805,275   29,099,722
    Volvo AB Series A..................................    427,286    6,887,091
                                                                   ------------
TOTAL SWEDEN...........................................             190,844,050
                                                                   ------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                      ---------- --------------
SWITZERLAND -- (4.7%)
   #Adecco SA........................................    351,751 $   21,137,512
   #Alpiq Holding AG.................................        883        301,939
    Baloise Holding AG...............................    200,163     19,911,124
    Banque Cantonale Vaudoise AG.....................        988        627,219
    Compagnie Financiere Richemont SA Series A.......    121,191      7,827,044
    Credit Suisse Group AG...........................    165,279      5,942,197
   #Credit Suisse Group AG Sponsored ADR.............    805,990     28,967,281
    Givaudan SA......................................     14,257     15,611,092
    Holcim, Ltd......................................    886,165     60,760,300
   #Lonza Group AG...................................     10,691        910,559
    Novartis AG......................................     16,632      1,019,576
    Novartis AG ADR..................................    512,259     31,350,251
   *PSP Swiss Property AG............................     95,780      9,695,442
    St. Galler Kantonalbank AG.......................      3,804      2,141,985
    Swiss Life Holding AG............................    123,557     18,346,452
   *Swiss Re, Ltd....................................  1,108,107     62,385,136
   *UBS AG...........................................  2,374,731     39,203,371
    Zurich Financial Services AG.....................    322,634     76,723,171
                                                                 --------------
TOTAL SWITZERLAND....................................               402,861,651
                                                                 --------------
UNITED KINGDOM -- (15.2%)
    Anglo American P.L.C.............................      2,379        112,604
    Associated British Foods P.L.C...................  1,471,236     25,795,619
    Aviva P.L.C......................................  7,470,381     48,650,440
    Barclays P.L.C...................................  3,782,077     13,824,942
   #Barclays P.L.C. Sponsored ADR....................  4,180,831     60,872,899
    BP P.L.C. Sponsored ADR..........................  1,338,870     60,838,253
    Carnival P.L.C...................................    658,867     22,765,765
   #Carnival P.L.C. ADR..............................    241,674      8,361,920
   *International Consolidated Airlines Group SA.....  3,077,641     11,951,463
    International Power P.L.C........................  6,483,180     32,450,178
    Investec P.L.C...................................    458,970      3,605,820
    Kazakhmys P.L.C..................................    690,345     15,165,401
    Kingfisher P.L.C................................. 10,285,817     42,479,211
    Legal & General Group P.L.C......................  9,022,792     16,533,830
   *Lloyds Banking Group P.L.C....................... 17,699,215     12,502,837
   *Lloyds Banking Group P.L.C. Sponsored ADR........  2,857,128      7,942,816
    Mondi P.L.C......................................  1,450,865     14,192,751
    Old Mutual P.L.C................................. 12,263,991     25,446,766
    Pearson P.L.C. Sponsored ADR.....................  1,734,559     33,043,349
   *Resolution, Ltd..................................  2,273,855     10,280,164
    Rexam P.L.C......................................  4,277,874     25,993,094
   *Royal Bank of Scotland Group P.L.C............... 25,472,483     14,780,223
  #*Royal Bank of Scotland Group P.L.C. Sponsored ADR    377,000      4,354,350
   #Royal Dutch Shell P.L.C. ADR.....................  3,323,210    244,754,416
    Royal Dutch Shell P.L.C. Series B................    128,375      4,700,515
    RSA Insurance Group P.L.C........................  5,305,189     11,408,362
    Sainsbury (J.) P.L.C.............................  5,529,939     27,536,635
    Vodafone Group P.L.C............................. 34,976,333     98,182,505
    Vodafone Group P.L.C. Sponsored ADR..............  8,700,738    244,490,738
    William Morrison Supermarkets P.L.C..............  8,127,143     38,712,351
    Wolseley P.L.C...................................    889,796     26,415,981
    WPP P.L.C........................................  1,260,953     14,291,026
    WPP P.L.C. Sponsored ADR.........................     38,003      2,150,590
    Xstrata P.L.C....................................  3,843,909     81,285,216
                                                                 --------------
TOTAL UNITED KINGDOM.................................             1,305,873,030
                                                                 --------------
TOTAL COMMON STOCKS..................................             7,661,722,886
                                                                 --------------

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED

                                                     SHARES        VALUE++
                                                  ------------  --------------
RIGHTS/WARRANTS -- (0.0%)
SPAIN -- (0.0%)
   *Banco Popular Espanol SA Rights 04/27/11.....           69  $            5
   *Banco Popular Espanol SA Rights 07/11/11.....    3,740,123         231,091
                                                                --------------
TOTAL SPAIN......................................                      231,096
                                                                --------------
TOTAL RIGHTS/WARRANTS............................                      231,096
                                                                --------------

                                                      FACE
                                                     AMOUNT        VALUE+
                                                  ------------  --------------
                                                      (000)
TEMPORARY CASH INVESTMENTS -- (0.5%)
   Repurchase Agreement, PNC Capital Markets,
     Inc. 0.05%, 08/01/11 (Collateralized by
     $42,920,000 FNMA 2.24%, 07/06/15, valued at
     $43,993,000) to be repurchased at
     $43,339,181................................. $     43,339      43,339,000
                                                                --------------

                                                     SHARES/
                                                      FACE
                                                     AMOUNT
                                                  ------------
                                                      (000)
SECURITIES LENDING COLLATERAL -- (10.0%)
(S)@DFA Short Term Investment Fund...............  852,960,471     852,960,471
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S.
     Treasury Note 0.750%, 06/15/14, valued at
     $705,665)## to be repurchased at $691,840... $        692         691,828
                                                                --------------
TOTAL SECURITIES LENDING COLLATERAL..............                  853,652,299
                                                                --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $7,011,237,948)^^........................               $8,558,945,281
                                                                ==============

THE DFA INTERNATIONAL VALUE SERIES
CONTINUED


Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                             VALUATION INPUTS
                           ----------------------------------------------------
                                 INVESTMENT IN SECURITIES (MARKET VALUE)
                           ----------------------------------------------------
                              LEVEL 1        LEVEL 2     LEVEL 3     TOTAL
                           -------------- -------------- ------- --------------
 Common Stocks............
    Australia............. $   14,905,915 $  392,869,757   --    $  407,775,672
    Austria...............             --     32,049,049   --        32,049,049
    Belgium...............      3,836,308     71,372,623   --        75,208,931
    Canada................    961,856,082             --   --       961,856,082
    Denmark...............             --     99,118,514   --        99,118,514
    Finland...............      1,856,004     53,221,592   --        55,077,596
    France................     32,638,998    662,849,096   --       695,488,094
    Germany...............    108,128,304    618,122,389   --       726,250,693
    Greece................        811,191      5,636,957   --         6,448,148
    Hong Kong.............             --    134,542,064   --       134,542,064
    Ireland...............      5,153,579     10,551,837   --        15,705,416
    Israel................      5,269,843     36,965,153   --        42,234,996
    Italy.................     23,431,250     88,708,305   --       112,139,555
    Japan.................    135,233,453  1,583,482,736   --     1,718,716,189
    Malaysia..............             --             --   --                --
    Netherlands...........     17,080,868    243,239,586   --       260,320,454
    New Zealand...........             --      6,025,674   --         6,025,674
    Norway................        422,894     77,066,477   --        77,489,371
    Portugal..............             --      9,399,238   --         9,399,238
    Singapore.............             --     95,787,689   --        95,787,689
    Spain.................     99,849,593    130,661,137   --       230,510,730
    Sweden................     11,902,025    178,942,025   --       190,844,050
    Switzerland...........    122,702,668    280,158,983   --       402,861,651
    United Kingdom........    666,809,331    639,063,699   --     1,305,873,030
 Rights/Warrants
    Spain.................        231,096             --   --           231,096
 Temporary Cash
   Investments............             --     43,339,000   --        43,339,000
 Securities Lending
   Collateral.............             --    853,652,299   --       853,652,299
                           -------------- --------------   --    --------------
 TOTAL.................... $2,212,119,402 $6,346,825,879   --    $8,558,945,281
                           ============== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       THE JAPANESE SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (89.1%)
Consumer Discretionary -- (21.0%)
    Accordia Golf Co., Ltd................................     4,489 $3,355,587
    Aeon Fantasy Co., Ltd.................................    57,832    845,659
    Ahresty Corp..........................................    11,900    101,544
   #Aichi Machine Industry Co., Ltd.......................   294,000  1,140,139
   #Aigan Co., Ltd........................................    61,600    332,668
    Aisan Industry Co., Ltd...............................   132,800  1,320,482
   #Akebono Brake Industry Co., Ltd.......................   326,700  1,818,028
    Alpen Co., Ltd........................................    70,600  1,220,976
    Alpha Corp............................................    30,200    378,095
    Alpine Electronics, Inc...............................   206,300  3,080,677
    Amiyaki Tei Co., Ltd..................................       235    689,169
    Amuse, Inc............................................    29,999    354,303
  #*Anrakutei Co., Ltd....................................    50,000    270,996
    AOI Advertising Promotion, Inc........................    39,000    225,310
    AOKI Holdings, Inc....................................    97,100  1,594,045
    Aoyama Trading Co., Ltd...............................   250,500  4,370,274
    Arc Land Sakamoto Co., Ltd............................    14,600    261,945
    Arnest One Corp.......................................   183,900  2,128,014
   #Asahi Co., Ltd........................................    35,100    724,477
   *Asahi Tec Corp........................................ 1,772,000    577,800
   #ASATSU-DK, Inc........................................   120,400  3,319,743
   *Ashimori Industry Co., Ltd............................    10,000     14,606
    ASKUL Corp............................................    75,200  1,133,126
    Asti Corp.............................................    46,000    137,324
  #*Atom Corp.............................................   170,700    596,260
    Atsugi Co., Ltd.......................................   750,000    953,008
    Autobacs Seven Co., Ltd...............................   100,400  4,519,962
    Avex Group Holdings, Inc..............................   152,900  2,075,044
    Bals Corp.............................................       147    131,711
    Belluna Co., Ltd......................................     6,950     48,172
   *Best Denki Co., Ltd...................................   234,500    734,392
   #Bic Camera, Inc.......................................     2,531  1,462,764
   #Bookoff Corp..........................................    33,200    310,488
    Calsonic Kansei Corp..................................   617,000  4,024,743
   #Can Do Co., Ltd.......................................       198    193,084
   *Carchs Holdings Co., Ltd..............................   707,200    264,882
  #*CHI Group Co., Ltd....................................     8,500     23,433
    Chiyoda Co., Ltd......................................   120,900  1,993,673
    Chofu Seisakusho Co., Ltd.............................    88,800  2,314,215
    Chori Co., Ltd........................................   658,000    820,300
    Chuo Spring Co., Ltd..................................   202,000    755,186
  #*Clarion Co., Ltd......................................   496,000  1,070,995
    Cleanup Corp..........................................   110,600    707,778
   #Colowide Co., Ltd.....................................   210,950  1,322,088
    Corona Corp...........................................    76,200    866,616
    Cross Plus, Inc.......................................    22,000    211,505
    Daido Metal Co., Ltd..................................   144,000  1,542,693
   #Daidoh, Ltd...........................................   113,600  1,172,429
  #*Daiei, Inc. (The).....................................   379,250  1,429,613
    Daikoku Denki Co., Ltd................................    36,900    359,345
    Daimaruenawin Co., Ltd................................       400      2,911
    Dainichi Co., Ltd.....................................    54,900    508,585
   #Daisyo Corp...........................................    54,300    672,118
   #DCM Holdings Co., Ltd.................................   350,600  2,663,365
    Descente, Ltd.........................................   231,000  1,306,722
   #Doshisha Co., Ltd.....................................    54,800  1,473,108
    Doutor Nichires Holdings Co., Ltd.....................   140,986  1,872,926
    Dynic Corp............................................   127,000    228,765

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Eagle Industry Co., Ltd...............................   108,000 $1,563,286
   #Edion Corp............................................   300,500  3,118,331
    Exedy Corp............................................   119,700  4,522,843
   *F&A Aqua Holdings, Inc................................    60,638    623,531
    FCC Co., Ltd..........................................   132,600  3,183,093
    Fine Sinter Co., Ltd..................................    49,000    158,959
    Foster Electric Co., Ltd..............................    86,500  1,445,530
    France Bed Holdings Co., Ltd..........................   750,000    970,186
   #F-Tech, Inc...........................................    20,100    319,701
   #Fuji Co., Ltd.........................................    97,000  2,166,505
    Fuji Corp, Ltd........................................   102,300    520,064
  #*Fuji Kiko Co., Ltd....................................   148,000    615,046
    Fuji Kyuko Co., Ltd...................................   311,000  1,714,224
    Fuji Oozx, Inc........................................     6,000     27,728
   #Fujibo Holdings, Inc..................................   155,000    388,962
    Fujikura Rubber, Ltd..................................    72,900    314,493
    Fujita Kanko, Inc.....................................   394,100  1,417,227
   #Fujitsu General, Ltd..................................   285,000  2,409,411
   #Funai Electric Co., Ltd...............................    84,200  2,186,959
   #Furukawa Battery Co., Ltd.............................    71,000    472,882
    Futaba Industrial Co., Ltd............................   163,800  1,306,586
    G-7 Holdings, Inc.....................................    29,200    149,718
   *Gajoen Kanko Co.......................................    37,000         --
    Gakken Holdings Co., Ltd..............................   322,000    702,876
   #Genki Sushi Co., Ltd..................................    19,200    234,716
   #GEO Co., Ltd..........................................     1,351  1,747,644
   #GLOBERIDE, Inc........................................   463,000    505,435
    Goldwin, Inc..........................................   175,000    600,755
    Gourmet Kineya Co., Ltd...............................    67,000    391,509
  #*GSI Creos Corp........................................   194,000    291,919
    Gulliver International Co., Ltd.......................    19,820    959,819
    Gunze, Ltd............................................   758,000  2,837,891
   #H2O Retailing Corp....................................   387,000  2,956,387
   *Hagihara Industries, Inc..............................     1,900     31,721
    Hakuyosha Co., Ltd....................................    88,000    228,091
    Happinet Corp.........................................    36,100    456,206
    Haruyama Trading Co., Ltd.............................    47,900    279,085
   *Haseko Corp........................................... 5,986,000  4,879,697
    Heiwa Corp............................................   157,800  2,562,373
    Hiday Hidaka Corp.....................................    20,800    337,666
    Hikari Tsushin, Inc...................................    95,800  2,353,263
    Himaraya Co., Ltd.....................................    35,900    280,386
    HIS Co., Ltd..........................................   101,800  2,865,003
    Hitachi Koki Co., Ltd.................................   200,900  1,831,516
   #Honeys Co., Ltd.......................................    29,000    329,850
    Horipro, Inc..........................................    41,800    382,429
    I Metal Technology Co., Ltd...........................   142,000    349,996
    Ichibanya Co., Ltd....................................    16,100    511,026
    Ichikawa Co., Ltd.....................................    63,000    136,141
   #Ichikoh Industries, Ltd...............................   285,000    679,317
   #Ikyu Corp.............................................       504    255,359
   #Imasen Electric Industrial Co., Ltd...................    54,400    882,952
    Imperial Hotel, Ltd...................................    10,900    276,841
   *Impress Holdings, Inc.................................   110,400    162,788
    Intage, Inc...........................................    14,000    304,824
    Ishizuka Glass Co., Ltd...............................   109,000    226,621
   *Izuhakone Railway Co., Ltd............................       300     21,043
    Izumi Co., Ltd........................................    85,200  1,295,467
   *Izutsuya Co., Ltd.....................................   350,000    221,698
  #*Janome Sewing Machine Co., Ltd........................   242,000    206,562
    Japan Vilene Co., Ltd.................................   139,000    650,812

THE JAPANESE SMALL COMPANY SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
Consumer Discretionary -- (Continued)
    Japan Wool Textile Co., Ltd. (The)...................... 310,000 $2,753,689
  #*Jeans Mate Corp.........................................  30,308     82,612
    Jidosha Buhin Kogyo Co., Ltd............................  79,000    488,052
   *Joban Kosan Co., Ltd.................................... 221,000    234,068
   #Joshin Denki Co., Ltd................................... 205,000  2,344,156
    Juntendo Co., Ltd.......................................  31,000     50,337
  #*JVC Kenwood Holdings, Inc............................... 465,230  2,635,588
    Kabuki-Za Co., Ltd......................................  39,000  1,918,715
   #Kadokawa Holdings, Inc..................................  88,600  3,162,036
    Kanto Auto Works, Ltd................................... 168,000  1,688,199
   #Kappa Create Co., Ltd...................................  51,300  1,161,245
    Kasai Kogyo Co., Ltd.................................... 118,000    909,423
   #Kawai Musical Instruments Manufacturing Co., Ltd........ 256,000    570,331
  #*Kawashima Selkon Textiles Co., Ltd...................... 323,000    282,974
   #Keihin Corp............................................. 151,800  3,386,810
   #Keiyo Co., Ltd.......................................... 173,500  1,079,694
   #Kentucky Fried Chicken Japan, Ltd.......................  78,000  2,065,747
    Kimoto Co., Ltd.........................................  34,600    316,551
  #*Kinki Nippon Tourist Co., Ltd........................... 153,000    200,804
   #Kinugawa Rubber Industrial Co., Ltd..................... 198,000  1,627,753
   #Kisoji Co., Ltd.........................................  85,300  1,582,733
    Koekisha Co., Ltd.......................................  13,600    216,193
   #Kohnan Shoji Co., Ltd...................................  96,800  1,924,130
   #Kojima Co., Ltd......................................... 109,700    776,824
    Komatsu Seiren Co., Ltd................................. 145,000    678,828
    Komeri Co., Ltd......................................... 125,600  3,749,133
   *Konaka Co., Ltd......................................... 102,060    468,533
   #Kourakuen Corp..........................................  16,200    237,822
    K's Holdings Corp.......................................  89,527  4,187,844
    KU Holdings Co., Ltd....................................  68,200    331,588
   #Kura Corp...............................................  54,800    739,082
    Kurabo Industries, Ltd.................................. 897,000  1,792,626
    Kuraudia Co., Ltd.......................................   5,700     89,253
    Kuroganeya Co., Ltd.....................................  14,000     57,421
    KYB Co., Ltd............................................ 633,000  5,158,626
   #Kyoritsu Maintenance Co., Ltd...........................  46,160    753,379
    Kyoto Kimono Yuzen Co., Ltd.............................  55,700    638,447
    Kyowa Leather Cloth Co., Ltd............................  71,700    261,464
  #*Laox Co., Ltd........................................... 342,000    217,157
    LEC, Inc................................................     900     16,387
  #*Look, Inc............................................... 159,000    396,438
    Mamiya-Op Co., Ltd...................................... 285,000    339,900
    Marche Corp.............................................  23,000    209,647
    Mars Engineering Corp...................................  43,600    726,774
  #*Maruei Department Store Co., Ltd........................ 142,000    162,415
    Maruzen Co., Ltd........................................  46,000    314,916
  #*Matsuya Co., Ltd........................................ 158,400    948,025
    Matsuya Foods Co., Ltd..................................  46,900    908,193
   #Megane TOP Co., Ltd.....................................  46,400    752,185
    Meiko Network Japan Co., Ltd............................  19,000    179,870
    Meiwa Estate Co., Ltd...................................  12,300     73,531
   *Meiwa Industry Co., Ltd.................................  29,000     48,409
    Mikuni Corp............................................. 108,000    287,736
   *Misawa Homes Co., Ltd...................................  99,100    744,714
    Misawa Resort Co., Ltd.................................. 180,000    345,256
   *Mitsuba Corp............................................ 152,690  1,526,752
   *Mitsui Home Co., Ltd.................................... 155,000    859,611
   #Mizuno Corp............................................. 435,000  2,020,784
   #MOS Food Services, Inc.................................. 115,300  2,284,613
    MR MAX Corp............................................. 119,000    509,859
    Murakami Corp...........................................   4,000     51,369

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
    Musashi Seimitsu Industry Co., Ltd....................    85,100 $2,313,209
   *Naigai Co., Ltd....................................... 2,643,000  1,269,410
   #Nexyz Corp............................................     1,920     54,251
    Nice Holdings, Inc....................................   343,000    689,808
    Nidec Copal Corp......................................    88,700  1,073,411
   #Nidec Tosok Corp......................................   109,300  1,378,985
    Nifco, Inc............................................   191,700  5,127,926
    Nihon Eslead Corp.....................................     1,700     15,534
    Nihon Tokushu Toryo Co., Ltd..........................    56,000    234,437
  #*Nippon Columbia Co., Ltd..............................   527,000    232,138
    Nippon Felt Co., Ltd..................................    67,200    339,353
  #*Nippon Piston Ring Co., Ltd...........................   277,000    649,024
    Nippon Seiki Co., Ltd.................................   168,400  1,998,924
    Nishimatsuya Chain Co., Ltd...........................   234,700  2,049,371
    Nissan Shatai Co., Ltd................................   362,023  2,990,517
  #*Nissan Tokyo Sales Holdings Co., Ltd..................   236,000    419,765
    Nissen Holdings Co., Ltd..............................   181,591  1,085,020
    Nissin Kogyo Co., Ltd.................................   151,100  2,791,153
    Nittan Valve Co., Ltd.................................    82,800    329,758
   *Nitto Kako Co., Ltd...................................    60,000     55,817
   *Noritsu Koki Co., Ltd.................................    85,400    475,988
    Omikenshi Co., Ltd....................................   127,000     92,273
    Onward Holdings Co., Ltd..............................   495,000  4,173,708
    Pacific Industrial Co., Ltd...........................   181,000    981,667
   #Pal Co., Ltd..........................................    12,550    434,552
    PanaHome Corp.........................................   398,200  2,829,071
    Parco Co., Ltd........................................   268,200  2,285,530
   #Paris Miki Holdings, Inc..............................   160,100  1,457,410
   #PGM Holdings K.K......................................     2,086  1,163,439
  #*PIA Corp..............................................    26,700    276,168
    Piolax, Inc...........................................    44,500  1,100,373
  #*Pioneer Electronic Corp...............................   981,300  5,176,447
    Plenus Co., Ltd.......................................    83,900  1,456,110
    Point, Inc............................................    66,930  2,998,749
    Press Kogyo Co., Ltd..................................   396,000  2,269,910
   *Renown, Inc...........................................    83,900    164,377
    Resorttrust, Inc......................................   139,408  2,031,577
    Rhythm Watch Co., Ltd.................................   443,000    683,175
   *Right On Co., Ltd.....................................    67,325    378,878
    Riken Corp............................................   362,000  1,774,658
   #Ringer Hut Co., Ltd...................................    72,300  1,023,390
    Riso Kyoiku Co., Ltd..................................     7,338    421,216
    Roland Corp...........................................    92,800    854,135
   #Round One Corp........................................   266,600  2,145,965
   #Royal Holdings Co., Ltd...............................   135,300  1,473,230
    Ryohin Keikaku Co., Ltd...............................    94,300  4,918,626
  #*Sagami Chain Co., Ltd.................................    77,000    463,977
   *Sagami Co., Ltd.......................................   225,000    271,087
    Saizeriya Co., Ltd....................................   145,800  2,977,245
  #*Sakai Ovex Co., Ltd...................................   205,000    335,124
    Sanden Corp...........................................   497,000  2,621,623
    Sangetsu Co., Ltd.....................................    74,025  1,898,511
    Sankyo Seiko Co., Ltd.................................    21,000     74,002
    Sanoh Industrial Co., Ltd.............................   118,600  1,123,848
   #Sanyo Housing Nagoya Co., Ltd.........................       354    374,690
    Sanyo Shokai, Ltd.....................................   421,000  1,234,097
    Scroll Corp...........................................    77,300    258,039
   #Seiko Holdings Corp...................................   477,407  1,593,239
    Seiren Co., Ltd.......................................   223,900  1,418,499
    Senshukai Co., Ltd....................................   165,200  1,120,622
   *Seven Seas Holdings Co., Ltd..........................   332,000    124,898

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Discretionary -- (Continued)
   #Shikibo, Ltd..........................................   521,000 $  608,452
    Shimachu Co., Ltd.....................................   187,000  4,663,413
    Shimojima Co., Ltd....................................    12,000    160,847
   *Shinyei Kaisha........................................    96,000    171,338
   #Shiroki Corp..........................................   285,000  1,066,574
    Shobunsha Publications, Inc...........................   339,400  2,533,559
   #Shochiku Co., Ltd.....................................   404,400  3,471,569
    Shoei Co., Ltd........................................     1,600     12,293
   *Showa Corp............................................   240,000  1,794,761
   #SKY Perfect JSAT Holdings, Inc........................     7,740  3,394,079
    SNT Corp..............................................    93,800    485,895
    Soft99 Corp...........................................    70,600    430,593
    Sotoh Co., Ltd........................................    49,700    514,068
    SPK Corp..............................................    16,800    289,964
    SRI Sports, Ltd.......................................     4,900     54,436
    St. Marc Holdings Co., Ltd............................    37,600  1,497,033
    Studio Alice Co., Ltd.................................    27,000    460,870
   #Suminoe Textile Co., Ltd..............................   252,000    513,129
    Sumitomo Forestry Co., Ltd............................   436,666  4,144,218
  #*SxL Corp..............................................   493,000    389,295
   #T. RAD Co., Ltd.......................................   268,000  1,252,248
   #Tac Co., Ltd..........................................    15,400     43,249
    Tachikawa Corp........................................    50,800    293,589
    Tachi-S Co., Ltd......................................   112,840  2,186,085
    Tact Home Co., Ltd....................................       201    189,712
    Taiho Kogyo Co., Ltd..................................    92,800    948,173
    Takamatsu Construction Group Co., Ltd.................    90,500  1,383,716
    Taka-Q Co., Ltd.......................................    48,000     90,961
    Take & Give Needs Co., Ltd............................     2,050    153,138
    Takihyo Co., Ltd......................................    11,000     59,541
    Tamron Co., Ltd.......................................    65,200  1,703,193
   *TASAKI & Co., Ltd.....................................   507,000    386,941
    Taya Co., Ltd.........................................     5,000     42,719
   #TBK Co., Ltd..........................................    72,000    461,822
   *TDF Corp..............................................    11,000     22,214
   #Teikoku Piston Ring Co., Ltd..........................   103,500  1,303,505
    Teikoku Sen-I Co., Ltd................................    78,000    521,637
    Telepark Corp.........................................       735  1,409,431
   *Ten Allied Co., Ltd...................................    50,000    170,482
    Tigers Polymer Corp...................................    59,000    292,162
   *Toabo Corp............................................   130,000    101,117
    Toei Co., Ltd.........................................   284,000  1,346,987
   *Tokai Kanko Co., Ltd..................................   505,999    156,542
    Tokai Rika Co., Ltd...................................    44,300    867,431
    Tokai Rubber Industries, Ltd..........................   154,200  2,232,557
   #Tokai Senko K.K.......................................   215,000    244,714
    Token Corp............................................    20,220    763,841
  #*Tokyo Dome Corp.......................................   680,200  1,368,292
   #Tokyo Individualized Educational Institute, Inc.......    93,100    188,928
    Tokyo Kaikan Co., Ltd.................................    12,000     46,232
    Tokyo Soir Co., Ltd...................................    49,000    117,065
    Tokyotokeiba Co., Ltd.................................   828,000  1,158,740
    Tokyu Recreation Co., Ltd.............................    77,000    488,203
   #Tomy Co., Ltd.........................................   297,893  2,645,875
    Topre Corp............................................   185,700  2,030,565
   #Toridoll.corp.........................................       183    272,344
    Totenko Co., Ltd......................................    57,000     97,211
    Touei Housing Corp....................................    76,040    907,004
   #Tow Co., Ltd..........................................     7,000     40,226
    Toyo Tire & Rubber Co., Ltd...........................   767,000  2,132,152
    Toyobo Co., Ltd....................................... 3,119,000  4,810,072

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Consumer Discretionary -- (Continued)
    TS Tech Co., Ltd....................................   185,600 $  3,542,780
   *TSI Holdings Co., Ltd...............................   281,495    1,937,941
   *Tsukamoto Co., Ltd..................................    52,000       57,037
    Tsutsumi Jewelry Co., Ltd...........................    49,300    1,253,361
    TV Asahi Corp.......................................       343      552,439
   *TV Tokyo Holdings Corp..............................     6,200       76,880
    Unipres Corp........................................   130,200    3,767,194
    United Arrows, Ltd..................................    71,300    1,444,853
  #*Unitika, Ltd........................................ 1,731,000    1,342,921
    U-Shin, Ltd.........................................    94,500      875,250
    Watabe Wedding Corp.................................    29,500      270,320
   #Watami Food Service Co., Ltd........................   104,500    2,370,234
    Xebio Co., Ltd......................................    98,000    2,321,238
   #Yamatane Corp.......................................    98,000      181,620
    Yellow Hat, Ltd.....................................    73,700      841,227
    Yokohama Reito Co., Ltd.............................   183,600    1,313,106
    Yomiuri Land Co., Ltd...............................   225,000      795,649
    Yonex Co., Ltd......................................    40,000      276,684
   #Yorozu Corp.........................................    62,500    1,598,160
    Yoshinoya Holdings Co., Ltd.........................     2,180    2,823,731
    Zenrin Co., Ltd.....................................   130,000    1,340,394
   #Zensho Co., Ltd.....................................   298,400    3,864,740
                                                                   ------------
Total Consumer Discretionary............................            374,840,761
                                                                   ------------

Consumer Staples -- (8.6%)
   *Aderans Co., Ltd....................................   120,250    1,128,206
   *Aeon Hokkaido Corp..................................   391,700    1,728,734
    Ahjikan Co., Ltd....................................    10,500      109,087
    Ain Pharmaciez, Inc.................................    39,900    1,631,965
   #Arcs Co., Ltd.......................................    80,700    1,411,741
   #Ariake Japan Co., Ltd...............................   103,700    2,117,686
    Cawachi, Ltd........................................    81,900    1,675,627
    Chubu Shiryo Co., Ltd...............................    89,000      608,153
    Chuo Gyorui Co., Ltd................................    93,000      207,887
    Circle K Sunkus Co., Ltd............................   161,900    2,680,788
    Coca-Cola Central Japan Co., Ltd....................   111,200    1,532,426
    Cocokara fine, Inc..................................    59,560    1,554,421
    Cosmos Pharmaceutical Corp..........................    34,200    1,592,866
    CVS Bay Area, Inc...................................    51,000       66,521
    Daikokutenbussan Co., Ltd...........................     4,700      159,450
   #Dr.Ci:Labo Co., Ltd.................................       532    2,883,231
    Dydo Drinco, Inc....................................    49,800    1,939,086
    Echo Trading Co., Ltd...............................    11,000      106,090
    Ensuiko Sugar Refining Co., Ltd.....................   102,000      300,500
    Ezaki Glico Co., Ltd................................     9,000      103,513
    Fancl Corp..........................................   157,700    2,132,908
  #*First Baking Co., Ltd...............................   183,000      208,774
    Fuji Oil Co., Ltd...................................   258,900    3,944,646
    Fujicco Co., Ltd....................................   116,600    1,468,804
  #*Fujiya Co., Ltd.....................................   474,000      910,669
    Hagoromo Foods Corp.................................    40,000      617,696
    Harashin Narus Holdings Co., Ltd....................    61,500      992,237
  #*Hayashikane Sangyo Co., Ltd.........................   299,000      318,136
   #Heiwado Co., Ltd....................................   152,800    2,002,227
   #Hohsui Corp.........................................   120,000      143,715
    Hokkaido Coca-Cola Bottling Co., Ltd................    87,000      440,825
    Hokuto Corp.........................................   106,700    2,444,704
    Inageya Co., Ltd....................................   175,000    2,018,016
    ITO EN, Ltd.........................................    80,800    1,474,692
    Itochu-Shokuhin Co., Ltd............................    27,400    1,022,260
   #Itoham Foods, Inc...................................   674,800    2,734,362

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Consumer Staples -- (Continued)
    Izumiya Co., Ltd......................................   308,000 $1,338,004
    J-Oil Mills, Inc......................................   477,000  1,439,944
   #Kameda Seika Co., Ltd.................................    70,000  1,406,351
    Kasumi Co., Ltd.......................................   203,100  1,224,367
    Kato Sangyo Co., Ltd..................................   109,300  2,306,187
   #Key Coffee, Inc.......................................    79,000  1,509,566
    Kirindo Co., Ltd......................................    28,300    186,549
    Kose Corp.............................................    83,300  2,191,442
    Kyodo Shiryo Co., Ltd.................................   330,000    407,310
   #Kyokuyo Co., Ltd......................................   370,000    878,714
   #Life Corp.............................................   183,400  3,257,546
    Lion Corp.............................................    82,000    448,544
    Mandom Corp...........................................    81,100  2,389,038
    Marudai Food Co., Ltd.................................   465,000  1,595,100
   #Maruetsu, Inc. (The)..................................   375,000  1,388,524
    Maruha Nichiro Holdings, Inc.......................... 1,719,069  3,010,639
   *Maruya Co., Ltd.......................................     7,400     14,861
   *Matsumotokiyoshi Holdings Co., Ltd....................   110,500  2,346,425
   *Maxvalu Tohok Co., Ltd................................    18,200    143,082
    Maxvalu Tokai Co., Ltd................................    57,500    786,539
   #Megmilk Snow Brand Co., Ltd...........................   194,300  3,616,484
    Meito Sangyo Co., Ltd.................................    53,600    718,818
    Mikuni Coca-Cola Bottling Co., Ltd....................   171,600  1,549,606
    Milbon Co., Ltd.......................................    49,014  1,564,126
    Ministop Co., Ltd.....................................    70,200  1,323,908
    Mitsubishi Shokuhin Co., Ltd..........................    87,800  2,045,071
    Mitsui Sugar Co., Ltd.................................   453,850  2,158,389
    Miyoshi Oil & Fat Co., Ltd............................   261,000    378,772
    Morinaga & Co., Ltd...................................   933,000  2,266,140
    Morinaga Milk Industry Co., Ltd.......................   886,000  3,945,402
    Morishita Jinton Co., Ltd.............................    47,800    195,325
   #Morozoff, Ltd.........................................   108,000    369,907
    Nagatanien Co., Ltd...................................   115,000  1,214,188
    Nakamuraya Co., Ltd...................................   203,000  1,013,377
    Nichimo Co., Ltd......................................   112,000    210,185
    Nichirei Corp.........................................   985,000  4,361,357
   #Nihon Chouzai Co., Ltd................................    20,300    811,170
    Niitaka Co., Ltd......................................     7,260     83,665
    Nippon Beet Sugar Manufacturing Co., Ltd..............   543,000  1,245,503
    Nippon Flour Mills Co., Ltd...........................   557,000  2,640,565
   #*Nippon Formula Feed Manufacturing Co., Ltd...........   267,000    387,978
    Nippon Suisan Kaisha, Ltd.............................   936,700  3,388,033
    Nisshin Oillio Group, Ltd. (The)......................   550,000  2,629,858
    Nissin Sugar Manufacturing Co., Ltd...................   149,000    353,588
    Nitto Flour Milling Co., Ltd..........................    64,000    243,938
   *Noevir Holdings Co., Ltd..............................     5,900     69,051
    Oenon Holdings, Inc...................................   247,000    595,505
   #Oie Sangyo Co., Ltd...................................    20,900    215,699
    Okuwa Co., Ltd........................................   115,000  1,360,498
    Olympic Corp..........................................    64,900    488,814
    Pietro Co., Ltd.......................................    10,300    113,234
   #Pigeon Corp...........................................    72,300  2,775,966
    Poplar Co., Ltd.......................................    25,760    147,460
    Prima Meat Packers, Ltd...............................   671,000    896,903
   #Riken Vitamin Co., Ltd................................    79,200  2,212,698
    Rock Field Co., Ltd...................................    47,000    766,313
    S Foods, Inc..........................................    73,762    631,450
    Sakata Seed Corp......................................   164,600  2,383,955
    San-A Co., Ltd........................................    22,500    916,188
  #*Sapporo Holdings, Ltd.................................   507,000  2,111,656
    Shoei Foods Corp......................................    44,000    299,593

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Consumer Staples -- (Continued)
    Showa Sangyo Co., Ltd................................. 524,000 $  1,661,443
    Sogo Medical Co., Ltd.................................  23,000      822,702
    Sonton Food Industry Co., Ltd.........................  43,000      391,387
    Starzen Co., Ltd...................................... 279,000      872,121
   *Sugi Holdings Co., Ltd................................ 129,700    3,665,208
    Takara Holdings, Inc.................................. 714,000    3,930,605
    Three F Co., Ltd......................................  17,700      120,570
   #Tobu Store Co., Ltd................................... 205,000      679,607
   #Toho Co., Ltd./Kobe................................... 158,000      625,642
   #Tohto Suisan Co., Ltd................................. 120,000      214,581
   #Torigoe Co., Ltd. (The)...............................  84,500      750,148
    Toyo Sugar Refining Co., Ltd.......................... 157,000      204,757
    Tsukiji Uoichiba Co., Ltd.............................  16,000       20,574
    Tsuruha Holdings, Inc.................................  64,600    3,324,222
  #*Unicafe, Inc..........................................  15,060       70,411
    Uoriki Co., Ltd.......................................     400        5,115
    Valor Co., Ltd........................................ 175,400    2,857,460
    Warabeya Nichiyo Co., Ltd.............................  51,360      625,115
   #Yaizu Suisankagaku Industry Co., Ltd..................  41,000      422,160
    Yaoko Co., Ltd........................................  40,800    1,344,451
    Yomeishu Seizo Co., Ltd............................... 100,000      950,467
    Yonekyu Corp.......................................... 100,000      773,510
    Yuasa Funashoku Co., Ltd.............................. 112,000      284,876
   #Yukiguni Maitake Co., Ltd............................. 101,856      580,549
    Yutaka Foods Corp.....................................   6,000      111,834
                                                                   ------------
Total Consumer Staples....................................          154,691,232
                                                                   ------------

Energy -- (1.0%)
    AOC Holdings, Inc..................................... 154,800    1,193,440
    BP Castrol K.K........................................  66,500      287,059
  #*Fuji Kosan Co., Ltd................................... 264,000      246,099
    Itochu Enex Co., Ltd.................................. 302,200    1,803,330
   #Japan Drilling Co., Ltd...............................  16,300      628,334
    Japan Oil Transportation Co., Ltd.....................  79,000      203,999
    Kanto Natural Gas Development Co., Ltd................ 155,000      951,930
   #Kyoei Tanker Co., Ltd................................. 111,000      216,282
    Mitsuuroko Co., Ltd................................... 166,300      992,569
   #Modec, Inc............................................  80,500    1,482,812
   #Nippon Gas Co., Ltd................................... 148,900    2,086,926
   #Nippon Seiro Co., Ltd.................................  64,000      272,865
    Sala Corp............................................. 128,500      715,868
    San-Ai Oil Co., Ltd................................... 273,000    1,539,821
    Shinko Plantech Co., Ltd.............................. 164,000    1,925,493
    Sinanen Co., Ltd...................................... 251,000    1,099,449
    Toa Oil Co., Ltd...................................... 337,000      459,243
    Toyo Kanetsu K.K...................................... 507,000    1,312,875
                                                                   ------------
Total Energy..............................................           17,418,394
                                                                   ------------

Financials -- (9.5%)
    Aichi Bank, Ltd. (The)................................  37,700    2,064,347
    Airport Facilities Co., Ltd........................... 120,570      486,217
    Akita Bank, Ltd. (The)................................ 785,400    2,394,478
    Aomori Bank, Ltd. (The)............................... 819,000    2,633,856
    Asax Co., Ltd.........................................      17       25,363
   #Awa Bank, Ltd. (The).................................. 491,000    3,192,562
    Bank of Iwate, Ltd. (The).............................  66,700    2,721,861
    Bank of Kochi, Ltd. (The).............................   2,000        2,153
    Bank of Nagoya, Ltd. (The)............................ 611,297    1,917,786
    Bank of Okinawa, Ltd. (The)...........................  92,500    4,336,384
    Bank of Saga, Ltd. (The).............................. 624,000    1,603,125
    Bank of the Ryukyus, Ltd.............................. 135,480    1,776,440

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Financials -- (Continued)
    Century Tokyo Leasing Corp............................   254,990 $4,917,719
   *Chiba Kogyo Bank, Ltd. (The)..........................   180,300  1,051,127
    Chukyo Bank, Ltd. (The)...............................   675,000  1,674,991
    Daibiru Corp..........................................   209,700  1,560,567
    Daiko Clearing Services Corp..........................    49,700    179,369
   *Daikyo, Inc........................................... 1,287,000  2,491,635
    Daisan Bank, Ltd. (The)...............................   621,000  1,466,596
    Daishi Bank, Ltd. (The)............................... 1,358,000  4,138,955
    Daito Bank, Ltd. (The)................................   485,000    320,780
    Ehime Bank, Ltd. (The)................................   641,000  1,884,259
    Eighteenth Bank, Ltd. (The)...........................   689,000  1,867,650
   *FIDEA Holdings Co., Ltd...............................   226,100    581,400
    Fukui Bank, Ltd. (The)................................   911,000  2,672,869
    Fukushima Bank, Ltd...................................   836,000    432,672
    Fuyo General Lease Co., Ltd...........................    84,500  2,994,429
    Goldcrest Co., Ltd....................................    73,070  1,716,074
   *Heiwa Real Estate Co., Ltd............................   358,000    825,344
    Higashi-Nippon Bank, Ltd..............................   659,000  1,415,530
    Higo Bank, Ltd. (The).................................   656,000  3,704,156
    Hitachi Capital Corp..................................     4,500     66,135
    Hokkoku Bank, Ltd. (The)..............................   982,000  3,452,964
    Hokuetsu Bank, Ltd. (The).............................   920,000  1,965,717
   #Hulic Co., Ltd........................................    80,800    858,394
    Hyakugo Bank, Ltd. (The).............................. 1,045,609  4,141,718
   *Hyakujishi Bank, Ltd. (The)........................... 1,022,000  3,723,296
    IBJ Leasing Co., Ltd..................................    85,800  2,106,992
    Ichiyoshi Securities Co., Ltd.........................   165,800    938,981
    Iida Home Max Co., Ltd................................    63,800    584,012
    Iwai Cosmo Holdings, Inc..............................    17,200     83,346
  #*Japan Asia Investment Co., Ltd........................   281,000    302,212
    Juroku Bank, Ltd...................................... 1,326,000  4,152,150
   #kabu.com Securities Co., Ltd..........................   328,200  1,034,779
    Kagoshima Bank, Ltd. (The)............................   457,000  3,097,350
    Keihanshin Real Estate Co., Ltd.......................    26,000    124,940
    Keiyo Bank, Ltd. (The)................................   305,000  1,607,753
   *Kenedix, Inc..........................................     9,531  1,860,457
    Kirayaka Bank, Ltd....................................    98,000     96,389
    Kita-Nippon Bank, Ltd. (The)..........................    29,706    710,490
    Kiyo Holdings, Inc.................................... 2,601,900  3,681,573
    Kobayashi Yoko Co., Ltd...............................   231,600    586,022
  #*Kosei Securities Co., Ltd.............................   285,000    258,916
   *Kyokuto Securities Co., Ltd...........................    58,400    436,590
  #*Leopalace21 Corp......................................   420,685    609,854
    Marusan Securities Co., Ltd...........................   280,800  1,264,295
  #*Matsui Securities Co., Ltd............................   431,100  2,158,475
    Michinoku Bank, Ltd. (The)............................   524,000  1,048,628
    Mie Bank, Ltd. (The)..................................    76,000    191,216
    Minato Bank, Ltd. (The)............................... 1,063,000  2,129,923
    Mito Securities Co., Ltd..............................   254,000    365,394
    Miyazaki Bank, Ltd. (The).............................   582,000  1,349,645
    Mizuho Investors Securities Co., Ltd.................. 1,650,500  1,536,803
   #Monex Group, Inc......................................     7,893  1,634,546
    Musashino Bank, Ltd...................................   130,300  4,591,327
    Nagano Bank, Ltd. (The)...............................   314,000    680,610
    Nanto Bank, Ltd. (The)................................   280,000  1,487,640
   *New Real Property K.K.................................    43,900         --
  #*NIS Group Co., Ltd.................................... 1,015,125     92,864
    Nisshin Fudosan Co., Ltd..............................    95,000    592,132
    Ogaki Kyoritsu Bank, Ltd. (The)....................... 1,312,000  4,171,014
    Oita Bank, Ltd. (The).................................   676,900  2,028,150
    Okasan Securities Group, Inc..........................   795,000  2,872,128

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Financials -- (Continued)
    Ricoh Leasing Co., Ltd................................  78,500 $  1,885,827
    San-in Godo Bank, Ltd. (The).......................... 592,000    4,597,042
    Sankei Building Co., Ltd.............................. 173,500      999,800
    Shiga Bank, Ltd....................................... 175,000    1,025,473
    Shikoku Bank, Ltd..................................... 799,000    2,554,389
   #Shimizu Bank, Ltd.....................................  33,900    1,276,329
    Sumitomo Real Estate Sales Co., Ltd...................  36,340    1,676,915
   *Sun Frontier Fudousan Co., Ltd........................     208       21,731
  #*Taiko Bank, Ltd. (The)................................  20,000       65,745
  #*Takagi Securities Co., Ltd............................ 206,000      227,031
    TOC Co., Ltd.......................................... 435,250    1,926,709
    Tochigi Bank, Ltd..................................... 443,000    1,684,314
    Toho Bank, Ltd........................................ 915,200    2,198,625
    Toho Real Estate Co., Ltd............................. 140,700      757,901
    Tohoku Bank, Ltd. (The)............................... 389,000      596,659
    Tokai Tokyo Financial Holdings, Inc................... 997,000    3,036,885
    Tokyo Rakutenchi Co., Ltd............................. 218,000      766,762
    Tokyo Tatemono Co., Ltd............................... 948,000    3,870,335
    Tokyo Tatemono Real Estate Sales Co., Ltd.............   7,000       21,424
   #Tokyo Theatres Co., Inc............................... 290,000      387,630
    Tokyo Tomin Bank, Ltd................................. 127,000    1,711,817
   #Tokyu Livable, Inc.................................... 103,200    1,009,697
    Tomato Bank, Ltd...................................... 397,000      725,470
    TOMONY Holdings, Inc.................................. 609,150    2,636,684
   #Tosei Corp............................................     316       96,357
    Tottori Bank, Ltd..................................... 328,000      671,117
    Towa Bank, Ltd........................................ 951,000    1,184,007
    Toyo Securities Co., Ltd.............................. 327,000      550,571
   #Tsukuba Bank, Ltd..................................... 208,400      662,354
   *Yachiyo Bank, Ltd. (The)..............................  24,700      738,491
    Yamagata Bank, Ltd.................................... 624,500    2,986,856
    Yamanashi Chuo Bank, Ltd.............................. 636,000    2,684,903
                                                                   ------------
Total Financials..........................................          168,962,364
                                                                   ------------

Health Care -- (4.1%)
    As One Corp...........................................  71,668    1,518,588
   *Asia Alliance Holdings Co., Ltd.......................  16,700        3,044
    ASKA Pharmaceutical Co., Ltd.......................... 101,000      741,565
    BML, Inc..............................................  41,500    1,112,340
   #CMIC Co., Ltd.........................................  17,500      316,256
    Create Medic Co., Ltd.................................  28,000      288,937
    Eiken Chemical Co., Ltd...............................  74,800      990,637
    EPS Co., Ltd..........................................     195      458,468
    FALCO SD HOLDINGS Co., Ltd............................  34,300      355,607
    Fuso Pharmaceutical Industries, Ltd................... 320,000      913,535
    Hitachi Medical Corp..................................  85,000    1,093,712
    Hogy Medical Co., Ltd.................................  49,000    2,194,845
    Iwaki & Co., Ltd......................................  55,000      149,201
    Japan Medical Dynamic Marketing, Inc..................  44,900      103,089
    Jeol, Ltd............................................. 273,000      868,894
    JMS Co., Ltd.......................................... 126,000      452,638
    Kaken Pharmaceutical Co., Ltd......................... 353,000    4,989,963
    Kawanishi Holdings, Ltd...............................   7,400       76,744
    Kawasumi Laboratories, Inc............................  45,000      311,819
    Kissei Pharmaceutical Co., Ltd........................ 106,300    2,055,801
    KYORIN Holdings, Inc.................................. 205,000    4,275,130
   #M3, Inc...............................................     437    3,944,590
    Mochida Pharmaceutical Co., Ltd....................... 281,000    3,002,554
    Nagaileben Co., Ltd...................................  10,900      337,581
   #Nichii Gakkan Co...................................... 227,100    2,101,435
    Nihon Kohden Corp..................................... 159,200    4,424,881

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
 Health Care -- (Continued)
     Nikkiso Co., Ltd...................................... 252,000 $ 2,482,213
    #Nippon Chemiphar Co., Ltd............................. 131,000     518,930
     Nippon Shinyaku Co., Ltd.............................. 239,000   3,385,571
    #Nipro Corp............................................ 192,800   3,542,794
     Nissui Pharmaceutical Co., Ltd........................  64,200     581,981
     Paramount Bed Co., Ltd................................  82,000   2,316,103
     Rion Co., Ltd.........................................   5,000      38,090
     Rohto Pharmaceutical Co., Ltd......................... 359,000   4,293,251
    #Sawai Pharmaceutical Co., Ltd.........................  53,400   5,517,683
     Seikagaku Corp........................................ 179,800   2,056,709
    #Shin Nippon Biomedical Laboratories, Ltd..............  24,700      84,195
     Ship Healthcare Holdings, Inc......................... 105,700   2,230,338
    *Techno Medica Co., Ltd................................       1       4,185
    #Toho Holdings Co., Ltd................................ 182,700   1,872,402
     Torii Pharmaceutical Co., Ltd.........................  65,200   1,245,199
    #Towa Pharmaceutical Co., Ltd..........................  42,300   2,485,069
    #Vital KSK Holdings, Inc............................... 150,600   1,197,721
   #*Wakamoto Pharmaceutical Co., Ltd...................... 100,000     319,386
     ZERIA Pharmaceutical Co., Ltd......................... 109,000   1,541,496
                                                                    -----------
 Total Health Care.........................................          72,795,170
                                                                    -----------

 Industrials -- (24.1%)
   #*A&A Material Corp..................................... 235,000     265,270
     A&D Co., Ltd..........................................  21,000     104,394
     Advan Co., Ltd........................................  96,900     927,918
   #*Advanex, Inc..........................................  73,000      69,245
     Aeon Delight Co., Ltd.................................  85,600   1,889,336
     Aica Kogyo Co., Ltd................................... 244,300   3,465,162
     Aichi Corp............................................ 132,000     607,613
     Aida Engineering, Ltd................................. 273,600   1,439,430
     Airtech Japan, Ltd....................................  18,300      88,206
     Alps Logistics Co., Ltd...............................  50,700     505,686
    #Altech Co., Ltd.......................................  23,000      75,259
     Altech Corp...........................................  37,150     305,103
     Amano Corp............................................ 281,000   2,682,873
     Ando Corp............................................. 257,000     362,874
     Anest Iwata Corp...................................... 149,000     765,504
    #Asahi Diamond Industrial Co., Ltd..................... 241,000   5,699,345
     Asahi Holdings, Inc................................... 115,950   2,624,549
     Asahi Kogyosha Co., Ltd...............................  99,000     484,422
   #*Asanuma Corp.......................................... 796,000     891,492
     Asia Air Survey Co., Ltd..............................  32,000      94,876
     Asunaro Aoki Construction Co., Ltd.................... 154,000     811,498
     Ataka Construction & Engineering Co., Ltd.............  60,000     215,861
     Bando Chemical Industries, Ltd........................ 348,000   1,522,190
     Benefit One, Inc......................................       3       2,203
     Biken Techno Corp.....................................  14,100      85,548
     Bunka Shutter Co., Ltd................................ 227,000     676,667
    *C&I Holdings Co., Ltd................................. 340,800      31,331
     Central Glass Co., Ltd................................ 732,000   3,664,999
     Central Security Patrols Co., Ltd.....................  43,700     456,701
     Chiyoda Integre Co., Ltd..............................   3,700      51,902
     Chudenko Corp......................................... 130,500   1,531,387
    #Chugai Ro Co., Ltd.................................... 340,000   1,151,153
     CKD Corp.............................................. 241,400   2,076,432
     Comsys Holdings Corp.................................. 359,800   3,583,500
    #Cosel Co., Ltd........................................ 108,800   1,912,683
     CTI Engineering Co., Ltd..............................  44,000     290,707
     Dai-Dan Co., Ltd...................................... 156,000   1,055,261
     Daido Kogyo Co., Ltd.................................. 145,000     320,464
     Daifuku Co., Ltd...................................... 366,000   2,359,878

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Daihen Corp...........................................   448,000 $1,699,377
   *Daiho Corp............................................   763,000  1,021,863
  #*Daiichi Chuo K.K......................................   475,000    843,345
    Daiichi Jitsugyo Co., Ltd.............................   188,000  1,003,824
   #Daiseki Co., Ltd......................................   144,463  2,848,196
   *Daiseki Eco. Solution Co., Ltd........................        15     39,560
  #*Daisue Construction Co., Ltd..........................   271,500    214,774
    Daiwa Industries, Ltd.................................   178,000    928,204
    Daiwa Odakyu Construction Co., Ltd....................    63,500    168,995
  #*Danto Holdings Corp...................................   441,000    531,408
   #Denyo Co., Ltd........................................    85,100  1,138,218
   *Dijet Industrial Co., Ltd.............................    80,000    168,181
    DMW Corp..............................................     4,800     88,438
   *Dream Incubator, Inc..................................       168    145,952
    Duskin Co., Ltd.......................................   212,500  4,299,798
   *Ebara Jitsugyo Co., Ltd...............................     1,600     25,128
  #*Enshu, Ltd............................................   142,000    203,763
    Freesia Macross Corp.................................. 1,355,000    297,640
  #*Fudo Tetra Corp.......................................   106,300    194,662
   *Fujisash Co., Ltd.....................................    49,300     43,908
    Fujitec Co., Ltd......................................   319,000  1,881,747
   #Fukuda Corp...........................................   630,000  2,424,986
    Fukusima Industries Corp..............................    29,700    376,673
    Fukuyama Transporting Co., Ltd........................   595,400  3,477,232
    Funai Consulting, Inc.................................    99,300    660,587
   *Furukawa Co., Ltd..................................... 1,391,000  1,406,489
   #Furusato Industries, Ltd..............................    50,600    365,904
    Futaba Corp...........................................   154,300  2,811,558
    Gecoss Corp...........................................   112,400    494,710
    Glory, Ltd............................................    52,600  1,230,189
    Hamai Co., Ltd........................................    92,000    143,375
   *Hamakyorex Co., Ltd...................................       700     24,032
    Hanwa Co., Ltd........................................   767,000  3,385,863
   *Hazama Corp...........................................   285,800    404,780
    Hibiya Engineering, Ltd...............................   125,900  1,354,759
   *Hisaka Works, Ltd.....................................     4,000     57,229
    Hitachi Cable, Ltd....................................   755,000  2,172,105
    Hitachi Metals Techno, Ltd............................    56,500    318,989
    Hitachi Tool Engineering, Ltd.........................    94,000  1,036,531
    Hitachi Transport System, Ltd.........................   104,300  1,874,796
    Hitachi Zosen Corp.................................... 2,951,000  4,853,136
   #Hokuetsu Industries Co., Ltd..........................    85,000    267,357
    Hokuriku Electrical Construction Co., Ltd.............    56,000    164,784
    Hoshizaki Electric Co., Ltd...........................   126,200  2,864,564
    Hosokawa Micron Corp..................................   140,000    844,914
   *Howa Machinery, Ltd...................................   379,000    359,901
   #Ichiken Co., Ltd......................................    87,000    122,484
    Ichinen Holdings Co., Ltd.............................    71,100    370,282
   #Idec Corp.............................................   137,000  1,666,786
    IHI Transport Machinery Co., Ltd......................    73,000    408,629
   #Iino Kaiun Kaisha, Ltd................................   354,300  1,612,925
    Inaba Denki Sangyo Co., Ltd...........................    86,300  2,396,592
    Inaba Seisakusho Co., Ltd.............................    58,800    661,695
    Inabata & Co., Ltd....................................   205,700  1,303,720
   #Inui Steamship Co., Ltd...............................    86,600    409,573
  #*Iseki & Co., Ltd......................................   718,000  1,856,743
    Ishii Iron Works Co., Ltd.............................   110,000    241,676
  #*Ishikawa Seisakusho, Ltd..............................   101,000     88,277
    Ishikawajima Construction Materials Co., Ltd..........   202,000    263,147
    Itoki Corp............................................   174,200    397,246
  #*Iwasaki Electric Co., Ltd.............................    14,000     41,482

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
   #Iwatani International Corp............................   887,000 $3,180,828
    Jalux, Inc............................................    40,800    394,480
   *Jamco Corp............................................    80,000    584,802
   #Japan Airport Terminal Co., Ltd.......................   163,900  2,104,366
   #Japan Foundation Engineering Co., Ltd.................    95,600    366,206
    Japan Kenzai Co., Ltd.................................    92,540    429,867
    Japan Pulp & Paper Co., Ltd...........................   464,000  1,686,122
    Japan Transcity Corp..................................   231,000    744,019
    JFE Shoji Holdings, Inc...............................   411,000  2,051,270
   #Juki Corp.............................................    83,000    214,214
    Kamei Corp............................................   118,000    662,390
    Kanaden Corp..........................................   116,000    846,219
    Kanagawa Chuo Kotsu Co., Ltd..........................   192,000  1,024,232
    Kanamoto Co., Ltd.....................................   112,000    871,501
    Kandenko Co., Ltd.....................................   431,000  2,014,101
   *Kanematsu Corp........................................ 1,526,625  1,526,902
  #*Kanematsu-NNK Corp....................................   113,000    223,591
    Katakura Industries Co., Ltd..........................   115,100  1,226,839
    Kato Works Co., Ltd...................................   197,000    629,571
    KAWADA TECHNOLOGIES, Inc..............................   102,600  1,816,233
    Kawagishi Bridge Works Co., Ltd.......................    38,000    111,016
    Kawasaki Kinkai Kisen Kaisha, Ltd.....................    99,000    308,363
    Keihin Co., Ltd. (The)................................   199,000    237,940
   #Kimura Chemical Plants Co., Ltd.......................    59,400    266,161
    Kinki Sharyo Co., Ltd.................................   185,000    749,470
    Kintetsu World Express, Inc...........................    79,000  2,710,875
    Kitagawa Iron Works Co., Ltd..........................   335,000    654,028
    Kitano Construction Corp..............................   242,000    580,435
    Kitazawa Sangyo Co., Ltd..............................    54,500    114,872
   #Kitz Corp.............................................   416,800  2,367,583
    Kodensha Co., Ltd. (The)..............................    25,000     59,072
    Koike Sanso Kogyo Co., Ltd............................   149,000    425,309
  #*Koito Industries, Ltd.................................   102,000    129,191
    Kokuyo Co., Ltd.......................................   298,925  2,244,372
   #Komai Tekko, Inc......................................   109,000    288,804
    Komatsu Wall Industry Co., Ltd........................    32,900    307,054
    Komori Corp...........................................   253,800  2,128,197
    Kondotec, Inc.........................................    40,500    475,608
  #*Kosaido Co., Ltd......................................   356,100  1,012,810
    KRS Corp..............................................    37,200    407,250
   *Kumagai Gumi Co., Ltd.................................   583,800    582,988
    Kuroda Electric Co., Ltd..............................   115,400  1,359,130
    Kyodo Printing Co., Ltd...............................   325,000    818,319
   #Kyoei Sangyo Co., Ltd.................................    97,000    191,016
   #Kyokuto Boeki Kaisha, Ltd.............................    58,000    186,248
    Kyokuto Kaihatsu Kogyo Co., Ltd.......................   146,400    889,607
    Kyosan Electric Manufacturing Co., Ltd................   225,000  1,269,388
    Kyowa Exeo Corp.......................................   335,600  3,320,599
    Kyudenko Corp.........................................   204,000  1,430,611
   *Lonseal Corp..........................................   116,000    147,520
    Maeda Corp............................................   613,000  2,011,191
    Maeda Road Construction Co., Ltd......................   289,000  2,804,408
   *Maezawa Industries, Inc...............................    35,700    110,511
    Maezawa Kasei Industries Co., Ltd.....................    50,700    499,090
    Maezawa Kyuso Industries Co., Ltd.....................    50,400    727,565
    Makino Milling Machine Co., Ltd.......................   388,000  3,816,306
  #*Marubeni Construction Material Lease Co., Ltd.........    75,000    140,964
    Maruka Machinery Co., Ltd.............................    28,100    228,187
    Maruwn Corp...........................................    66,000    169,262
    Maruyama Manufacturing Co., Inc.......................   150,000    355,523
    Maruzen Showa Unyu Co., Ltd...........................   306,000  1,056,817

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Matsuda Sangyo Co., Ltd...............................    80,682 $1,330,451
    Matsui Construction Co., Ltd..........................    98,600    405,606
    Max Co., Ltd..........................................   189,000  2,390,961
   #Meidensha Corp........................................   773,050  3,293,283
    Meiji Shipping Co., Ltd...............................   105,700    349,243
    Meitec Corp...........................................   137,300  3,058,896
    Meito Transportation Co., Ltd.........................    22,000    168,569
    Meiwa Trading Co., Ltd................................   140,000    488,282
    Mesco, Inc............................................    30,000    263,989
    Mirait Holdings Corp..................................   274,685  2,267,826
    Mitani Corp...........................................    52,600    674,614
    Mitsubishi Kakoki Kaisha, Ltd.........................   229,000    548,032
    Mitsubishi Pencil Co., Ltd............................   104,500  1,962,958
    Mitsuboshi Belting, Ltd...............................   287,000  1,630,706
    Mitsui Matsushima Co., Ltd............................   338,000    727,116
    Mitsui-Soko Co., Ltd..................................   485,000  1,937,543
    Mitsumura Printing Co., Ltd...........................    93,000    303,810
   #Miura Co., Ltd........................................   137,600  3,962,858
   *Miura Printing Corp...................................    19,000     23,596
  #*Miyaji Engineering Group, Inc......................... 1,349,175  1,776,445
  #*Miyakoshi Corp........................................    45,000    145,191
   *Mori Denki Mfg. Co., Ltd..............................   625,000     88,858
   #Mori Seiki Co., Ltd...................................   381,900  5,077,778
    Morita Holdings Corp..................................   156,000    929,650
    Moshi Moshi Hotline, Inc..............................   108,650  1,900,877
    Mystar Engineering Corp...............................    15,600     80,207
   #Nac Co., Ltd..........................................    25,400    534,672
    Nachi-Fujikoshi Corp..................................   663,000  4,338,550
    Naikai Zosen Corp.....................................    73,000    329,376
    Nakano Corp...........................................    98,000    248,004
    Narasaki Sangyo Co., Ltd..............................    56,000    101,953
    NEC Capital Solutions, Ltd............................    45,100    605,703
    NEC Networks & System Integration Corp................   109,600  1,637,169
    New Tachikawa Aircraft Co., Ltd.......................     9,900    374,110
    Nichias Corp..........................................   436,000  2,691,228
    Nichiban Co., Ltd.....................................   122,000    456,604
    Nichiden Corp.........................................     2,600     87,623
    Nichiha Corp..........................................    98,380    951,507
    Nichireki Co., Ltd....................................    96,000    478,531
    Nihon M&A Center, Inc.................................        48    243,047
    Nikko Co., Ltd........................................   127,000    479,685
    Nippo Corp............................................   256,000  2,058,712
    Nippon Carbon Co., Ltd................................   421,000  1,370,061
   #Nippon Conveyor Co., Ltd..............................   168,000    175,658
    Nippon Densetsu Kogyo Co., Ltd........................   191,000  2,048,546
    Nippon Denwa Shisetu Co., Ltd.........................   203,000    655,223
    Nippon Filcon Co., Ltd................................    70,900    370,619
    Nippon Hume Corp......................................    91,000    362,942
   #Nippon Jogesuido Sekkei Co., Ltd......................       289    379,803
    Nippon Kanzai Co., Ltd................................    43,000    761,107
    Nippon Koei Co., Ltd..................................   272,000    941,766
    Nippon Konpo Unyu Soko Co., Ltd.......................   261,000  2,977,061
    Nippon Parking Development Co., Ltd...................     1,188     61,654
    Nippon Road Co., Ltd. (The)...........................    20,000     59,300
    Nippon Seisen Co., Ltd................................   103,000    590,277
    Nippon Sharyo, Ltd....................................   291,000  1,398,309
    Nippon Shindo Co., Ltd................................     8,000     14,078
    Nippon Signal Co., Ltd................................   218,600  1,649,191
   #Nippon Steel Trading Co., Ltd.........................   294,000    885,245
    Nippon Thompson Co., Ltd..............................   272,000  2,190,889
   #Nippon Tungsten Co., Ltd..............................    80,000    260,050

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Nippon Yusoki Co., Ltd................................   138,000 $  351,392
    Nishimatsu Construction Co., Ltd...................... 1,012,000  1,515,229
   *Nishishiba Electric Co., Ltd..........................   101,000    244,579
    Nissei Corp...........................................   104,600    946,319
    Nissei Plastic Industrial Co., Ltd....................   374,100  1,178,568
   #Nissha Printing Co., Ltd..............................   114,500  2,061,324
    Nissin Corp...........................................   350,000    930,267
    Nissin Electric Co., Ltd..............................   175,000  1,723,651
    Nitchitsu Co., Ltd....................................    58,000    146,071
    Nitta Corp............................................   105,800  2,136,288
   #Nitto Boseki Co., Ltd.................................   888,000  2,569,305
    Nitto Kogyo Corp......................................   149,000  1,734,580
    Nitto Kohki Co., Ltd..................................    67,900  1,635,910
    Nitto Seiko Co., Ltd..................................   122,000    344,550
   #Nittoc Construction Co., Ltd..........................   316,000    417,730
    Noda Corp.............................................   169,300    685,369
    Nomura Co., Ltd.......................................   205,000    615,703
    Noritake Co., Ltd.....................................   531,000  2,120,690
    Noritz Corp...........................................   104,900  2,165,212
   *NS United Kaiun Kaisha, Ltd...........................   470,000    937,603
  #*Oak Capital Corp......................................    53,135     77,577
    Obara Corp............................................     9,200    127,002
   #Obayashi Road Corp....................................   106,000    274,724
    Oiles Corp............................................   123,842  2,593,893
   *Okamoto Machine Tool Works, Ltd.......................   163,000    315,916
    Okamura Corp..........................................   286,900  1,854,763
    Okano Valve Manufacturing Co., Ltd....................    45,000    193,260
   #Oki Electric Cable Co., Ltd...........................    90,000    212,749
   *OKK Corp..............................................   255,000    366,465
    OKUMA Corp............................................   513,000  5,433,849
    Okumura Corp..........................................   754,400  2,829,806
    Onoken Co., Ltd.......................................    58,900    546,811
    Organo Corp...........................................   163,000  1,209,866
   *Original Engineering Consultants Co., Ltd.............    18,500     42,107
    OSG Corp..............................................   289,400  4,651,960
    Oyo Corp..............................................   100,900  1,037,988
    P.S. Mitsubishi Construction Co., Ltd.................    76,800    289,110
    Park24 Co., Ltd.......................................   208,300  2,357,654
   #Pasco Corp............................................    55,000    201,363
    Pasona Group, Inc.....................................       119    112,476
   #Penta-Ocean Construction Co., Ltd..................... 1,087,500  2,492,438
    Pilot Corp............................................       763  1,483,476
    Pronexus, Inc.........................................   133,200    676,177
    Raito Kogyo Co., Ltd..................................   193,700    705,835
  #*Rasa Industries, Ltd..................................    65,000    117,129
    Rheon Automatic Machinery Co., Ltd....................    64,000    157,697
    Ryobi, Ltd............................................   575,200  2,661,741
   *Sailor Pen Co., Ltd...................................    69,000     39,127
    Sakai Heavy Industries, Ltd...........................   126,000    257,433
   *Sakurada Co., Ltd.....................................    57,000     15,617
  #*Sanix, Inc............................................   135,300    546,904
    Sanki Engineering Co., Ltd............................   245,000  1,419,219
   #Sanko Metal Industrial Co., Ltd.......................   118,000    477,281
   *Sankyo-Tateyama Holdings, Inc......................... 1,142,000  1,559,130
    Sankyu, Inc...........................................   935,000  4,503,834
    Sanritsu Corp.........................................    16,700    132,703
    Sanwa Holdings Corp...................................   843,000  2,968,588
    Sanyo Denki Co., Ltd..................................   210,000  1,935,664
    Sanyo Engineering & Construction, Inc.................    48,000    177,642
   #Sanyo Industries, Ltd.................................    77,000    157,520
   #Sasebo Heavy Industries Co., Ltd......................   573,000  1,073,297

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
 Industrials -- (Continued)
     Sato Corp.............................................. 109,300 $1,435,833
     Sato Shoji Corp........................................  65,300    395,219
    #Sawafuji Electric Co., Ltd.............................  42,000    157,684
     Secom Joshinetsu Co., Ltd..............................  33,900  1,053,209
     Seibu Electric Industry Co., Ltd.......................  67,000    304,542
     Seika Corp............................................. 285,000    808,358
   #*Seikitokyu Kogyo Co., Ltd.............................. 307,000    235,030
     Seino Holdings Co., Ltd................................ 355,000  2,729,538
     Sekisui Jushi Co., Ltd................................. 142,000  1,500,192
    #Senko Co., Ltd......................................... 384,000  1,429,710
     Senshu Electric Co., Ltd...............................  37,300    531,274
     Shibusawa Warehouse Co., Ltd........................... 231,000    761,239
     Shibuya Kogyo Co., Ltd.................................  80,100    882,856
    #Shima Seiki Manufacturing Co., Ltd..................... 104,000  2,495,609
     Shin Nippon Air Technologies Co., Ltd..................  78,680    422,537
     Shin-Keisei Electric Railway Co., Ltd.................. 174,000    786,305
    #Shin-Kobe Electric Machinery Co., Ltd.................. 102,000  1,718,858
     Shinmaywa Industries, Ltd.............................. 418,000  1,658,505
     Shinnihon Corp......................................... 194,800    596,053
     Shinsho Corp........................................... 202,000    529,688
    *Shinwa Co., Ltd........................................   1,400     16,886
    #Sho-Bond Corp.......................................... 100,600  2,457,612
     Shoko Co., Ltd......................................... 316,000    507,535
     Showa Aircraft Industry Co., Ltd....................... 112,000    900,003
    #Sinfonia Technology Co., Ltd........................... 496,000  1,567,815
    *Sintokogio, Ltd........................................ 201,000  2,088,442
     Soda Nikka Co., Ltd....................................  67,000    291,571
    *Sodick Co., Ltd........................................  28,500    246,307
     Sohgo Security Services Co., Ltd....................... 252,800  2,922,275
    *Sotetsu Holdings, Inc.................................. 537,000  1,589,976
     Space Co., Ltd.........................................  73,420    454,180
     Subaru Enterprise Co., Ltd.............................  59,000    181,559
     Sugimoto & Co., Ltd....................................  34,100    337,750
     Sumikin Bussan Corp....................................  24,000     59,874
    *Sumiseki Holdings, Inc.................................  35,100     45,888
     Sumitomo Densetsu Co., Ltd.............................  98,100    598,789
    *Sumitomo Mitsui Construction Co., Ltd.................. 307,000    259,715
    #Sumitomo Precision Products Co., Ltd................... 156,000  1,123,253
     Sumitomo Warehouse Co., Ltd............................ 556,000  2,710,871
     Suzuki Metal Industry Co., Ltd.........................  71,000    189,284
    *SWCC Showa Holdings Co., Ltd........................... 889,000  1,128,598
     Tadano, Ltd............................................ 442,579  2,698,559
     Taihei Dengyo Kaisha, Ltd.............................. 146,000  1,020,100
     Taihei Kogyo Co., Ltd.................................. 256,000  1,053,266
    #Taiheiyo Kouhatsu, Inc.................................  95,000     93,939
     Taikisha, Ltd.......................................... 131,000  2,670,548
     Takada Kiko Co., Ltd................................... 272,000    669,283
     Takano Co., Ltd........................................  51,100    317,522
    #Takaoka Electric Manufacturing Co., Ltd................ 262,000    776,688
   #*Takara Printing Co., Ltd...............................  38,055    298,447
     Takara Standard Co., Ltd............................... 501,000  3,841,081
    #Takasago Thermal Engineering Co., Ltd.................. 291,400  2,402,361
    #Takashima & Co., Ltd................................... 137,000    388,547
     Takigami Steel Construction Co., Ltd...................  50,000    152,215
     Takisawa Machine Tool Co., Ltd......................... 191,000    300,384
   #*Takuma Co., Ltd........................................ 316,000  1,622,588
    #Tanseisha Co., Ltd.....................................  74,000    246,224
    #Tatsuta Electric Wire & Cable Co., Ltd................. 215,000  1,239,099
     TECHNO ASSOCIE Co., Ltd................................  58,400    498,409
     Techno Ryowa, Ltd......................................  71,390    476,454
     Teikoku Electric Manufacturing Co., Ltd................  31,800    691,022

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Industrials -- (Continued)
    Tekken Corp...........................................   521,000 $  750,155
  #*Temp Holdings Co., Ltd................................    48,200    446,123
    Teraoka Seisakusho Co., Ltd...........................    53,600    258,260
    TOA Corp..............................................   780,000  1,386,531
   #TOA ROAD Corp.........................................   155,000    335,053
  #*Tobishima Corp........................................ 1,548,500    524,330
    Tocalo Co., Ltd.......................................    54,700  1,281,691
    Toda Corp.............................................   865,000  3,298,426
    Toenec Corp...........................................   212,000  1,160,021
  #*TOKAI Holdings Corp...................................   214,000  1,098,006
    Tokai Lease Co., Ltd..................................    86,000    186,510
   #Toko Electric Corp....................................    76,000    410,570
    Tokyo Energy & Systems, Inc...........................   126,000    644,462
    TOKYO KEIKI, Inc......................................   265,000    436,691
  #*Tokyo Kikai Seisakusho, Ltd...........................   300,000    273,025
    Tokyo Sangyo Co., Ltd.................................    78,000    262,021
    Tokyu Community Corp..................................    32,600  1,084,872
    Tokyu Construction Co., Ltd...........................    14,950     43,042
    Toli Corp.............................................   207,000    445,404
   #Tomoe Corp............................................   115,500    469,492
   *Tomoe Engineering Co., Ltd............................     2,800     56,384
    Tonami Holdings Co., Ltd..............................   331,000    758,304
    Toppan Forms Co., Ltd.................................   202,900  1,706,904
   #Torishima Pump Manufacturing Co., Ltd.................    84,800  1,337,621
    Toshiba Machine Co., Ltd..............................   440,000  2,688,045
    Toshiba Plant Kensetsu Co., Ltd.......................   191,450  2,196,057
    Tosho Printing Co., Ltd...............................   243,000    477,513
    Totetsu Kogyo Co., Ltd................................   122,000  1,133,776
  #*Totoku Electric Co., Ltd..............................    61,000     79,825
    Toyo Construction Co., Ltd............................    73,000     71,150
    Toyo Electric Manufacturing Co., Ltd..................   158,000    817,976
    Toyo Engineering Corp.................................   581,400  2,158,608
   #Toyo Machinery & Metal Co., Ltd.......................    42,400    129,526
    Toyo Tanso Co., Ltd...................................    44,400  2,325,376
   #Toyo Wharf & Warehouse Co., Ltd.......................   274,000    459,353
   *Trancom Co., Ltd......................................     1,600     33,883
    Trinity Industrial Corp...............................    56,000    239,323
    Trusco Nakayama Corp..................................    98,900  2,061,462
    Tsubakimoto Chain Co..................................   584,700  3,754,484
    Tsubakimoto Kogyo Co., Ltd............................    97,000    275,052
   #Tsugami Corp..........................................   267,000  1,625,067
    Tsukishima Kikai Co., Ltd.............................   127,000  1,125,077
    Tsurumi Manufacturing Co., Ltd........................    94,000    726,002
   #Tsuzuki Denki Co., Ltd................................    75,000    779,680
    TTK Co., Ltd..........................................    62,000    309,121
    Uchida Yoko Co., Ltd..................................   186,000    506,547
   #Ueki Corp.............................................   430,000  1,023,182
    Union Tool Co.........................................    59,400  1,325,948
    Utoc Corp.............................................    92,900    242,519
  #*Wakachiku Construction Co., Ltd....................... 1,204,000  1,455,549
    Weathernews, Inc......................................    26,700    757,956
    Yahagi Construction Co., Ltd..........................   141,500    726,733
    Yamabiko Corp.........................................    28,782    362,777
    Yamato Corp...........................................    82,000    328,573
    Yamaura Corp..........................................    40,500    107,154
    Yamazen Co., Ltd......................................   305,500  2,329,576
    Yasuda Warehouse Co., Ltd. (The)......................    95,800    571,219
    Yokogawa Bridge Holdings Corp.........................   139,400    903,379
    Yondenko Corp.........................................   132,800    595,420
    Yuasa Trading Co., Ltd................................   810,000  1,345,529
    Yuken Kogyo Co., Ltd..................................   156,000    428,117

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
Industrials -- (Continued)
    Yurtec Corp........................................... 231,000 $  1,053,990
    Yusen Logistics Co., Ltd..............................  67,700    1,081,703
    Yushin Precision Equipment Co., Ltd...................  55,934    1,225,765
                                                                   ------------
Total Industrials.........................................          429,806,793
                                                                   ------------

Information Technology -- (9.8%)
    Ai Holdings Corp...................................... 182,600      769,464
   #Aichi Tokei Denki Co., Ltd............................ 113,000      386,162
    Aiphone Co., Ltd......................................  70,900    1,334,067
   #Allied Telesis Holdings K.K........................... 470,700      546,590
    Alpha Systems, Inc....................................  27,300      427,177
   #Anritsu Corp.......................................... 458,000    4,964,216
   #AOI Electronic Co., Ltd...............................  35,200      649,988
   *Apic Yamada Corp......................................  31,000       84,963
    Arisawa Manufacturing Co., Ltd........................  65,000      356,093
    Asahi Net, Inc........................................  21,000       93,573
    CAC Corp..............................................  61,300      504,133
   #Canon Electronics, Inc................................  82,100    2,254,564
   #Capcom Co., Ltd....................................... 205,600    5,385,920
    Chino Corp............................................ 151,000      425,094
    CMK Corp.............................................. 140,500      542,382
    Computer Engineering & Consulting, Ltd................  61,500      326,526
    Core Corp.............................................  45,700      386,264
    Cresco, Ltd...........................................  23,200      166,009
  #*CSK Corp.............................................. 448,600    1,883,661
    Cybernet Systems Co., Ltd.............................      85       22,286
   #Cybozu, Inc...........................................   1,196      263,709
   *Daiko Denshi Tsushin, Ltd.............................  12,000       28,868
    Dainippon Screen Manufacturing Co., Ltd...............   1,000        7,862
    Daito Electron Co., Ltd...............................   2,200       19,317
   #Daiwabo Holdings Co., Ltd............................. 618,000    1,390,593
    Denki Kogyo Co., Ltd.................................. 248,000    1,176,038
    DKK TOA Corp..........................................  31,000      121,401
    DTS Corp..............................................  89,600    1,004,661
  #*Dwango Co., Ltd.......................................     409      918,635
    eAccess, Ltd..........................................      53       23,465
    Eizo Nanao Corp.......................................  76,800    1,433,437
    Elematec Corp.........................................   5,300       75,413
   *Elna Co., Ltd.........................................  92,000       99,661
   #Enplas Corp...........................................  15,500      240,755
    ESPEC Corp............................................  79,800      583,214
    Faith, Inc............................................   1,366      174,892
  #*FDK Corp.............................................. 431,000      654,233
    Fuji Electronics Co., Ltd.............................  10,000      153,618
   #Fuji Soft, Inc........................................ 100,600    1,497,359
   *Fujitsu Component, Ltd................................     139       62,667
    Fujitsu Frontech, Ltd.................................  77,500      570,937
    Future Architect, Inc.................................   1,172      535,866
   #GMO Internet, Inc..................................... 186,700      850,147
    Hakuto Co., Ltd.......................................  73,700      737,314
    Hioki EE Corp.........................................  11,700      232,794
    Hitachi Business Solution Co., Ltd....................  42,500      386,523
   #Hitachi Kokusai Electric, Inc......................... 249,500    2,023,607
    Hochiki Corp..........................................  97,000      496,583
    Hokuriku Electric Industry Co., Ltd................... 289,000      566,615
    Horiba, Ltd........................................... 160,950    5,341,092
    Hosiden Corp.......................................... 262,900    2,238,388
    Icom, Inc.............................................  49,700    1,285,212
  #*Ikegami Tsushinki Co., Ltd............................ 174,000      144,244
    Ines Corp............................................. 161,000    1,304,671
    I-Net Corp............................................  47,800      293,823

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                             SHARES   VALUE++
                                                             ------- ----------
Information Technology -- (Continued)
    Information Services International-Dentsu, Ltd..........  76,700 $  503,345
    Innotech Corp...........................................   9,200     67,123
    Internet Initiative Japan, Inc..........................     485  1,949,270
   *Ishii Hyoki Co., Ltd....................................  23,700    253,329
    IT Holdings Corp........................................ 357,401  3,470,329
    ITC Networks Corp.......................................  46,400    298,824
    ITFOR, Inc..............................................   6,100     24,201
    Iwatsu Electric Co., Ltd................................ 303,000    317,848
   #Japan Aviation Electronics Industry, Ltd................ 252,600  1,934,480
    Japan Business Computer Co., Ltd........................  73,200    539,616
    Japan Cash Machine Co., Ltd.............................  79,315    620,563
    Japan Digital Laboratory Co., Ltd....................... 109,700  1,357,657
    Japan Radio Co., Ltd....................................  33,000     94,135
   #Jastec Co., Ltd.........................................  61,400    389,108
    JBIS Holdings, Inc......................................  79,600    279,549
    JIEC Co., Ltd...........................................     199    230,853
    Kaga Electronics Co., Ltd............................... 100,400  1,132,156
   #Kakaku.com, Inc......................................... 129,400  5,118,532
    Kanematsu Electronics, Ltd..............................  83,100    905,884
    Kawatetsu Systems, Inc..................................     174    167,026
    Koa Corp................................................ 151,600  1,848,458
  #*Kubotek Corp............................................     370    150,913
    Kyoden Co., Ltd......................................... 156,900    255,267
    Kyowa Electronic Instruments Co., Ltd...................  52,000    187,280
   #Macnica, Inc............................................  50,100  1,191,232
   #Macromill, Inc..........................................  48,500    535,385
    Marubun Corp............................................  93,300    463,351
   #Maruwa Co., Ltd.........................................  36,500  1,683,797
    Maspro Denkoh Corp......................................  61,000    506,987
   #Megachips Corp..........................................  84,800  1,310,832
   *Meisei Electric Co., Ltd................................ 305,000    370,496
    Melco Holdings, Inc.....................................  49,600  1,426,468
    Mimasu Semiconductor Industry Co., Ltd..................  86,881    968,956
    Miroku Jyoho Service Co., Ltd........................... 105,000    330,332
    Mitsui High-Tec, Inc.................................... 131,600    643,655
    Mitsui Knowledge Industry Co., Ltd......................   3,643    559,225
    Mitsumi Electric Co., Ltd............................... 287,600  2,783,530
   *Moritex Corp............................................   7,700     37,136
    Mutoh Holdings Co., Ltd................................. 160,000    338,574
  #*Nagano Japan Radio Co., Ltd.............................  83,000    147,688
    Nagano Keiki Co., Ltd...................................   1,900     16,839
    Nakayo Telecommunications, Inc.......................... 541,000  1,342,414
    NEC Fielding, Ltd.......................................  95,000  1,208,353
    NEC Mobiling, Ltd.......................................  46,800  1,664,843
    Net One Systems Co., Ltd................................   1,984  4,753,865
   *New Japan Radio Co., Ltd................................  37,000     95,708
   #Nichicon Corp........................................... 270,300  4,564,572
    Nidec Copal Electronics Corp............................  34,600    241,454
   #Nidec Sankyo Corp....................................... 191,000  1,315,568
    NIFTY Corp..............................................     109    152,511
   #Nihon Dempa Kogyo Co., Ltd..............................  71,100    927,911
  #*Nihon Inter Electronics Corp............................ 104,700    205,424
    Nihon Unisys, Ltd....................................... 240,875  1,452,717
   *Nippon Avionics Co., Ltd................................  78,000    128,882
    Nippon Ceramic Co., Ltd.................................  86,600  1,886,932
    Nippon Chemi-Con Corp................................... 570,000  3,683,126
    Nippon Systemware Co., Ltd..............................  27,900    110,952
    Nohmi Bosai, Ltd........................................ 123,000    802,343
    NS Solutions Corp.......................................  79,400  1,867,633
    NSD Co., Ltd............................................ 170,300  1,466,454
   #Obic Business Consultants Co., Ltd......................  21,700  1,375,713

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Information Technology -- (Continued)
    Okaya Electric Industries Co., Ltd....................    73,000 $  371,131
   *Oki Electric Industry Co., Ltd........................ 2,665,000  2,656,215
   *ONO Sokki Co., Ltd....................................   103,000    300,363
    Optex Co., Ltd........................................    16,900    217,721
    Origin Electric Co., Ltd..............................   105,000    503,589
    Osaki Electric Co., Ltd...............................   123,000  1,293,428
    Panasonic Electric Works Information Systems Co.,
      Ltd.................................................    13,500    369,995
    PCA Corp..............................................    17,500    234,553
  #*Pixela Corp...........................................    18,400     59,433
    Riken Keiki Co., Ltd..................................    77,500    685,008
   *Riso Kagaku Corp......................................    15,600    242,633
    Roland DG Corp........................................    54,400    758,390
    Ryoden Trading Co., Ltd...............................   141,000    918,896
    Ryosan Co., Ltd.......................................   140,000  3,033,282
   #Ryoyo Electro Corp....................................   113,200  1,125,432
    Sanken Electric Co., Ltd..............................   463,000  2,514,052
    Sanko Co., Ltd........................................    22,000     55,616
    Sanshin Electronics Co., Ltd..........................   115,500    921,380
    Satori Electric Co., Ltd..............................    56,380    378,078
    Saxa Holdings, Inc....................................   194,000    347,354
   #Shibaura Mechatronics Corp............................   138,000    479,164
   #Shindengen Electric Manufacturing Co., Ltd............   311,000  1,367,258
   #Shinkawa, Ltd.........................................    68,300    484,221
  #*Shinko Electric Industries Co., Ltd...................   291,700  2,414,357
    Shinko Shoji Co., Ltd.................................    81,400    653,305
    Shizuki Electric Co., Inc.............................   103,000    451,861
   #Siix Corp.............................................    79,500  1,218,821
   #Simplex Holdings, Inc.................................       919    347,866
   #SMK Corp..............................................   277,000  1,113,939
    Softbank Technology Corp..............................       100        827
    So-net Entertainment Corp.............................       498  2,427,996
    Soshin Electric Co., Ltd..............................     4,600     25,541
    SRA Holdings, Inc.....................................    49,700    508,227
    Star Micronics Co., Ltd...............................   161,500  1,825,194
   #Sumida Corp...........................................    61,549    588,530
   #Sumisho Computer Systems Corp.........................   107,200  1,874,283
    Sun-Wa Technos Corp...................................     2,700     29,232
   #Sunx, Ltd.............................................   109,000    739,186
   #Systena Corp..........................................     1,096  1,054,249
    Tachibana Eletech Co., Ltd............................    62,400    609,634
    Taiyo Yuden Co., Ltd..................................   176,000  2,215,291
   #Tamura Corp...........................................   264,000    817,417
   *Teac Corp.............................................   332,000    150,607
    Tecmo Koei Holdings Co., Ltd..........................   150,730  1,260,264
    Teikoku Tsushin Kogyo Co., Ltd........................   172,000    327,384
    TKC, Corp.............................................    86,800  1,924,818
  #*Toko, Inc.............................................   325,000    738,037
    Tokyo Denpa Co., Ltd..................................    24,900    163,714
    Tokyo Electron Device, Ltd............................       342    703,549
   #Tokyo Seimitsu Co., Ltd...............................   161,000  2,958,720
   #Tomen Devices Corp....................................     2,000     51,457
    Tomen Electronics Corp................................    50,600    657,984
   #Topcon Corp...........................................   228,900  1,300,777
    Tose Co., Ltd.........................................    22,100    170,660
    Toshiba TEC Corp......................................   519,000  2,200,704
    Toukei Computer Co., Ltd..............................    26,810    367,979
    Towa Corp.............................................    59,500    342,118
    Toyo Corp.............................................   116,900  1,306,513
    Trans Cosmos, Inc.....................................   122,300  1,413,616
    Ulvac, Inc............................................   176,200  3,253,045
    Uniden Corp...........................................   131,000    672,247

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Information Technology -- (Continued)
   #Wacom Co., Ltd......................................     1,532 $  1,731,801
    XNET Corp...........................................        21       33,753
    Y. A. C. Co., Ltd...................................    17,400      195,664
  #*Yamaichi Electronics Co., Ltd.......................    75,700      235,660
   *Yaskawa Information Systems Corp....................    40,000      111,560
    Yokowo Co., Ltd.....................................    69,500      415,684
   #Zuken, Inc..........................................    94,600      716,598
                                                                   ------------
Total Information Technology............................            174,742,211
                                                                   ------------

Materials -- (10.5%)
    Achilles Corp.......................................   703,000    1,010,503
    Adeka Corp..........................................   354,300    3,648,606
    Agro-Kanesho Co., Ltd...............................    14,000       76,630
    Aichi Steel Corp....................................   410,000    2,772,281
   *Alconix Corp........................................     2,700       77,361
    Arakawa Chemical Industries, Ltd....................    67,700      659,055
    Araya Industrial Co., Ltd...........................   204,000      341,054
    Asahi Organic Chemicals Industry Co., Ltd...........   343,000      940,057
    Chuetsu Pulp & Paper Co., Ltd.......................   415,000      693,597
   *Chugai Mining Co., Ltd..............................   852,400      320,828
    Chugoku Marine Paints, Ltd..........................   242,000    1,953,036
  #*Chugokukogyo Co., Ltd...............................    62,000       76,059
   *Chuo Denki Kogyo Co., Ltd...........................    90,000      427,021
  #*Co-Op Chemical Co., Ltd.............................   159,000      212,071
   #Dai Nippon Toryo, Ltd...............................   518,000      630,572
   #Daiichi Kigenso Kagaku-Kyogyo Co., Ltd..............    14,300      625,320
    Daiichi Kogyo Seiyaku Co., Ltd......................   121,000      421,928
    Daiken Corp.........................................   401,000    1,457,923
    Dainichiseika Colour & Chemicals Manufacturing
      Co., Ltd..........................................   319,000    1,596,409
   #Daio Paper Corp.....................................   290,500    2,275,080
    Daiso Co., Ltd......................................   355,000    1,469,614
   #DC Co., Ltd.........................................   113,900      326,255
    Dynapac Co., Ltd....................................    25,000       70,776
   *Earth Chemical Co., Ltd.............................    50,200    1,807,353
   *Ebara-Udylite Co., Ltd..............................     1,300       47,438
    FP Corp.............................................    61,200    3,983,603
    Fuji Seal International, Inc........................    77,800    1,761,577
    Fujikura Kasei Co., Ltd.............................    94,500      527,670
    Fujimi, Inc.........................................     6,100       71,886
    Fumakilla, Ltd......................................    85,000      410,180
   #Furukawa-Sky Aluminum Corp..........................   320,000    1,199,386
    Geostar Corp........................................    38,000       64,768
    Godo Steel, Ltd.....................................   548,000    1,388,817
    Gun Ei Chemical Industry Co., Ltd...................   275,000      809,970
    Harima Chemicals, Inc...............................    73,300      587,833
   #Hodogaya Chemical Co., Ltd..........................   265,000    1,107,802
    Hokkan Holdings, Ltd................................   210,000      663,083
    Hokko Chemical Industry Co., Ltd....................    90,000      272,952
    Hokuetsu Kishu Paper Co., Ltd.......................   578,199    3,617,145
   *Hokushin Co., Ltd...................................    61,400      106,045
    Honshu Chemical Industry Co., Ltd...................    35,000      295,527
    Ihara Chemical Industry Co., Ltd....................   155,000      576,340
   #Ise Chemical Corp...................................    83,000      552,721
  #*Ishihara Sangyo Kaisha, Ltd......................... 1,374,500    1,930,559
    Japan Carlit Co., Ltd...............................    59,800      357,172
    JSP Corp............................................   103,900    1,926,585
   #Kanto Denka Kogyo Co., Ltd..........................   195,000    1,341,785
    Katakura Chikkarin Co., Ltd.........................    43,000      121,036
    Kawakin Holdings Co., Ltd...........................    11,000       41,876
    Kawasaki Kasei Chemicals, Ltd.......................   121,000      221,960
    Koatsu Gas Kogyo Co., Ltd...........................   163,493      993,246

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
Materials -- (Continued)
    Kohsoku Corp..........................................    61,900 $  503,054
    Konishi Co., Ltd......................................    66,900    936,495
   #Kumiai Chemical Industry Co., Ltd.....................   233,000    754,650
    Kureha Corp...........................................   573,500  2,757,009
   #Kurosaki Harima Corp..................................   221,000  1,071,920
    Kyoei Steel, Ltd......................................    63,700    981,374
    MEC Co., Ltd..........................................    61,200    259,902
   #Mitsubishi Paper Mills, Ltd........................... 1,159,000  1,185,413
    Mitsubishi Steel Manufacturing Co., Ltd...............   554,000  1,955,951
    Mory Industries, Inc..................................   142,000    604,737
   #Nakabayashi Co., Ltd..................................   181,000    510,460
   *Nakayama Steel Works, Ltd.............................   413,000    560,994
   *Neturen Co., Ltd......................................   152,800  1,351,035
    Nichia Steel Works, Ltd...............................   175,900    452,902
    Nihon Kagaku Sangyo Co., Ltd..........................    78,000    591,441
   #Nihon Nohyaku Co., Ltd................................   225,000  1,029,145
    Nihon Parkerizing Co., Ltd............................   240,000  3,591,980
    Nihon Seiko Co., Ltd..................................    18,000     69,186
    Nihon Yamamura Glass Co., Ltd.........................   381,000  1,053,947
   #Nippon Carbide Industries Co., Inc....................   201,000    494,709
   #Nippon Chemical Industrial Co., Ltd...................   281,000    630,326
   #Nippon Chutetsukan K.K................................    50,000    122,686
   #Nippon Chuzo K.K......................................   111,000    241,102
    Nippon Coke & Engineering Co., Ltd....................   863,000  1,519,521
   #Nippon Concrete Industries Co., Ltd...................   157,000    413,140
   #Nippon Denko Co., Ltd.................................   394,000  2,630,872
    Nippon Fine Chemical Co., Ltd.........................    85,600    586,572
   #Nippon Kasei Chemical Co., Ltd........................   309,000    709,053
  #*Nippon Kinzoku Co., Ltd...............................   222,000    469,576
   #Nippon Koshuha Steel Co., Ltd.........................   366,000    504,098
    Nippon Light Metal Co., Ltd........................... 2,002,000  4,231,632
  #*Nippon Metal Industry Co., Ltd........................   556,000    708,126
    Nippon Paint Co., Ltd.................................   241,200  1,952,837
    Nippon Pigment Co., Ltd...............................    43,000    128,097
    Nippon Pillar Packing Co., Ltd........................    83,000    633,591
    Nippon Soda Co., Ltd..................................   557,000  2,624,304
    Nippon Synthetic Chemical Industry Co., Ltd. (The)....   256,000  1,729,712
    Nippon Valqua Industries, Ltd.........................   328,000    986,229
  #*Nippon Yakin Kogyo Co., Ltd...........................   395,500  1,177,510
    Nittetsu Mining Co., Ltd..............................   285,000  1,256,609
    Nitto FC Co., Ltd.....................................    72,000    437,047
   #NOF Corp..............................................   726,000  3,304,188
    Okabe Co., Ltd........................................   186,900    968,588
    Okamoto Industries, Inc...............................   400,000  1,624,799
    Okura Industrial Co., Ltd.............................   211,000    746,806
    Osaka Organic Chemical Industry, Ltd..................    66,000    344,980
    Osaka Steel Co., Ltd..................................    77,700  1,509,805
   *Pacific Metals Co., Ltd...............................   509,000  3,788,258
    Pack Corp. (The)......................................    66,200  1,089,939
    Riken Technos Corp....................................   197,000    712,351
   *S Science Co., Ltd.................................... 2,704,000    139,765
    S.T. Chemical Co., Ltd................................    77,000    976,899
   *Sakai Chemical Industry Co., Ltd......................   375,000  1,678,900
    Sakata INX Corp.......................................   196,000  1,006,646
    Sanyo Chemical Industries, Ltd........................   305,000  2,410,438
    Sanyo Special Steel Co., Ltd..........................   480,300  3,160,587
    Sekisui Plastics Co., Ltd.............................   209,000    934,945
    Shikoku Chemicals Corp................................   184,000  1,111,216
    Shinagawa Refractories Co., Ltd.......................   224,000    710,007
    Shin-Etsu Polymer Co., Ltd............................   224,100  1,196,406
    Shinko Wire Co., Ltd..................................   184,000    314,684

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                       SHARES      VALUE++
                                                     ---------- --------------
Materials -- (Continued)
    Somar Corp......................................     43,000 $      126,309
   #Stella Chemifa Corp.............................     42,600      1,295,997
    Sumitomo Bakelite Co., Ltd......................    591,000      4,045,803
   *Sumitomo Light Metal Industries, Ltd............  1,757,000      1,936,389
    Sumitomo Osaka Cement Co., Ltd..................  1,640,000      4,746,888
    Sumitomo Pipe & Tube Co., Ltd...................    108,100        708,279
    Sumitomo Seika Chemicals Co., Ltd...............    223,000      1,203,841
    T. Hasegawa Co., Ltd............................    121,300      2,002,030
   #Taiheiyo Cement Corp............................  3,133,000      6,172,699
    Taisei Lamick Co., Ltd..........................     18,500        574,460
   #Taiyo Holdings Co., Ltd.........................     66,000      2,010,761
    Takasago International Corp.....................    356,000      1,718,734
    Takiron Co., Ltd................................    213,000        779,952
    Tayca Corp......................................    151,000        555,055
    Tenma Corp......................................     87,000        874,772
   #Titan Kogyo K.K.................................     59,000        350,619
   #Toagosei Co., Ltd...............................  1,096,000      6,057,513
   #Toda Kogyo Corp.................................    161,000      1,643,428
   #Toho Titanium Co., Ltd..........................     81,600      2,228,738
   #Toho Zinc Co., Ltd..............................    528,000      2,645,835
   #Tokai Carbon Co., Ltd...........................    825,000      4,671,175
    Tokushu Tokai Paper Co., Ltd....................    501,580      1,015,393
    Tokyo Ohka Kogyo Co., Ltd.......................    169,200      3,788,428
   #Tokyo Rope Manufacturing Co., Ltd...............    558,000      1,930,949
    Tomoegawa Paper Co., Ltd........................    125,000        323,715
    Tomoku Co., Ltd.................................    294,000        803,223
    Topy Industries, Ltd............................    781,000      2,434,927
    Toyo Ink Manufacturing Co., Ltd.................    703,000      3,323,933
    Toyo Kohan Co., Ltd.............................    247,000      1,177,927
    TYK Corp........................................    138,000        307,701
   #Ube Material Industries, Ltd....................    226,000        848,974
   #Wood One Co., Ltd...............................    169,000        682,212
    Yodogawa Steel Works, Ltd.......................    591,500      2,490,529
   *Yuki Gosei Kogyo Co., Ltd.......................     64,000        153,135
    Yushiro Chemical Industry Co., Ltd..............     47,100        675,515
                                                                --------------
Total Materials.....................................               187,313,340
                                                                --------------
Utilities -- (0.5%)
    Hokkaido Gas Co., Ltd...........................    210,000        744,835
    Hokuriku Gas Co., Ltd...........................     99,000        273,995
    Okinawa Electric Power Co., Ltd.................     62,571      2,801,706
    Saibu Gas Co., Ltd..............................  1,268,000      3,393,743
    Shizuoka Gas Co., Ltd...........................    241,500      1,526,946
                                                                --------------
Total Utilities.....................................                 8,741,225
                                                                --------------
TOTAL COMMON STOCKS.................................             1,589,311,490
                                                                --------------
RIGHTS/WARRANTS -- (0.0%)
   *Oak Capital Corp. Warrants 11/30/11.............     55,735             --
                                                                --------------

                                                        FACE
                                                       AMOUNT      VALUE+
                                                     ---------- --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $3,200,000 FNMA 2.24%, 07/06/15, valued at
      $3,280,000) to be repurchased at $3,227,013... $    3,227 $    3,227,000
                                                                --------------

THE JAPANESE SMALL COMPANY SERIES
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (10.7%)
(S)@DFA Short Term Investment Fund.................  189,613,903 $  189,613,903
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $825,530)##
     to be repurchased at $809,356................. $        809        809,343
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 190,423,246
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,780,842,563)^^..........................              $1,782,961,736
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $1,937,941 $  372,902,820   --    $  374,840,761
   Consumer Staples...........     69,051    154,622,181   --       154,691,232
   Energy.....................         --     17,418,394   --        17,418,394
   Financials.................         --    168,962,364   --       168,962,364
   Health Care................         --     72,795,170   --        72,795,170
   Industrials................  1,098,006    428,708,787   --       429,806,793
   Information Technology.....         --    174,742,211   --       174,742,211
   Materials..................         --    187,313,340   --       187,313,340
   Utilities..................         --      8,741,225   --         8,741,225
Rights/Warrants...............         --             --   --                --
Temporary Cash Investments....         --      3,227,000   --         3,227,000
Securities Lending Collateral.         --    190,423,246   --       190,423,246
                               ---------- --------------   --    --------------
TOTAL......................... $3,104,998 $1,779,856,738   --    $1,782,961,736
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE ASIA PACIFIC SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (82.9%)
AUSTRALIA -- (50.6%)
   *ABM Resources NL...................................... 2,809,823 $  145,743
  #*A-Cap Resources, Ltd..................................   332,583    149,040
   #Acrux, Ltd............................................   481,386  2,168,918
   *Adacel Technologies, Ltd..............................    36,784     12,564
  #*Adamus Resources, Ltd................................. 1,337,620  1,032,384
    Adelaide Brighton, Ltd................................ 1,927,272  5,551,444
   #Aditya Birla Minerals, Ltd............................   878,000  1,434,705
   *ADX Energy, Ltd.......................................   473,905     49,395
   *AED Oil, Ltd..........................................   363,401     53,847
   *African Iron, Ltd.....................................    37,307     14,135
   *Ainsworth Game Technology, Ltd........................   290,243    130,426
   *AJ Lucas Group, Ltd...................................   317,969    471,583
   *Alchemia, Ltd.........................................   724,903    566,260
   #Alesco Corp., Ltd.....................................   457,971  1,441,221
  #*Alkane Resources, Ltd.................................   938,520  2,049,509
  #*Alliance Resources, Ltd...............................   444,483    100,273
  #*Allied Gold Mining P.L.C..............................    17,047     52,967
  #*Allied Healthcare Group, Ltd..........................   375,840     24,818
   *Altium, Ltd...........................................    20,000      2,889
  #*Altona Mining, Ltd....................................   924,877    335,283
   *Amadeus Energy, Ltd...................................   819,137    215,825
    Amalgamated Holdings, Ltd.............................   462,247  3,050,050
    Amcom Telecommunications, Ltd......................... 1,315,204    520,164
   *Ampella Mining, Ltd...................................   190,738    505,669
    Ansell, Ltd...........................................   503,479  7,725,534
  #*Antares Energy, Ltd...................................   934,515    539,446
    AP Eagers, Ltd........................................    43,887    507,117
    APA Group, Ltd........................................ 2,024,389  8,934,631
  #*Apex Minerals NL...................................... 3,458,027     30,425
   #APN News & Media, Ltd................................. 1,692,343  2,056,284
  #*Arafura Resources, Ltd................................ 1,093,749    880,836
    ARB Corp., Ltd........................................   339,077  2,736,136
    Ariadne Australia, Ltd................................   267,324     94,294
   #Aristocrat Leisure, Ltd............................... 1,592,011  4,263,001
   *Arturus Capital, Ltd..................................    26,265        770
   #ASG Group, Ltd........................................   330,724    366,505
  #*Aspire Mining, Ltd....................................   783,795    476,805
   *Astron, Ltd...........................................    87,221    274,139
  #*Atlantic, Ltd.........................................   238,482    428,057
   *Atlas Iron, Ltd....................................... 1,152,476  5,119,777
  #*Aurora Oil & Gas, Ltd................................. 1,265,748  4,409,325
    Ausdrill, Ltd......................................... 1,006,775  3,601,171
  #*Ausenco, Ltd..........................................   168,052    466,770
   *Ausgold, Ltd..........................................    28,812     54,782
  #*Austal, Ltd...........................................   581,980  1,885,314
   *Austar United Communications, Ltd..................... 2,887,442  3,332,642
   #Austbrokers Holdings, Ltd.............................    86,074    623,949
   #Austin Engineering, Ltd...............................   155,526    814,536
   *Austpac Resources NL.................................. 2,524,951    124,933
  #*Australian Agricultural Co., Ltd......................   921,392  1,401,016
   #Australian Infrastructure Fund NL..................... 3,159,690  6,788,767
   #Australian Pharmaceutical Industries, Ltd............. 7,363,195  2,180,284
   *Australian Worldwide Exploration, Ltd................. 1,952,017  2,679,625
   *Autodom, Ltd..........................................   170,874      4,328
    Automotive Holdings Group NL..........................   540,730  1,215,391
   *Autron Corporation, Ltd...............................   989,247     14,128
   *Avanco Resources, Ltd................................. 1,355,398    138,901
   #AVJennings, Ltd....................................... 5,350,378  2,699,163

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
AUSTRALIA -- (Continued)
  #*Azumah Resources, Ltd................................   737,953 $   453,993
   *Ballarat South Gold, Ltd.............................     1,996          --
  #*Bandanna Energy, Ltd.................................   474,567   1,139,861
    Bank of Queensland, Ltd..............................   384,781   3,403,263
  #*Bannerman Resources, Ltd.............................   332,217     158,605
  #*BC Iron, Ltd.........................................   243,697     747,481
    Beach Petroleum, Ltd................................. 4,787,011   5,276,628
  #*Beadell Resources, Ltd............................... 1,500,515   1,389,029
    Bendigo Mining, Ltd..................................    92,075      11,620
  #*Berkeley Resources, Ltd..............................   434,006     214,442
    Beyond International, Ltd............................    61,256      43,742
  #*Billabong International, Ltd.........................   633,355   4,091,920
   *Bionomics, Ltd.......................................   181,029     126,997
   *Biota Holdings, Ltd..................................   969,579   1,026,852
   *Bisalloy Steel Group, Ltd............................   469,001      99,970
   #Blackmores, Ltd......................................    76,842   2,384,998
  #*BMA Gold, Ltd........................................ 1,829,221   1,025,198
    Boart Longyear Group................................. 1,792,094   7,973,612
   *Boom Logistics, Ltd..................................    51,533      16,106
   *Boulder Steel, Ltd................................... 1,667,795     191,305
  #*Bow Energy, Ltd......................................   928,159   1,038,407
    Bradken, Ltd.........................................   634,599   5,994,447
    Breville Group, Ltd..................................   598,466   2,050,559
    Brickworks, Ltd......................................   132,797   1,441,556
    BSA, Ltd.............................................   642,847     155,334
   #BT Investment Management, Ltd........................   165,552     408,400
   *Buccaneer Energy, Ltd................................   683,647      66,139
   #Cabcharge Australia, Ltd.............................   475,454   2,582,587
    Calliden Group, Ltd..................................   633,393     152,206
    Campbell Brothers, Ltd...............................   276,944  13,996,953
  #*Cape Lambert Resources, Ltd..........................   288,672     186,264
   *Cape Range Wireless, Ltd.............................     7,260          --
  #*Capral, Ltd..........................................    58,499      17,240
  #*Cardno, Ltd..........................................   316,614   1,875,154
  #*Carnarvon Petroleum, Ltd............................. 3,885,525     831,552
   *Carnegie Wave Energy, Ltd............................ 1,008,948      98,493
   #carsales.com.au, Ltd.................................   498,035   2,515,630
    Cash Converters International, Ltd................... 1,180,931     997,610
  #*Catalpa Resources, Ltd...............................   503,283     862,996
   *CDS Technologies, Ltd................................    13,276          --
   #Cedar Woods Properties, Ltd..........................   107,656     484,640
   #Cellestis, Ltd.......................................   379,722   1,577,631
    Cellnet Group, Ltd...................................   551,924     224,115
   *Centaurus Metals, Ltd................................ 1,148,463     132,444
   *Central Petroleum, Ltd............................... 1,242,358     106,505
    Centrebet International, Ltd.........................    81,336     187,623
   *Centrex Metals, Ltd..................................    51,889      21,644
  #*Ceramic Fuel Cells, Ltd.............................. 2,622,070     447,782
   *CGA Mining, Ltd......................................     9,176      24,711
  #*Chalice Gold Mines, Ltd..............................   310,980     104,157
   #Challenger Financial Services Group, Ltd............. 1,750,037   9,395,301
    Chandler Macleod Group, Ltd..........................   338,118     141,586
   *Chemeq, Ltd..........................................   166,742          --
   *ChemGenex Pharmaceuticals, Ltd.......................   115,291       3,166
   *Chesser Resources, Ltd...............................   120,901      86,164
   *Citigold Corp., Ltd.................................. 3,765,806     292,703
   #Clarius Group, Ltd................................... 1,055,873     695,872
  #*Clinuvel Pharmaceuticals, Ltd........................   118,435     221,446
   #Clough, Ltd.......................................... 1,527,345   1,204,117
    Clover Corp., Ltd....................................   269,348      93,357
  #*CO2 Group, Ltd.......................................   844,559     208,789

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
AUSTRALIA -- (Continued)
  #*Coal of Africa, Ltd..................................    589,980 $  692,377
  #*Coalspur Mines, Ltd..................................  1,239,823  2,252,129
  #*Cockatoo Coal, Ltd...................................  2,934,390  1,433,274
    Codan, Ltd...........................................    156,399    205,592
    Coffey International, Ltd............................    587,435    451,762
    Collection House, Ltd................................  1,734,764  1,435,175
   *Comet Ridge, Ltd.....................................     65,567     11,955
   #ConnectEast Group, Ltd............................... 15,054,714  8,755,810
  #*Conquest Mining, Ltd.................................  1,347,363    740,985
   #Consolidated Media Holdings, Ltd.....................  1,276,820  3,393,022
   *Continental Coal, Ltd................................  4,619,452    187,504
  #*Cooper Energy, Ltd...................................    336,842    149,838
    Count Financial, Ltd.................................    858,791    963,560
    Coventry Group, Ltd..................................    144,778    371,756
    Credit Corp. Group, Ltd..............................     92,598    433,508
   *Crescent Gold, Ltd...................................  1,874,760    134,931
  #*Crusader Resources, Ltd..............................     83,778    136,471
   #CSG, Ltd.............................................    674,612    720,064
    CSR, Ltd.............................................  1,781,368  5,141,049
   *CTI Logistics, Ltd...................................      6,000      7,201
  #*CuDeco, Ltd..........................................    399,317  1,442,978
   *Cue Energy Resources, Ltd............................  1,225,966    363,848
   #Customers, Ltd.......................................    477,130    447,546
    Data#3, Ltd..........................................     14,611    219,253
   #David Jones, Ltd.....................................  1,511,543  4,972,953
  #*Decmil Group, Ltd....................................    247,699    611,984
   *Deep Yellow, Ltd.....................................    850,894    158,361
    Devine, Ltd..........................................  1,989,993    523,489
  #*Discovery Metals, Ltd................................  1,249,162  1,993,383
    Domino's Pizza Enterprises, Ltd......................        802      5,368
   #Downer EDI, Ltd......................................  1,323,317  5,558,930
  #*Dragon Mining, Ltd...................................    168,012    252,375
  #*Drillsearch Energy, Ltd..............................    262,548    167,313
    DUET Group, Ltd......................................  3,697,647  6,276,801
   #DuluxGroup, Ltd......................................    884,531  2,532,346
   #DWS Advanced Business Solutions, Ltd.................    220,183    355,707
  #*Dyesol, Ltd..........................................    346,813    173,235
  #*Eastern Star Gas, Ltd................................  3,259,013  3,057,426
  #*Elders, Ltd..........................................  1,380,363    538,338
  #*Elemental Minerals, Ltd..............................    303,407    594,585
   *Ellect Holdings, Ltd.................................        482         --
   *Ellex Medical Lasers, Ltd............................    164,826     32,387
   *Emeco Holdings, Ltd..................................  2,143,907  2,705,471
  #*Energy Resources of Australia, Ltd...................    235,349  1,185,227
  #*Energy World Corp., Ltd..............................  3,906,481  2,828,138
   *Engenco, Ltd.........................................    228,803     27,530
   #Envestra, Ltd........................................  4,919,130  3,670,145
  #*Equatorial Resources, Ltd............................    162,889    521,059
   #Euroz, Ltd...........................................     55,156     99,944
   *Exco Resources, Ltd..................................    371,256    270,977
  #*Extract Resources, Ltd...............................    270,395  2,320,050
    Fantastic Holdings, Ltd..............................    355,613    742,463
  #*FAR, Ltd.............................................  2,769,553    125,038
  .*Ferraus, Ltd.........................................    193,884    212,719
    Finbar Group, Ltd....................................     54,550     56,226
   *Finders Resources, Ltd...............................      7,442      3,934
   #FKP Property Group, Ltd..............................  2,581,353  1,799,289
   #Fleetwood Corp., Ltd.................................    274,086  3,441,320
   #FlexiGroup, Ltd......................................    597,372  1,380,354
   #Flight Centre, Ltd...................................    192,954  4,551,461
  #*Flinders Mines, Ltd..................................  6,909,293  1,062,300

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
AUSTRALIA -- (Continued)
  #*Focus Minerals, Ltd................................. 10,919,799 $   816,124
   *Forest Enterprises Australia, Ltd...................  2,849,173          --
   #Forge Group, Ltd....................................    236,028   1,396,428
   *Forte Energy NL.....................................  1,036,232      66,026
   *FTD Corp., Ltd......................................     13,576          --
    G8 Education, Ltd...................................     13,492       9,305
  #*Galaxy Resources, Ltd...............................    681,752     510,121
   #Gazal Corp., Ltd....................................    104,542     223,571
  #*Geodynamics, Ltd....................................  1,015,653     358,046
  #*Gindalbie Metals, Ltd. (6369545)....................  1,950,192   1,689,031
   *Gindalbie Metals, Ltd. (B3PFYN1)....................      6,508       5,648
  #*Gloucester Coal, Ltd................................    172,654   1,765,087
  #*Golden Rim Resources, Ltd...........................    722,577     114,599
    Goodman Fielder, Ltd................................  5,856,026   5,776,447
   #Graincorp, Ltd. Series A............................    693,457   5,975,695
  #*Grange Resources, Ltd...............................  1,234,843     711,274
  #*Great Southern, Ltd.................................  9,302,784          --
  #*Greenland Minerals & Energy, Ltd....................    711,078     474,487
  #*Gryphon Minerals, Ltd...............................    804,034   1,651,690
    GUD Holdings, Ltd...................................    412,693   3,843,857
   *Gujarat NRE Coking Coal, Ltd........................    105,396      34,148
  #*Gunns, Ltd..........................................  2,872,620     786,490
   #GWA Group, Ltd......................................  1,019,230   2,906,762
   #Hastie Group, Ltd...................................    810,423     133,329
   *Havilah Resources NL................................    258,836     179,217
  #*HFA Holdings, Ltd...................................    221,484     294,217
    HGL, Ltd............................................    102,586     137,654
   *Highlands Pacific, Ltd..............................  2,651,500     874,440
   *Hillgrove Resources, Ltd............................    728,169     207,252
   #Hills Holdings, Ltd.................................    986,165   1,252,420
  #*Horizon Oil, Ltd....................................  3,490,047   1,208,835
   *Hutchison Telecommunications Australia, Ltd.........  7,774,533     590,642
  #*Icon Energy, Ltd....................................  1,014,750     184,138
   #iiNet, Ltd..........................................    408,433   1,081,228
   #Iluka Resources, Ltd................................    573,137  11,173,061
    Imdex, Ltd..........................................    812,684   2,099,815
    IMF Australia, Ltd..................................    314,016     523,894
  #*IMX Resources, Ltd..................................    594,082     319,428
   #Independence Group NL...............................    892,724   5,738,926
  #*Indo Mines, Ltd.....................................     81,968      54,070
  #*Indophil Resources NL...............................  3,102,057   1,330,805
    Industrea, Ltd......................................  1,420,051   1,839,254
   *Industrial Minerals Corp., Ltd......................     23,969       6,580
   #Infigen Energy, Ltd.................................  1,556,089     564,515
    Infomedia, Ltd......................................  1,458,074     375,927
   *Innamincka Petroleum, Ltd...........................    229,729      41,480
  #*Integra Mining, Ltd.................................  3,188,345   1,667,550
    Integrated Research, Ltd............................    261,513     106,211
  #*Intrepid Mines, Ltd.................................  1,794,707   3,515,756
   #Invocare, Ltd.......................................    561,603   4,334,936
   #IOOF Holdings, Ltd..................................    989,055   7,025,484
    Iress Market Technology, Ltd........................    394,340   3,742,262
  #*Iron Ore Holdings, Ltd..............................    336,216     493,488
  #*Ivanhoe Australia, Ltd..............................    291,329     817,138
   *Ixla, Ltd...........................................     89,921          --
   #JB Hi-Fi, Ltd.......................................    407,557   6,709,163
  #*Jupiter Mines, Ltd..................................    437,537     220,564
    K&S Corp., Ltd......................................    201,990     312,106
   *Kagara, Ltd.........................................  1,731,649   1,159,804
  #*Kangaroo Resources, Ltd.............................  1,967,177     323,500
   *Karoon Gas Australia, Ltd...........................    667,086   3,226,763

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
  #*Kasbah Resources, Ltd.................................   478,599 $  123,581
  #*Kimberley Metals, Ltd.................................   204,110     70,601
  #*Kings Minerals NL..................................... 1,961,035    495,901
   #Kingsgate Consolidated, Ltd...........................   557,653  5,431,646
  #*Kingsrose Mining, Ltd.................................   405,371    644,475
   *Lednium, Ltd..........................................   195,019     17,140
    Lemarne Corp., Ltd....................................    25,882    105,380
    Linc Energy, Ltd...................................... 1,190,192  3,671,542
  #*Liquefied Natural Gas, Ltd............................   577,343    247,299
    Lycopodium, Ltd.......................................    56,126    376,962
    M2 Telecommunications Group, Ltd......................   204,338    712,808
    MacMahon Holdings, Ltd................................ 3,174,294  2,012,490
    Macquarie Telecom Group, Ltd..........................    35,019    372,660
  #*Magma Metals, Ltd.....................................   240,771     63,579
   *Manhattan Corp., Ltd..................................     7,972      3,539
  #*Marengo Mining, Ltd................................... 1,368,146    331,713
   #Matrix Composites & Engineering, Ltd..................   130,877    960,101
    MaxiTRANS Industries, Ltd.............................   942,578    274,238
   #Mayne Pharma Group, Ltd...............................   205,191     87,765
   *McGuigan Simeon Wines, Ltd............................ 2,238,544    691,187
   #McMillan Shakespeare, Ltd.............................   228,148  2,323,282
   #McPherson's, Ltd......................................   303,441  1,025,284
    Medusa Mining, Ltd....................................   435,037  3,371,003
   #Melbourne IT, Ltd.....................................   418,496    814,009
  #*MEO Australia, Ltd....................................   681,039    134,535
   #Mermaid Marine Australia, Ltd.........................   891,753  2,954,939
  #*Mesoblast, Ltd........................................   232,262  2,315,371
   *Metals X, Ltd.........................................   131,887     34,708
  #*Metgasco, Ltd.........................................   602,575    234,824
  #*Metminco, Ltd......................................... 1,858,842    609,643
  #*MHM Metals, Ltd.......................................   181,427    201,034
   *Mikoh Corp., Ltd......................................   813,548     21,429
  #*Minara Resources, Ltd................................. 1,316,380    966,417
   #Mincor Resources NL...................................   990,706    971,782
   *Mineral Deposits, Ltd.................................   152,913    936,474
    Mineral Resources, Ltd................................   419,678  5,627,478
  #*Mirabela Nickel, Ltd.................................. 1,199,419  2,483,183
   *Molopo Energy, Ltd.................................... 1,186,993  1,023,844
  #*Moly Mines, Ltd.......................................    25,253     19,082
   #Monadelphous Group, Ltd...............................   318,887  6,699,933
   *Morning Star Gold NL..................................   332,749    113,626
    Mortgage Choice, Ltd..................................   631,109    914,179
  #*Mount Gibson Iron, Ltd................................ 2,962,399  5,847,405
    MSF Sugar, Ltd........................................    61,758    239,457
  #*Murchison Metals, Ltd................................. 1,229,022  1,046,069
  #*Myer Holdings, Ltd.................................... 2,221,367  5,631,902
   *Namoi Cotton Cooperative, Ltd.........................   196,490     85,857
  #*Nanosonics, Ltd.......................................   220,135    186,238
    National Can Industries, Ltd..........................    97,017    108,714
  #*Navigator Resources, Ltd..............................   416,952     11,874
   #Navitas, Ltd.......................................... 1,157,537  4,782,240
   *New Guinea Energy, Ltd................................   186,623     24,534
  #*Newland Resources, Ltd................................ 1,958,775    171,820
   *Nexbis, Ltd...........................................   580,630     60,918
   *Nexus Energy, Ltd..................................... 4,103,613  1,262,156
    NIB Holdings, Ltd.....................................   436,026    646,919
  #*Nido Petroleum, Ltd................................... 6,093,154    440,494
  #*Noble Mineral Resources, Ltd..........................   769,052    549,218
   *Norfolk Group, Ltd....................................   297,414    422,996
   *North Australian Diamonds, Ltd........................    16,663      4,235
  #*Northern Iron, Ltd....................................   379,313    770,347

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
   *Northern Star Resources, Ltd..........................   529,370 $  267,317
   *Norton Gold Fields, Ltd...............................   276,468     53,358
   *Novogen, Ltd..........................................    56,500     11,709
    NRW Holdings, Ltd.....................................   650,440  2,022,632
  #*Nucoal Resources NL...................................   429,538    172,295
   *Nufarm, Ltd...........................................   613,299  2,922,923
    Oakton, Ltd...........................................   378,695    895,135
  #*Oilex, Ltd............................................   247,428    101,684
   *Orbital Corp., Ltd....................................    49,264     20,130
  #*Orocobre, Ltd.........................................   257,530    586,429
   #OrotonGroup, Ltd......................................    83,501    671,981
   *Otto Energy, Ltd...................................... 1,518,553    136,795
    Pacific Brands, Ltd................................... 4,412,120  3,150,983
  #*Pacific Niugini, Ltd..................................   200,616     85,444
  #*Pan Pacific Petroleum NL.............................. 1,094,343    156,446
   *PanAust, Ltd.......................................... 1,751,439  7,881,530
   *Pancontinental Oil & Gas NL........................... 1,057,588    122,081
    Panoramic Resources, Ltd..............................   943,159  1,840,037
   *Paperlinx, Ltd........................................ 2,771,649    426,028
    Patties Foods, Ltd....................................    25,797     46,598
   #Peet, Ltd............................................. 1,096,798  1,743,538
  #*Peninsula Energy, Ltd................................. 5,178,834    409,253
   *Perilya, Ltd..........................................   891,134    700,101
   #Perpetual Trustees Australia, Ltd.....................   159,965  4,130,316
  #*Perseus Mining, Ltd................................... 1,605,654  5,481,043
  #*Pharmaxis, Ltd........................................   764,024    921,437
   *Photon Group, Ltd.....................................   240,874      9,530
   *Plantcorp NL..........................................     4,329         --
   *Platinum Australia, Ltd............................... 1,251,560    417,523
  #*Pluton Resources, Ltd.................................   538,056    176,716
   PMP, Ltd............................................... 1,793,594  1,032,845
   *Poseidon Nickel, Ltd..................................   452,002     94,382
   #Premier Investments, Ltd..............................   217,219  1,322,914
  #*Prima Biomed, Ltd..................................... 1,995,895    568,130
   #Primary Health Care, Ltd.............................. 1,835,694  6,526,379
    Prime Media Group, Ltd................................ 1,001,480    735,887
  #*PrimeAg, Ltd. (B29NSJ8)...............................    36,343     45,180
   *PrimeAg, Ltd. (B50ZR19)...............................    17,956     22,291
    Programmed Maintenance Service, Ltd...................   549,269  1,184,668
   *QRxPharma, Ltd........................................    98,732    156,960
   *Quickstep Holdings, Ltd...............................   462,355    113,943
  #*Ramelius Resources, Ltd...............................   959,974  1,450,901
    RCR Tomlinson, Ltd.................................... 1,056,974  1,945,652
   #REA Group, Ltd........................................   208,861  2,743,098
   #Reckon, Ltd...........................................   186,876    527,551
  #*Red 5, Ltd............................................    42,302      6,972
  #*Red Fork Energy, Ltd..................................   252,916    134,847
    Redflex Holdings, Ltd.................................   377,855    732,455
   #Reece Australia, Ltd..................................   238,457  5,414,392
  #*Reed Resources, Ltd...................................   548,097    268,340
  #*Regis Resources, Ltd.................................. 1,195,060  3,573,164
   #Reject Shop, Ltd. (The)...............................   117,972  1,405,359
   *Resolute Mining, Ltd.................................. 1,711,616  2,540,481
  #*Resource & Investment NL..............................   283,117    329,558
   *Resource Generation, Ltd..............................   338,381    249,329
   #Retail Food Group, Ltd................................    42,730    111,155
  #*Rex Minerals, Ltd.....................................   390,095    977,563
  #*Rialto Energy, Ltd.................................... 1,264,038    526,602
   #Ridley Corp., Ltd..................................... 1,283,068  1,690,902
   *RiverCity Motorway Group, Ltd......................... 1,563,354         --
  #*Robust Resources, Ltd.................................   134,743    224,532

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
AUSTRALIA -- (Continued)
  #*Roc Oil Co., Ltd...................................... 2,072,377 $  761,930
    Rock Building Society, Ltd............................    31,054     72,171
    Runge, Ltd............................................    30,702     13,799
   #Ruralco Holdings, Ltd.................................    88,146    319,069
   #SAI Global, Ltd....................................... 1,045,821  5,180,426
   *Salinas Energy, Ltd...................................   835,746    356,839
   #Salmat, Ltd...........................................   664,807  2,496,238
  #*Samson Oil & Gas, Ltd................................. 4,588,661    640,093
  #*Sandfire Resources NL.................................   394,850  3,382,878
  #*Saracen Mineral Holdings, Ltd......................... 1,420,962    936,720
    Schaffer Corp., Ltd...................................    33,766    126,311
    SDI, Ltd..............................................   169,883     31,535
   #Sedgman, Ltd..........................................   320,764    670,537
    Seek, Ltd.............................................   666,916  4,839,798
   #Select Harvests, Ltd..................................   286,663    582,104
  #*Senex Energy, Ltd..................................... 1,263,706    631,698
   #Servcorp, Ltd.........................................   301,327    983,457
   *Service Stream, Ltd................................... 1,432,710    764,191
    Seven Group Holdings, Ltd.............................   708,464  7,111,205
   #Seven West Media, Ltd................................. 1,216,239  4,791,082
   #Sigma Pharmaceuticals, Ltd............................ 4,862,235  2,427,141
  #*Sihayo Gold, Ltd......................................   603,971     86,467
  #*Silex System, Ltd.....................................   532,291  1,706,660
  #*Silver Lake Resources, Ltd............................   569,211  1,268,572
    Sirtex Medical, Ltd...................................   218,046  1,219,979
  #*Skilled Group, Ltd....................................   485,248  1,199,172
    Slater & Gordon, Ltd..................................    20,245     52,644
   #SMS Management & Technology, Ltd......................   347,409  2,318,593
    Southern Cross Electrical Engineering, Ltd............    16,785     15,757
   #Southern Cross Media Group, Ltd....................... 2,546,520  3,860,316
    SP Ausnet, Ltd........................................   653,338    659,523
   #SP Telemedia, Ltd..................................... 1,494,571  2,499,643
    Spark Infrastructure Group, Ltd....................... 4,783,165  6,818,414
   #Specialty Fashion Group, Ltd..........................   809,557    719,728
    Spotless Group, Ltd................................... 1,196,861  2,680,525
  #*St. Barbara, Ltd...................................... 1,636,736  3,309,331
   *Starpharma Holdings, Ltd..............................   652,875  1,104,737
   *Straits Resources, Ltd................................   878,069    758,767
   *Strike Energy, Ltd....................................    88,132     16,468
    Structural Systems, Ltd...............................   138,772    120,216
    STW Communications Group, Ltd.........................   834,601    859,609
  #*Sundance Energy Australia, Ltd........................   751,727    656,210
   *Sundance Resources, Ltd............................... 8,756,539  5,043,885
   *Sunland Group, Ltd....................................   741,191    472,629
   #Super Retail Group, Ltd...............................   836,106  6,400,820
   *Swick Mining Services, Ltd............................    71,883     29,938
    Symex Holdings, Ltd...................................   492,668    227,657
   #Talent2 International, Ltd............................   472,312    729,820
  #*Talisman Mining, Ltd..................................   217,981    148,630
  #*Tanami Gold NL........................................   418,000    468,368
   *Tap Oil, Ltd.......................................... 1,465,268  1,351,616
    Tassal Group, Ltd.....................................   626,912    977,101
   #Technology One, Ltd................................... 1,322,653  1,599,508
    Ten Network Holdings, Ltd............................. 3,492,166  4,133,571
   *Terramin Australia, Ltd...............................   155,209     48,626
   *Texon Petroleum, Ltd..................................   565,880    329,688
    TFS Corp., Ltd........................................ 1,323,074  1,149,818
    Thakral Holdings Group, Ltd........................... 2,559,697  1,530,673
   #ThinkSmart, Ltd.......................................   114,803     82,549
    Thorn Group, Ltd......................................   370,228    776,782
  #*Thundelarra Exploration, Ltd..........................   260,965    102,686

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
AUSTRALIA -- (Continued)
  #*Tiger Resources, Ltd...............................  1,751,101 $    949,388
   *TNG, Ltd...........................................    207,823       21,342
   *Toro Energy, Ltd...................................     70,156        6,525
   #Tox Free Solutions, Ltd............................    355,104      817,599
   #Transfield Services, Ltd...........................  1,784,320    6,545,282
  #*Transpacific Industries Group, Ltd.................  2,759,327    2,768,931
   #Troy Resources NL..................................    346,695    1,542,221
   #Trust Co., Ltd. (The)..............................     82,756      519,337
   #UGL, Ltd...........................................    332,576    4,897,909
  #*UXC, Ltd...........................................  1,169,545      839,281
  #*Venture Minerals, Ltd..............................    417,413      218,149
   *Venturex Resources, Ltd............................     42,171        4,623
   *View Resources, Ltd................................     64,168        1,339
   #Village Roadshow, Ltd..............................    855,994    3,114,221
  #*Virgin Blue Holdings, Ltd..........................  7,309,339    2,370,849
    Warrnambool Cheese & Butter Factory Co. Holding,
      Ltd..............................................      1,203        5,413
   #Watpac, Ltd........................................    683,114    1,050,455
    WDS, Ltd...........................................    375,342      356,485
   *Webfirm Group, Ltd.................................    124,813       11,194
   #Webjet, Ltd........................................    356,064      768,257
   *Webster, Ltd.......................................    144,737       61,070
   #Western Areas NL...................................    558,671    3,597,248
   *Westgold Resources, Ltd............................     59,310       15,903
  #*White Energy Co., Ltd..............................    643,913    1,514,572
    WHK Group, Ltd.....................................  1,202,433    1,136,242
   #Wide Bay Australia, Ltd............................     78,297      719,498
  #*WildHorse Energy, Ltd..............................    212,714       67,594
   *Willmott Forests, Ltd..............................     17,224           --
  #*Windimurra Vanadium, Ltd...........................    537,429      100,371
   #Wotif.com Holdings, Ltd............................    505,776    2,553,473
  #*WPG Resources, Ltd.................................    475,065      516,769
                                                                   ------------
TOTAL AUSTRALIA                                                     622,277,639
                                                                   ------------
HONG KONG -- (17.4%)
   *ABC Communications Holdings, Ltd...................    726,000       31,975
    Aeon Credit Service (Asia) Co., Ltd................    580,000      454,082
    Aeon Stores Hong Kong Co., Ltd.....................    234,000      556,046
    Alco Holdings, Ltd.................................  1,426,000      596,491
    Allan International Holdings, Ltd..................    720,000      273,138
    Allied Group, Ltd..................................    683,200    2,322,754
    Allied Overseas, Ltd...............................     50,000       24,182
    Allied Properties, Ltd............................. 12,297,857    2,414,097
   *Amax Holdings, Ltd.................................  9,312,000      140,987
   *Apac Resources, Ltd................................ 12,600,000      670,315
   *APT Satellite Holdings, Ltd........................  1,275,000      280,913
  #*Artel Solutions Group Holdings, Ltd................  7,885,000      167,569
   *Artini China Co., Ltd..............................  2,530,000       80,751
    Arts Optical International Holdings, Ltd...........    730,000      295,020
    Asia Financial Holdings, Ltd.......................  2,474,908    1,061,787
    Asia Satellite Telecommunications Holdings, Ltd....    962,000    2,141,438
    Asia Standard Hotel Group, Ltd..................... 11,897,218    1,418,089
    Asia Standard International Group, Ltd............. 13,365,185    3,290,651
   *Asia TeleMedia, Ltd................................  2,832,000       36,337
   *Associated International Hotels, Ltd...............    980,000    2,161,607
    Aupu Group Holding Co., Ltd........................  2,504,000      269,852
    Automated Systems Holdings, Ltd....................    394,000       65,701
    Bauhaus International Holdings, Ltd................    662,000      300,178
   *Beijing Yu Sheng Tang Pharmaceutical Group, Ltd....  2,160,000       37,489
   *Bel Global Resources Holdings, Ltd.................  2,576,000       46,934
   *Bio-Dynamic Group, Ltd.............................  2,544,000      316,251
   *Birmingham International Holdings, Ltd.............  6,502,000      126,807

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Bonjour Holdings, Ltd................................  4,356,000 $  786,534
    Bossini International Holdings, Ltd..................  3,871,500    422,050
  #*Burwill Holdings, Ltd................................  8,300,960    313,495
   #Cafe de Coral Holdings, Ltd..........................  1,172,000  2,948,201
   *Capital Estate, Ltd..................................  5,151,000    181,411
    Century City International Holdings, Ltd.............  6,419,460    468,379
   *Century Sunshine Group Holdings, Ltd.................  3,655,000    112,551
    Champion Technology Holdings, Ltd.................... 14,734,387    302,584
    Chen Hsong Holdings, Ltd.............................    898,000    421,359
    Cheuk Nang Holdings, Ltd.............................    379,041    187,814
    Chevalier International Holdings, Ltd................    737,482    974,571
    Chevalier Pacific Holdings, Ltd......................  5,497,500    198,184
    Chigo Holding, Ltd...................................    722,000     53,842
   *China Best Group Holding, Ltd........................  3,721,400     65,295
   *China Boon Holdings, Ltd.............................  5,960,000    173,614
   *China CBM Group, Ltd.................................  6,930,301    533,706
   *China Digicontent Co., Ltd...........................  2,710,000      3,477
   *China Digital Licensing Group, Ltd...................  2,190,000     74,502
   *China Electronics Corp. Holdings Co., Ltd............  2,888,250    268,175
  #*China Energy Development Holdings, Ltd............... 21,966,000    450,297
   *China Financial Services Holdings, Ltd...............    954,000     58,541
   *China Flavors & Fragrances Co., Ltd..................    144,924     29,190
   *China Gamma Group, Ltd...............................  6,275,000    166,183
   *China Infrastructure Investment, Ltd.................  8,680,000    273,336
   *China Investments Holdings, Ltd......................    149,000      3,931
   *China Mandarin Holdings, Ltd.........................  5,012,400    166,801
    China Metal International Holdings, Ltd..............  2,582,000    633,049
   *China Motion Telecom International, Ltd..............  5,080,000     57,463
    China Motor Bus Co., Ltd.............................     50,000    457,139
   *China Ocean Shipbuilding Industry Group, Ltd.........  4,137,500     81,655
   *China Oriental Culture Group, Ltd....................  3,600,000    259,805
    China Overseas Grand Oceans Group, Ltd...............     25,000     36,220
   *China Pipe Group, Ltd................................    100,000        447
   *China Properties Investment Holdings, Ltd............     38,000        184
  #*China Public Procurement, Ltd........................  5,352,000    466,959
   *China Renji Medical Group, Ltd....................... 12,784,000     98,417
   *China Solar Energy Holdings, Ltd..................... 23,690,000    301,171
   *China Strategic Holdings, Ltd........................ 12,365,000    332,688
   #China Taisan Technology Group Holdings, Ltd..........    545,000     74,449
  #*China Timber Resources Group, Ltd.................... 32,400,000  1,540,559
    China Ting Group Holdings, Ltd.......................  2,443,151    253,489
   *China Tycoon Beverage Holdings, Ltd..................  2,732,000     98,605
   *China WindPower Group, Ltd........................... 14,540,000  1,117,843
   *China Yunnan Tin Minerals Group Co., Ltd.............  9,428,000     72,574
    China-Hongkong Photo Products Holdings, Ltd..........  2,123,000    198,399
    Chinney Investments, Ltd.............................  1,144,000    175,225
    Chong Hing Bank, Ltd.................................    878,000  1,854,810
   *Chow Sang Sang Holdings International, Ltd...........    719,680  2,724,122
    Chu Kong Shipping Development Co., Ltd...............  2,188,000    449,161
   *Chuang's China Investments, Ltd......................  3,388,000    188,980
    Chuang's Consortium International, Ltd...............  3,569,965    443,765
    Chun Wo Development Holdings, Ltd....................  2,002,926    111,482
   #Citic 1616 Holdings, Ltd.............................  4,388,000  1,035,663
   *City e-Solutions, Ltd................................    186,000     18,851
   #City Telecom, Ltd....................................  1,517,751    857,245
    CK Life Sciences International Holdings, Inc......... 12,548,000    763,435
   *Climax International Co., Ltd........................     40,700        131
    CNT Group, Ltd.......................................  8,315,264    383,485
   *COL Capital, Ltd.....................................  2,725,840    514,525
    Computer & Technologies Holdings, Ltd................    432,000    101,763
    Continental Holdings, Ltd............................  5,148,250     96,276

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Cosmos Machinery Enterprises, Ltd....................  1,616,400 $  182,594
   *Cosway Corp., Ltd....................................  1,600,000    185,288
   *CP Lotus Corp., Ltd.................................. 11,420,000    372,574
    Cross-Harbour Holdings, Ltd. (The)...................    657,520    572,303
   *CSI Properties, Ltd.................................. 20,399,625    706,647
   *CST Mining Group, Ltd................................ 71,688,000  1,851,320
   *Culture Landmark Investment, Ltd..................... 10,196,000    242,025
   *Culturecom Holdings, Ltd.............................    105,000     12,377
    Dah Sing Banking Group, Ltd..........................  1,071,840  1,426,258
    Dah Sing Financial Holdings, Ltd.....................    396,950  1,923,224
   *Dan Form Holdings Co., Ltd...........................  3,261,260    313,748
    DBA Telecommunication Asia Holdings, Ltd.............  1,756,000    552,002
  #*Dejin Resources Group Co., Ltd....................... 20,358,000    548,677
    Dickson Concepts International, Ltd..................    911,000    687,714
   *Digitalhongkong.com, Ltd.............................     27,388      4,021
   *Doxen Energy Group, Ltd..............................    542,796    106,136
   *Dragonite International, Ltd.........................    330,000      6,061
    DVN Holdings, Ltd....................................  2,183,000    125,788
    Dynamic Holdings, Ltd................................    374,000     71,562
   #Eagle Nice International Holdings, Ltd...............  1,078,000    220,812
    EcoGreen Fine Chemicals Group, Ltd...................  1,112,000    375,638
   *Eforce Holdings, Ltd.................................  5,402,000     16,635
   *EganaGoldpfeil Holdings, Ltd.........................  4,121,757         --
   *E-Kong Group, Ltd....................................    620,000     36,166
    Emperor Entertainment Hotel, Ltd.....................  2,440,000    563,743
    Emperor International Holdings, Ltd..................  5,836,753  1,340,590
   #Emperor Watch & Jewellery, Ltd.......................  9,550,000  2,052,433
  #*ENM Holdings, Ltd.................................... 15,112,000  1,141,658
   *Enviro Energy International Holdings, Ltd............  4,020,000    386,840
   *EPI Holdings, Ltd....................................  4,259,927    120,581
   *eSun Holdings, Ltd...................................  2,140,000    588,922
    EVA Precision Industrial Holdings, Ltd...............  4,764,000  1,803,357
   *Ezcom Holdings, Ltd..................................     72,576        447
    Fairwood, Ltd........................................    316,600    487,123
    Far East Consortium International, Ltd...............  4,570,342  1,014,784
   *Far East Technology International, Ltd...............    179,520     17,736
   *First Natural Foods Holdings, Ltd....................  2,365,000         --
   *Foundation Group, Ltd................................  2,350,000     35,278
    Fountain SET Holdings, Ltd...........................  1,818,000    342,805
    Four Seas Mercantile Holdings, Ltd...................    592,000    163,762
   *Frasers Property China, Ltd.......................... 16,477,000    397,273
   *Freeman Corp., Ltd................................... 11,885,000    181,599
    Fujikon Industrial Holdings, Ltd.....................    912,000    150,703
   *Genting Hong Kong, Ltd...............................     17,000      7,430
    Get Nice Holdings, Ltd............................... 12,168,000    779,486
    Giordano International, Ltd..........................  7,162,000  5,446,383
   *Global Green Tech Group, Ltd.........................  4,876,000     54,430
   *Global Tech Holdings, Ltd............................  5,498,000     29,078
    Glorious Sun Enterprises, Ltd........................  2,662,000  1,069,920
    Gold Peak Industries Holding, Ltd....................  3,118,642    408,242
    Golden Resources Development International, Ltd......  3,330,500    213,236
    Goldin Financial Holdings, Ltd.......................    480,000     61,008
   *Goldin Properties Holdings, Ltd......................  2,040,000    816,905
    Golik Holdings, Ltd..................................    250,500     24,390
   *Good Fellow Resources Holdings, Ltd..................  1,670,000     99,638
   *Grande Holdings, Ltd.................................    882,000     46,399
    Great Eagle Holdings, Ltd............................    709,499  2,336,608
  #*Greenheart Group, Ltd................................  1,626,000    268,763
   *G-Resources Group, Ltd............................... 50,175,000  4,063,299
   *Group Sense International, Ltd.......................  2,448,000     61,229
   *Guangnan Holdings, Ltd...............................  2,249,600    380,627

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                           SHARES    VALUE++
                                                         ---------- ----------
HONG KONG -- (Continued)
   *Guojin Resources Holdings, Ltd......................  1,724,295 $   14,820
    Haitong International Securities Group, Ltd.........  1,203,586    637,597
   *Hang Fung Gold Technology, Ltd......................  1,972,482         --
    Hang Ten Group Holdings, Ltd........................  2,254,000    638,321
    Hannstar Board International Holdings, Ltd..........  1,446,000    157,232
    Hanny Holdings, Ltd.................................    747,979     28,755
   *Hans Energy Co., Ltd................................  7,556,000    180,955
    Harbour Centre Development, Ltd.....................    957,500  1,264,534
   *Hengli Commercial Properties Group, Ltd.............    336,000     23,750
    High Fashion International, Ltd.....................    268,000    110,402
    HKR International, Ltd..............................  2,494,336  1,413,855
    Hon Kwok Land Investment Co., Ltd...................    306,800    110,599
   *Hong Fok Land, Ltd..................................  1,210,000      1,553
    Hong Kong Ferry Holdings, Ltd.......................    809,300    750,233
    Hong Kong Food Investment Holdings, Ltd.............    202,184     28,567
    Hongkong Chinese, Ltd...............................  4,628,000    812,629
    Hop Fung Group Holdings, Ltd........................    888,000     69,428
    Hsin Chong Construction Group, Ltd..................  1,569,658    279,487
   *Huafeng Group Holdings, Ltd.........................  6,713,325    257,713
    Hung Hing Printing Group, Ltd.......................  1,188,000    381,297
    Hutchison Harbour Ring, Ltd.........................  9,432,000    979,564
  #*Hutchison Telecommunications Hong Kong Holdings,
    Ltd.................................................  2,900,000  1,029,832
   *Hybrid Kinetic Group, Ltd........................... 14,884,000    225,540
   *HyComm Wireless, Ltd................................     89,090     38,588
   *I-Cable Communications, Ltd.........................    531,000     47,672
   *IDT International, Ltd..............................  6,240,183    124,708
   *Imagi International Holdings, Ltd................... 10,760,000    453,486
   *International Resources Enterprise, Ltd.............    330,000     51,727
    iOne Holdings, Ltd..................................  3,140,000     45,150
    IPE Group, Ltd......................................  2,060,000    256,296
   #IT, Ltd.............................................  2,802,532  2,742,701
    ITC Corp., Ltd......................................    893,645     38,260
   *ITC Properties Group, Ltd...........................  3,645,747    893,369
   *Jinchuan Group International Resources Co., Ltd.....    970,000    386,667
   *Jinhui Holdings, Ltd................................    384,000     77,835
   *Jiuzhou Development Co., Ltd........................  2,558,000    177,598
    JLF Investment Co., Ltd.............................  3,293,500    286,224
    Joyce Boutique Holdings, Ltd........................  1,530,000    207,551
    Junefield Department Store Group, Ltd...............    306,000     23,147
   #K Wah International Holdings, Ltd...................  5,583,405  1,953,546
    Kam Hing International Holdings, Ltd................  1,974,000    230,388
    Kantone Holdings, Ltd............................... 14,737,990    162,644
   *Karl Thomson Holdings, Ltd..........................  1,188,000     72,984
    Karrie International Holdings, Ltd..................  1,383,600     72,375
    Keck Seng Investments (Hong Kong), Ltd..............    904,600    424,865
    Kin Yat Holdings, Ltd...............................    586,000    190,112
   *King Pacific International Holdings, Ltd............  1,404,200     21,981
   *King Stone Energy Group, Ltd........................  2,796,000    697,714
    Kingmaker Footwear Holdings, Ltd....................  1,476,955    285,782
  #*Kingston Financial Group, Ltd....................... 11,717,000  1,442,352
    Kith Holdings, Ltd..................................    204,000     35,481
   *Kiu Hung Energy Holdings, Ltd....................... 10,810,000    213,452
   *Ko Yo Chemical Group, Ltd........................... 16,260,000    365,100
    Kowloon Development Co., Ltd........................  1,588,000  2,137,430
   *KTP Holdings, Ltd...................................    560,400     76,203
    Kwoon Chung Bus Holdings, Ltd.......................    556,000    131,261
   *Lai Sun Development Co., Ltd........................ 44,552,800  1,169,806
   *Lai Sun Garment International, Ltd..................  2,770,000    305,846
    Lam Soon Hong Kong, Ltd.............................    302,310    271,367
   *Leading Spirit High-Tech Holdings Co., Ltd..........  2,310,000      2,964
  #*Lee & Man Handbags, Ltd.............................  1,420,000    185,841

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Lee & Man Holdings, Ltd..............................  1,420,000 $1,644,048
   *Lee's Pharmaceutical Holdings, Ltd...................      5,000      1,936
   #Lerado Group Holdings Co., Ltd.......................  1,900,000    213,880
    Li Heng Chemical Fibre Technologies, Ltd.............  1,740,000    217,269
    Lippo China Resources, Ltd...........................  8,092,000    227,168
    Lippo, Ltd...........................................  1,195,700    492,142
   *Lisi Group Holdings, Ltd.............................  4,262,000    267,649
    Liu Chong Hing Investment, Ltd.......................    775,200    912,503
   *Longrun Tea Group Co., Ltd...........................  1,900,000    119,319
    Luen Thai Holdings, Ltd..............................  1,345,000    129,553
    Luk Fook Holdings International, Ltd.................    452,000  2,364,905
   #Luks Industrial Group, Ltd...........................    428,913    100,120
   *Lung Cheong International Holdings, Ltd..............  6,790,000    384,053
    Lung Kee (Bermuda) Holdings, Ltd.....................  1,597,875    980,031
   *Madex International Holdings, Ltd....................  3,182,000     71,053
    Magnificent Estates, Ltd............................. 13,184,000    556,580
    Mainland Headwear Holdings, Ltd......................    765,600     86,463
    Man Yue Technology Holdings, Ltd.....................  1,064,000    246,568
   *Mascotte Holdings, Ltd...............................  6,636,000    403,766
    Matrix Holdings, Ltd.................................  1,067,414    186,774
   *Mei Ah Entertainment Group, Ltd...................... 11,040,000    251,142
    Melbourne Enterprises, Ltd...........................     40,500    658,771
   #Melco International Development, Ltd.................  3,309,000  4,087,116
   #Midland Holdings, Ltd................................  2,914,000  1,693,677
    Ming Fai International Holdings, Ltd.................  1,680,000    474,391
  #*Ming Fung Jewellery Group, Ltd.......................  6,610,000    789,307
    Miramar Hotel & Investment Co., Ltd..................    772,000    961,431
    Modern Beauty Salon Holdings, Ltd....................    160,000     17,473
   *Mongolia Energy Corp., Ltd........................... 10,603,000  1,344,156
    Nanyang Holdings, Ltd................................    137,500    458,890
    National Electronics Holdings, Ltd...................  2,156,000    262,918
    Natural Beauty Bio-Technology, Ltd...................  4,470,000    973,246
   #Neo-Neon Holdings, Ltd...............................  1,712,500    483,108
    Net2Gather China Holdings, Ltd.......................  8,139,720    211,924
    New Century Group Hong Kong, Ltd..................... 13,351,464    339,611
   *New Focus Auto Tech Holdings, Ltd....................     96,000     24,971
   *New Smart Energy Group, Ltd.......................... 22,650,000    224,090
  #*New Times Energy Corp., Ltd.......................... 25,670,000    349,003
    Neway Group Holdings, Ltd............................ 24,579,087    491,874
    NewOcean Green Energy Holdings, Ltd..................  2,880,000    665,232
   *Next Media, Ltd......................................  3,725,183    521,195
   *Ngai Lik Industrial Holdings, Ltd....................  2,522,000     21,582
   *Norstar Founders Group, Ltd..........................  3,256,000         --
  #*North Asia Resources Holdings, Ltd...................  2,108,600    201,223
  #*Orange Sky Golden Harvest Entertainment Holdings,
    Ltd..................................................  6,229,706    266,635
   *Orient Power Holdings, Ltd...........................    804,000     19,394
   #Oriental Watch Holdings, Ltd.........................  1,282,800  1,045,203
    Pacific Andes International Holdings, Ltd............  5,262,919    600,775
    Pacific Basin Shipping, Ltd..........................  7,551,000  4,137,945
   *Pacific Century Premium Developments, Ltd............  4,403,000    841,876
    Pacific Textile Holdings, Ltd........................  1,750,000  1,215,945
    Paliburg Holdings, Ltd...............................  2,290,830    863,627
   *Pan Asia Environmental Protection Group, Ltd.........  1,258,432    155,114
    Paul Y Engineering Group, Ltd........................     77,759      7,803
  #*Peace Mark Holdings, Ltd.............................  2,738,022         --
    Pearl Oriental Innovation, Ltd.......................  4,716,800    532,200
    Pegasus International Holdings, Ltd..................    226,000     40,562
    Pico Far East Holdings, Ltd..........................  3,910,000    787,306
   *PME Group, Ltd.......................................  5,960,000    186,176
   *PNG Resources Holdings, Ltd.......................... 16,626,362    447,802
    Pokfulam Development Co., Ltd........................    234,000    245,383

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
    Polytec Asset Holdings, Ltd..........................  4,993,526 $  639,599
    Public Financial Holdings, Ltd.......................  1,928,000  1,098,821
   *PYI Corp., Ltd....................................... 12,344,000    537,013
   *Pyxis Group, Ltd.....................................  1,936,000     42,229
   *QPL International Holdings, Ltd......................    603,000     25,188
    Raymond Industrial, Ltd..............................  1,383,400    162,858
    Regal Hotels International Holdings, Ltd.............  2,393,800    969,025
   *Richfield Group Holdings, Ltd........................    616,000     47,377
   *Rising Development Holdings, Ltd.....................  2,278,000    446,592
    Rivera Holdings, Ltd.................................  5,710,000    219,915
    Roadshow Holdings, Ltd...............................  1,456,000    132,580
   #Royale Furniture Holdings, Ltd.......................  1,480,387    641,991
    S.A.S. Dragon Holdings, Ltd..........................  1,212,000    315,794
    Sa Sa International Holdings, Ltd....................  2,394,000  1,893,328
    Safety Godown Co., Ltd...............................    398,000    301,283
    Samling Global, Ltd..................................  6,004,000    638,303
    Samson Paper Holdings, Ltd...........................  1,800,000    109,265
   *San Miguel Brewery Hong Kong, Ltd....................    612,800    118,185
   *Sanyuan Group, Ltd...................................    415,000      7,987
    SEA Holdings, Ltd....................................  1,140,000    640,009
   *Sheng Yuan Holdings, Ltd.............................    210,000     19,753
   #Shenyin Wanguo, Ltd..................................  1,297,500    482,123
    Shenzhen High-Tech Holdings, Ltd.....................    812,000     57,309
   *Shougang Concord Grand Group, Ltd....................  2,451,000    112,606
   *Shougang Concord Technology Holdings, Ltd............  4,201,809    226,625
    Shui On Construction & Materials, Ltd................    936,771  1,225,930
   *Shun Ho Resources Holdings, Ltd......................    483,000     81,041
   *Shun Ho Technology Holdings, Ltd.....................  1,037,452    172,987
    Shun Tak Holdings, Ltd...............................  4,299,941  2,828,936
    Sing Tao News Corp., Ltd.............................  1,974,000    566,976
   #Singamas Container Holdings, Ltd.....................  5,922,000  2,047,616
   *Sino Dragon New Energy Holdings, Ltd.................  5,616,000    595,997
   *Sino Gas Group, Ltd..................................  4,980,000    158,282
   *Sinocan Holdings, Ltd................................    350,000      1,751
  #*Sinocop Resources Holdings, Ltd......................  3,810,000    499,117
   *Sino-Tech International Holdings, Ltd................ 23,400,000    356,817
  #*Sinotel Technologies, Ltd............................    763,000    148,879
    SIS International Holdings, Ltd......................     34,000     14,260
   *Skyfame Realty Holdings, Ltd.........................  2,737,750    259,944
   #SmarTone Telecommunications Holdings, Ltd............  2,593,000  4,017,214
   *SMI Publishing Group, Ltd............................    250,511        482
   *Solartech International Holdings, Ltd................    350,000     10,717
   *Solomon Systech International, Ltd...................  6,312,000    271,050
    South China (China), Ltd.............................  6,744,000    467,242
    South China Financial Holdings, Ltd..................  4,872,000     51,096
   *South China Land, Ltd................................ 20,847,170    333,653
    Southeast Asia Properties & Finance, Ltd.............    289,891     81,705
   *Starlight International Holdings, Ltd................  3,125,325     59,247
    Stella International Holdings, Ltd...................    578,574  1,579,411
    Styland Holdings, Ltd................................    129,347        290
   *Success Universe Group, Ltd..........................  5,552,000    355,268
    Sun Hing Vision Group Holdings, Ltd..................    358,000    151,789
   #Sun Hung Kai & Co., Ltd..............................  1,422,621  1,043,139
  #*Sun Innovation Holdings, Ltd......................... 10,285,655    297,286
   *Sunway International Holdings, Ltd...................    866,000     29,669
   *Superb Summit International Timber Co., Ltd.......... 11,571,600    445,696
  #*Sustainable Forest Holdings, Ltd..................... 10,415,250    533,519
    SW Kingsway Capitol Holdings, Ltd....................  5,750,000    161,619
    Synergis Holdings, Ltd...............................    322,033     33,437
  #*Tack Fat Group International, Ltd....................    444,800         --
   *Tack Hsin Holdings, Ltd..............................  1,024,000    377,851

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
HONG KONG -- (Continued)
   #Tai Cheung Holdings, Ltd.............................  1,919,000 $1,513,143
    Tai Sang Land Development, Ltd.......................    576,984    256,156
   *Talent Property Group, Ltd...........................  5,001,420    218,950
    Tan Chong International, Ltd.........................  1,212,000    282,718
   #Techtronic Industries Co., Ltd.......................  4,086,000  4,268,277
   *Termbray Industries International (Holdings), Ltd....  2,304,900    250,740
    Tern Properties Co., Ltd.............................     51,200     21,665
    Texhong Textile Group, Ltd...........................    212,000     87,018
    Texwinca Holdings, Ltd...............................  2,136,000  3,006,620
   *Theme International Holdings, Ltd....................  4,090,000    215,470
   *Tian Teck Land, Ltd..................................  1,054,000    933,312
    Tianda Holdings, Ltd.................................    306,000     19,637
  #*Titan Petrochemicals Group, Ltd...................... 11,760,000    693,351
   *Tom Group, Ltd.......................................  3,612,000    384,150
    Tongda Group Holdings, Ltd........................... 10,120,000    433,882
   #Top Form International, Ltd..........................  2,760,000    205,102
   *Topsearch International Holdings, Ltd................  3,860,000    123,892
    Town Health International Investments, Ltd...........  1,175,165    164,072
    Tradelink Electronic Commerce, Ltd...................    788,000    130,102
    Transport International Holdings, Ltd................    862,941  2,237,639
   *Trinity, Ltd.........................................  2,566,000  2,845,340
    Tristate Holdings, Ltd...............................    188,000    118,097
   *TSC Group Holdings, Ltd..............................  1,928,000    411,006
   #Tse Sui Luen Jewellery International, Ltd............    300,000    309,712
    Tungtex Holdings Co., Ltd............................    910,000    149,677
    Tysan Holdings, Ltd..................................  1,040,773    204,266
    United Laboratories International Holdings, Ltd.
      (The)..............................................  1,212,000  1,244,968
   *Universal Technologies Holdings, Ltd.................  1,990,000    158,756
   *U-Right International Holdings, Ltd..................  4,746,000      8,525
   *Value Convergence Holdings, Ltd......................  1,216,000    196,449
   #Value Partners Group, Ltd............................  2,347,000  1,878,867
    Van Shung Chong Holdings, Ltd........................  2,185,335    185,270
   *Vantage International Holdings, Ltd..................  2,778,000    274,569
    Varitronix International, Ltd........................  1,072,293    682,555
    Vedan International Holdings, Ltd....................  3,272,000    255,881
    Veeko International Holdings, Ltd....................  4,423,751    257,822
    Victory City International Holdings, Ltd.............  3,225,076    561,758
   *Vision Values Holdings, Ltd..........................    281,400      9,594
   *Vital Group Holdings, Ltd............................    470,000     75,829
    Vitasoy International Holdings, Ltd..................  3,623,000  2,640,301
   *Vongroup, Ltd........................................ 10,865,000     62,841
   *VST Holdings, Ltd....................................  2,198,000    557,911
    Wah Ha Realty Co., Ltd...............................    278,600    129,942
  #*Wah Nam International Holdings, Ltd.................. 22,765,720  3,244,788
    Wai Kee Holdings, Ltd................................  8,176,738  1,767,241
   *Wai Yuen Tong Medicine Holdings, Ltd.................  1,664,341     30,217
    Wang On Group, Ltd...................................  6,631,286     84,991
   *Warderly International Holdings, Ltd.................    520,000     32,026
    Water Oasis Group, Ltd...............................  1,632,000    202,695
    Win Hanverky Holdings, Ltd...........................  1,712,000    220,012
   *Winfoong International, Ltd..........................  1,331,000     18,123
   *Wing Hing International Holdings, Ltd................  4,780,000    300,077
    Wing On Co. International, Ltd.......................    781,000  1,653,464
    Wing Tai Properties, Ltd.............................  1,957,331    781,827
  #*Winteam Pharmaceutical Group, Ltd....................  4,264,000    753,953
    Wong's International (Holdings), Ltd.................    737,641    180,503
    Wong's Kong King International Holdings, Ltd.........    120,000     13,377
    Xingye Copper International Group, Ltd...............  1,559,000    313,984
    Y. T. Realty Group, Ltd..............................    865,000    223,749
    Yangtzekiang Garment, Ltd............................    606,500    172,803
    Yau Lee Holdings, Ltd................................    534,000     76,713

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
HONG KONG -- (Continued)
   *Yeebo (International Holdings), Ltd................    572,000 $    101,226
    YGM Trading, Ltd...................................    345,000    1,068,953
   *Yueshou Environmental Holdings, Ltd................    510,800        3,072
    Yugang International, Ltd.......................... 93,492,000      851,500
                                                                   ------------
TOTAL HONG KONG........................................             214,625,563
                                                                   ------------
MALAYSIA -- (0.0%)
   *Autoways Holdings Berhad...........................     10,000        4,346
   *Rekapacific Berhad.................................    473,000           --
                                                                   ------------
TOTAL MALAYSIA.........................................                   4,346
                                                                   ------------
NEW ZEALAND -- (5.3%)
    Abano Healthcare Group, Ltd........................     26,266      101,680
   #Air New Zealand, Ltd...............................  1,502,638    1,548,470
    Auckland International Airport, Ltd................  1,384,681    2,747,178
    Cavalier Corp., Ltd................................    283,674      850,758
    CDL Investments (New Zealand), Ltd.................    395,965      116,780
    Colonial Motor Co., Ltd............................    148,846      316,459
   *Ebos Group, Ltd....................................    173,563    1,021,632
   *Fisher & Paykel Appliances Holdings, Ltd...........  3,072,837    1,619,962
    Fisher & Paykel Healthcare Corp., Ltd..............  2,649,497    5,828,607
    Freightways, Ltd...................................    744,329    2,224,931
    Hallenstein Glasson Holdings, Ltd..................    242,461      756,398
   *Heartland New Zealand, Ltd.........................    173,369       92,330
    Hellaby Holdings, Ltd..............................    344,804      711,613
    Infratil, Ltd......................................  2,201,838    3,483,754
    Mainfreight, Ltd...................................    393,752    3,635,115
    Methven, Ltd.......................................     70,490       97,285
    Michael Hill International, Ltd....................  1,534,152    1,242,999
    Millennium & Copthorne Hotels (New Zealand), Ltd...  1,387,344      539,688
    New Zealand Exchange, Ltd..........................    339,115      715,018
    New Zealand Oil & Gas, Ltd.........................  1,810,156    1,076,571
    New Zealand Refining Co., Ltd......................    613,210    1,882,121
    Northland Port Corp. (New Zealand), Ltd............    217,513      288,163
   #Nuplex Industries, Ltd.............................  1,006,382    2,426,543
   *Pike River Coal, Ltd...............................    490,805           --
    Port of Tauranga, Ltd..............................    528,322    4,263,947
    Pumpkin Patch, Ltd.................................    606,913      561,300
    Pyne Gould Corp., Ltd..............................    173,369       53,345
   *Pyne Gould Guinness, Ltd...........................    336,600      145,191
   *Rakon, Ltd.........................................    279,027      225,571
    Restaurant Brands New Zealand, Ltd.................    374,253      790,072
   *Richina Pacific, Ltd...............................    274,180       86,751
   *Rubicon, Ltd.......................................  1,113,829      493,038
   #Ryman Healthcare, Ltd..............................  1,665,657    3,955,847
    Sanford, Ltd.......................................    393,618    1,805,090
    Scott Technology, Ltd..............................     34,446       43,325
   *Seafresh Fisheries, Ltd............................     80,520        1,982
    Skellerup Holdings, Ltd............................    274,790      304,378
    Sky City Entertainment Group, Ltd..................  2,560,206    8,272,941
    Sky Network Television, Ltd........................    928,697    4,709,536
    South Port (New Zealand), Ltd......................     30,744       91,060
   #Steel & Tube Holdings, Ltd.........................    389,046      852,180
   *Tenon, Ltd.........................................     19,132       14,199
    Tourism Holdings, Ltd..............................    274,867      164,772
    Tower, Ltd.........................................    877,001    1,171,490
   *TrustPower, Ltd....................................     26,858      167,482
    Vector, Ltd........................................    968,771    2,020,735
    Warehouse Group, Ltd...............................    496,981    1,548,046
                                                                   ------------
TOTAL NEW ZEALAND......................................              65,066,333
                                                                   ------------

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (9.6%)
  #*Abterra, Ltd.........................................    525,800 $  494,930
    Advanced Holdings, Ltd...............................    691,000    106,526
    Armstrong Industrial Corp., Ltd......................  1,236,000    333,406
   *Asia Environment Holdings, Ltd.......................    528,793    107,379
   *Asiasons Capital, Ltd................................  1,023,000    156,174
   *Asiatravel.com Holdings, Ltd.........................     17,879      5,620
    ASL Marine Holdings, Ltd.............................    719,600    360,140
    A-Sonic Aerospace, Ltd...............................    408,996     22,966
    AusGroup, Ltd........................................  1,497,000    452,331
    Baker Technology, Ltd................................  1,272,000    390,283
  #*Ban Joo & Co., Ltd...................................  2,179,000     54,350
    Banyan Tree Holdings, Ltd............................    955,000    693,592
    Beng Kuang Marine, Ltd...............................    922,000    168,152
    Best World International, Ltd........................    221,500     35,068
    Beyonics Technology, Ltd.............................  6,510,300  1,186,707
   #BH Global Marine, Ltd................................    621,000    115,464
  #*Biosensors International Group, Ltd..................  2,918,237  3,304,542
    Bonvests Holdings, Ltd...............................    978,000    814,592
    Boustead Singapore, Ltd..............................    727,000    627,341
    Breadtalk Group, Ltd.................................    345,800    178,173
   #Broadway Industrial Group, Ltd.......................    922,000    313,762
   *Brothers Holdings, Ltd...............................    454,628     75,851
    Bukit Sembawang Estates, Ltd.........................    405,003  1,511,528
   *Bund Center Investment, Ltd..........................  1,014,000    184,717
    CEI Contract Manufacturing, Ltd......................    432,000     44,905
    Cerebos Pacific, Ltd.................................    542,000  2,390,220
    CH Offshore, Ltd.....................................  1,539,400    529,831
   *Changjiang Fertilizer Holdings, Ltd..................        515        112
    China Aviation Oil Singapore Corp., Ltd..............    928,000    946,174
   *China Dairy Group, Ltd...............................  1,502,000     98,722
   *China Energy, Ltd....................................  3,110,000    239,773
    China Merchants Holdings Pacific, Ltd................    809,000    366,883
    China Sunsine Chemical Holdings, Ltd.................     28,000      5,915
    China XLX Fertiliser, Ltd............................    618,000    179,441
    Chip Eng Seng Corp., Ltd.............................  1,717,800    642,748
    Chosen Holdings, Ltd.................................  1,202,000    132,591
    Chuan Hup Holdings, Ltd..............................  3,967,000    841,955
   *Compact Metal Industries, Ltd........................    643,000      2,403
    Creative Technology, Ltd.............................    272,200    655,088
    CSC Holdings, Ltd....................................  1,829,000    199,702
    CSE Global, Ltd......................................  1,911,000  1,912,361
    CWT, Ltd.............................................    934,700  1,000,367
    Datapulse Technology, Ltd............................     19,000      3,393
   *Delong Holdings, Ltd.................................  1,361,000    444,013
   *Digiland International, Ltd.......................... 11,763,000     29,307
    Ellipsiz, Ltd........................................    123,000     10,901
    EnGro Corp, Ltd......................................    354,000    248,018
   *Enviro-Hub Holdings, Ltd.............................  1,445,666    152,871
    Etika International Holdings, Ltd....................    179,000     56,782
    Eu Yan Sang International, Ltd.......................    464,800    308,838
   *Eucon Holdings, Ltd..................................  1,318,000     29,653
   #Ezion Holdings, Ltd..................................  1,468,000    833,001
   #Ezra Holdings, Ltd...................................  2,198,000  2,288,029
    F.J. Benjamin Holdings, Ltd..........................  1,175,000    361,383
   #Falcon Energy Group, Ltd.............................  1,007,000    271,350
   *Federal International 2000, Ltd......................  1,675,350     83,604
   #First Resources, Ltd.................................  2,043,000  2,397,621
    Food Empire Holdings, Ltd............................  1,094,400    340,129
    Fragrance Group, Ltd.................................  2,050,000    610,652
    Freight Links Express Holdings, Ltd..................  4,140,737    215,412
   *Fu Yu Corp., Ltd.....................................  3,544,750    267,708

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
SINGAPORE -- (Continued)
  #*Gallant Venture, Ltd.................................. 2,290,000 $  750,235
    GK Goh Holdings, Ltd.................................. 1,458,000    787,563
    Global Yellow Pages, Ltd..............................   299,000     37,004
  #*GMG Global, Ltd....................................... 2,586,000    569,695
    Goodpack, Ltd......................................... 1,146,000  1,795,766
    GP Batteries International, Ltd.......................   343,000    349,995
    GP Industries, Ltd.................................... 2,872,209  1,239,266
   *Grand Banks Yachts, Ltd...............................   250,000     75,783
  #*GuocoLand, Ltd........................................   528,564    952,248
   *GuocoLeisure, Ltd.....................................   547,000    324,648
    Guthrie GTS, Ltd......................................   193,000     78,488
   *Healthway Medical Corp., Ltd.......................... 3,786,776    283,001
    Hersing Corp., Ltd.................................... 1,285,000    271,963
   *HG Metal Manufacturing, Ltd...........................   426,000     35,433
    Hiap Seng Engineering, Ltd............................   612,000    207,574
    Hi-P International, Ltd............................... 1,203,000    924,505
    Ho Bee Investment, Ltd................................ 1,042,000  1,215,433
   *Hong Fok Corp., Ltd................................... 2,769,700  1,249,351
    Hong Leong Asia, Ltd..................................   484,000    874,517
    Hotel Grand Central, Ltd.............................. 1,182,535    765,211
    Hotel Properties, Ltd................................. 1,346,400  2,584,527
   #Hour Glass, Ltd.......................................   622,744    620,210
    HTL International Holdings, Ltd....................... 1,063,843    393,298
   *Huan Hsin Holdings, Ltd............................... 1,106,400    139,379
    HupSteel, Ltd......................................... 1,572,875    281,014
    Hwa Hong Corp., Ltd................................... 2,186,000    934,920
   #Hyflux, Ltd........................................... 2,081,500  3,383,667
    IFS Capital, Ltd......................................   421,080    151,960
   *Informatics Education, Ltd............................ 2,722,000    198,785
    InnoTek, Ltd..........................................   846,000    291,992
    Intraco, Ltd..........................................   519,500    119,753
    IPC Corp., Ltd........................................   724,000     83,318
    Isetan (Singapore), Ltd...............................   122,500    379,621
    Jadason Enterprises, Ltd..............................   728,000     43,989
   *Jasper Investments, Ltd...............................    90,680      6,215
   *Jaya Holdings, Ltd.................................... 1,468,000    690,241
   *JES International Holdings, Ltd....................... 2,096,000    441,313
   *Jiutian Chemical Group, Ltd........................... 2,337,000     77,378
  #*Jurong Technologies Industrial Corp., Ltd............. 2,227,680         --
    K1 Ventures, Ltd...................................... 3,349,500    386,400
   #Keppel Telecommunications & Transportation, Ltd....... 1,409,600  1,624,456
    Khong Guan Flour Milling, Ltd.........................    35,000     43,746
    Kian Ann Engineering, Ltd............................. 1,276,000    224,675
    Kian Ho Bearings, Ltd.................................   664,500    119,792
    Koh Brothers Group, Ltd............................... 1,312,000    238,800
   *KS Energy, Ltd........................................   745,682    655,479
   *Lafe Corp., Ltd....................................... 1,234,800     71,761
    LC Development, Ltd................................... 2,631,504    388,088
    Lee Kim Tah Holdings, Ltd............................. 1,600,000    751,852
    Lion Asiapac, Ltd.....................................   473,000     82,641
    Lum Chang Holdings, Ltd............................... 1,042,030    251,871
    M1, Ltd............................................... 1,701,000  3,688,770
  #*Manhattan Resources, Ltd..............................   892,000    934,559
    Manufacturing Integration Technology, Ltd.............   184,000     16,474
   *Marco Polo Marine, Ltd................................   608,000    204,261
    Memstar Technology, Ltd............................... 1,114,000     37,086
    Memtech International, Ltd............................ 1,322,000    146,552
   #Mercator Lines Singapore, Ltd.........................   555,000     94,290
    Metro Holdings, Ltd................................... 2,085,792  1,405,423
   #Midas Holdings, Ltd................................... 3,542,000  1,672,049
   *Mirach Energy, Ltd....................................   460,000     47,223

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
SINGAPORE -- (Continued)
    Miyoshi Precision, Ltd...............................    353,500 $   25,442
    Multi-Chem, Ltd......................................  1,263,000    159,648
    Nam Cheong, Ltd......................................    579,740     88,517
    Nera Telecommunications, Ltd.........................  1,079,000    327,249
    New Toyo International Holdings, Ltd.................  1,624,000    328,797
    Novo Group, Ltd......................................     55,500     15,947
    NSL, Ltd.............................................    414,000    458,660
  #*Oceanus Group, Ltd...................................  4,568,000    756,609
   #OKP Holdings, Ltd....................................    207,000    107,080
    Orchard Parade Holdings, Ltd.........................    990,359  1,408,973
   #OSIM International, Ltd..............................  1,021,000  1,259,507
    Ossia International, Ltd.............................    522,554     59,437
   #Otto Marine, Ltd.....................................  2,451,000    394,702
    Pan Pacific Hotels Group, Ltd........................  1,669,500  2,690,366
    Pan-United Corp., Ltd................................  2,006,000    816,414
   *Penguin International, Ltd...........................    400,000     33,412
    Pertama Holdings, Ltd................................    459,750    247,236
    Petra Foods, Ltd.....................................    864,000  1,459,490
    Popular Holdings, Ltd................................  2,763,650    377,479
    PSC Corp., Ltd.......................................  1,823,419    355,079
    QAF, Ltd.............................................    907,561    516,888
    Qian Hu Corp., Ltd...................................    674,600     56,412
   #Raffles Education Corp., Ltd.........................  2,078,593  1,068,551
   #Raffles Medical Group, Ltd...........................    676,067  1,377,605
    Rotary Engineering, Ltd..............................  1,143,600    777,181
    Roxy-Pacific Holdings, Ltd...........................    214,000     84,370
   *S i2i, Ltd........................................... 13,387,000    637,084
    San Teh, Ltd.........................................    999,087    312,804
   *Sapphire Corp., Ltd..................................    663,000    131,926
    SBS Transit, Ltd.....................................    953,500  1,481,894
    SC Global Developments, Ltd..........................    416,000    487,099
   *Seroja Investments, Ltd..............................     17,767      4,198
    Sim Lian Group, Ltd..................................  2,070,000    877,175
   *Sinarmas Land, Ltd...................................  4,095,000  1,100,878
    Sing Investments & Finance, Ltd......................    198,450    262,011
    Singapore Land, Ltd..................................     64,000    369,611
    Singapore Post, Ltd..................................  4,311,120  3,917,851
    Singapore Reinsurance Corp., Ltd.....................  1,514,530    364,567
    Singapore Shipping Corp., Ltd........................  1,689,000    314,674
    Singapura Finance, Ltd...............................    174,062    239,797
    Sinostar PEC Holdings, Ltd...........................    160,000     24,479
   *Sinwa, Ltd...........................................    388,500     48,442
    SMB United, Ltd......................................  1,224,000    244,315
   #Sound Global, Ltd....................................  1,432,000    801,390
   *Stamford Land Corp., Ltd.............................  2,927,000  1,528,989
    Straco Corp., Ltd....................................    130,000     18,929
    Sunningdale Tech, Ltd................................  2,086,000    244,043
   #Sunvic Chemical Holdings, Ltd........................  1,056,000    586,902
   #Super Group, Ltd.....................................  1,022,000  1,222,554
    Superbowl Holdings, Ltd..............................    522,000    137,345
  #*Swiber Holdings, Ltd.................................  1,394,000    803,465
  #*Swissco Holdings, Ltd................................    579,000    125,540
    Tat Hong Holdings, Ltd...............................  1,116,800    724,186
   #Technics Oil & Gas, Ltd..............................    483,000    377,173
    Thakral Corp., Ltd...................................  6,028,000    141,668
  #*Tiger Airways Holdings, Ltd..........................    848,000    847,737
    Tiong Woon Corp. Holding, Ltd........................    901,000    233,947
   *Transcu Group, Ltd...................................  4,936,000    204,966
    Trek 2000 International, Ltd.........................    973,000    279,383
    Tuan Sing Holdings, Ltd..............................  2,409,475    749,472
   #UMS Holdings, Ltd....................................  1,050,000    466,165

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

                                                      SHARES        VALUE++
                                                    ------------ --------------
SINGAPORE -- (Continued)
   #United Engineers, Ltd..........................      720,014 $    1,331,881
   #United Envirotech, Ltd.........................      896,000        260,394
    United Industrial Corp., Ltd...................      238,000        562,717
    United Overseas Insurance, Ltd.................      187,250        533,403
    UOB-Kay Hian Holdings, Ltd.....................    1,475,400      2,044,462
    Venture Corp., Ltd.............................      362,000      2,369,136
    Vicom, Ltd.....................................      120,000        367,283
   #WBL Corp., Ltd.................................      597,000      1,646,603
    Wee Hur Holdings, Ltd..........................      924,000        237,866
   #Wheelock Properties, Ltd.......................    1,210,000      1,861,716
    Wing Tai Holdings, Ltd.........................    1,872,000      2,296,689
    Xpress Holdings, Ltd...........................    3,079,000        101,781
    YHI International, Ltd.........................    1,174,000        332,087
   *Yoma Strategic Holdings, Ltd...................      132,000          9,062
   #Yongnam Holdings, Ltd..........................    3,812,000        867,014
                                                                 --------------
TOTAL SINGAPORE....................................                 117,916,761
                                                                 --------------
TOTAL COMMON STOCKS................................               1,019,890,642
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
AUSTRALIA -- (0.0%)
   *Industrial Minerals Corp., Ltd. Warrants
     06/08/13......................................          545             50
  #*Navigator Resources, Ltd. Rights 08/09/11......    1,459,332          1,603
   *QRxPharma, Ltd. Rights 08/22/11................        4,483             --
   *Strike Energy, Ltd. Rights 08/16/11............       14,689            323
                                                                 --------------
TOTAL AUSTRALIA....................................                       1,976
                                                                 --------------
HONG KONG -- (0.0%)
   *Allied Properties, Ltd. Warrants 06/13/16......    2,459,571         82,051
                                                                 --------------
SINGAPORE -- (0.0%)
   *Sinarmas Land, Ltd. Warrants 11/18/15..........    1,498,166        199,075
   *Transcu Group, Ltd. Warrants 09/01/13..........    1,018,000         16,909
                                                                 --------------
TOTAL SINGAPORE....................................                     215,984
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                     300,011
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (17.1%)
(S)@DFA Short Term Investment Fund.................  210,476,431    210,476,431
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at $523,805)##
     to be repurchased at $513,543................. $        514        513,534
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL                                 210,989,965
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,044,219,499)^^..........................              $1,231,180,618
                                                                 ==============

THE ASIA PACIFIC SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
 Common Stocks
     Australia............... $ 8,209,654 $  614,067,985   --    $  622,277,639
     Hong Kong...............   1,933,436    212,692,127   --       214,625,563
     Malaysia................          --          4,346   --             4,346
     New Zealand.............      91,060     64,975,273   --        65,066,333
     Singapore...............     151,239    117,765,522   --       117,916,761
 Rights/Warrants
     Australia...............       1,653            323   --             1,976
     Hong Kong...............      82,051             --   --            82,051
     Singapore...............     199,075         16,909   --           215,984
 Securities Lending
   Collateral................          --    210,989,965   --       210,989,965
                              ----------- --------------   --    --------------
 TOTAL....................... $10,668,168 $1,220,512,450   --    $1,231,180,618
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                    THE UNITED KINGDOM SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                         ---------- -----------
COMMON STOCKS -- (98.6%)
Consumer Discretionary -- (21.0%)
    4imprint Group P.L.C................................     96,735 $   437,417
   *888 Holdings P.L.C..................................     87,404      50,499
    Aegis Group P.L.C...................................  3,633,289   9,217,252
    Aga Rangemaster Group P.L.C.........................    288,143     516,739
    Arena Leisure P.L.C.................................  1,368,472     786,587
   *Avon Rubber P.L.C...................................      9,443      43,656
   *Barratt Developments P.L.C..........................  3,578,676   5,765,996
    Bellway P.L.C.......................................    478,448   5,171,811
   *Berkeley Group Holdings P.L.C. (The)................    506,961  10,223,308
    Bloomsbury Publishing P.L.C.........................    271,841     509,889
    Bovis Homes Group P.L.C.............................    517,805   3,495,592
   *Bwin.Party Digital Entertainment P.L.C..............  1,275,452   2,819,286
   #Carpetright P.L.C...................................    176,546   1,707,484
   *Carphone Warehouse Group P.L.C......................    417,635   2,828,447
    Centaur Media P.L.C.................................    556,967     470,637
    Chime Communications P.L.C..........................    219,310     910,457
    Churchill China P.L.C...............................     30,000     132,869
    Cineworld Group P.L.C...............................     45,166     138,617
   *Clinton Cards P.L.C.................................    740,506     146,306
    Creston P.L.C.......................................      6,748      11,729
    Daily Mail & General Trust P.L.C. Series A..........  1,068,559   7,182,133
    Debenhams P.L.C.....................................  4,509,077   4,924,529
    Dignity P.L.C.......................................    214,913   2,816,626
   *Dixons Retail P.L.C................................. 11,456,408   2,658,038
    Domino's Pizza UK & IRL P.L.C.......................    121,193     978,811
    Dunelm Group P.L.C..................................    102,522     791,480
   *Enterprise Inns P.L.C...............................  1,808,533   1,641,065
    Euromoney Institutional Investor P.L.C..............    292,779   3,271,494
   *Findel P.L.C........................................  4,998,346     613,290
   *Forminster P.L.C....................................     43,333       2,667
    French Connection Group P.L.C.......................    373,475     411,880
    Fuller Smith & Turner P.L.C.........................    129,026   1,492,316
    Future P.L.C........................................  1,324,863     272,412
    Game Group P.L.C....................................  1,527,764     699,430
    Games Workshop Group P.L.C..........................    101,889     769,800
    GKN P.L.C...........................................  3,416,340  12,541,074
    Greene King P.L.C...................................    839,838   6,730,012
    Halfords Group P.L.C................................    752,842   3,978,259
    Haynes Publishing Group P.L.C.......................     14,703      61,503
    Headlam Group P.L.C.................................    330,383   1,493,519
    Henry Boot P.L.C....................................    426,786     958,433
   #HMV Group P.L.C.....................................  1,545,882     187,520
    Holidaybreak P.L.C..................................    273,468   1,930,378
    Home Retail Group P.L.C.............................  2,330,087   5,179,525
    Hornby P.L.C........................................    154,220     345,770
   *Howden Joinery Group P.L.C..........................  1,985,001   3,710,929
    Huntsworth P.L.C....................................    838,092     935,640
    Inchcape P.L.C......................................  1,779,506  11,336,148
    Informa P.L.C.......................................  1,979,208  13,075,884
   *ITV P.L.C...........................................  7,632,128   8,730,291
    JD Sports Fashion P.L.C.............................    120,013   1,888,538
    JD Wetherspoon P.L.C................................    462,380   3,279,326
   *JJB Sports P.L.C....................................    156,013      60,366
    John Menzies P.L.C..................................    244,534   2,039,642
   *Johnston Press P.L.C................................    507,412      43,916
    Kesa Electricals P.L.C..............................  2,105,278   4,499,042
    Ladbrokes P.L.C.....................................  3,558,472   8,590,237
    Laura Ashley Holdings P.L.C.........................  1,500,394     446,430

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
Consumer Discretionary -- (Continued)
    Lookers P.L.C......................................  1,097,970 $    893,801
    Marston's P.L.C....................................  2,098,659    3,558,631
   *Mecom Group P.L.C..................................    174,750      692,435
    Millennium & Copthorne Hotels P.L.C................    685,510    5,802,005
   *Mitchells & Butlers P.L.C..........................    967,636    4,350,099
    Mothercare P.L.C...................................    342,220    2,280,785
    N Brown Group P.L.C................................    862,304    4,025,536
    Pace P.L.C.........................................    834,489    1,572,547
  #*Pendragon P.L.C....................................  2,428,575      712,422
    Persimmon P.L.C....................................  1,135,393    8,568,237
    Photo-Me International P.L.C.......................      3,631        3,760
   *Punch Taverns P.L.C................................  2,380,301    2,473,715
   *Redrow P.L.C.......................................    874,255    1,842,684
    Restaurant Group P.L.C.............................    780,418    3,742,453
    Rightmove P.L.C....................................    378,372    7,573,303
    Smiths News P.L.C..................................    705,619      970,544
   *Sportech P.L.C.....................................    329,794      218,844
   *Sports Direct International P.L.C..................    667,898    2,922,515
    St. Ives Group P.L.C...............................    436,379      657,644
   *Stylo P.L.C........................................     64,096        4,997
   *Tandem Group P.L.C. Non-Voting Shares..............    327,365           --
   *Taylor Wimpey P.L.C................................ 11,364,531    6,560,721
    Ted Baker P.L.C....................................    149,926    1,974,454
   #Thomas Cook Group P.L.C............................  3,076,507    3,300,620
    Topps Tiles P.L.C..................................    810,881      675,970
   *Torotrak P.L.C.....................................     13,457       11,023
   *Trinity Mirror P.L.C...............................  1,014,253      731,282
    TUI Travel P.L.C...................................    302,734      966,172
    United Business Media P.L.C........................    917,439    8,126,195
    UTV Media P.L.C....................................    230,855      479,113
    Vitec Group P.L.C. (The)...........................    160,303    1,626,611
   *Wagon P.L.C........................................    237,979        4,883
    WH Smith P.LC......................................    620,413    5,159,821
    Whitbread P.L.C....................................    103,235    2,631,102
    William Hill P.L.C.................................  2,801,210   10,590,208
    Wilmington Group P.L.C.............................    346,234      630,632
  #*Yell Group P.L.C...................................  6,166,762      687,548
                                                                   ------------
Total Consumer Discretionary...........................             262,976,243
                                                                   ------------
Consumer Staples -- (3.8%)
    A.G. Barr P.L.C....................................    134,250    2,802,188
    Anglo-Eastern Plantations P.L.C....................    108,153    1,247,458
    Booker Group P.L.C.................................  1,119,755    1,353,113
    Britvic P.L.C......................................    878,226    5,046,121
    Cranswick P.L.C....................................    199,793    2,105,709
    Dairy Crest Group P.L.C............................    560,392    3,444,689
    Devro P.L.C........................................    654,975    2,776,450
   *European Home Retail P.L.C.........................    109,256           --
    Fiberweb P.L.C.....................................    482,639      471,887
    Greggs P.L.C.......................................    422,420    3,529,513
   *Hilton Food Group, Ltd.............................      1,526        6,661
    McBride P.L.C......................................    832,651    1,794,890
   *Premier Foods P.L.C................................  7,951,806    2,366,059
    PZ Cussons P.L.C...................................  1,287,639    7,973,094
    R.E.A. Holdings P.L.C..............................     49,233      570,390
    Robert Wiseman Dairies P.L.C.......................    221,312    1,171,808
    Tate & Lyle P.L.C..................................  1,074,000   10,703,889
    Thorntons P.L.C....................................    313,060      269,624
    Young & Co.'s Brewery P.L.C........................     35,000      304,488
    Young & Co.'s Brewery P.L.C. Series A..............     20,936      238,745
                                                                   ------------
Total Consumer Staples.................................              48,176,776
                                                                   ------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Energy -- (4.9%)
   *Afren P.L.C.......................................... 3,944,497 $ 9,036,178
    Anglo Pacific Group P.L.C............................   449,037   2,358,449
   *Cadogan Petroleum P.L.C..............................    45,622      31,552
   *EnQuest P.L.C........................................ 1,922,771   3,926,476
   *Exillon Energy P.L.C.................................    54,681     380,141
    Fortune Oil P.L.C.................................... 6,170,225   1,108,480
   *Hardy Oil & Gas P.L.C................................    52,774     194,934
   #Heritage Oil P.L.C...................................   556,931   2,373,342
    Hunting P.L.C........................................   462,895   5,921,629
    James Fisher & Sons P.L.C............................   171,886   1,503,233
    JKX Oil & Gas P.L.C..................................   456,676   1,785,082
    John Wood Group P.L.C................................   833,054   9,088,155
   *Lamprell P.L.C.......................................   371,199   2,334,667
    Melrose Resources P.L.C..............................   336,039   1,131,380
   *Premier Oil P.L.C.................................... 1,778,192  11,800,322
   *Salamander Energy P.L.C..............................   538,491   2,466,956
   *Soco International P.L.C.............................   892,380   5,301,352
   *UK Coal P.L.C........................................   983,835     666,215
                                                                    -----------
Total Energy.............................................            61,408,543
                                                                    -----------
Financials -- (13.1%)
    Aberdeen Asset Management P.L.C...................... 2,744,599   9,898,662
    Amlin P.L.C.......................................... 1,900,040  12,551,028
    Arbuthnot Banking Group P.L.C........................    60,497     333,935
    Ashmore Group P.L.C.................................. 1,022,611   6,755,962
   *BCB Holdings, Ltd....................................     5,979       5,594
    Beazley P.L.C........................................ 1,987,208   4,204,151
    Brewin Dolphin Holdings P.L.C........................   926,221   2,246,732
   *Capital & Regional P.L.C.............................   903,177     559,657
    Catlin Group, Ltd.................................... 1,357,851   9,209,551
    Charles Stanley Group P.L.C..........................   126,349     673,672
    Charles Taylor Consulting P.L.C......................   139,215     333,153
    Chesnara P.L.C.......................................   284,854   1,080,954
    Close Brothers Group P.L.C...........................   561,047   6,887,035
    Collins Stewart Hawkpoint P.L.C......................   462,875     561,199
    Daejan Holdings P.L.C................................    33,094   1,521,816
    Development Securities P.L.C.........................   460,015   1,637,104
   *DTZ Holdings P.L.C...................................   224,770     153,474
    Evolution Group P.L.C................................ 1,034,580   1,325,341
    F&C Asset Management P.L.C........................... 1,704,428   1,969,533
   *GlobeOp Financial Services SA........................     1,807      13,133
    Hansard Global P.L.C.................................    15,881      44,844
    Hardy Underwriting Group P.L.C.......................   161,307     682,330
    Hargreaves Lansdown P.L.C............................   528,509   4,936,814
    Helical Bar P.L.C....................................   373,868   1,498,156
    Henderson Group P.L.C................................ 3,807,487   9,959,119
    Hiscox, Ltd.......................................... 1,562,751  10,437,889
    IG Group Holdings P.L.C.............................. 1,317,769   9,541,322
   *Industrial & Commercial Holdings P.L.C...............     5,000         123
    Intermediate Capital Group P.L.C.....................   935,617   4,069,765
    International Personal Finance P.L.C.................   900,697   4,647,887
   *IP Group P.L.C.......................................   380,996     288,534
    Jardine Lloyd Thompson Group P.L.C...................   638,821   6,727,059
    Lancashire Holdings, Ltd.............................   539,723   6,171,000
   *Liontrust Asset Management P.L.C.....................   129,935     157,884
    London Stock Exchange Group P.L.C....................   579,642   9,451,106
    LSL Property Services P.L.C..........................   137,031     638,085
   *MWB Group Holdings P.L.C.............................   379,622     260,850
    Novae Group P.L.C....................................   210,426   1,196,050
   *Phoenix Group Holdings P.L.C.........................    24,156     224,811
    Provident Financial P.L.C............................   540,115   9,869,738

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Financials -- (Continued)
   *Puma Brandenburg, Ltd. Capital Shares............... 1,193,004 $    128,568
   *Puma Brandenburg, Ltd. Income Shares................ 1,193,004       51,427
   *Quintain Estates & Development P.L.C ...............   835,913      809,492
    Rathbone Brothers P.L.C ............................   169,613    3,185,155
   *Rutland Trust P.L.C ................................    85,288           --
    S&U P.L.C ..........................................    21,140      211,816
   *Safestore Holdings P.L.C ...........................   166,890      326,787
    Savills P.L.C ......................................   543,867    3,017,671
    Shore Capital Group, Ltd............................ 1,193,004      483,696
    St. James's Place P.L.C ............................   791,622    4,790,471
    St. Modwen Properties P.L.C ........................   630,419    1,786,490
    Tullett Prebon P.L.C ...............................   816,518    4,732,480
   *Unite Group P.L.C ..................................   409,269    1,417,329
                                                                   ------------
Total Financials........................................            163,666,434
                                                                   ------------
Health Care -- (1.8%)
  #*Alizyme P.L.C ......................................   660,805       43,387
    Assura Group, Ltd...................................    55,851       39,410
    Axis-Shield P.L.C ..................................   234,766    1,816,942
    Bioquell P.L.C .....................................    90,893      164,246
   *BTG P.L.C .......................................... 1,098,885    5,051,719
    Consort Medical P.L.C ..............................   116,271    1,073,663
    Corin Group P.L.C ..................................   126,637      114,911
    Dechra Pharmaceuticals P.L.C .......................   235,191    1,815,863
    Genus P.L.C ........................................   176,113    2,811,521
    Hikma Pharmaceuticals P.L.C ........................   522,945    5,857,009
   *Optos P.L.C ........................................     5,233       14,653
   *Oxford Biomedica P.L.C ............................. 2,801,951      327,761
   *Renovo Group P.L.C .................................    95,255       24,088
   *Southern Cross Healthcare P.L.C ....................   191,826       19,679
    Synergy Health P.L.C ...............................    91,841    1,431,634
   *Vectura Group P.L.C ................................ 1,349,073    2,255,573
                                                                   ------------
Total Health Care.......................................             22,862,059
                                                                   ------------
Industrials -- (30.3%)
   *AEA Technology Group P.L.C .........................   539,970       27,299
   #Air Partner P.L.C ..................................    37,086      261,748
    Alumasc Group P.L.C ................................   124,366      284,136
    Ashtead Group P.L.C ................................ 2,124,586    5,587,750
   *Autologic Holdings P.L.C ...........................    80,000       26,920
   *Avis Europe P.L.C ..................................    59,960      306,404
    Babcock International Group P.L.C .................. 1,446,405   15,975,732
    Balfour Beatty P.L.C ............................... 2,828,972   14,047,543
    BBA Aviation P.L.C ................................. 1,890,223    6,562,542
    Berendsen P.L.C ....................................   709,591    6,289,024
    Bodycote P.L.C .....................................   745,786    4,709,511
    Braemar Shipping Services P.L.C ....................    81,108      603,245
    Brammer P.L.C ......................................   186,961      927,830
    Bunzl P.L.C ........................................   227,489    2,875,666
    Camellia P.L.C .....................................     2,481      401,631
    Carillion P.L.C .................................... 1,756,895   10,551,707
    Carr's Milling Industries P.L.C ....................    35,330      477,504
    Castings P.L.C .....................................   162,757      863,441
    Charter International P.L.C ........................   664,438    8,696,549
    Chemring Group P.L.C ...............................   772,724    6,949,363
    Clarkson P.L.C .....................................    64,187    1,382,863
    Cobham P.L.C .......................................   965,582    3,218,527
    Communisis P.L.C ...................................   561,133      293,055
  #*Connaught P.L.C ....................................   307,612       84,070
    Cookson Group P.L.C ................................ 1,135,834   11,950,530
    Costain Group P.L.C ................................   139,449      484,441

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
Industrials -- (Continued)
    De La Rue P.L.C......................................   387,017 $ 4,941,704
   *easyJet P.L.C........................................   690,633   4,146,133
   *Eleco P.L.C..........................................    80,000      19,536
    Fenner P.L.C.........................................   715,591   4,530,484
    Firstgroup P.L.C..................................... 1,728,464  10,323,921
    Galliford Try P.L.C..................................   211,950   1,716,800
    Go-Ahead Group P.L.C.................................   173,516   4,418,856
    Hampson Industries P.L.C.............................   712,146     274,837
   *Hansen Transmissions International NV................   300,858     318,359
    Harvey Nash Group P.L.C..............................     6,308       7,641
    Hays P.L.C........................................... 5,445,665   8,001,930
   *Helphire P.L.C.......................................   956,560      43,586
    Hogg Robinson Group P.L.C............................   122,354     132,585
    Homeserve P.L.C...................................... 1,162,452   9,199,787
    Hyder Consulting P.L.C...............................   171,164   1,239,313
    IMI P.L.C............................................ 1,053,765  18,086,096
   *Impellam Group P.L.C.................................    34,877     201,904
    Interserve P.L.C.....................................   529,664   2,888,729
    Intertek Group P.L.C.................................   518,306  16,272,368
    Invensys P.L.C....................................... 1,159,456   5,862,185
    ITE Group P.L.C...................................... 1,059,501   3,889,679
    Keller Group P.L.C...................................   276,404   2,032,359
    Kier Group P.L.C.....................................   152,839   3,323,339
    Latchways P.L.C......................................    39,288     806,688
    Lavendon Group P.L.C.................................   484,732     950,185
    Low & Bonar P.L.C....................................   793,767     956,825
    Management Consulting Group P.L.C.................... 1,200,469     857,453
    Mears Group P.L.C....................................   124,267     571,108
    Meggitt P.L.C........................................ 2,465,596  15,669,374
    Melrose P.L.C........................................ 2,003,086  11,711,312
    Michael Page International P.L.C..................... 1,310,832  10,751,816
    Mitie Group P.L.C.................................... 1,286,774   5,052,600
   *MJ Gleeson Group P.L.C...............................   195,875     330,291
    Morgan Crucible Co. P.L.C............................ 1,252,304   6,735,194
    Morgan Sindall P.L.C.................................   169,608   1,833,114
   *Mouchel Group P.L.C..................................   469,006     442,655
    National Express Group P.L.C......................... 1,694,105   7,284,387
   *Northgate P.L.C......................................   427,019   2,150,840
    PayPoint P.L.C.......................................   101,457     917,295
    PV Crystalox Solar P.L.C.............................   956,033     305,424
   *Qinetiq P.L.C........................................ 2,451,844   4,531,290
    Regus P.L.C.......................................... 3,337,697   5,782,561
   *Renold P.L.C.........................................     2,163       1,412
   *Rentokil Initial P.L.C............................... 6,111,167   9,176,385
    Ricardo P.L.C........................................   217,815   1,381,600
   *Richmond Oil & Gas P.L.C.............................   220,000          --
    Robert Walters P.L.C.................................   387,999   2,074,359
    ROK P.L.C............................................   723,316          --
    Rotork P.L.C.........................................   366,679   9,511,562
    RPS Group P.L.C......................................   836,994   3,207,975
    Senior P.L.C......................................... 1,762,689   5,378,321
    Severfield-Rowen P.L.C...............................   371,550   1,205,929
    Shanks Group P.L.C................................... 1,786,148   3,715,624
   *SIG P.L.C............................................ 2,067,572   4,331,690
    Smart (J) & Co. (Contractors) P.L.C..................    22,500     153,533
    Speedy Hire P.L.C.................................... 1,142,071     562,052
    Spirax-Sarco Engineering P.L.C.......................   319,520   9,819,324
    Stagecoach Group P.L.C............................... 2,148,152   8,795,216
    Sthree P.L.C.........................................   330,670   1,950,594
    T Clarke P.L.C.......................................   148,717     200,063
    Tarsus Group P.L.C...................................   212,372     554,343

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Industrials -- (Continued)
    Travis Perkins P.L.C................................   922,110 $ 13,320,815
   #Tribal Group P.L.C..................................   132,810      104,867
   *Trifast P.L.C.......................................   359,985      281,148
    UK Mail Group P.L.C.................................   197,261      950,042
    Ultra Electronics Holdings P.L.C....................   283,178    7,302,573
   *Umeco P.L.C.........................................   196,406    1,177,325
  #*Volex Group P.L.C...................................   229,354    1,195,712
    Vp P.L.C............................................   167,297      649,219
    Wincanton P.L.C.....................................   479,763      836,489
    WS Atkins P.L.C.....................................   501,683    5,801,862
    WSP Group P.L.C.....................................   276,589    1,345,511
    XP Power, Ltd.......................................    73,546    1,838,156
                                                                   ------------
Total Industrials.......................................            380,175,275
                                                                   ------------
Information Technology -- (10.8%)
    Acal P.L.C..........................................   104,729      521,097
    Alphameric P.L.C....................................   127,141       53,225
   *Alterian P.L.C......................................   179,139      265,515
    Anite P.L.C......................................... 1,166,924    1,323,567
    Aveva Group P.L.C...................................   289,692    8,086,872
    Computacenter P.L.C.................................   446,179    3,591,538
    CSR P.L.C...........................................   683,977    3,124,796
    Dialight P.L.C......................................   111,362    1,522,683
    Diploma P.L.C.......................................   482,456    2,878,164
    Domino Printing Sciences P.L.C......................   455,803    4,958,113
    E2V Technologies P.L.C..............................   312,533      607,133
    Electrocomponents P.L.C............................. 1,730,514    6,584,384
    Fidessa Group P.L.C.................................   137,261    4,228,737
    Halma P.L.C......................................... 1,541,075   10,219,965
   *Imagination Technologies Group P.L.C................   961,901    6,239,806
   *Innovation Group P.L.C.............................. 3,208,091    1,078,313
    Kewill P.L.C........................................   368,863      594,802
   *Kofax P.L.C.........................................   317,667    1,883,669
    Laird P.L.C.........................................   915,289    2,813,202
    Logica P.L.C........................................ 6,324,581   12,062,527
    Micro Focus International P.L.C.....................   568,939    2,700,019
   *Misys P.L.C......................................... 1,604,251   10,412,250
    Moneysupermarket.com Group P.L.C....................   452,045      845,752
    Oxford Instruments P.L.C............................   217,414    3,522,468
    Phoenix IT Group, Ltd...............................   204,552      823,638
    Premier Farnell P.L.C............................... 1,467,203    4,660,046
    Psion P.L.C.........................................   500,223      632,689
    Renishaw P.L.C......................................   188,423    5,196,234
    RM P.L.C............................................   363,499      709,164
    SDL P.L.C...........................................   338,168    3,760,601
    Spectris P.L.C......................................   515,234   13,254,853
    Spirent Communications P.L.C........................ 2,622,105    5,606,287
   *Telecity Group P.L.C................................   554,753    4,984,854
    TT electronics P.L.C................................   635,179    2,003,934
   #Vislink P.L.C.......................................   274,226       79,333
   *Wolfson Microelectronics P.L.C......................   504,759    1,329,599
    Xaar P.L.C..........................................   251,590    1,123,386
   *Xchanging P.L.C.....................................   677,924    1,100,975
                                                                   ------------
Total Information Technology............................            135,384,190
                                                                   ------------
Materials -- (7.1%)
   *African Barrick Gold, Ltd...........................    45,858      396,521
    British Polythene Industries P.L.C..................   102,332      542,161
    Carclo P.L.C........................................   214,230    1,130,258
   *Centamin Egypt, Ltd................................. 1,669,389    3,701,427
  #*Central Rand Gold, Ltd..............................   388,384        5,283

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
Materials -- (Continued)
    Croda International P.L.C.........................   520,183 $   16,191,168
    DS Smith P.L.C.................................... 1,705,931      6,558,789
    Elementis P.L.C................................... 1,966,934      5,252,872
    Ferrexpo P.L.C....................................   888,830      6,711,762
    Filtrona P.L.C....................................   753,961      4,216,887
   *Gem Diamonds, Ltd.................................   424,075      1,617,631
    Hill & Smith Holdings P.L.C.......................   284,109      1,720,382
    Hochschild Mining P.L.C...........................   640,351      5,013,076
   *International Ferro Metals, Ltd...................   159,161         50,944
   *Inveresk P.L.C....................................   125,000          3,385
    Marshalls P.L.C...................................   721,612      1,289,152
    Mondi P.L.C....................................... 1,078,021     10,545,491
   *Namakwa Diamonds, Ltd.............................     6,057          3,779
   *New World Resources P.L.C. Series A...............    16,650        218,367
    Petropavlovsk P.L.C...............................   598,421      7,815,637
    Porvair P.L.C.....................................   146,460        259,701
    RPC Group P.L.C...................................   622,691      3,641,811
  #*Talvivaara Mining Co. P.L.C.......................   201,330      1,415,415
    Victrex P.L.C.....................................   340,523      8,131,794
    Yule Catto & Co. P.L.C............................   721,863      2,517,373
    Zotefoams P.L.C...................................    96,852        238,123
                                                                 --------------
Total Materials.......................................               89,189,189
                                                                 --------------
Real Estate Investment Trusts -- (0.1%)
   *Capital & Counties Properties P.L.C...............   515,676      1,586,449
                                                                 --------------
Telecommunication Services -- (2.1%)
    Cable & Wireless Communications P.L.C............. 9,309,312      5,650,323
   *Cable & Wireless Worldwide P.L.C.................. 5,850,381      4,010,267
   *Colt Group SA..................................... 1,287,437      2,574,474
    Inmarsat P.L.C....................................   354,476      3,137,102
    Kcom Group P.L.C.................................. 2,643,350      3,501,338
    TalkTalk Telecom Group P.L.C...................... 1,604,653      3,747,981
    Telecom Plus P.L.C................................   265,603      3,012,105
                                                                 --------------
Total Telecommunication Services......................               25,633,590
                                                                 --------------
Utilities -- (3.6%)
    Dee Valley Group P.L.C............................    12,109        243,388
    Drax Group P.L.C.................................. 1,479,232     12,968,776
    Northumbrian Water Group P.L.C.................... 2,041,545     15,102,670
    Pennon Group P.L.C................................ 1,445,401     17,135,134
                                                                 --------------
Total Utilities.......................................               45,449,968
                                                                 --------------
TOTAL COMMON STOCKS...................................            1,236,508,716
                                                                 --------------
PREFERRED STOCKS -- (0.0%)
Consumer Staples -- (0.0%)
    R.E.A. Holdings P.L.C.............................     2,461          4,463
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
   *Management Consulting Group P.L.C. Warrants
     12/31/11.........................................    52,718         18,605
   *SFI Holdings, Ltd. Litigation Certificate.........    26,713             --
   *Ultraframe P.L.C. Litigation Notes................   319,285             --
                                                                 --------------
TOTAL RIGHTS/WARRANTS.................................                   18,605
                                                                 --------------

THE UNITED KINGDOM SMALL COMPANY SERIES
CONTINUED

                                                        FACE
                                                       AMOUNT        VALUE+
                                                      ---------- --------------
                                                        (000)
TEMPORARY CASH INVESTMENTS -- (0.7%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $9,325,000
      FNMA 2.24%, 07/06/15, valued at $9,558,125)
      to be repurchased at $9,415,039................ $    9,415 $    9,415,000
                                                                 --------------

                                                       SHARES/
                                                        FACE
                                                       AMOUNT
                                                      ----------
                                                        (000)
SECURITIES LENDING COLLATERAL -- (0.7%)
(S)@DFA Short Term Investment Fund...................  6,048,051      6,048,051
   @Repurchase Agreement, Deutsche Bank Securities,
     Inc. 0.20%, 08/01/11 (Collateralized by
     $50,795,500 U.S. Treasury Note 0.750%,
     06/15/14, valued at $2,282,310)## to be
     repurchased at $2,237,594....................... $    2,238      2,237,557
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL..................                 8,285,608
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,078,162,809)^^............................            $1,254,232,392
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                               ---------- -------------- ------- --------------
Common Stocks
   Consumer Discretionary..... $  187,520 $  262,788,723   --    $  262,976,243
   Consumer Staples...........    304,488     47,872,288   --        48,176,776
   Energy.....................         --     61,408,543   --        61,408,543
   Financials.................    185,589    163,480,845   --       163,666,434
   Health Care................         --     22,862,059   --        22,862,059
   Industrials................     54,219    380,121,056   --       380,175,275
   Information Technology.....         --    135,384,190   --       135,384,190
   Materials..................    269,311     88,919,878   --        89,189,189
   Real Estate Investment
     Trusts...................         --      1,586,449   --         1,586,449
   Telecommunication Services.         --     25,633,590   --        25,633,590
   Utilities..................         --     45,449,968   --        45,449,968
Preferred Stocks
   Consumer Staples...........         --          4,463   --             4,463
Rights/Warrants...............         --         18,605   --            18,605
Temporary Cash Investments....         --      9,415,000   --         9,415,000
Securities Lending Collateral.         --      8,285,608   --         8,285,608
                               ---------- --------------   --    --------------
TOTAL......................... $1,001,127 $1,253,231,265   --    $1,254,232,392
                               ========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE CONTINENTAL SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                            ------- -----------
COMMON STOCKS -- (86.6%)
AUSTRIA -- (2.2%)
    Agrana Beteiligungs AG.................................  17,199 $ 2,089,038
    Andritz AG.............................................  86,321   8,373,455
  #*A-TEC Industries AG....................................  21,828      60,178
    Atrium European Real Estate, Ltd. AG................... 232,064   1,485,839
    Austria Email AG.......................................     715       8,851
   *Austria Technologie & Systemtechnik AG.................  38,157     677,581
    BKS Bank AG............................................   3,120      81,109
    BWT AG.................................................  29,870     713,676
   *CA Immobilien Anlagen AG............................... 117,413   1,978,297
   *Constantia Packaging AG Escrow Shares..................  18,095          --
   *EAG-Beteiligungs AG....................................   1,650       4,445
   #EVN AG.................................................  79,899   1,304,912
   #Flughafen Wien AG......................................  42,954   2,117,235
    Frauenthal Holding AG..................................  12,084     200,869
  #*Intercell AG........................................... 104,732     423,019
    Josef Manner & Co. AG..................................     870      64,524
   #Kapsch TrafficCom AG...................................  11,629   1,007,411
    Lenzing AG.............................................  32,907   4,031,470
   #Mayr-Melnhof Karton AG.................................  32,872   3,468,960
    Oberbank AG............................................  37,973   2,534,540
   #Oesterreichischen Post AG.............................. 105,958   3,152,704
   #Palfinger AG...........................................  48,572   1,592,544
  #*Polytec Holding AG.....................................  30,272     351,174
   #RHI AG.................................................  98,844   2,638,685
    Rosenbauer International AG............................  12,941     678,024
   *S IMMO AG..............................................  91,486     597,918
   *S&T System Integration & Technology Distribution AG....   6,318      24,439
    Schoeller-Bleckmann Oilfield Equipment AG..............  35,247   3,436,829
    Semperit Holding AG....................................  28,953   1,405,442
   *Strabag SE............................................. 101,540   2,920,669
    UBM Realitaetenentwicklung AG..........................   1,440      57,419
   #Uniqa Versicherungen AG................................ 184,842   3,660,832
  #*Warimpex Finanz und Beteiligungs AG....................  10,047      29,301
    Wienerberger AG........................................ 343,922   5,508,460
    Wolford AG.............................................  11,252     397,538
   #Zumtobel AG............................................  85,416   2,002,997
                                                                    -----------
TOTAL AUSTRIA..............................................          59,080,384
                                                                    -----------
BELGIUM -- (2.9%)
   *Ablynx NV..............................................  39,576     430,191
    Ackermans & van Haaren NV..............................  87,214   7,712,682
   *Agfa-Gevaert NV........................................ 570,824   2,249,296
    Arseus NV..............................................  37,786     613,659
    Atenor Group NV........................................   2,026      96,842
    Banque Nationale de Belgique SA........................     952   3,992,754
    Barco NV...............................................  55,666   3,985,695
    Bekaert SA.............................................   8,592     520,411
    Co.Br.Ha Societe Commerciale de Brasserie SA...........     115     268,852
    Compagnie d'Entreprises SA.............................  41,428   2,706,801
   *Compagnie du Bois Sauvage SA...........................      87           1
    Compagnie Immobiliere de Belgique SA...................  10,535     442,685
    Compagnie Maritime Belge SA............................  64,746   1,634,615
  #*Deceuninck NV.......................................... 268,523     550,767
   *Devgen NV..............................................  18,429     160,404
    D'ieteren SA........................................... 129,060   8,780,892
   #Duvel Moorgat SA.......................................   8,799     897,228
    Econocom Group SA......................................  65,485   1,437,579
    Elia System Operator SA................................ 124,286   5,088,100

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
BELGIUM -- (Continued)
    Euronav SA.............................................  86,554 $   958,657
    EVS Broadcast Equipment SA.............................  24,903   1,566,977
    Exmar NV............................................... 132,340     998,691
    Floridienne SA.........................................   2,033     417,021
   *Galapagos NV...........................................  40,988     432,891
    Gimv NV................................................  13,874     845,663
    Hamon & Compagnie International SA.....................   3,876     147,439
    Henex SA...............................................   5,913     382,070
    Image Recognition Integrated Systems (I.R.I.S.) SA.....   6,284     283,773
    Ion Beam Applications SA...............................  79,751     691,946
    Jensen-Group NV........................................  12,030     174,645
    Kinepolis Group NV.....................................   8,973     674,500
    Lotus Bakeries NV......................................   1,361     725,694
    Melexis NV.............................................  93,665   1,451,157
   *Nyrstar NV............................................. 545,316   7,223,500
    Omega Pharma SA........................................  85,437   4,210,641
   *Option NV..............................................  61,536      38,799
   *Picanol NV.............................................  16,620     245,232
   *RealDolmen NV..........................................   6,435     136,874
    Recticel SA............................................  57,329     608,887
   #Resilux SA.............................................   4,095     339,273
    Rosier SA..............................................     655     288,759
    Roularta Media Group NV................................   7,687     233,800
   *SAPEC SA...............................................   3,531     263,737
    Sioen Industries NV....................................  52,140     445,411
    Sipef NV...............................................  25,469   2,329,527
   *Softimat SA............................................  26,232     203,663
   *Spector Photo Group SA.................................   8,349       7,172
   *Telenet Group Holding NV...............................  80,392   3,276,055
   #Ter Beke NV............................................   2,281     183,784
    Tessenderlo Chemie NV.................................. 103,618   4,159,257
  #*ThromboGenics NV.......................................  61,822   1,490,814
   *TiGenix NV.............................................  22,164      26,983
    Van de Velde NV........................................  27,539   1,473,159
    VPK Packaging Group SA.................................  12,084     525,012
                                                                    -----------
TOTAL BELGIUM..............................................          79,030,917
                                                                    -----------
DENMARK -- (2.5%)
   *Aarhus Lokalbank A.S...................................   7,872      15,201
   *Aktieselskabet Skjern Bank A.S.........................   3,276      69,486
  #*Alk-Abello A.S.........................................  22,455   1,254,451
   *Alm. Brand A.S. (Almindelig Brand)..................... 275,600     589,862
   *Amagerbanken A.S....................................... 647,900          --
   #Ambu A.S...............................................  23,429     639,160
   *Arkil Holdings A.S. Series B...........................     780      72,827
   #Auriga Industries A.S. Series B........................  57,315     986,985
   *Bang & Olufsen Holdings A.S............................ 122,373   1,448,789
   *Bavarian Nordic A.S....................................  66,632     879,211
   *BoConcept Holding A.S..................................   5,650     167,428
    Brodrene Hartmann A.S. Series B........................  11,730     212,309
   *Brondbyernes IF Fodbold A.S. Series B..................  14,930      57,484
   #D/S Norden A.S.........................................  90,720   2,986,701
   *Dalhoff Larsen & Horneman A.S..........................  40,950      92,206
   *Dantherm Holding A.S...................................   3,947      13,121
    DFDS A.S...............................................  12,077     986,119
   *DiBa Bank A.S..........................................   2,300      21,160
   *Djursland Bank A.S.....................................   8,970     248,827
   #East Asiatic Co., Ltd. A.S.............................  55,571   1,721,535
   *F.E. Bording A.S.......................................     600      48,603
   *Fionia Holding A.S.....................................  17,880          --
    Fluegger A.S. Series B.................................   4,198     328,229

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
DENMARK -- (Continued)
  #*Genmab A.S............................................. 140,715 $ 1,089,911
    GN Store Nord A.S...................................... 777,742   7,038,614
   *GPV Industri A.S. Series B.............................   2,200      12,729
   *Greentech Energy Systems A.S........................... 169,784     588,419
    Gronlandsbanken A.S....................................     768      55,686
   *H&H International A.S. Series B........................  17,280     176,696
    Harboes Bryggeri A.S...................................  12,252     250,075
    Hojgaard Holding A.S. Series B.........................   2,750      69,959
    IC Companys A.S........................................  35,278   1,334,426
   *Incentive A.S..........................................   3,575      12,756
    Jeudan A.S.............................................   4,620     365,555
   *Jyske Bank A.S.........................................  94,305   3,755,624
    Lan & Spar Bank A.S....................................   5,150     273,152
   *Lastas A.S. Series B...................................  10,870      75,045
    Lollands Bank A.S......................................     310       9,648
   *Mols-Linien A.S........................................  27,490      97,188
  #*NeuroSearch A.S........................................  79,539     646,956
   #NKT Holding A.S........................................  92,105   5,692,464
    Nordjyske Bank A.S.....................................  17,600     304,941
    Norresundby Bank A.S...................................   7,350     222,561
    North Media A.S........................................  36,665     240,664
   *Ostjydsk Bank A.S......................................   3,405     177,977
  #*Parken Sport & Entertainment A.S.......................  32,936     636,666
    Per Aarsleff A.S. Series B.............................   6,017     528,127
    Ringkjoebing Landbobank A.S............................  16,265   1,998,416
    Roblon A.S. Series B...................................     540      64,429
   #Rockwool International A.S.............................   8,304     979,304
    Royal Unibrew A.S......................................  34,596   2,351,027
   *Salling Bank A.S.......................................     430      26,515
    Satair A.S.............................................  11,242   1,240,090
    Schouw & Co. A.S.......................................  74,017   1,857,479
    SimCorp A.S............................................  17,973   3,326,652
  #*Sjaelso Gruppen A.S....................................  78,110     109,977
   *SKAKO A.S..............................................   1,577       6,197
    Solar Holdings A.S. Series B...........................  15,803   1,043,585
   *Spar Nord Bank A.S..................................... 121,587   1,008,922
   *Sparbank A.S...........................................  10,930     140,860
   *Sparekassen Faaborg A.S................................   1,972     140,533
    Sydbank A.S............................................ 270,783   6,346,714
   *Thrane & Thrane A.S....................................  15,392     739,138
    Tivoli A.S.............................................     969     581,020
  #*TK Development A.S..................................... 151,327     625,806
   *Topdanmark A.S.........................................  53,386   9,559,910
   *TopoTarget A.S......................................... 378,484     142,371
   *Topsil Semiconductor Materials A.S..................... 171,303      31,654
  #*Torm A.S............................................... 123,250     448,570
    United International Enterprises.......................   1,302     175,708
   *Vestjysk Bank A.S......................................  27,295     198,864
                                                                    -----------
TOTAL DENMARK..............................................          69,639,274
                                                                    -----------
FINLAND -- (5.6%)
    Ahlstrom Oyj...........................................  19,659     400,100
   #Aktia Oyj..............................................   5,890      53,062
   *Aldata Solutions Oyj................................... 194,535     167,732
    Alma Media Oyj......................................... 277,852   2,548,365
   *Amanda Capital Oyj.....................................  67,120     173,227
    Amer Sports Oyj Series A............................... 421,831   6,390,328
    Aspo Oyj...............................................  77,875     809,490
    Atria P.L.C............................................  17,588     153,932
   *Bank of Aland P.L.C. Series B..........................  17,663     405,403
    BasWare Oyj............................................  34,550   1,238,153

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
FINLAND -- (Continued)
  #*Biotie Therapies Corp. Oyj...........................   774,610 $   531,652
    Cargotec Oyj Series B................................   132,519   5,115,405
   *Citycon Oyj..........................................   212,477     866,535
   *Componenta Oyj.......................................    34,813     288,886
   *Comptel P.L.C........................................   324,863     256,481
    Cramo Oyj............................................   155,694   3,025,184
    Digia P.L.C..........................................    55,020     243,856
   *Efore Oyj............................................   114,965     164,906
   *Elcoteq SE...........................................     3,041       2,006
   *Elektrobit Corp. Oyj.................................     2,476       1,991
   #Elisa Oyj............................................   473,763  10,181,851
    Etteplan Oyj.........................................    62,600     256,601
   *Finnair Oyj..........................................   252,643   1,227,244
   *Finnlines Oyj........................................   124,906   1,394,292
   #Fiskars Oyj Abp......................................   181,663   3,864,980
   #F-Secure Oyj.........................................   463,536   1,487,083
   *GeoSentric Oyj.......................................   244,900       3,519
   *Glaston Oyj Abp......................................   131,940     174,787
    HKScan Oyj...........................................    99,158     733,409
    Huhtamaki Oyj........................................   362,987   4,721,111
    Ilkka-Yhtyma Oyj.....................................    61,503     597,481
    KCI Konecranes Oyj...................................   245,559   7,802,988
   #Kemira Oyj...........................................   367,842   5,907,147
    Kesko Oyj............................................   107,555   4,173,557
    Laennen Tehtaat Oyj..................................    18,920     404,960
    Lassila & Tikanoja Oyj...............................   125,791   2,060,050
    Lemminkainen Oyj.....................................    19,434     655,617
   *M-Real Oyj Series B.................................. 1,549,706   5,706,523
   *Neo Industrial Oyj...................................    16,652     172,717
    Neste Oil Oyj........................................    28,298     369,605
    Nordic Aluminium Oyj.................................    10,440     441,572
    Okmetic Oyj..........................................    54,904     406,450
   #Olvi Oyj Series A....................................    62,708   1,617,715
   #Oriola-KD Oyj Series A...............................     5,045      19,684
    Oriola-KD Oyj Series B...............................   288,439     888,096
    Orion Oyj Series A...................................   124,528   2,945,606
   #Orion Oyj Series B...................................   337,043   8,144,768
   #Outokumpu Oyj........................................   381,565   4,070,541
    Outotec Oyj..........................................   112,091   5,505,111
    PKC Group Oyj........................................    55,424   1,198,464
    Pohjola Bank P.L.C...................................   403,547   4,910,114
    Ponsse Oyj...........................................    25,336     345,672
   #Poyry Oyj............................................   187,165   2,494,146
    Raisio P.L.C. Series V...............................   490,304   1,582,716
    Ramirent Oyj.........................................   314,761   3,264,486
    Rapala VMC Oyj.......................................   113,258   1,016,445
   #Rautaruukki Oyj Series K.............................   323,076   6,590,170
    Raute Oyj Series A...................................    10,390     140,114
   #Ruukki Group Oyj.....................................   604,909   1,248,361
   #Sanoma Oyj...........................................   276,990   4,849,272
    Sievi Capital P.L.C..................................   123,479     425,886
    SRV Group P.L.C......................................     7,277      59,158
    Stockmann Oyj Abp Series A...........................    43,914   1,238,254
   #Stockmann Oyj Abp Series B...........................   107,109   2,813,556
   *Technopolis Oyj......................................    99,623     480,180
   *Tecnomen Lifetree Oyj................................     2,061       1,271
   #Teleste Oyj..........................................    53,559     295,737
    Tieto Oyj............................................   291,983   4,328,936
   #Tikkurila Oyj........................................    62,217   1,403,554
    Tulikivi Oyj.........................................    79,440     107,379
    Turkistuottajat Oyj..................................     8,490     177,216

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES    VALUE++
                                                          ------- ------------
FINLAND -- (Continued)
   #Uponor Oyj Series A.................................. 217,678 $  3,213,673
    Vacon Oyj............................................  45,190    2,594,516
    Vaisala Oyj Series A.................................  39,132    1,277,002
    Viking Line Abp......................................  10,400      401,121
    Yit Oyj.............................................. 390,890    8,662,323
                                                                  ------------
TOTAL FINLAND............................................          153,891,481
                                                                  ------------
FRANCE -- (11.2%)
    ABC Arbitrage SA.....................................  22,667      221,603
   #Akka Technologies SA.................................   7,320      219,182
   *Ales Groupe SA.......................................  32,239      635,122
   *Altamir Amboise SA...................................  47,210      503,611
    ALTEN SA.............................................  68,354    2,550,050
  #*Altran Technologies SA............................... 362,083    2,881,626
    April SA.............................................  74,171    1,694,629
  #*Archos SA............................................  18,355      216,857
    Arkema SA............................................ 194,678   18,992,636
   *Artprice.com SA......................................   2,933      125,032
    Assystem SA..........................................  55,571    1,268,635
  #*Atari SA.............................................  33,339       98,317
    Atos SA.............................................. 143,571    7,907,198
    Aubay SA.............................................  10,285       94,560
    Audika SA............................................  21,251      556,257
   #Aurea SA.............................................   3,551       44,102
  #*Avanquest Software SA................................   5,228       14,782
  #*Avenir Telecom SA....................................  17,841       20,992
   *Axway Software SA....................................  22,982      596,064
   *Baccarat SA..........................................   1,090      260,641
    Banque Tarneaud SA...................................   1,430      243,783
    Beneteau SA.......................................... 179,820    3,231,923
   #Bigben Interactive SA................................   8,718      120,391
  #*BioAlliance Pharma SA................................  15,037      107,870
    Boiron SA............................................  28,682    1,223,660
    Boizel Chanoine Champagne SA.........................   7,266      624,075
    Bonduelle SCA........................................  13,650    1,310,496
    Bongrain SA..........................................  15,028    1,402,438
   #Bourbon SA........................................... 182,470    7,611,075
   *Boursorama SA........................................  35,090      404,481
  #*Bull SA.............................................. 309,488    1,861,698
    Burelle SA...........................................   3,894    1,359,095
    Cafom SA.............................................   5,092       89,165
    Canal Plus SA........................................ 306,742    2,077,816
    CBo Territoria SA....................................  28,320      147,935
   *Cegedim SA...........................................  16,591      893,603
    CEGID Group SA.......................................   3,517      101,375
    CFAO SA..............................................  23,353      997,714
   *Cie Generale de Geophysique - Veritas SA............. 142,257    4,777,292
    Ciments Francais SA..................................   4,853      500,947
   *Club Mediterranee SA.................................  68,548    1,624,660
    Compagnie Industrielle et Financiere D'Entreprises
      SA.................................................   1,200       99,415
   *CS Communication & Systemes SA.......................   7,938       46,537
    Damartex SA..........................................  21,101      682,991
    Delachaux SA.........................................  26,973    3,112,078
   *Derichebourg SA...................................... 548,515    3,619,912
    Devoteam SA..........................................  10,377      271,992
   *Dynaction SA.........................................  14,454      168,250
    Electricite de Strasbourg SA.........................  21,886    3,464,296
    Entrepose Contracting SA.............................     704       95,363
    Esso S.A.F...........................................   9,411    1,153,109
   *Establissements Maurel et Prom SA.................... 323,678    7,429,851
   *Etam Developpement SA................................   1,148       39,670

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
FRANCE -- (Continued)
    Euler Hermes SA.......................................    36,906 $3,240,450
  #*Euro Disney SCA.......................................    55,332    535,156
   #Eurofins Scientific SA................................    10,687    964,084
    Exel Industries SA....................................    10,680    658,247
    Faiveley Transport SA.................................     5,796    486,741
    Faurecia SA...........................................    87,585  3,378,476
    Fimalac SA............................................    31,490  1,252,766
    Fleury Michon SA......................................     4,694    232,961
    Flo Groupe SA.........................................    29,358    245,500
  #*GameLoft SA...........................................    33,935    234,147
   *Gascogne SA...........................................     6,907    415,627
    Gaumont SA............................................    14,043    756,226
  #*GECI International SA.................................    59,392    157,845
   #Gemalto NV............................................   149,247  7,110,565
    Gevelot SA............................................     3,584    309,218
   *GFI Informatique SA...................................   134,770    758,235
    GL Events SA..........................................    18,704    646,343
    GPE Groupe Pizzorno SA................................     5,200    141,893
    Groupe Crit SA........................................    24,255    761,157
   *Groupe Go Sport SA....................................     1,695     36,319
   #Groupe Gorge SA.......................................    18,510    207,356
    Groupe Guillin SA.....................................     1,200    117,949
   *Groupe Open SA........................................    27,590    243,844
  #*Groupe Partouche SA...................................    30,902    108,221
   #Groupe Steria SCA.....................................    71,983  1,821,659
    Guerbet SA............................................     6,577    765,046
   #Guyenne et Gascogne SA................................    25,083  3,417,937
   *Haulotte Group SA.....................................    61,352  1,166,148
   #Havas SA.............................................. 1,237,226  5,791,238
  #*Hi-Media SA...........................................    71,438    373,063
   *Idsud SA..............................................     2,227     88,253
    Ingenico SA...........................................   118,736  5,003,953
    Interparfums SA.......................................     5,303    184,891
   *Ipsen SA..............................................    55,251  1,801,926
   #Ipsos SA..............................................    89,607  4,239,664
   *Jacquet Metal Service SA..............................    48,141  1,036,822
   *Kaufman & Broad SA....................................     4,383    113,215
    Korian SA.............................................    10,901    251,542
   #Laurent-Perrier SA....................................    12,546  1,750,686
   *LDC SA................................................        19      2,151
    Lectra SA.............................................    83,499    721,617
    Lisi SA...............................................    16,907  1,662,390
   *LVL Medical Groupe SA.................................    18,786    405,962
    M6 Metropole Television SA............................   155,729  3,554,011
    Maisons France Confort SA.............................     3,378    149,123
   *Manitou BF SA.........................................    48,911  1,491,473
    Manutan International SA..............................    13,379    937,238
   *Meetic SA.............................................     8,430    180,994
    Mersen SA.............................................    64,007  3,458,984
   *MGI Coutier SA........................................     2,753    172,043
   *Modelabs Group SA.....................................    10,965     66,016
   *Montupet SA...........................................     1,081     10,936
    Mr. Bricolage SA......................................    23,846    420,962
   #Naturex SA............................................     9,261    694,562
   #Neopost SA............................................    92,157  7,364,225
   #Nexans SA.............................................   110,500  9,534,327
    Nexity SA.............................................    82,239  3,703,397
   *NicOx SA..............................................    13,013     29,952
    Norbert Dentressangle SA..............................    20,989  2,452,389
   *NRJ Group SA..........................................    12,748    154,543
   *Oeneo SA..............................................   113,285    347,941

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
FRANCE -- (Continued)
    Orpea SA............................................... 101,314 $ 4,962,726
    Osiatis SA.............................................   1,400      11,472
   #PagesJaunes Groupe SA.................................. 384,634   3,052,780
    Paris Orleans et Cie SA................................   2,430      63,992
   *Parrot SA..............................................  17,614     551,922
    Pierre & Vacances SA...................................  18,411   1,455,501
    Plastic Omnium SA......................................  95,424   3,307,771
    Plastivaloire SA.......................................   4,552     172,826
    PSB Industries SA......................................   8,438     344,534
    Rallye SA..............................................  92,105   3,593,547
  #*Recylex SA.............................................  55,481     453,947
   #Remy Cointreau SA......................................  82,777   7,386,829
    Rhodia SA.............................................. 339,910  15,362,806
    Robertet SA............................................   3,167     565,031
  #*Rodriguez Group SA.....................................  31,298     202,938
    Rougier SA.............................................   6,115     324,195
    Rubis SA...............................................  75,186   4,387,340
   *Rue du Commerce SA.....................................     136       1,271
   *S.T. Dupont SA.........................................  88,031      54,164
    SA des Ciments Vicat...................................  21,047   1,556,128
    Sabeton SA.............................................  13,500     255,454
    Saft Groupe SA.........................................  66,877   2,173,324
    SAMSE SA...............................................   8,342     840,458
    Sartorius Stedim Biotech SA............................   1,838     131,979
    SEB SA.................................................  16,300   1,606,541
    Seche Environnement SA.................................   2,655     212,970
   #Sechilienne SA.........................................  60,146   1,433,429
    Securidev SA...........................................   2,500     145,535
   #Sequana SA.............................................  46,996     565,469
   *Societe Anonyme d'Explosifs et de Produits Chimiques
     SA....................................................     524     201,191
    Societe BIC SA.........................................  81,634   7,709,134
    Societe des Bains de Mer et du Cercle des Etrangers a
      Monaco SA............................................  46,150   2,882,121
    Societe Pour l'Informatique Industrielle SA............  40,908     341,691
   *Societe Television Francaise 1 SA...................... 200,321   3,819,829
  #*Soitec SA.............................................. 383,996   3,429,443
    Somfy SA...............................................  21,738   6,486,377
    Sopra Group SA.........................................  22,982   1,721,824
   *Spir Communication SA..................................     196      10,397
   *Ste Industrielle d'Aviation Latecoere SA...............   8,857     128,493
    Stef-TFE SA............................................  28,838   1,833,222
   *Store Electronic SA....................................     118       1,934
    Sucriere de Pithiviers Le Vieil SA.....................   1,745   2,108,136
    Sword Group SA.........................................   7,395     183,180
    Synergie SA............................................  54,902   1,004,481
  #*Technicolor SA......................................... 321,494   1,774,643
    Teleperformance SA..................................... 181,538   4,676,993
    Tessi SA...............................................   5,050     477,514
  #*Theolia SA............................................. 215,705     367,055
   #Tonnellerie Francois Freres SA.........................   3,839     168,836
    Total Gabon SA.........................................     410     207,434
    Touax SA...............................................     993      41,019
    Toupargel Groupe SA....................................     111       2,143
  #*Transgene SA...........................................   5,584      90,340
    Trigano SA.............................................  21,351     570,335
  #*UbiSoft Entertainment SA............................... 223,352   1,858,784
    Union Financiere de France Banque SA...................  16,828     600,876
    Valeo SA............................................... 229,231  14,043,061
    Viel et Compagnie SA................................... 158,130     793,768
   #Vilmorin & Cie SA......................................  20,195   2,187,045
   #Virbac SA..............................................  17,494   3,057,637
   *Vivalis SA.............................................   6,501      68,294

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
FRANCE -- (Continued)
    VM Materiaux SA.......................................   6,914 $    445,990
    Vranken Pommery Monopole SA...........................  13,094      644,033
    Zodiac Aerospace SA................................... 103,051    8,913,227
   *Zueblin Immobiliere France SA.........................   1,365        6,749
                                                                   ------------
TOTAL FRANCE..............................................          306,151,565
                                                                   ------------
GERMANY -- (13.4%)
    A.S. Creation Tapeton AG..............................   6,853      288,411
   *AAP Implantate AG.....................................  47,250       61,479
   *Aareal Bank AG........................................ 423,110   12,541,743
   *Abwicklungsgesellschaft Roesch AG Medizintechnik......   7,300          273
  #*ADVA AG Optical Networking............................ 128,074      787,899
   *AGROB Immobilien AG...................................   5,800       80,561
  #*Air Berlin P.L.C...................................... 117,774      503,525
   #Aixtron SE............................................ 314,748    8,455,666
   *Aligna AG............................................. 318,087       15,997
   *Allgeier Holding AG...................................   1,692       29,648
    Amadeus Fire AG.......................................  16,192      781,156
   *Andreae-Noris Zahn AG.................................  26,412    1,066,316
   #Asian Bamboo AG.......................................  29,133      955,998
    AUGUSTA Technologie AG................................  26,396      652,162
    Aurubis AG............................................ 152,783    9,457,609
   *Baader Bank AG........................................ 132,511      520,215
  #*Balda AG.............................................. 127,634    1,531,943
  #*Bauer AG..............................................  21,678      871,446
   #BayWa AG..............................................  20,761      851,188
    Bechtle AG............................................  41,242    1,890,257
    Bertrandt AG..........................................  23,001    1,653,433
   *Beta Systems Software AG..............................   8,550       29,446
    Bilfinger Berger SE................................... 162,980   16,073,988
   *Biolitec AG...........................................  26,843      109,496
    Biotest AG............................................  20,784    1,516,897
   *BKN International AG..................................  33,408        1,152
   *BMP Media Vestors AG..................................  43,506       69,375
  #*Borussia Dortmund GmbH & Co. KGaA..................... 208,512      783,568
   #Carl Zeiss Meditec AG.................................  86,687    1,922,577
    CAT Oil AG............................................  47,541      416,902
    Celesio AG............................................  41,231      792,415
    CENIT AG..............................................   1,487       10,627
   *Centrosolar Group AG..................................  20,542      102,147
    Centrotec Sustainable AG..............................  42,634    1,042,088
  #*Centrotherm Photovoltaics AG..........................  28,152      963,601
    Cewe Color Holding AG.................................  15,268      669,129
   *Colonia Real Estate AG................................   1,220        8,050
    Comdirect Bank AG..................................... 139,558    1,462,284
   #CompuGroup Medical AG.................................  14,015      202,456
  #*Conergy AG............................................ 221,178      254,472
  #*Constantin Medien AG.................................. 314,299      789,605
    CropEnergies AG.......................................  53,810      421,618
    CTS Eventim AG........................................ 106,100    3,872,112
  #*Curanum AG............................................ 100,137      393,065
   #D. Logistics AG....................................... 113,203      227,115
    DAB Bank AG........................................... 130,043      647,882
    Data Modul AG.........................................  11,455      213,343
    Delticom AG...........................................   4,856      507,075
    Demag Cranes AG.......................................  53,557    3,558,484
    Deutsche Beteiligungs AG..............................  29,477      782,368
    Deutsche Wohnen AG.................................... 194,621    3,154,453
  #*Deutz AG.............................................. 263,835    2,547,311
  #*Dialog Semiconductor P.L.C............................ 166,323    3,257,069
   *DIC Asset AG..........................................  13,226      140,778

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GERMANY -- (Continued)
    Dierig Holding AG.....................................    10,500 $  202,735
   #Douglas Holding AG....................................   105,346  5,078,379
    Dr. Hoenle AG.........................................    14,858    266,642
    Draegerwerk AG & Co. KGaA.............................       921     89,385
    Drillisch AG..........................................   158,285  1,940,120
    Duerr AG..............................................    36,111  1,613,571
    DVB Bank SE...........................................   173,470  6,189,494
    Eckert & Ziegler AG...................................     6,924    281,587
    Elmos Semiconductor AG................................    34,592    453,573
   #ElreingKlinger AG.....................................   105,909  3,157,824
  #*Epigenomics AG........................................    27,680     48,616
    Erlus AG..............................................     2,970    126,099
  #*Euromicron AG.........................................     6,147    184,933
    Euwax AG..............................................    17,978  1,301,257
   *Evotec AG............................................. 1,165,338  3,514,035
    Fielmann AG...........................................    56,325  5,882,414
  #*First Sensor AG.......................................     3,931     56,951
   *FJA AG................................................       217        523
   #Freenet AG............................................   372,758  4,509,376
    Fuchs Petrolub AG.....................................   139,623  6,761,876
   *GAGFAH SA.............................................   281,532  1,915,504
    GBW AG................................................    28,417    550,650
    Gerresheimer AG.......................................    89,828  4,547,023
    Gerry Weber International AG..........................    89,108  2,952,388
   #Gesco AG..............................................    10,010    960,997
    GFK SE................................................    72,083  3,624,263
    GFT Technologies AG...................................    66,050    310,032
  #*Gigaset AG............................................   119,273    547,597
  #*Gildemeister AG.......................................   112,651  2,064,842
   *Grammer AG............................................    32,013    751,599
    Grenkeleasing AG......................................    33,471  2,003,432
    H&R WASAG AG..........................................    21,428    615,593
    Hamborner REIT AG.....................................    28,257    288,588
    Hamburger Hafen und Logistik AG.......................    55,006  2,196,472
   *Hansa Group AG........................................   146,815    901,320
   #Hawesko Holding AG....................................    19,463  1,050,207
  #*Heidelberger Druckmaschinen AG........................   734,833  2,081,217
   #Homag Group AG........................................    13,586    287,593
   *IKB Deutsche Industriebank AG.........................    21,843     20,561
    Indus Holding AG......................................    45,532  1,412,797
    Innovation in Traffic Systems AG......................    23,949    683,019
   #Interseroh SE.........................................    21,642  1,577,210
  #*Intershop Communications AG...........................    62,598    267,115
    Isra Vision Systems AG................................    10,917    313,150
   *IVG Immobilien AG.....................................   480,972  3,307,983
   *Jenoptik AG...........................................   162,963  1,267,829
   *Kampa AG..............................................    35,505      3,259
    Kloeckner & Co. SE....................................   341,221  8,309,241
    Koenig & Bauer AG.....................................     5,586    107,669
   #Kontron AG............................................   189,937  1,903,653
   #Krones AG.............................................    72,618  5,558,779
    KSB AG................................................     3,584  2,908,577
   *Kuka AG...............................................   102,786  2,741,021
    KWS Saat AG...........................................    17,224  3,619,994
    Leifheit AG...........................................    12,500    363,003
    Leoni AG..............................................   115,635  6,505,805
   *Loewe AG..............................................    25,187    144,963
    LPKF Laser & Electronics AG...........................    20,347    335,778
  #*Manz AG...............................................     5,470    204,064
  #*Masterflex AG.........................................    19,347    159,937
   *Maxdata Computer AG...................................    94,120     16,364

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
GERMANY -- (Continued)
    Mediclin AG..........................................   119,554 $   703,430
  #*Medigene AG..........................................    87,499     169,387
    Medion AG............................................    85,984   1,581,451
    Mensch und Maschine Software AG......................    27,532     190,228
   #MLP AG...............................................   216,957   1,993,149
   *Mobotix AG...........................................       371      32,937
   *Mologen AG...........................................    24,513     281,243
   *Morphosys AG.........................................    62,322   1,760,121
  #*MPC Muenchmeyer Petersen Capital AG..................     5,101      16,303
   #MTU Aero Engines Holding AG..........................   176,697  13,044,842
    Muehlbauer Holding & Co. AG..........................    14,905     654,886
    MVV Energie AG.......................................   114,055   3,696,056
    Nemetschek AG........................................    24,668   1,095,973
   *Nexus AG.............................................    33,813     350,921
  #*Nordex SE............................................   115,888     833,489
   #OHB AG...............................................    35,659     651,055
    Oldenburgische Landesbank AG.........................     4,234     198,026
    P&I Personal & Informatik AG.........................    17,889     676,554
   *Patrizia Immobilien AG...............................    26,838     179,483
   #Pfeiffer Vacuum Technology AG........................    34,071   3,810,379
  #*Pfleiderer AG........................................   158,664     129,041
  #*Phoenix Solar AG.....................................    15,055     327,867
    PNE Wind AG..........................................   167,451     472,556
    Praktiker AG.........................................   195,237     687,170
    Progress-Werk Oberkirch AG...........................     6,250     386,341
   #PSI AG Gesellschaft Fuer Produkte und Systeme der
     Informationstechnologie.............................    30,993     842,629
   *PVA TePla AG.........................................    46,019     286,330
  #*Q-Cells SE...........................................   226,583     396,676
   *QSC AG...............................................   306,094   1,138,854
    R Stahl AG...........................................    14,410     548,841
    Rational AG..........................................    15,420   4,176,077
   *REALTECH AG..........................................    13,541     117,366
    Renk AG..............................................    18,838   1,938,762
   #Repower Systems SE...................................     5,276   1,078,556
    Rheinmetall AG.......................................   126,352  10,575,760
    Rhoen-Klinikum AG....................................   406,308  10,125,308
  #*Roth & Rau AG........................................    15,929     500,203
    Ruecker AG...........................................    18,949     302,942
    S.A.G. Solarstrom AG.................................    21,788     135,455
   *SAF-Holland SA.......................................    19,086     215,102
    Schaltbau Holding AG.................................     1,557     172,424
   *Sedo Holding AG......................................    69,691     304,524
    Sektkellerei Schloss Wachenheim AG...................    14,520     150,050
   *SER Systems AG.......................................     9,400         257
  #*SGL Carbon SE........................................   229,387  11,960,474
  #*Singulus Technologies AG.............................   236,814   1,186,653
    Sinner AG............................................     2,660      61,606
    Sixt AG..............................................    81,198   2,134,551
    SKW Stahl-Metallurgie Holding AG.....................    14,708     359,054
  #*Sky Deutschland AG................................... 1,051,866   4,971,608
   *SM Wirtschaftsberatungs AG...........................    18,841     143,486
   #SMA Solar Technology AG..............................    13,470   1,233,546
  #*SMT Scharf AG........................................       942      27,298
    Software AG..........................................   192,899   9,402,695
  #*Solar Millennium AG..................................    34,471     728,918
   *Solar-Fabrik AG......................................    13,966      71,175
   #Solarworld AG........................................   285,203   3,253,908
  #*Solon SE.............................................    25,350      68,311
    Stada Arzneimittel AG................................   185,987   7,086,143
    STINAG Stuttgarter Invest AG.........................    35,003     906,422
    Stoehr & Co. AG......................................     6,000      27,226

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
GERMANY -- (Continued)
    Stratec Biomedical Systems AG.......................    27,909 $  1,300,823
   *Sunways AG..........................................    15,188       63,850
  #*Suss Microtec AG....................................    59,969      748,057
    Symrise AG..........................................   330,233    9,021,556
    Syzygy AG...........................................    30,656      162,841
  #*TAG Immobilien AG...................................   120,250    1,209,492
    Takkt AG............................................   126,507    2,087,019
    TDS Informationstechnologie AG......................    89,063      529,965
   #Telegate AG.........................................    16,807      169,726
   *Tipp24 SE...........................................     6,835      330,823
    Tognum AG...........................................   210,779    8,056,575
   *Tom Tailor Holding AG...............................     3,122       66,556
   #Tomorrow Focus AG...................................   113,715      653,837
  #*TUI AG..............................................   468,655    4,331,480
    UMS United Medical Systems International AG.........     7,531       83,443
   *UmweltBank AG.......................................    17,805      622,492
    United Internet AG..................................   147,678    3,002,781
    VBH Holding AG......................................     9,415       62,820
   *Verbio AG...........................................    50,804      230,559
   #Vossloh AG..........................................    37,975    4,824,370
    VTG AG..............................................    21,680      558,968
   #Wacker Neuson SE....................................    38,309      676,121
   *Wanderer-Werke AG...................................     7,903          760
    Washtec AG..........................................     1,318       19,804
    Wincor Nixdorf AG...................................   119,287    7,460,001
    Wirecard AG.........................................   284,730    4,893,742
    Wuerttembergische Lebensversicherung AG.............    27,308      685,054
    Wuerttembergische Metallwarenfabrik AG..............    29,451    1,163,731
   *XING AG.............................................     5,288      463,812
    Zhongde Waste Technology AG.........................     3,877       49,927
  #*zooplus AG..........................................     1,766      152,084
                                                                   ------------
TOTAL GERMANY...........................................            365,215,498
                                                                   ------------
GREECE -- (2.2%)
   *Aegean Airlines S.A.................................     5,746       14,554
   *Aegek S.A...........................................   120,000       34,264
  #*Agricultural Bank of Greece S.A.....................    75,249       85,614
    Alapis Holding Industrial & Commercial S.A. of
      Pharmaceutical Chemical Products..................    87,977       44,113
   *Alfa Alfa Energy S.A................................     3,810        7,610
  #*Alpha Bank A.E......................................   531,072    2,328,069
   *Alumil Aluminum Industry S.A........................    48,665       45,416
   *Alysida S.A.........................................     2,376        6,797
   *Anek Lines S.A......................................   504,442      130,362
   *Astir Palace Hotels S.A.............................    93,886      302,040
   *Athens Medical Center S.A...........................   150,874       91,210
   *Atlantic Supermarkets S.A...........................    34,730        3,992
   *Attica Bank S.A.....................................   184,869      190,804
   *Atti-Kat S.A........................................    56,554        3,248
   *Autohellas S.A......................................    83,520      175,244
   *Babis Vovos International Construction S.A..........    59,807       73,924
   *Balafas S.A.........................................    15,200        4,150
   *Balkan Real Estate S.A..............................     5,450        3,365
   *Bank of Cyprus Public Co., Ltd...................... 1,834,953    4,006,826
    Bank of Greece S.A..................................    75,285    2,682,616
   *Daios Plastics S.A..................................    16,350      128,278
    Diagnostic & Therapeutic Center of Athens Hygeia
      S.A...............................................   275,576      134,716
  #*EFG Eurobank Ergasias S.A...........................   955,712    3,714,688
   *Elastron S.A........................................    97,711      112,401
   *Elbisco Holding S.A.................................    28,098       21,821
   *Elektrak S.A........................................    37,647       91,311
   *Elektroniki Athinon S.A.............................    22,490        6,444

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
GREECE -- (Continued)
   *Ellaktor S.A..........................................   522,735 $2,029,088
   *Etma Rayon S.A........................................    11,242     22,777
    Euro Reliance General Insurance Co. S.A...............    54,730     39,289
   *Euromedica S.A........................................    67,698     31,068
    EYDAP Athens Water Supply & Sewage Co. S.A............   105,631    631,776
   *F.G. Europe S.A.......................................     4,536      3,641
   *Folli Follie Group S.A................................   111,151  1,470,095
   *Forthnet S.A..........................................   254,703    149,989
   *Fourlis Holdings S.A..................................   145,058    850,716
    Frigoglass S.A........................................    90,234  1,204,803
   *GEK Terna S.A.........................................   296,155    838,301
   *Geniki Bank S.A.......................................    31,074     40,201
   *Halkor S.A............................................   226,556    325,658
   *Hellenic Cables S.A...................................    65,236    168,280
    Hellenic Exchanges S.A................................   213,824  1,499,158
    Hellenic Petroleum S.A................................   324,378  2,994,602
   *Hellenic Sugar Industry S.A...........................    78,005    104,220
    Heracles General Cement Co. S.A.......................    77,436    445,467
    Iaso S.A..............................................   206,042    339,947
    Inform P. Lykos S.A...................................    32,970     48,820
   *Informatics S.A.......................................     3,778      1,683
   *Intracom Holdings S.A.................................   315,975    195,549
   *Intracom Technical & Steel Constructions S.A..........    80,002     77,088
    Intralot S.A.-Integrated Lottery Systems & Services...   431,249    786,901
   *Ionian Hotel Enterprises S.A..........................    16,914    340,253
   *Ipirotiki Software & Publications S.A.................    22,110     61,634
    JUMBO S.A.............................................   243,338  1,718,274
    Karelia Tobacco Co., Inc. S.A.........................     5,787    532,758
   *Kathimerini Publishing S.A............................    47,170    230,795
   *Lambrakis Press S.A...................................   115,149     38,194
   *Lamda Development S.A.................................       905      4,876
   *Lan-Net S.A...........................................    12,688     21,878
   *Lavipharm S.A.........................................    69,881     41,180
   *Loulis Mills S.A......................................    41,702    105,758
    Marfin Investment Group S.A........................... 2,342,108  1,514,097
  #*Marfin Popular Bank PCL............................... 3,475,145  2,593,934
    Metka S.A.............................................    99,168  1,175,278
    Michaniki S.A.........................................   165,545     54,749
    Motor Oil (Hellas) Corinth Refineries S.A.............   162,436  1,844,650
   *Mytilineos Holdings S.A...............................   340,799  2,395,617
   *Neorion Holdings S.A..................................    14,991      5,384
   *Pegasus Publishing S.A................................    94,144     39,206
  #*Piraeus Bank S.A...................................... 4,522,314  5,850,820
   *Piraeus Port Authority S.A............................    19,885    365,286
   *Promota Hellas S.A....................................     8,860      2,928
   *Proton Bank S.A.......................................   141,214    115,643
   *Public Power Corp. S.A................................   165,358  2,035,378
   *Real Estate Development & Services S.A................    94,497    160,447
   *S&B Industrial Minerals S.A...........................    68,336    413,693
    Sarantis S.A..........................................    74,884    316,389
   *Selected Textile S.A..................................    69,947     39,083
   *Sfakianakis S.A.......................................    17,777     37,061
   *Sidenor Steel Products Manufacturing Co. S.A..........    27,729    122,379
   *Spyroy Agricultural Products S.A......................    61,348     48,462
   *T Bank S.A............................................   228,007     13,074
   *Technical Olympic S.A.................................     2,237      5,471
   *Teletypos S.A. Mega Channel...........................    77,669    182,370
    Terna Energy S.A......................................   117,605    439,424
   *Themeliodomi S.A......................................    37,422     19,896
    Thessaloniki Port Authority S.A.......................     6,936    130,923
    Thessaloniki Water Supply & Sewage Co. S.A............    11,146     68,586

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- -----------
GREECE -- (Continued)
    Thrace Plastics Co. S.A.............................   104,616 $    76,745
    Titan Cement Co. S.A................................   182,695   3,764,814
  #*TT Hellenic Postbank S.A............................   695,353   2,518,805
   *Varvaressos S.A. European Spinning Mills............    36,350       6,793
   *Viohalco S.A........................................   409,999   2,448,758
                                                                   -----------
TOTAL GREECE............................................            60,644,737
                                                                   -----------
IRELAND -- (2.6%)
    Abbey P.L.C.........................................    84,370     616,477
   *Aer Lingus Group P.L.C..............................   763,185     742,071
   *Allied Irish Banks P.L.C............................ 1,323,599     196,507
   *Aminex P.L.C........................................   496,086      60,311
    C&C Group P.L.C. (B010DT8)..........................   399,607   2,004,883
    C&C Group P.L.C. (B011Y09).......................... 1,014,594   5,155,181
    DCC P.L.C...........................................   308,989   8,327,896
    DCC P.L.C. (4189477)................................    18,170     491,358
    Donegal Creameries P.L.C............................    26,085     147,671
    Dragon Oil P.L.C.................................... 1,347,235  12,007,931
   *Elan Corp. P.L.C....................................    74,754     835,424
    FBD Holdings P.L.C..................................   125,728   1,249,131
    Fyffes P.L.C........................................ 1,020,533     615,500
    Glanbia P.L.C. (0066950)............................   700,613   4,587,084
    Glanbia P.L.C. (4058629)............................    69,229     454,518
    Grafton Group P.L.C.................................   538,250   2,249,568
    Greencore Group P.L.C. (0386410)....................   615,927     831,874
    Greencore Group P.L.C. (5013832)....................   189,468     255,531
    IFG Group P.L.C.....................................   337,495     849,454
   *Independent News & Media P.L.C. (B59HWB1)...........   369,574     177,423
   *Independent News & Media P.L.C. (B5TR5N4)...........   318,060     152,912
    Irish Continental Group P.L.C.......................    91,000   1,991,356
   *Kenmare Resources P.L.C. (0487948).................. 4,136,548   3,853,013
   *Kenmare Resources P.L.C. (4490737)..................    25,733      24,034
    Kingspan Group P.L.C. (0492793).....................   351,640   3,526,149
    Kingspan Group P.L.C. (4491235).....................    60,845     611,856
   *McInerney Holdings P.L.C............................   697,135      39,668
    Paddy Power P.L.C. (0258810)........................   180,573   8,834,536
    Paddy Power P.L.C. (4828974)........................    10,071     492,567
   *Providence Resources P.L.C..........................    62,580     256,276
   *Smurfit Kappa Group P.L.C...........................   456,586   4,699,846
    Total Produce P.L.C.................................   871,395     494,504
    United Drug P.L.C. (3302480)........................   820,214   2,754,243
    United Drug P.L.C. (3335969)........................    53,080     178,162
                                                                   -----------
TOTAL IRELAND...........................................            69,764,915
                                                                   -----------
ISRAEL -- (2.5%)
   *Africa Israel Investments, Ltd......................   254,834   1,530,793
   *Africa Israel Properties, Ltd.......................    31,703     326,474
    Africa Israel Residences, Ltd.......................       594       8,079
   *Airport City, Ltd...................................    47,365     210,368
    Alon Holdings Blue Square Israel, Ltd...............    44,917     374,135
   *AL-ROV Israel, Ltd..................................    15,025     456,488
    Alrov Properties & Lodgings, Ltd....................     3,721      69,253
   *Alvarion, Ltd.......................................   186,966     281,528
    Amot Investments, Ltd...............................    65,457     182,940
   *AudioCodes, Ltd.....................................   159,083     865,365
    Avgol Industries 1953, Ltd..........................   128,930     110,323
   *Azorim Investment Development & Construction Co.,
     Ltd................................................       189         373
    Bayside Land Corp...................................     1,489     352,457
   *Big Shopping Centers 2004, Ltd......................     1,832      47,337
   *Biocell, Ltd........................................    19,162     164,326
   *BioLine RX, Ltd.....................................   535,468     255,809

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Blue Square Real Estate, Ltd..........................     3,782 $   95,740
    British Israel Investments, Ltd.......................    27,461    100,675
   *Ceragon Networks, Ltd.................................    17,205    216,062
   *Clal Biotechnology Industries, Ltd....................   146,663    806,525
    Clal Industries & Investments, Ltd....................   285,112  1,876,909
    Clal Insurance Enterprises Holdings, Ltd..............    83,321  1,869,531
   *Compugen, Ltd.........................................    27,479    106,663
    Dan Vehicle & Transportation D.V.T., Ltd..............       293      2,221
    Delek - The Israeli Fuel Corp., Ltd...................     2,909     84,681
    Delek Automotive Systems, Ltd.........................   107,838  1,149,739
   *Delek Energy Systems, Ltd.............................       797    305,571
    Delta-Galil Industries, Ltd...........................    14,983    100,567
    Direct Insurance - I.D.I. Insurance Co., Ltd..........    30,880     75,934
    DS Apex Holdings, Ltd.................................    33,141    193,392
   *El Al Israel Airlines, Ltd............................   738,714    192,234
   *Elbit Medical Imaging, Ltd............................    53,265    317,210
    Electra (Israel), Ltd.................................     4,994    541,930
   *Electra Real Estate, Ltd..............................    19,237     98,918
   *Elron Electronic Industries, Ltd......................    57,768    288,397
   *Evogene, Ltd..........................................    51,289    225,627
   *EZchip Semiconductor, Ltd.............................    47,448  1,485,520
    First International Bank of Israel, Ltd...............    98,118  1,412,574
    FMS Enterprises Migun, Ltd............................    10,300    239,409
    Formula Systems, Ltd..................................    27,112    493,385
    Frutarom Industries, Ltd..............................   162,348  1,730,285
    Fundtech, Ltd.........................................    10,817    203,022
   *Gilat Satellite Networks, Ltd.........................    62,979    305,263
   *Given Imaging, Ltd....................................    31,987    622,361
    Golf & Co., Ltd.......................................    57,649    269,175
    Granite Hacarmel Investments, Ltd.....................   144,714    273,282
   *Hadera Paper, Ltd.....................................     9,516    598,392
    Harel Insurance Investments & Finances, Ltd...........    34,332  1,791,495
   *Hot Telecommunications Systems, Ltd...................    92,836  1,542,355
   *Industrial Building Corp., Ltd........................   174,051    339,363
   *Israel Cold Storage & Supply Co., Ltd.................     1,076     13,849
   *Israel Discount Bank, Ltd.............................   971,957  1,877,240
    Israel Land Development Co., Ltd. (The)...............    22,615    199,437
    Ituran Location & Control, Ltd........................    84,441  1,162,403
   *Jerusalem Oil Exploration, Ltd........................    29,594    522,755
   *Kamada, Ltd...........................................   110,315    817,425
    Maabarot Products, Ltd................................    21,999    236,530
   *Magic Software Enterprises, Ltd.......................       693      3,421
   *Makhteshim-Agan Industries, Ltd.......................   657,045  3,616,498
    Matrix IT, Ltd........................................   171,428  1,001,280
    Melisron, Ltd.........................................    15,644    341,392
   *Mellanox Technologies, Ltd............................    84,859  2,895,102
   *Menorah Mivtachim Holdings, Ltd.......................   101,061  1,010,599
    Migdal Insurance & Financial Holding, Ltd.............   934,324  1,589,589
    Mizrahi Tefahot Bank, Ltd.............................   163,782  1,720,931
   *Naphtha Israel Petroleum Corp., Ltd...................   103,666    353,481
   *Ness Technologies, Inc................................    28,017    213,859
    Neto M.E. Holdings, Ltd...............................     5,411    284,375
    NetVision, Ltd........................................    32,732    456,271
   *NICE Systems, Ltd.....................................    54,894  1,956,370
   *NICE Systems, Ltd. Sponsored ADR......................    90,739  3,241,197
   *Nitsba Holdings 1995, Ltd.............................    62,733    585,669
   *Oil Refineries, Ltd................................... 3,239,580  2,182,092
   *Orckit Communications, Ltd............................    38,290     74,292
    Ormat Industries, Ltd.................................   293,852  1,937,266
    Osem Investments, Ltd.................................   101,782  1,686,171
    Paz Oil Co., Ltd......................................    12,287  1,936,189

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
 ISRAEL -- (Continued)
     Phoenix Holdings, Ltd. (The)........................   195,715 $   599,585
     Plasson Industries, Ltd.............................     3,076      77,325
    *RADVision, Ltd......................................    20,382     148,837
     Rami Levi Chain Stores Hashikma Marketing 2006,
       Ltd...............................................    27,880   1,021,020
    *Retalix, Ltd........................................    65,875   1,002,576
    *Scailex Corp, Ltd...................................    29,002     399,193
     Shikun & Binui, Ltd.................................   794,937   1,820,654
    *Space Communication, Ltd............................    11,241     176,398
     Strauss Group, Ltd..................................   122,758   1,842,201
    *Suny Electronic, Ltd................................    33,820     319,639
     Super-Sol, Ltd. Series B............................   368,517   2,067,483
    *Tower Semiconductor, Ltd............................ 1,325,086   1,389,461
     Union Bank of Israel, Ltd...........................   103,064     474,765
                                                                    -----------
 TOTAL ISRAEL............................................            68,445,275
                                                                    -----------
 ITALY -- (6.9%)
   #*A.S. Roma SpA.......................................   293,436     282,139
     ACEA SpA............................................   280,731   2,469,368
     Acegas-APS SpA......................................   110,973     627,729
    *Acotel Group SpA....................................       810      33,187
    *Aedes SpA........................................... 1,412,879     210,041
    *Aeffe SpA...........................................    76,830     105,582
     Aeroporto de Firenze SpA............................    17,399     253,366
    #Alerion Cleanpower SpA..............................    67,767     509,752
     Amplifon SpA........................................   189,650   1,214,801
     Ansaldo STS SpA.....................................   321,559   3,107,777
     Arnoldo Mondadori Editore SpA.......................   392,186   1,240,135
     Ascopiave SpA.......................................   114,826     249,116
     Astaldi SpA.........................................   228,281   1,402,295
     Autogrill SpA.......................................   397,526   5,231,999
     Azimut Holding SpA..................................   454,770   3,707,069
     Banca Finnat Euramerica SpA.........................   685,945     394,866
    #Banca Generali SpA..................................   131,963   1,577,102
     Banca IFIS SpA......................................   102,347     690,220
     Banca Piccolo Credito Valtellinese Scarl............   760,746   3,140,953
    #Banca Popolare dell'Emilia Romagna Scrl.............   645,361   6,487,411
    *Banca Popolare dell'Etruria e del Lazio Scarl.......    92,426     259,151
    #Banca Popolare di Milano Scarl...................... 1,092,906   2,357,514
    #Banca Popolare di Sondrio Scarl.....................   894,582   6,795,669
     Banca Profilo SpA...................................   483,213     232,130
     Banco di Desio e della Brianza SpA..................   232,296   1,166,769
    #BasicNet SpA........................................   101,215     345,129
     Beghelli SpA........................................   427,981     338,466
     Benetton Group SpA..................................   220,256   1,528,481
    *Biesse SpA..........................................    54,004     354,469
     Bonifica Terreni Ferraresi e Imprese Agricole SpA...    10,867     349,963
     Brembo SpA..........................................   162,145   2,178,765
    *Brioschi Sviluppo Immobiliare SpA...................   168,711      34,296
    *Buongiorno SpA......................................   395,420     733,150
   #*Buzzi Unicem SpA....................................   284,221   3,330,392
    #C.I.R. SpA - Compagnie Industriali Riunite.......... 1,614,226   3,780,305
     Cairo Communication SpA.............................    18,550      77,876
     Caltagirone Editore SpA.............................     6,120      12,565
     Caltagirone SpA.....................................   246,310     640,317
    *Carraro SpA.........................................   113,633     475,228
     Cembre SpA..........................................    40,330     405,953
     Cementir Holding SpA................................   293,286     761,174
    *Class Editore SpA...................................   165,655      69,562
     Credito Artigiano SpA...............................   361,183     631,582
     Credito Bergamasco SpA..............................   129,374   4,105,181
     Credito Emiliano SpA................................   376,390   1,903,543

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ITALY -- (Continued)
    CSP International Fashion Group SpA...................    13,481 $   22,607
   *Dada SpA..............................................     6,181     25,561
   *d'Amico International Shipping SA.....................   133,519    149,717
   #Danieli & Co. SpA.....................................    58,099  1,552,165
    Datalogic SpA.........................................    33,880    310,845
    Davide Campari - Milano SpA...........................   990,609  8,171,937
    De Longhi SpA.........................................   305,654  3,763,431
  #*DeA Capital SpA.......................................   233,390    496,187
   #DiaSorin SpA..........................................    77,818  3,846,647
   *Digital Multimedia Technologies SpA...................    39,294  1,220,265
   *EEMS Italia SpA.......................................   110,285    144,025
    Elica SpA.............................................    44,844     79,055
    Emak SpA..............................................    57,399    291,242
    Engineering Ingegneria Informatica SpA................     8,364    269,366
    ERG SpA...............................................   242,145  3,224,854
  #*ErgyCapital SpA.......................................     5,992      3,301
    Esprinet SpA..........................................   104,855    555,948
  #*Eurotech SpA..........................................    82,279    216,363
   #Falck Renewables SpA..................................   215,880    367,858
  #*Fiera Milano SpA......................................    37,863    230,784
  #*Fondiaria - Sai SpA...................................   247,975    643,995
   *Gas Plus SpA..........................................       975      3,904
    Gefran SpA............................................    32,485    195,934
  #*Gemina SpA............................................ 1,815,266  1,838,862
   #Geox SpA..............................................   305,569  1,569,980
   *Gruppo Ceramiche Ricchetti SpA........................   100,487     34,653
   *Gruppo Coin SpA.......................................   121,022  1,123,981
    Gruppo Editoriale L'Espresso SpA......................   670,242  1,556,459
    Gruppo MutuiOnline SpA................................    13,350     84,909
    Hera SpA.............................................. 1,822,830  3,593,776
   *I Grandi Viaggi SpA...................................    98,547    123,405
    Immsi SpA.............................................   743,533    835,491
  #*Impregilo SpA......................................... 1,243,552  3,527,473
    Indesit Co. SpA.......................................   185,473  1,479,022
    Industria Macchine Automatiche SpA....................    58,626  1,232,360
    Industria Romagnola Conduttori Elettrici SpA..........    43,452    135,950
    Intek SpA.............................................   267,440    137,772
    Interpump Group SpA...................................   255,327  2,070,087
    Iren SpA.............................................. 1,758,434  2,899,898
    Isagro SpA............................................    10,591     46,313
   #Italcementi SpA.......................................   279,135  2,246,137
    Italmobiliare SpA.....................................    28,096    986,638
  #*Juventus Football Club SpA............................   118,274    138,577
  #*Kerself SpA...........................................    38,610    100,402
    KME Group SpA.........................................   747,551    320,787
   #Landi Renzo SpA.......................................   203,171    625,512
   *Lottomatica SpA.......................................   177,645  3,523,018
   #Maire Tecnimont SpA...................................   601,549    983,236
   #Marcolin SpA..........................................    60,096    445,559
  #*Mariella Burani SpA...................................    32,721         --
    Marr SpA..............................................   132,607  1,691,002
  #*Mediolanum SpA........................................   623,636  2,586,758
  #*Milano Assicurazioni SpA..............................   907,587    396,335
   *Monrif SpA............................................   315,834    170,020
   *Montefibre SpA........................................   135,004     28,180
    Nice SpA..............................................    29,427    125,353
   *Pagnossin SpA.........................................     9,000         --
   *PanariaGroup Industrie Ceramiche SpA..................    42,000     77,330
    Piaggio & C. SpA......................................   511,332  2,113,765
   *Pininfarina SpA.......................................    82,321    447,025
   *Piquadro SpA..........................................     7,354     26,749

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
ITALY -- (Continued)
    Pirelli & Co. SpA...................................   657,369 $  6,816,033
   *Poltrona Frau SpA...................................    44,004       75,116
   *Prelios SpA......................................... 2,389,900    1,303,036
  #*Premafin Finanziaria SpA............................   961,257      509,827
    Prysmian SpA........................................   653,038   12,087,023
  #*RCS MediaGroup SpA..................................   177,923      263,456
    Recordati SpA.......................................   408,182    4,446,737
    Reply SpA...........................................     8,234      214,550
   *Retelit SpA.........................................   113,922       65,156
   *Richard-Ginori 1735 SpA.............................    14,080        7,226
    Sabaf SpA...........................................    24,109      585,001
    SAES Getters SpA....................................    30,068      364,095
   *Safilo Group SpA....................................   140,163    1,888,268
  #*Saras SpA........................................... 1,269,180    2,605,264
    SAVE SpA............................................     4,527       47,599
    Screen Service Broadcasting Technologies SpA........   152,715      111,868
  #*Seat Pagine Gialle SpA.............................. 2,988,837      250,811
    Societa' Cattolica di Assicurazioni S.c.r.l.........   180,734    4,373,426
   #Societa Iniziative Autostradali e Servizi SpA.......   217,716    2,143,423
    Sogefi SpA..........................................   186,290      694,495
    Sol SpA.............................................   166,511    1,377,556
   *Sorin SpA........................................... 1,139,193    3,194,078
   *Stefanel SpA........................................   112,528       86,213
    Tamburi Investment Partners SpA.....................    25,775       55,967
  #*Telecom Italia Media SpA............................ 1,206,455      335,162
  #*Tiscali SpA......................................... 3,437,478      302,383
    Tod's SpA...........................................    47,508    6,357,242
   #Trevi Finanziaria SpA...............................   138,583    1,777,090
   *Uni Land SpA........................................    51,835       37,539
  #*Unipol Gruppo Finanziario SpA....................... 3,047,354    1,405,082
    Vianini Industria SpA...............................    59,070      103,403
    Vianini Lavori SpA..................................   175,180    1,026,079
    Vittoria Assicurazioni SpA..........................   121,346      608,262
  #*Yoox SpA............................................    39,534      673,332
    Zignago Vetro SpA...................................    27,216      214,327
                                                                   ------------
TOTAL ITALY.............................................            187,317,428
                                                                   ------------
NETHERLANDS -- (4.2%)
    Aalberts Industries NV..............................   384,012    7,481,411
    Accell Group NV.....................................    78,666    2,039,782
   *AFC Ajax NV.........................................    18,134      182,413
  #*AMG Advanced Metallurgical Group NV.................    86,917    1,454,547
   #Amsterdam Commodities NV............................    60,751      868,879
   #Arcadis NV..........................................   193,913    4,571,077
   #ASM International NV................................   205,174    5,831,615
   *Atag Group NV.......................................     4,630        1,929
    Batenburg Beheer NV.................................    10,306      327,429
   #BE Semiconductor Industries NV......................   115,343      783,970
    Beter Bed Holding NV................................    72,418    1,807,498
    BinckBank NV........................................   153,967    2,126,081
    Brunel International NV.............................    51,660    2,156,052
   *Crown Van Gelder NV.................................    18,307      135,240
    CSM NV..............................................   241,678    6,395,929
    Delta Lloyd NV......................................    32,140      702,367
    DOCdata NV..........................................    22,463      388,534
    Exact Holding NV....................................    61,464    1,819,129
    Fornix Biosciences NV...............................    22,793       19,633
   #Grontmij NV.........................................    77,359    1,438,150
    Heijmans NV.........................................    59,797    1,372,684
    Hunter Douglas NV...................................     3,309      152,103
   #Imtech NV...........................................   272,621    8,793,860

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
NETHERLANDS -- (Continued)
  #*Kardan NV...........................................    89,500 $    399,407
    KAS Bank NV.........................................    50,870      702,871
   #Kendrion NV.........................................    39,829    1,039,291
    Koninklijke Bam Groep NV............................   844,427    4,756,429
    Koninklijke Ten Cate NV.............................   107,008    3,724,296
   #Koninklijke Wessanen NV.............................   205,031      893,313
  #*LBi International NV................................   148,925      355,087
    Macintosh Retail Group NV...........................    48,688    1,058,761
    Mediq NV............................................   212,792    3,968,141
   #Nederlandsche Apparatenfabriek NV...................    28,810      968,554
    Nutreco NV..........................................   143,733    9,993,729
   *Ordina NV...........................................   192,481      741,464
  #*Pharming Group NV...................................   464,980       77,917
   *Punch Graphix NV....................................    57,642      236,497
   *Qurius NV...........................................   335,655      114,377
   *Roto Smeets Group NV................................    11,826      128,443
    Royal Reesink NV....................................     1,428      160,003
    SBM Offshore NV.....................................   563,703   13,475,334
    Sligro Food Group NV................................    98,516    3,515,346
   *SNS Reaal Groep NV..................................   504,497    2,103,458
   #Stern Groep NV......................................     1,258       39,123
   #Telegraaf Media Groep NV............................   163,704    2,755,242
   *Textielgroep Twenthe NV.............................     1,000           --
   #TKH Group NV........................................   111,587    3,226,729
  #*TomTom NV...........................................   547,355    2,589,355
    Unit 4 NV...........................................    80,164    2,659,493
   #USG People NV.......................................   237,375    3,550,442
   *Wavin NV............................................   162,617    2,059,351
                                                                   ------------
TOTAL NETHERLANDS.......................................            116,142,765
                                                                   ------------
NORWAY -- (2.8%)
   #ABG Sundal Collier Holding ASA......................   743,363      802,566
   #Acta Holding ASA....................................   588,069      292,329
    AF Gruppen ASA......................................     2,718       24,936
    Aker ASA............................................     2,312       61,067
   #Aktiv Kapital ASA...................................    82,564      492,862
   *Algeta ASA..........................................    77,466    2,887,690
    Arendals Fosse Kompani ASA..........................       100       31,911
    Atea ASA............................................   246,557    2,534,808
    Austevoll Seafood ASA...............................   239,484    1,318,506
    Bonheur ASA.........................................    50,200    1,393,650
    BW Offshore, Ltd.................................... 1,004,602    2,204,354
   #BWG Homes ASA.......................................   241,807      783,860
   *Camillo Eitze & Co. ASA.............................    58,200       64,639
    Cermaq ASA..........................................   265,931    3,713,410
   *Clavis Pharma ASA...................................    14,832      120,651
   *Copeinca ASA........................................    76,559      622,872
   *Deep Sea Supply P.L.C...............................   337,427      684,442
   *Det Norske Oljeselskap ASA..........................   169,996      838,404
  #*DNO International ASA............................... 3,379,836    3,805,075
   *Dockwise, Ltd.......................................    34,523      885,214
  #*DOF ASA.............................................   143,497    1,221,055
   *EDB ErgoGroup ASA...................................   265,425      633,334
  #*Eitzen Chemical ASA................................. 1,219,666      112,336
    Ekornes ASA.........................................   109,590    2,390,371
  #*Electromagnetic GeoServices ASA.....................   326,537      691,880
   *Eltek ASA...........................................   706,605      622,630
    Farstad Shipping ASA................................    59,843    1,782,658
   *Fornebu Utvikling ASA...............................    60,066       22,215
    Ganger Rolf ASA.....................................    54,510    1,358,433
    Golar LNG, Ltd......................................    27,613    1,057,513

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
NORWAY -- (Continued)
   #Golden Ocean Group, Ltd..............................   863,548 $   811,228
   *Grieg Seafood ASA....................................   122,305     252,545
  #*Havila Shipping ASA..................................    22,400     207,720
   *Hurtigruten ASA......................................   481,357     411,787
   *Intex Resources ASA..................................    21,863      18,611
  #*Kongsberg Automotive Holding ASA..................... 1,766,658   1,233,282
    Kongsberg Gruppen ASA................................    32,482     902,211
   *Kverneland ASA.......................................   258,080     271,953
    Leroey Seafood Group ASA.............................    34,707     695,340
   *Natural ASA..........................................   388,026     130,412
   #Nordic Semiconductor ASA.............................   537,446   1,718,651
   *Norse Energy Corp. ASA............................... 1,872,731     224,856
  #*Norske Skogindustrier ASA Series A...................   541,477     802,101
    Northern Offshore, Ltd...............................   150,186     296,744
  #*Norwegian Air Shuttle ASA............................    75,844   1,477,163
  #*Norwegian Energy Co. ASA.............................   720,771     890,461
   *Odfjell ASA Series A.................................    92,300     771,211
    Olav Thon Eiendomsselskap ASA........................    12,960   2,131,322
  #*Opera Software ASA...................................   295,148   1,892,918
  #*Panoro Energy ASA....................................   122,537     138,743
   *PCI Biotech ASA......................................     3,357      27,849
   *Petrolia ASA.........................................   707,748     109,642
  #*Photocure ASA........................................    33,562     267,205
  #*Pronova BioPharma ASA................................   425,737     791,041
    Prosafe ASA..........................................   719,875   5,353,407
   *Q-Free ASA...........................................    80,000     227,232
    Salmar ASA...........................................    16,094     145,558
   *Scana Industrier ASA.................................   319,755     335,957
   *Seabird Exploration, Ltd.............................   227,860      56,472
  #*Sevan Marine ASA..................................... 2,385,768     239,008
   *Siem Offshore, Inc...................................   311,824     608,577
    Solstad Offshore ASA.................................    57,727   1,214,265
   *Songa Offshore SE....................................   598,986   3,296,889
    SpareBanken 1 SMN....................................   273,273   2,434,123
    Stolt-Nielsen, Ltd. ASA..............................    20,635     527,738
    TGS Nopec Geophysical Co. ASA........................    37,973   1,107,625
    Tomra Systems ASA....................................   619,160   5,598,457
   *TTS Marine ASA.......................................    55,649     117,421
    Veidekke ASA.........................................   327,908   2,831,952
    Wilh Wilhelmsen Holding ASA..........................    62,749   1,744,035
                                                                    -----------
TOTAL NORWAY.............................................            75,769,383
                                                                    -----------
PORTUGAL -- (0.9%)
   #Altri SGPS SA........................................   407,980     839,875
  #*Banco BPI SA......................................... 1,177,146   1,586,183
  #*Banco Comercial Portugues SA......................... 5,253,843   2,423,724
   *Banif SGPS SA........................................   544,105     420,609
  #*Brisa SA.............................................   585,118   2,720,947
    Corticeira Amorim SGPS SA............................   223,729     374,649
    Ibersol SGPS SA......................................    20,401     206,473
   *Impresa SGPS SA......................................   369,303     280,821
   *Investimentos Participacoes e Gestao SA..............   319,480     119,317
    Mota-Engil SGPS SA...................................   359,581     671,046
    Novabase SGPS SA.....................................    65,729     253,846
   *ParaRede SGPS SA.....................................    92,043      26,329
   #Portucel-Empresa Produtora de Pasta de Papel SA......   815,988   2,425,107
    Redes Energeticas Nacionais SA.......................   595,097   1,960,553
   *Sag Gest - Solucoes Automovel Globais SGPS SA........   251,556     180,856
    Sociedade de Investimento e Gestao SGPS SA...........   267,754   2,653,597
   *Sonae Capital SGPS SA................................    41,386      17,767
  #*Sonae Industria SGPS SA..............................   280,764     463,212

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
PORTUGAL -- (Continued)
    Sonae SGPS SA.......................................  2,661,199 $ 2,539,472
   #Sonaecom SGPS SA....................................    477,418   1,027,892
   *Sumol & Compal SA...................................     67,967     129,015
    Teixeira Duarte SA..................................    734,737     390,993
    Toyota Caetano Portugal SA..........................     53,308     283,415
   #Zon Multimedia Servicos de Telecomunicacoes e
     Multimedia SGPS SA.................................    621,293   2,549,702
                                                                    -----------
TOTAL PORTUGAL..........................................             24,545,400
                                                                    -----------
SPAIN -- (4.9%).........................................
   #Abengoa SA..........................................    162,181   4,595,176
    Adolfo Dominguez SA.................................     20,351     225,533
    Almirall SA.........................................    176,170   1,676,827
  #*Amper SA............................................     96,925     446,352
   #Antena 3 de Television SA...........................    269,528   2,136,486
   *Azkoyen SA..........................................     70,532     211,018
    Banco de Sabadell SA Convertible Shares.............    212,446     183,159
  #*Banco de Valencia SA................................    483,305     945,737
   #Banco Pastor SA.....................................    336,110   1,438,755
   #Bankinter SA........................................  1,006,147   6,202,240
   *Baron de Ley SA.....................................     13,910     951,205
   #Bolsas y Mercados Espanoles SA......................    232,796   6,667,069
   #Caja de Ahorros del Mediterraneo SA.................    116,412     731,288
    Campofrio Food Group SA.............................     95,179     839,971
  #*Cementos Portland Valderrivas SA....................     45,212     748,069
  #*Cie Automotive SA...................................     98,486     855,075
   *Codere SA...........................................     58,575     774,041
    Compania Vinicola del Norte de Espana SA............     16,119     355,450
    Construcciones y Auxiliar de Ferrocarriles SA.......      7,518   4,206,624
  #*Corporacion Dermoestetica SA........................     30,628      60,922
  #*Deoleo SA...........................................  1,371,618     795,218
    Dinamia Capital Privado Sociedad de Capital Riesgo
      SA................................................     19,639     184,075
    Duro Felguera SA....................................    276,209   2,208,294
    Ebro Foods SA.......................................    340,839   6,612,804
    Elecnor SA..........................................    198,254   2,993,437
   *Ercros SA...........................................    261,298     365,387
   #Faes Farma SA.......................................    569,409   1,519,200
   *Faes Farma SA Issue 11..............................     28,470      76,091
    Fersa Energias Renovables SA........................     57,071      85,404
   #Fluidra SA..........................................     51,323     213,566
  #*Fomento de Construcciones y Contratas SA............     60,155   1,650,344
  #*Gamesa Corp Tecnologica SA..........................    816,426   5,967,032
  #*General de Alquiler de Maquinaria SA................     32,241      67,914
   #Grifols SA..........................................    457,616  10,002,203
    Grupo Catalana Occidente SA.........................    165,895   3,938,715
    Grupo Empresarial Ence SA...........................    684,964   2,459,923
   *Grupo Ezentis SA....................................  1,009,562     339,498
   *Grupo Tavex SA......................................    244,131     148,317
    Iberpapel Gestion SA................................     25,850     584,921
   #Indra Sistemas SA...................................    359,351   7,122,731
   *Inmobiliaria Colonial SA............................     50,801     343,381
    Inmobiliaria del Sur SA.............................      2,902      42,561
  #*Jazztel P.L.C.......................................    770,576   4,787,005
   *La Seda de Barcelona SA............................. 10,928,289   1,314,268
   #Laboratorios Farmaceuticos Rovi SA..................     46,464     370,392
    Mediaset Espana Comunicacion SA.....................    308,403   2,887,384
   #Melia Hotels International SA.......................    214,757   2,234,165
    Miquel y Costas & Miquel SA.........................     26,111     803,096
   *Natra SA............................................    109,456     192,145
   *Natraceutical SA....................................    645,689     251,817
  #*NH Hoteles SA.......................................    421,083   2,638,683
   *Nicolas Correa SA...................................     26,994      75,390

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES    VALUE++
                                                           ------- ------------
SPAIN -- (Continued)
    Obrascon Huarte Lain SA............................... 142,309 $  4,522,797
    Papeles y Cartones de Europa SA....................... 226,938    1,263,427
   #Pescanova SA..........................................  36,768    1,581,666
    Prim SA...............................................  39,424      293,766
  #*Promotora de Informaciones SA......................... 906,686    1,840,072
   #Prosegur Cia de Seguridad SA..........................  87,574    4,025,614
  #*Quabit Inmobiliaria SA................................ 788,621      163,993
   *Realia Business SA.................................... 292,556      613,783
   *Renta Corp Real Estate SA.............................  20,828       44,961
  #*Reyal Urbis SA........................................  24,393       28,308
    Sacyr Vallehermoso SA.................................  53,704      443,050
   *Service Point Solutions SA............................ 727,483      381,398
  #*Sociedad Nacional Inds. Aplicaciones Celulosa
     Espanola SA.......................................... 227,522      503,875
    Solaria Energia y Medio Ambiente SA................... 110,688      287,398
    Tecnicas Reunidas SA..................................  86,912    3,832,003
   #Telecomunicaciones y Energia SA....................... 146,125      327,325
  #*Tubacex SA............................................ 427,191    1,378,246
   *Tubos Reunidos SA..................................... 416,951    1,218,293
    Unipapel SA...........................................  47,385      872,224
  #*Vertice Trescientos Sesenta Grados SA.................  57,183       16,850
    Vidrala SA............................................  67,941    1,963,701
    Viscofan SA........................................... 183,430    6,829,992
  #*Vocento SA............................................ 196,990      783,798
  #*Vueling Airlines SA...................................  46,917      481,039
  #*Zeltia SA............................................. 637,268    1,945,041
                                                                   ------------
TOTAL SPAIN...............................................          133,168,978
                                                                   ------------

SWEDEN -- (7.3%)
    Aarhuskarlshamn AB....................................  88,601    2,534,730
    Acando AB............................................. 224,754      564,386
  #*Active Biotech AB..................................... 145,913    1,825,503
   #AddNode AB............................................  15,385       72,941
   #Addtech AB Series B...................................  61,459    1,694,349
    AF AB................................................. 105,127    1,950,973
  #*Alliance Oil Co., Ltd. AB GDR.........................  41,310      697,695
   *Anoto Group AB........................................  80,683       34,652
    Aros Quality Group AB.................................  41,400      383,341
    Atrium Ljungberg AB Series B..........................  22,567      286,500
    Avanza Bank Holding AB................................  57,979    1,684,813
    Axfood AB.............................................  93,882    3,612,721
    Axis Communications AB................................ 183,851    3,800,181
   #B&B Tools AB..........................................  86,462    1,234,582
   *BE Group AB........................................... 170,187      901,987
    Beiger Electronics AB.................................  53,856      586,185
    Beijer Alma AB........................................  60,600    1,231,390
    Bergs Timber AB Series B..............................  10,861       27,683
   *Betsson AB............................................ 104,736    2,464,307
    Bilia AB Series A..................................... 113,425    1,878,292
    Billerud AB........................................... 355,810    3,213,135
    BioGaia AB Series B...................................  42,614      993,358
   *BioInvent International AB............................ 123,937      380,514
    Biotage AB............................................ 143,915      152,648
   *Bjorn Borg AB.........................................  64,280      483,289
   *Black Earth Farming, Ltd. AB..........................  22,400       93,991
    Bong Ljungdahl AB.....................................  24,800      110,499
   *Boras Waefveri AB Series B............................   6,564        1,377
    Brinova Fastigheter AB................................      98        1,633
   *Bure Equity AB........................................ 284,971    1,374,290
    Cantena AB............................................  56,762      918,720
   *Castellum AB.......................................... 544,487    7,876,549
   *Catella AB............................................ 226,140      366,782

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
SWEDEN -- (Continued)
   #Clas Ohlson AB Series B..............................   124,325 $ 1,648,424
    Cloetta AB...........................................    55,296     293,887
   *Concentric AB........................................   139,583     878,578
    Concordia Maritime AB Series B.......................    70,300     176,585
    Connecta AB..........................................    22,884     257,366
   *Consilium AB Series B................................    16,994      53,947
    CyberCom Group AB....................................    49,332     113,834
   *Dedicare AB Series B.................................    16,575      75,085
  #*Diamyd Medical AB....................................    52,148      85,211
    DORO AB..............................................    94,695     386,700
  #*Duni AB..............................................    87,433     793,344
    East Capital Explorer AB.............................    51,309     561,117
    Elekta AB Series B...................................   255,842  11,773,883
   *Enea AB..............................................    56,200     304,376
  #*Eniro AB.............................................   227,845     813,104
   *Fabege AB............................................   475,274   4,580,297
    Fagerhult AB.........................................    16,891     462,555
   *Fastighets AB Balder Series B........................   158,050     726,533
    Fenix Outdoor AB.....................................     3,961     103,787
    G & L Beijer AB Series B.............................    28,903   1,150,636
   *Global Health Partner AB.............................       827       1,669
   #Gunnebo AB...........................................   174,854   1,109,351
   #Hakon Invest AB......................................   161,629   2,299,716
    Haldex AB............................................   150,208     839,896
  #*Haldex AB Redemption Shares..........................   138,187     658,933
    Heba Fastighets AB Series B..........................    43,500     409,451
   #Hexpol AB............................................    81,526   2,240,454
  #*HIQ International AB.................................   167,909     942,866
    HMS Networks AB......................................     6,589     106,490
   #Hoganas AB Series B..................................    91,448   3,605,045
    Holmen AB............................................   180,281   5,245,818
   *HQ AB................................................    19,037      18,078
    Hufvudstaden AB Class A..............................   145,349   1,628,688
    Husqvarna AB Series A................................     3,495      20,349
    Husqvarna AB Series B................................    94,671     546,788
    Industrial & Financial Systems AB Series B...........    61,154   1,175,270
    Indutrade AB.........................................    44,403   1,356,921
    Intrum Justitia AB...................................   241,545   3,742,216
    JM AB................................................   299,638   5,804,000
   #KappAhl AB...........................................   195,033     824,949
  #*Karo Bio AB..........................................   810,178     160,842
   *Klovern AB...........................................   372,606   1,727,251
    KNOW IT AB...........................................    60,858     607,931
   *Kungsleden AB........................................   488,858   4,489,541
    Lagercrantz Group AB Series B........................    68,891     612,428
    Lammhults Design Group AB............................    19,547      81,402
    Lennart Wallenstam Byggnads AB Series B..............   385,959   3,934,836
   #Lindab International AB..............................   134,879   1,349,173
    Loomis AB............................................   231,367   3,131,098
   *Lundin Petroleum AB..................................   532,455   7,309,418
   *Meda AB Series A.....................................   739,378   9,124,018
   *Medivir AB...........................................    76,532   1,519,019
    Mekonomen AB.........................................    64,824   2,097,285
   *Micronic Mydata AB...................................   308,219     675,583
   *Midsona AB Series B..................................     1,733       4,459
   *NCC AB Series A......................................     2,846      55,960
    NCC AB Series B......................................   297,398   5,980,321
    Nederman Holding AB..................................     3,347      64,588
  #*Net Entertainment NE AB..............................    48,026     503,124
  #*Net Insight AB....................................... 1,181,753     500,251
    New Wave Group AB Series B...........................   152,864     906,146

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
SWEDEN -- (Continued)
   #NIBE Industrier AB..................................   237,265 $  3,994,702
    Niscayah Group AB................................... 1,099,785    3,146,538
  #*Nobia AB............................................   493,534    2,865,611
    Nolato AB Series B..................................    75,775      780,504
   *Nordic Mines AB.....................................    94,674      897,903
    Nordnet AB..........................................   177,432      551,958
   *Observer AB.........................................     3,286       26,927
    OEM International AB Series B.......................    44,400      430,088
  #*Opcon AB............................................    11,134       20,443
   #Orc Group AB........................................    70,376      697,856
   *Orexo AB............................................    63,035      349,352
    Oriflame Cosmetics SA...............................    52,739    2,405,019
   *PA Resources AB..................................... 1,363,019      770,880
   *Partnertech AB......................................    28,800      117,430
    Peab AB Series B....................................   580,231    3,846,664
    Poolia AB Series B..................................    33,150      121,143
    Pricer AB...........................................   252,242      400,720
    ProAct IT Group AB..................................    29,271      637,381
   #Proffice AB.........................................   231,361    1,019,287
    Profilgruppen AB....................................    13,582       88,956
   #RaySearch Laboratories AB...........................    45,598      151,889
    Readsoft AB Series B................................    63,310      159,356
   *Rederi AB Transatlantic.............................   112,133      334,698
   *Rezidor Hotel Group AB..............................   264,241    1,354,788
  #*RNB Retail & Brands AB..............................   411,548      229,228
    Rottneros AB........................................   167,291      103,268
    Saab AB.............................................   164,234    3,581,962
    Sagax AB............................................       782       23,013
  #*SAS AB..............................................   482,002      943,467
    Seco Tools AB.......................................    83,258    1,317,275
   *Sectra AB...........................................    17,656      120,108
    Securitas AB Series B...............................   218,414    2,223,262
   *Semcon AB...........................................    39,900      232,609
    Sigma AB Series B...................................    25,800       29,048
    Sintercast AB.......................................    11,800       84,401
   #Skistar AB..........................................    97,008    1,582,112
   *Studsvik AB.........................................    21,900      162,002
    Sweco AB............................................   187,009    1,859,689
   *Swedish Orphan Biovitrum AB.........................   426,310    1,547,521
   *Systemair AB........................................     5,108       75,828
   *TradeDoubler AB.....................................   138,527      798,174
    Trelleborg AB Series B..............................   928,357   10,300,407
   *Unibet Group P.L.C. SDR.............................     4,722      104,945
   #Uniflex AB Series B.................................    18,150      123,969
    VBG AB Series B.....................................     1,084       18,429
    Vitrolife AB........................................    45,755      303,650
    Wihlborgs Fastigheter AB............................   212,073    2,977,580
                                                                   ------------
TOTAL SWEDEN............................................            199,996,907
                                                                   ------------
SWITZERLAND -- (14.5%)
    Acino Holding AG....................................     8,398      877,756
   *Addex Pharmaceuticals, Ltd. AG......................     1,491       19,814
   *Advanced Digital Broadcast Holdings SA..............     2,024       50,334
   *Affichage Holding SA................................     5,703    1,105,661
    AFG Arbonia-Forster Holding AG......................    46,165    1,548,205
    Allreal Holding AG..................................    34,807    6,156,213
    ALSO-Actebis Holding AG.............................    16,195      984,986
    Aryzta AG...........................................   289,931   15,833,652
    Ascom Holding AG....................................   160,822    2,203,962
    Austriamicrosystems AG..............................    35,287    2,009,260
   *Autoneum Holding AG.................................    15,956    1,631,990

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   #Bachem Holdings AG.....................................  24,136 $ 1,284,932
    Bank Coop AG...........................................  31,460   2,659,994
    Bank Sarasin & Cie AG Series B......................... 182,505   7,706,473
    Banque Cantonale de Geneve SA..........................   4,021   1,115,213
    Banque Cantonale du Jura SA............................   4,500     365,862
    Banque Cantonale Vaudoise AG...........................   8,999   5,712,900
    Banque Privee Edmond de Rothschild SA..................     157   4,510,667
    Barry Callebaut AG.....................................   6,333   6,680,227
    Basellandschaftliche Kantonalbank AG...................     576     973,194
   *Basilea Pharmaceutica AG...............................  18,473   1,358,350
   *Basler Kantonalbank AG.................................   4,236     777,646
    Belimo Holdings AG.....................................   1,830   3,851,017
    Bell AG................................................      49     124,555
    Bellevue Group AG......................................  27,519     487,058
    Berner Kantonalbank AG.................................  23,232   7,343,872
    BKW FMB Energie AG.....................................  23,784   1,472,760
   *Bobst Group AG.........................................  39,409   1,473,919
    Bossard Holding AG.....................................   8,386   1,441,800
    Bucher Industries AG...................................  33,342   6,938,302
    Burckhardt Compression Holding AG......................   6,584   1,882,890
    Calida Holding AG......................................   7,920     292,276
    Carlo Gavazzi Holding AG...............................   1,065     335,041
    Centralschweizerische Kraftwerke AG....................     145      59,858
    Cham Paper Holding AG..................................     621     149,071
    Charles Voegele Holding AG.............................  32,044   1,612,137
   *Cicor Technologies, Ltd. AG............................   4,498     226,130
    Cie Financiere Tradition SA............................   6,784     856,487
   *Clariant AG............................................ 586,634   9,224,065
    Coltene Holding AG.....................................  13,764     733,990
    Conzzeta AG............................................   1,345   4,013,971
  #*Cytos Biotechnology AG.................................   3,034      18,627
    Daetwyler Holding AG...................................  28,985   2,422,319
   *Dufry AG...............................................  65,162   7,699,296
    EFG International AG................................... 205,702   2,261,172
    EGL AG.................................................   3,044   3,252,241
   *ELMA Electronic AG.....................................     472     261,368
    Emmi AG................................................  13,244   3,544,939
    EMS-Chemie Holding AG..................................  28,622   6,102,350
    Energiedienst Holding AG...............................  71,249   4,525,180
    Flughafen Zuerich AG...................................  14,025   6,452,931
    Forbo Holding AG.......................................   6,314   4,552,169
   #Galenica Holding AG....................................  18,828  12,736,964
    GAM Holding AG......................................... 780,910  12,114,765
   *Gategroup Holding AG...................................  54,081   2,156,390
    George Fisher AG.......................................  15,351   8,143,772
   *Gottex Fund Management Holdings, Ltd...................     824       5,229
    Gurit Holding AG.......................................   1,489     999,575
    Helvetia Holding AG....................................  22,754   9,186,904
    Highlight Communications AG............................   7,973      47,211
    Huber & Suhner AG......................................   8,999     557,853
   *Implenia AG............................................  49,733   1,754,808
    Inficon Holding AG.....................................   4,851     940,136
   *Interroll Holding AG...................................   2,404   1,111,525
    Intershop Holding AG...................................   3,559   1,424,882
    Kaba Holding AG........................................  11,858   4,907,161
   *Kardex AG..............................................  21,055     490,152
    Komax Holding AG.......................................   9,976   1,174,995
    Kudelski SA............................................ 107,664   1,404,387
   *Kuoni Reisen Holding AG................................  13,163   5,111,227
  #*LEM Holding SA.........................................   3,667   2,152,787
    Liechtensteinische Landesbank AG.......................   8,371     754,016

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
SWITZERLAND -- (Continued)
   *LifeWatch AG...........................................  55,532 $   253,471
  #*Logitech International SA.............................. 676,961   6,500,776
    Lonza Group AG.........................................  91,402   7,784,760
    Luzerner Kantonalbank AG...............................  17,399   7,229,834
    Metall Zug AG..........................................     224   1,024,096
  #*Meyer Burger Technology AG............................. 200,895   7,052,113
   *Micronas Semiconductor Holding AG...................... 104,431     786,464
   *Mikron Holding AG......................................     585       4,990
    Mobilezone Holding AG.................................. 119,357   1,431,931
    Mobimo Holding AG......................................  11,079   3,070,799
    Nobel Biocare Holding AG............................... 478,680   9,157,289
   *OC Oerlikon Corp. AG................................... 338,728   2,874,076
   *Orascom Development Holding AG.........................   4,209     140,981
    Orell Fuessli Holding AG...............................   4,930     774,209
   *Panalpina Welttransport Holding AG.....................  46,070   5,538,882
   *Parco Industriale e Immobiliare SA.....................     600       2,668
    Partners Group Holding AG..............................  28,691   5,452,676
   *Petroplus Holdings AG.................................. 370,438   5,078,367
    Phoenix Mecano AG......................................   3,100   2,282,982
   *Precious Woods Holding AG..............................      49         927
   *PSP Swiss Property AG.................................. 148,327  15,014,573
    PubliGroupe SA.........................................   1,873     330,812
   *Rieters Holdings AG....................................  15,956   3,677,165
    Romande Energie Holding SA.............................   2,714   5,091,792
   *Schaffner Holding AG...................................   2,066     773,794
   *Schmolz & Bickenbach AG................................  29,982     349,957
   *Schulthess Group AG....................................  15,750   1,109,654
    Schweiter Technologies AG..............................   4,191   2,825,903
    Schweizerische National-Versicherungs-Gesellschaft AG..  45,227   1,765,380
   *Siegfried Holding AG...................................   8,312   1,019,839
    Sika AG................................................     846   1,979,583
    Societa Elettrica Sopracenerina SA.....................   2,340     636,634
    St. Galler Kantonalbank AG.............................   9,942   5,598,217
   #Straumann Holding AG...................................  21,440   4,883,174
    Sulzer AG..............................................  64,067   9,308,985
    Swiss Life Holding AG..................................  93,938  13,948,453
    Swisslog Holding AG.................................... 914,407   1,028,795
   *Swissmetal Holding AG..................................  13,504      40,067
    Swissquote Group Holding SA............................  47,450   2,209,020
    Tamedia AG.............................................  14,891   2,295,519
    Tecan Group AG.........................................  41,765   3,524,862
  #*Temenos Group AG....................................... 259,801   6,243,691
   *Tornos Holding AG......................................  38,028     525,807
   *U-Blox AG..............................................   8,881     375,310
    Uster Technologies AG..................................   2,411     118,538
    Valartis Group AG......................................     936      20,546
   #Valiant Holding AG.....................................  45,484   7,201,645
    Valora Holding AG......................................  12,070   3,607,722
    Vaudoise Assurances Holding SA.........................   3,213   1,136,771
    Verwaltungs und Privat-Bank AG.........................   7,026     828,272
    Vetropack Holding AG...................................     167     353,085
    Villars Holding SA.....................................     150      98,532
  #*Von Roll Holding AG.................................... 124,847     490,411
   #Vontobel Holdings AG................................... 121,104   3,944,826
    VZ Holding AG..........................................     588      86,086
    Walliser Kantonalbank AG...............................   1,416   1,385,474
    WMH Walter Meier Holding AG............................   4,738   1,388,712
    Ypsomed Holdings AG....................................   6,210     363,157
    Zehnder Group AG.......................................     896   2,841,486
  #*Zueblin Immobilien Holding AG..........................  94,865     420,843

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

                                                      SHARES        VALUE++
                                                    ------------ --------------
SWITZERLAND -- (Continued)
    Zuger Kantonalbank AG..........................          623 $    4,289,632
                                                                 --------------
TOTAL SWITZERLAND..................................                 395,928,836
                                                                 --------------
TOTAL COMMON STOCKS................................               2,364,733,743
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
BELGIUM -- (0.0%)
   *Agfa-Gevaert NV STRIP VVPR.....................      122,950            353
   *Deceuninck NV STRIP VVPR.......................      247,412            356
  #*Nyrstar NV STRIP VVPR..........................      178,031          1,023
   *RealDolmen NV STRIP VVPR.......................        6,067              9
   *SAPEC SA STRIP VVPR............................           75            361
   *Tessenderlo Chemie NV STRIP VVPR...............        3,985          1,317
   *Zenitel NV STRIP VVPR..........................        8,654             12
                                                                 --------------
TOTAL BELGIUM......................................                       3,431
                                                                 --------------
ITALY -- (0.0%)
   *Intek SpA Warrants 12/30/11....................       62,985            815
   *KME Group SpA Warrants 12/30/11................      104,975            920
                                                                 --------------
TOTAL ITALY........................................                       1,735
                                                                 --------------
NORWAY -- (0.0%)
   *Norse Energy Corp. ASA Rights 07/02/11.........      131,653             --
   *Petrolia ASA Rights 07/29/11...................      353,874         22,346
                                                                 --------------
TOTAL NORWAY.......................................                      22,346
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      27,512
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.2%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $6,485,000 FNMA 2.24%, 07/06/15, valued at
      $6,647,125) to be repurchased at $6,545,027.. $      6,545      6,545,000

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (13.2%)
(S)@DFA Short Term Investment Fund.................  359,902,845    359,902,845
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralizedby $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $930,734)## to berepurchased at $912,499...... $        912        912,484
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 360,815,329
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
   (Cost $2,386,320,408)^^.........................              $2,732,121,584
                                                                 ==============

THE CONTINENTAL SMALL COMPANY SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                              -------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                              -------------------------------------------------
                                LEVEL 1      LEVEL 2     LEVEL 3     TOTAL
                              ----------- -------------- ------- --------------
Common Stocks
    Austria.................. $   126,388 $   58,953,996   --    $   59,080,384
    Belgium..................     268,853     78,762,064   --        79,030,917
    Denmark..................     342,915     69,296,359   --        69,639,274
    Finland..................       3,519    153,887,962   --       153,891,481
    France...................     596,064    305,555,501   --       306,151,565
    Germany..................   2,047,140    363,168,358   --       365,215,498
    Greece...................     340,253     60,304,484   --        60,644,737
    Ireland..................     280,310     69,484,605   --        69,764,915
    Israel...................   3,241,197     65,204,078   --        68,445,275
    Italy....................          --    187,317,428   --       187,317,428
    Netherlands..............          --    116,142,765   --       116,142,765
    Norway...................      64,639     75,704,744   --        75,769,383
    Portugal.................     283,415     24,261,985   --        24,545,400
    Spain....................          --    133,168,978   --       133,168,978
    Sweden...................   4,840,536    195,156,371   --       199,996,907
    Switzerland..............   1,730,522    394,198,314   --       395,928,836
Rights/Warrants
    Belgium..................       3,431             --   --             3,431
    Italy....................       1,735             --   --             1,735
    Norway...................          --         22,346   --            22,346
Temporary Cash Investments...          --      6,545,000   --         6,545,000
Securities Lending Collateral          --    360,815,329   --       360,815,329
                              ----------- --------------   --    --------------
TOTAL........................ $14,170,917 $2,717,950,667   --    $2,732,121,584
                              =========== ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                       THE CANADIAN SMALL COMPANY SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE++
                                                          --------- -----------
COMMON STOCKS -- (75.8%)
Consumer Discretionary -- (7.7%)
   *AlarmForce Industries, Inc...........................     4,310 $    46,914
    Astral Media, Inc. Class A...........................   195,947   7,487,597
   *Azure Dynamics Corp.................................. 1,049,423     247,130
  #*Ballard Power Systems, Inc...........................   376,552     587,223
    BMTC Group, Inc......................................    12,465     276,841
   *Brick, Ltd. (The)....................................    87,007     231,302
   #Cineplex, Inc........................................   182,560   4,602,931
  #*Coastal Contacts, Inc................................   234,745     673,192
   #Cogeco Cable, Inc....................................    66,661   3,354,504
   *Cogeco, Inc..........................................     3,831     178,028
   #Corus Entertainment, Inc. Class B....................   295,300   6,626,440
   *DHX Media, Ltd.......................................       800         720
   #Dollarama, Inc.......................................   197,346   6,601,265
    Dorel Industries, Inc. Class B.......................   107,500   3,149,223
    easyhome, Ltd........................................     3,600      29,201
    Forzani Group, Ltd. Class A..........................   137,700   3,800,459
    Gamehost, Inc........................................     2,233      26,480
   *Glacier Media, Inc...................................   137,300     313,270
    Glentel, Inc.........................................    59,500   1,167,644
   *Great Canadian Gaming Corp...........................   299,900   2,445,153
    Groupe Aeroplan, Inc.................................   696,151   9,814,385
  #*Imax Corp............................................   270,137   5,142,909
   #Indigo Books & Music, Inc............................       746       8,924
    Le Chateau, Inc. Class A.............................    80,200     584,219
    Leon's Furniture, Ltd................................   141,475   1,843,491
    Linamar Corp.........................................   191,380   3,853,840
  #*Martinrea International, Inc.........................   261,556   2,143,475
    MDC Partners, Inc....................................     2,598      51,664
  #*MEGA Brands, Inc.....................................    37,106     338,651
   *Mood Media Corp......................................    32,638     105,554
    Quebecor, Inc. Class B...............................   169,593   5,380,045
    Reitmans Canada, Ltd.................................    13,356     222,262
    Reitmans Canada, Ltd. Class A........................   202,400   3,154,258
   #RONA, Inc............................................   470,775   5,429,840
    Sears Canada, Inc....................................    28,360     453,249
    Torstar Corp. Class B................................   234,377   2,747,420
    TVA Group, Inc. Class B..............................     7,000      91,580
    Uni-Select, Inc......................................    56,256   1,548,519
   #Yellow Media, Inc.................................... 1,222,317   2,660,965
                                                                    -----------
Total Consumer Discretionary.............................            87,420,767
                                                                    -----------
Consumer Staples -- (2.2%)
    Alliance Grain Traders, Inc..........................    56,468   1,493,481
    Andrew Peller, Ltd...................................       400       3,914
   *Atrium Innovations, Inc..............................   145,836   2,286,486
  #*BioExx Specialty Proteins, Ltd.......................   540,917     532,170
    Canada Bread Co., Ltd................................    14,021     689,714
    Colabor Group, Inc...................................    52,986     517,965
    Corby Distilleries, Ltd..............................    62,232   1,071,449
  #*Cott Corp............................................   489,396   4,056,744
   *GLG Life Tech Corp...................................    29,732     219,073
    High Liner Foods, Inc................................     3,000      50,113
    Jean Coutu Group (PJC), Inc. Class A (The)...........   400,161   5,025,833
    Liquor Stores N.A., Ltd..............................    26,069     409,814
    Maple Leaf Foods, Inc................................   334,326   3,989,028
    North West Co., Inc. (The)...........................    94,873   2,008,772
   #Premium Brands Holdings Corp.........................    59,405     955,006
    Rogers Sugar, Inc....................................    32,323     180,653

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Consumer Staples -- (Continued)
   *SunOpta, Inc.........................................   192,740 $ 1,129,671
   *Sun-Rype Products, Ltd...............................       100         848
                                                                    -----------
Total Consumer Staples...................................            24,620,734
                                                                    -----------
Energy -- (19.7%)
   *Advantage Oil & Gas, Ltd.............................   616,631   4,285,342
    Akita Drilling, Ltd..................................    42,000     531,896
   #AltaGas, Ltd.........................................   276,864   7,667,404
   *Alter NRG Corp.......................................    28,863      25,375
   *Anderson Energy, Ltd.................................   517,691     422,627
   *Angle Energy, Inc....................................   287,432   2,885,000
   *Antrim Energy, Inc...................................   487,500     535,742
  #*Arsenal Energy, Inc..................................   431,450     361,254
   #AvenEx Energy Corp...................................    62,944     361,016
  #*Bankers Petroleum, Ltd...............................   810,182   5,087,751
   *Bellatrix Exploration, Ltd...........................   431,502   2,226,495
   *Bengal Energy, Ltd...................................    96,067     127,694
  #*Birchcliff Energy, Ltd...............................   355,600   5,165,867
  #*BlackPearl Resources, Inc............................   954,830   5,956,133
   *BNK Petroleum, Inc...................................    37,091     167,316
   #Bonterra Energy Corp.................................    41,262   2,409,775
   *C&C Energia, Ltd.....................................     5,000      53,116
    Calfrac Well Services, Ltd...........................   114,664   4,357,580
   *Calmena Energy Services, Inc.........................    95,771      55,130
   *Calvalley Petroleum, Inc.............................   345,539     752,233
   #Canadian Energy Services & Technology Corp...........   127,683   1,602,302
   *Canyon Services Group, Inc...........................   134,549   2,123,606
   #Cathedral Energy Services, Ltd.......................   104,620     934,019
   *CE Franklin, Ltd.....................................    20,400     194,936
   *Celtic Exploration, Ltd..............................   269,000   6,790,811
   *Cequence Energy, Ltd.................................   232,362   1,021,425
   *Chinook Energy, Inc..................................    92,783     202,958
  #*CIC Energy Corp......................................    31,465      76,403
  #*Compton Petroleum Corp...............................   779,146     101,934
   *Connacher Oil & Gas, Ltd............................. 1,458,126   1,571,898
  #*Corridor Resources, Inc..............................   367,780   1,166,334
  #*Crew Energy, Inc.....................................   285,496   4,541,880
   *Crocotta Energy, Inc.................................    96,020     301,491
   #Daylight Energy, Ltd.................................   739,288   7,087,632
   *Delphi Energy Corp...................................   361,335     903,858
  #*Denison Mines Corp................................... 1,171,583   2,476,946
   #Enbridge Income Fund Holdings, Inc...................    60,663   1,141,578
    Enerflex, Ltd........................................   279,959   3,439,969
    Ensign Energy Services, Inc..........................   448,952   9,670,241
   *Epsilon Energy, Ltd..................................   180,811     658,561
   *Equal Energy, Ltd....................................    56,616     357,313
   *Essential Energy Services, Ltd.......................   225,364     518,919
   *Fairborne Energy, Ltd................................   325,381   1,655,086
   *Flint Energy Services, Ltd...........................   148,700   1,962,538
   *Forsys Metals Corp...................................   301,702     397,870
   *Galleon Energy, Inc. Class A.........................   298,237   1,070,650
   *GeoMark Exploration, Ltd.............................    82,540      85,525
   *Gran Tierra Energy, Inc..............................   677,033   4,719,284
  #*Ivanhoe Energy, Inc..................................   939,785   1,593,439
   #Keyera Corp..........................................    92,651   4,257,030
   *Legacy Oil & Gas, Inc................................   438,795   5,194,172
  #*Mega Uranium, Ltd....................................   796,410     308,411
  #*MGM Energy Corp......................................    14,000       3,297
   *Midway Energy, Ltd...................................   245,974   1,150,771
   #Mullen Group, Ltd....................................   274,057   6,382,090
   #NAL Energy Corp......................................   493,588   5,682,629

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                         --------- ------------
Energy -- (Continued)
  #*North American Energy Partners, Inc.................    52,956 $    318,695
   #Nuvista Energy, Ltd.................................   317,469    3,402,462
   *Open Range Energy Corp..............................   209,511    1,418,741
  #*OPTI Canada, Inc....................................   926,355      116,346
  #*Pace Oil & Gas, Ltd.................................   170,677    1,152,197
   *Paramount Resources, Ltd. Class A...................   139,127    4,878,073
   #Parkland Fuel Corp..................................   197,967    2,529,883
   #Pason Systems, Inc..................................   237,900    3,672,641
   #Perpetual Energy, Inc...............................   394,093    1,348,772
  #*Petrobank Energy & Resources, Ltd...................   237,785    3,683,309
   #Peyto Exploration & Development Corp................   138,871    3,386,566
    PHX Energy Services Corp............................    25,316      275,298
   *Precision Drilling Corp.............................   773,845   13,363,800
    Progress Energy Resources Corp......................   294,425    4,271,004
   #Provident Energy, Ltd...............................   571,238    5,063,986
   *Pulse Seismic, Inc..................................   263,480      529,469
  #*Questerre Energy Corp...............................   700,260      659,620
  #*RMP Energy, Inc.....................................   230,085      573,136
   *Rock Energy, Inc....................................   101,133      432,921
   *Savanna Energy Services Corp........................   299,918    3,066,826
   *Secure Energy Services, Inc.........................    22,427      209,846
    ShawCor, Ltd........................................   222,500    6,986,237
   *Sonde Resources Corp................................    68,570      199,513
  #*Southern Pacific Resource Corp...................... 1,065,552    1,828,987
  #*SouthGobi Resources, Ltd............................   527,782    5,987,919
   *Strateco Resources, Inc.............................   143,143       63,672
   *Terra Energy Corp...................................   142,780      149,437
   *Tethys Petroleum, Ltd...............................   274,989      264,786
    Total Energy Services, Inc..........................    98,496    1,608,182
   *Tourmaline Oil Corp.................................    19,650      733,172
   *TransGlobe Energy Corp..............................   216,240    2,319,807
   #Trilogy Energy Corp.................................   191,610    5,454,804
    Trinidad Drilling, Ltd..............................   482,433    5,044,226
  #*Twin Butte Energy, Ltd..............................   520,945    1,368,540
  #*UEX Corp............................................   608,088      687,357
  #*Uranium One, Inc....................................   407,270    1,436,496
  #*Ur-Energy, Inc......................................   309,416      501,957
   #Veresen, Inc........................................   338,572    4,950,391
   *Vero Energy, Inc....................................   190,034    1,078,010
   *Westfire Energy, Ltd................................   140,138    1,026,706
   *Winstar Resources, Ltd..............................    91,701      383,907
   *Xtreme Coil Drilling Corp...........................    92,707      466,713
   #Zargon Oil & Gas, Ltd...............................    52,607    1,062,106
   *ZCL Composite, Inc..................................    90,700      332,252
                                                                   ------------
Total Energy............................................            223,071,320
                                                                   ------------
Financials -- (5.4%)
   #AGF Management, Ltd. Class B........................   330,879    6,018,815
    Altus Group, Ltd....................................    10,326       69,276
    Brookfield Real Estate Services, Inc................     8,075      119,673
    Canaccord Capital, Inc..............................   289,695    3,911,315
   #Canadian Western Bank...............................   240,300    7,658,313
   #Cash Store Financial Services, Inc. (The)...........    51,170      625,533
    Clairvest Group, Inc................................     1,900       32,076
   *Davis & Henderson Income Corp.......................   193,294    3,722,445
  #*Dundee Capital Markets, Inc.........................   189,580      232,151
   *EGI Financial Holdings, Inc.........................    14,650      130,025
    E-L Financial Corp., Ltd............................       309      150,870
    Equitable Group, Inc................................    51,895    1,579,472
   *Equity Financial Holdings, Inc......................       800        9,838
    Fiera Sceptre, Inc..................................    36,300      300,141

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
Financials -- (Continued)
    Firm Capital Mortgage Investment Corp..................   2,494 $    32,368
   #First Capital Realty, Inc..............................  40,000     704,171
    First National Financial Corp..........................   5,283      92,616
   *FirstService Corp...................................... 112,879   4,067,637
   *Genesis Land Development Corp..........................  69,817     257,215
    Genworth MI Canada, Inc................................  41,456   1,026,583
    Gluskin Shef & Associates, Inc.........................  61,507   1,165,829
    GMP Capital, Inc....................................... 313,800   3,776,964
    Guardian Capital Group, Ltd............................   4,988      59,515
    Home Capital Group, Inc................................ 120,600   6,501,759
   #Killam Properties, Inc.................................  71,523     815,951
  #*Kingsway Financial Services, Inc....................... 244,847     217,824
    Laurentian Bank of Canada..............................  92,400   4,144,920
   *Mainstreet Equity Corp.................................   2,374      46,712
   *Melcor Developments, Ltd...............................   4,258      70,012
   *Pacific & Western Credit Corp..........................   9,000      18,839
  #*Sprott Resource Lending Corp........................... 750,503   1,288,215
   #Sprott, Inc............................................ 244,820   2,131,878
   #TMX Group, Inc......................................... 231,476  10,572,623
   *Westaim Corp........................................... 145,481      76,894
                                                                    -----------
Total Financials...........................................          61,628,468
                                                                    -----------
Health Care -- (2.2%)
  #*AEterna Zentaris, Inc.................................. 209,054     413,535
   *Bioniche Life Sciences, Inc............................  46,000      40,442
  #*Burcon NutraScience Corp...............................  61,538     559,700
   *Cangene Corp........................................... 163,800     269,157
   *Cardiome Pharma Corp................................... 298,200   1,482,495
   #CML HealthCare, Inc....................................  84,798     805,867
   #Futuremed Healthcare Products Corp.....................  29,298     245,619
  #*Helix BioPharma Corp...................................  13,153      39,922
   *Imris, Inc.............................................  72,579     478,568
   *Labopharm, Inc......................................... 281,600      67,788
   #Leisureworld Senior Care Corp..........................  37,746     427,060
    MDS, Inc............................................... 464,108   4,711,756
   *Noveko International, Inc..............................   9,300       4,623
   *Nuvo Research, Inc..................................... 415,600      36,973
  #*Oncolytics Biotech, Inc................................ 197,543     878,704
  #*Paladin Labs, Inc......................................  50,700   2,279,099
   *Patheon, Inc...........................................  17,320      37,162
   *ProMetic Life Sciences, Inc............................ 939,197     137,618
   *QLT, Inc............................................... 226,048   1,559,115
  #*Resverlogix Corp....................................... 110,620     169,036
   *SXC Health Solutions Corp..............................  93,161   5,896,118
   *Tekmira Pharmaceuticals Corp...........................   5,073      12,318
  #*Theratechnologies, Inc................................. 297,100   1,274,907
   *Transition Therapeutics, Inc...........................  74,633     179,660
  #*TSO3, Inc.............................................. 148,252     301,019
   *Valeant Pharmaceuticals International, Inc.............  25,535   1,405,501
   *YM Biosciences, Inc.................................... 237,457     559,190
                                                                    -----------
Total Health Care..........................................          24,272,952
                                                                    -----------
Industrials -- (6.7%)
   #Aecon Group, Inc....................................... 204,700   1,806,082
   #AG Growth International, Inc...........................  40,439   1,896,987
  #*Air Canada............................................. 192,228     426,525
  #*Alexco Resource Corp................................... 193,850   1,438,481
    Algoma Central Corp....................................   2,569     259,468
   #Armtec Infrastructure, Inc.............................  42,779     160,290
   *ATS Automation Tooling System, Inc..................... 321,817   2,627,215
    Bird Construction, Inc.................................  38,319     477,258

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                            ------- -----------
Industrials -- (Continued)
   #Black Diamond Group, Ltd...............................  43,175 $ 1,441,501
    CAE, Inc............................................... 110,434   1,444,790
    Canadian Helicopters Group, Inc........................  14,988     401,583
    Cargojet, Inc..........................................   1,944      18,922
    Chorus Aviation, Inc...................................   7,354      37,792
   #Churchill Corp. Class A (The)..........................  71,813   1,301,045
   *Clarke, Inc............................................  98,238     454,972
   #Contrans Group, Inc....................................  73,542     654,254
    DirectCash Payments, Inc...............................  10,754     253,922
  #*Electrovaya, Inc....................................... 190,525     338,995
    Exchange Income Corp...................................  11,511     251,797
    Exco Technologies, Ltd.................................  10,400      42,451
   *Garda World Security Corp.............................. 106,440   1,149,679
    Genivar, Inc...........................................  56,790   1,533,499
  #*GLV, Inc...............................................  53,373     316,177
   *Heroux-Devtek, Inc.....................................  86,927     724,202
   *Horizon North Logistics, Inc........................... 196,845     997,153
    IBI Group, Inc.........................................   4,596      62,390
    K-Bro Linen, Inc.......................................   4,758     105,822
   #Morneau Shepell, Inc...................................  19,165     203,394
    Newalta Corp........................................... 157,937   2,079,489
   *Progressive Waste Solutions, Ltd....................... 210,367   4,731,579
    Richelieu Hardware, Ltd................................  59,962   1,716,428
   #Ritchie Brothers Auctioneers, Inc...................... 290,737   7,984,655
    Rocky Mountain Dealerships, Inc........................  38,441     406,357
    Russel Metals, Inc..................................... 243,400   5,930,558
   *Stantec, Inc........................................... 168,695   4,807,750
   #Student Transportation, Inc............................ 184,500   1,197,237
   #Superior Plus Corp..................................... 391,430   4,469,623
  #*Swisher Hygiene, Inc................................... 278,693   1,257,174
    Toromont Industries, Ltd............................... 282,567   5,379,553
    Transcontinental, Inc. Class A......................... 271,264   4,335,341
    TransForce, Inc........................................ 312,897   4,591,361
    Vicwest, Inc...........................................  12,248     179,724
    Wajax Corp.............................................  19,255     717,440
    WaterFurnace Renewable Energy, Inc.....................  25,914     624,898
    Westjet Airlines, Ltd..................................   1,420      21,372
  #*Westport Innovations, Inc.............................. 189,501   4,841,404
                                                                    -----------
Total Industrials..........................................          76,098,589
                                                                    -----------
Information Technology -- (4.9%)
   *5N Plus, Inc........................................... 154,191   1,337,844
    Aastra Technologies, Ltd...............................  23,844     461,183
  #*Absolute Software Corp................................. 159,900     694,526
   *AXIA NetMedia Corp..................................... 182,767     221,895
   *Bridgewater Systems Corp...............................  70,729     604,800
    Calian Technologies, Ltd...............................  12,129     256,430
   *Celestica, Inc......................................... 847,607   7,443,009
  #*COM DEV International, Ltd............................. 264,585     567,690
    Computer Modelling Group, Ltd.......................... 105,938   1,419,233
   #Constellation Software, Inc............................  24,216   1,862,867
   *Descartes Systems Group, Inc. (The).................... 185,771   1,281,313
   *DragonWave, Inc........................................ 146,283     747,146
    Enghouse Systems, Ltd..................................  34,050     343,903
    Evertz Technologies, Ltd............................... 132,981   1,760,646
   *EXFO, Inc..............................................  78,077     584,280
    Gennum Corp............................................ 130,200     953,896
   *Hemisphere GPS, Inc.................................... 161,501     167,341
    MacDonald Dettweiler & Associates, Ltd................. 152,820   8,472,317
   *March Networks Corp....................................   7,529      46,098
    Mediagrif Interactive Technologies, Inc................     100       1,184

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Information Technology -- (Continued)
   *Miranda Technologies, Inc............................    84,801 $   630,161
    Mosaid Technologies, Inc.............................    40,637   1,442,678
  #*Open Text Corp.......................................   182,302  12,304,836
   *Points International, Ltd............................    44,578     419,909
   *Redknee Solutions, Inc...............................   122,828     179,977
   *RuggedCom, Inc.......................................    29,325     604,639
   *Sandvine Corp........................................   454,830   1,018,720
   *Sierra Wireless, Inc.................................   127,100   1,370,171
   *Softchoice Corp......................................     4,073      36,405
   *Vecima Network, Inc..................................    39,308     127,537
   *Webtech Wireless, Inc................................   184,304      57,869
    Wi-Lan, Inc..........................................   738,719   6,966,203
   *Zarlink Semiconductor, Inc...........................   363,743   1,397,181
                                                                    -----------
Total Information Technology.............................            55,783,887
                                                                    -----------
Materials -- (25.0%)
    Aberdeen International, Inc..........................   104,333      93,910
   *Ainsworth Lumber Co., Ltd............................   227,838     524,615
   *Alacer Gold Corp.....................................   359,258   3,489,365
    Alamos Gold, Inc.....................................   423,220   7,499,204
   *Alexis Minerals Corp.................................    51,500       4,582
  #*Almaden Minerals, Ltd................................   108,300     361,586
   *Altius Minerals Corp.................................   112,600   1,358,813
    Amerigo Resources, Ltd...............................   489,854     476,806
   *Anvil Mining, Ltd....................................   373,430   2,595,191
  #*Argonaut Gold, Inc...................................   192,329   1,173,560
   *Atna Resource, Ltd...................................   126,947      79,720
  #*Augusta Resource Corp................................   308,545   1,527,466
   *Aura Minerals, Inc...................................   474,069     987,385
  #*AuRico Gold, Inc.....................................   574,740   6,977,847
  #*Aurizon Mines, Ltd...................................   609,380   3,584,401
  #*Avalon Rare Metals, Inc..............................   320,796   1,772,780
  #*Avion Gold Corp...................................... 1,242,643   2,601,168
  #*B2Gold Corp..........................................   772,131   2,650,677
  #*Baja Mining Corp.....................................   858,818   1,024,703
  #*Breakwater Resources, Ltd............................   179,133   1,391,142
  #*Brigus Gold Corp.....................................   549,129     919,573
  #*Canadian Zinc Corp...................................   264,925     199,640
    Canam Group, Inc. Class A............................   158,700   1,107,885
   *Canfor Corp..........................................   379,755   4,089,883
    Canfor Pulp Products, Inc............................   120,423   2,160,291
  #*Capstone Mining Corp................................. 1,040,232   3,854,122
  #*Cardero Resource Corp................................   186,360     243,812
  #*Carpathian Gold, Inc.................................   572,371     371,417
    Cascades, Inc........................................   279,576   1,808,341
   *Catalyst Paper Corp.................................. 1,675,887     201,713
    CCL Industries, Inc. Class B.........................   100,740   3,416,166
  #*China Gold International Resources Corp., Ltd........   792,057   3,000,938
  #*Claude Resources, Inc................................   934,700   1,663,080
  #*Cline Mining Corp....................................   416,400     950,078
   *Colossus Minerals, Inc...............................   296,816   2,429,328
   *Copper Mountain Mining Corp..........................   312,315   2,288,142
   *Coro Mining Corp.....................................    58,070      44,368
  #*Corvus Gold, Inc.....................................    82,916      45,127
  #*Crocodile Gold Corp..................................   186,215     128,632
  #*Crosshair Exploration & Mining Corp..................    79,400      59,834
  #*Crystallex International Corp........................ 1,355,025     156,003
   *Detour Gold Corp.....................................   237,256   7,457,007
  #*Duluth Metals, Ltd...................................   363,376   1,087,713
  #*Dundee Precious Metals, Inc..........................   356,252   3,091,035
   *Dynasty Metals & Mining, Inc.........................   104,769     330,059

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                          --------- -----------
Materials -- (Continued)
  #*Eastern Platinum, Ltd................................ 3,072,960 $ 3,216,244
   *Eastmain Resources, Inc..............................   265,250     341,470
  #*ECU Silver Mining, Inc............................... 1,042,937     775,012
  #*Endeavour Mining Corp................................   302,709     716,021
  #*Endeavour Silver Corp................................   261,899   2,557,452
   *Entree Gold, Inc.....................................   286,898     648,595
  #*Euro Goldfields, Ltd.................................   521,960   6,599,274
  #*Excellon Resources, Inc..............................   722,900     597,719
  #*Exeter Resource Corp.................................    74,037     313,056
   *Fibrek, Inc..........................................    92,662     110,560
  #*First Majestic Silver Corp...........................   333,783   7,472,519
   *First Nickel, Inc....................................     7,500       1,177
  #*First Uranium Corp...................................   288,630     123,856
  #*Formation Capital Corp...............................    52,881      65,863
   *Fortress Paper, Ltd..................................    39,088   1,273,137
   *Fortuna Silver Mines, Inc............................   388,968   2,239,075
  #*Fortune Minerals, Ltd................................   204,272     299,315
  #*Golden Star Resources, Ltd...........................   875,809   2,199,949
   *Grande Cache Coal Corp...............................   334,014   3,048,409
  #*Great Basin Gold, Ltd................................ 1,082,630   2,164,240
  #*Great Panther Silver, Ltd............................   427,298   1,440,054
  #*Greystar Resources, Ltd..............................   239,545     639,322
   *Guyana Goldfields, Inc...............................   230,342   1,928,658
  #*Hanfeng Evergreen, Inc...............................   142,791     561,928
   *Harry Winston Diamond Corp...........................   266,629   4,152,430
   *High River Gold Mines, Ltd...........................   507,742     674,899
  #*HudBay Minerals, Inc.................................   583,822   8,035,229
   *Imperial Metals Corp.................................    83,190   2,024,352
   *Inter-Citic Minerals, Inc............................   283,484     445,053
   *International Forest Products, Ltd. Class A..........   166,200     838,436
  #*International Tower Hill Mines, Ltd..................   220,027   1,658,061
   *Intertape Polymer Group, Inc.........................   149,152     362,167
   *Ivernia, Inc.........................................    61,343      10,273
  #*Jaguar Mining, Inc...................................   267,291   1,270,083
   *Katanga Mining, Ltd.................................. 1,047,062   1,775,331
   *Keegan Resources, Inc................................   253,244   2,032,949
  #*Kimber Resources, Inc................................    21,200      40,605
  #*Kirkland Lake Gold, Inc..............................   201,180   3,455,297
   *La Mancha Resources, Inc.............................   369,699     862,870
   *Labrador Iron Mines Holdings, Ltd....................   123,133   1,408,597
   *Lake Shore Gold Corp................................. 1,280,732   2,908,774
  #*Laramide Resources, Ltd..............................   204,100     254,204
  #*MAG Silver Corp......................................   150,896   1,514,567
    Major Drilling Group International, Inc..............   319,200   4,764,030
  #*MDN, Inc.............................................   242,980      83,922
  #*Mercator Minerals, Ltd...............................   639,521   1,820,605
   #Methanex Corp........................................   364,808  10,805,449
  #*Migao Corp...........................................   167,900     810,109
   *Minco Base Metals Corp...............................     2,780          --
  #*Minco Silver Corp....................................   125,224     534,736
  #*Minefinders Corp.....................................   248,741   3,634,334
   *Minera Andes, Inc....................................   731,944   1,769,628
  #*Nautilus Minerals, Inc...............................    89,354     278,691
   *Neo Material Technologies, Inc.......................   405,900   3,780,951
   *Nevada Copper Corp...................................   144,891     796,146
  #*NGEx Resources, Inc..................................   275,700   1,061,883
   *Norbord, Inc.........................................    75,310     832,355
  #*North American Palladium, Ltd........................   386,390   1,609,537
   *Northern Dynasty Minerals, Ltd.......................   203,498   2,163,943
  #*Northgate Minerals Corp..............................   987,071   3,181,934
   *Northland Resources SA...............................    51,683     134,150

THE CANADIAN SMALL COMPANY SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
Materials -- (Continued)
  #*NovaGold Resources, Inc.............................   499,855 $  4,996,196
  #*OceanaGold Corp.....................................   712,916    1,790,778
  #*Oromin Explorations, Ltd............................   163,599      171,227
  #*Orvana Minerals Corp................................   302,452      642,606
   *Peregrine Diamonds, Ltd.............................   248,172      516,890
   *Petaquilla Minerals, Ltd............................   409,817      313,116
   *Phoscan Chemical Corp...............................   427,079      219,026
   *Pilot Gold, Inc.....................................    86,150      206,482
   *Platinum Group Metals, Ltd..........................   241,887      425,318
  #*Platmin, Ltd........................................   108,562       59,084
   *Polaris Miner Corp..................................    45,838       40,779
  #*PolyMet Mining Corp.................................   423,377      677,970
  #*Primero Mining Corp.................................    98,392      425,306
   *Quadra FNX Mining, Ltd..............................   611,063    9,727,634
   *Queenston Mining, Inc...............................   220,773    1,617,469
   *Richmont Mines, Inc.................................    88,083      687,738
  #*Rubicon Minerals Corp...............................   508,405    2,139,084
  #*Sabina Gold & Silver Corp...........................   377,555    2,236,602
  #*San Gold Corp.......................................   300,300      942,906
   *Scorpio Mining Corp.................................   603,368    1,092,497
  #*Seabridge Gold, Inc.................................   121,852    3,393,670
  #*SEMAFO, Inc.........................................   949,885    8,480,317
    Sherritt International Corp......................... 1,047,826    6,547,199
   *Shore Gold, Inc.....................................   837,013      490,583
   *Silver Standard Resources, Inc......................   284,767    7,790,894
   #Silvercorp Metals, Inc..............................   620,630    6,443,717
   *Sprott Resource Corp................................   315,641    1,671,614
  #*St. Andrew Goldfields, Ltd..........................   513,853      424,872
   *Starfield Resources, Inc............................   761,815       39,867
    Stella-Jones, Inc...................................    31,750    1,225,870
  #*Stornoway Diamond Corp..............................   277,897      636,972
  #*Sulliden Gold Corp., Ltd............................   639,925    1,239,061
  #*Tanzanian Royalty Exploration Corp..................   336,439    2,091,630
  #*Taseko Mines, Ltd...................................   793,230    3,545,023
   *Tembec, Inc.........................................   238,156      922,264
  #*Thompson Creek Metals Co., Inc......................   584,600    5,286,456
   *Timminco, Ltd.......................................   346,700      127,003
  #*Torex Gold Resources, Inc...........................   756,606    1,377,879
  #*Virginia Mines, Inc.................................    94,762      843,034
    Wesdome Gold Mines, Ltd.............................   311,164      892,343
    West Fraser Timber Co., Ltd.........................   131,316    6,282,332
   *Western Forest Products, Inc........................   112,719       90,841
    Winpak, Ltd.........................................    65,495      819,159
  #*Yukon-Nevada Gold Corp.............................. 1,465,556      697,920
                                                                   ------------
Total Materials.........................................            282,687,821
                                                                   ------------
Telecommunication Services -- (0.2%)
   #Manitoba Telecom Services, Inc......................    78,417    2,541,812
   *Wireless Matrix Corp................................   127,500      106,756
                                                                   ------------
Total Telecommunication Services                                      2,648,568
                                                                   ------------
Utilities -- (1.8%)
   #Algonquin Power & Utilities Corp....................   409,186    2,428,264
  #*Alterra Power Corp..................................   873,070      712,748
   #Atlantic Power Corp.................................   228,330    3,551,189
   *BioteQ Environmental Technologies, Inc..............   118,002       77,808
   *Boralex, Inc. Class A...............................    94,733      797,167
   #Capstone Infrastructure Corp........................   136,366    1,049,024
   #Innergex Renewable Energy, Inc......................   170,890    1,754,598
   #Just Energy Group, Inc..............................   342,083    4,869,254
   *Maxim Power Corp....................................    92,234      252,921

THE CANADIAN SMALL COMPANY SERIES
CONTINUED

                                                      SHARES        VALUE++
                                                    ------------ --------------
Utilities -- (Continued)
   #Northland Power, Inc...........................      194,854 $    3,303,820
    Pacific Northern Gas, Ltd......................        9,998        289,858
  #*Ram Power Corp.................................      361,962        172,372
    Valener, Inc...................................       30,080        510,332
                                                                 --------------
Total Utilities....................................                  19,769,355
                                                                 --------------
TOTAL COMMON STOCKS................................                 858,002,461
                                                                 --------------

                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.1%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $1,375,000 FNMA 2.24%, 07/06/15, valued at
      $1,409,375) to be repurchased at $1,384,006.. $      1,384      1,384,000
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (24.1%)
(S)@DFA Short Term Investment Fund.................  272,309,610    272,309,610
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $1,017,774)## to be repurchased at $997,834... $        998        997,817
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 273,307,427
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,056,183,000)^^..........................              $1,132,693,888
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                               VALUATION INPUTS
                               ------------------------------------------------
                                   INVESTMENT IN SECURITIES (MARKET VALUE)
                               ------------------------------------------------
                                 LEVEL 1      LEVEL 2    LEVEL 3     TOTAL
                               ------------ ------------ ------- --------------
Common Stocks
    Consumer Discretionary.... $ 87,420,767           --   --    $   87,420,767
    Consumer Staples..........   24,620,734           --   --        24,620,734
    Energy....................  222,954,974 $    116,346   --       223,071,320
    Financials................   61,628,468           --   --        61,628,468
    Health Care...............   24,272,952           --   --        24,272,952
    Industrials...............   76,098,589           --   --        76,098,589
    Information Technology....   55,783,887           --   --        55,783,887
    Materials.................  282,687,821           --   --       282,687,821
    Telecommunication
      Services................    2,648,568           --   --         2,648,568
    Utilities.................   19,769,355           --   --        19,769,355
Temporary Cash Investments....           --    1,384,000   --         1,384,000
Securities Lending Collateral.           --  273,307,427   --       273,307,427
                               ------------ ------------   --    --------------
TOTAL......................... $857,886,115 $274,807,773   --    $1,132,693,888
                               ============ ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                          THE EMERGING MARKETS SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                        SHARES     VALUE++
                                                       --------- ------------
COMMON STOCKS -- (83.6%)
BRAZIL -- (4.6%)
    AES Tiete SA......................................    22,300 $    323,532
    All America Latina Logistica SA...................   189,800    1,382,945
    Amil Participacoes SA.............................    33,403      376,924
    Banco Bradesco SA.................................    65,200    1,043,889
    Banco do Brasil SA................................   486,409    8,214,238
    Banco Santander Brasil SA ADR.....................   500,684    4,646,348
    BM&F Bovespa SA...................................   930,996    5,474,858
    BR Malls Participacoes SA.........................   186,423    2,139,684
    Brasil Telecom SA.................................    38,241      374,803
    Brasil Telecom SA ADR.............................     8,140       78,307
   #BRF - Brasil Foods SA ADR.........................   590,060   11,394,059
    CCR SA............................................    21,800      652,658
    Centrais Eletricas Brasileiras SA ADR.............    76,563    1,174,476
    Centrais Eletricas Brasileiras SA Sponsored ADR...    92,700    1,117,962
    Cia de Bebidas das Americas.......................   215,290    5,287,678
    Cia de Saneamento Basico do Estado de Sao Paulo
      ADR.............................................    20,774    1,240,000
    Cia Energetica de Minas Gerais SA.................    16,900      261,316
    Cia Energetica de Sao Paulo SA....................    68,900    1,421,228
    Cia Siderurgica Nacional SA.......................   704,052    7,372,605
   *Cielo SA..........................................    20,347      567,305
    Cosan SA Industria e Comercio.....................   133,194    2,042,334
    CPFL Energia SA...................................     3,870       55,074
    CPFL Energia SA ADR...............................     3,888      112,324
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes...................................   208,050    2,032,406
   *Diagnosticos Da America SA........................    27,927      344,844
    Duratex SA........................................   146,200    1,083,172
   *EcoRodovias Infraestrutura e Logistica SA.........    16,524      138,939
    Embraer SA ADR....................................    84,300    2,488,536
    Energias do Brazil SA.............................     3,500       87,294
    Fibria Celulose SA................................    13,825      164,204
    Fibria Celulose SA Sponsored ADR..................   100,505    1,202,040
    Gerdau SA.........................................    97,607      749,589
    Hypermarcas SA....................................   191,750    1,451,556
    Itau Unibanco Holding SA..........................    37,700      670,206
   *JBS SA............................................   300,879      894,382
    Lojas Americanas SA...............................    17,884      141,842
    Lojas Renner SA...................................    33,800    1,201,967
    Multiplan Empreendimentos Imobiliarios SA.........     9,300      204,488
    Natura Cosmeticos SA..............................    16,800      380,338
   *OGX Petroleo e Gas Participacoes SA...............   149,800    1,248,937
    PDG Realty SA Empreendimentos e Participacoes.....   602,800    3,171,711
    Petroleo Brasilerio SA ADR........................ 1,009,389   34,288,944
    Porto Seguro SA...................................    56,400      790,986
    Redecard SA.......................................    30,600      530,767
    Souza Cruz SA.....................................   369,370    4,420,484
    Tele Norte Leste Participacoes SA.................    59,254      893,290
    Telecomunicacoes de Sao Paulo SA..................    26,246      718,249
    Tim Participacoes SA..............................    53,600      313,820
    Tractebel Energia SA..............................    99,200    1,673,322
    Usinas Siderurgicas de Minas Gerais SA............    39,100      533,485
    Vale SA Sponsored ADR.............................   405,314   13,148,386
    WEG Industrias SA.................................   278,866    3,020,891
                                                                 ------------
TOTAL BRAZIL..........................................            134,743,622
                                                                 ------------
CHILE -- (1.7%)
    AES Gener SA...................................... 1,098,207      655,324
   *Aguas Andinas SA Series A.........................    94,465       54,304
   #Banco de Chile SA Series F ADR....................    48,896    4,213,857

THE EMERGING MARKETS SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- -----------
CHILE -- (Continued)
    Banco de Credito e Inversiones SA Series A.........     15,951 $   986,675
   #Banco Santander Chile SA ADR.......................     52,385   4,870,757
    CAP SA.............................................     34,560   1,586,361
    Cencosud SA........................................    348,907   2,299,354
    Cia Cervecerias Unidas SA ADR......................     14,357     814,903
    Colbun SA..........................................  4,884,083   1,301,355
    Corpbanca SA....................................... 34,534,433     524,621
   *E.CL SA............................................     18,715      49,702
    Embotelladora Andina SA Series A ADR...............     23,068     527,104
    Embotelladora Andina SA Series B ADR...............     17,106     456,730
   #Empresa Nacional de Electricidad SA Sponsored ADR..    137,613   7,382,937
    Empresas CMPC SA...................................     42,883   2,054,541
    Empresas Copec SA..................................    122,987   2,177,475
    Enersis SA Sponsored ADR...........................    270,752   5,899,686
    ENTEL Chile SA.....................................     70,233   1,416,941
   #Lan Airlines SA Sponsored ADR......................    175,360   4,590,925
   *Molibdenos y Metales SA............................        407       7,473
    Ripley Corp. SA....................................    470,113     551,805
    S.A.C.I. Falabella SA..............................    124,985   1,214,062
    Sociedad Quimica y Minera de Chile SA Sponsored
      ADR..............................................     95,583   6,147,899
   #Vina Concha Y Toro SA Sponsored ADR................     16,866     764,873
                                                                   -----------
TOTAL CHILE............................................             50,549,664
                                                                   -----------
CHINA -- (12.6%)
   #Agile Property Holdings, Ltd.......................    936,000   1,508,084
    Air China, Ltd.....................................    938,000     989,831
   #Alibaba.com, Ltd...................................    457,500     636,716
   #Aluminum Corp. of China, Ltd. ADR..................    101,400   2,165,904
   #Angang Steel Co., Ltd..............................  1,362,000   1,406,300
    Anhui Conch Cement Co., Ltd........................    507,000   2,368,701
   #Anta Sports Products, Ltd..........................    341,000     514,043
    Bank of China, Ltd................................. 47,856,100  22,026,936
    Bank of Communications Co., Ltd....................  5,964,515   5,206,815
    BBMG Corp. Series H................................    392,500     566,930
    Beijing Enterprises Holdings, Ltd..................    516,972   2,610,059
    Belle International Holdings, Ltd..................  1,948,000   4,251,976
  #*Brilliance China Automotive Holdings, Ltd..........    952,000   1,217,124
  #*BYD Co., Ltd.......................................    395,886   1,312,059
    China Agri-Industries Holdings, Ltd................  1,403,202   1,573,374
    China BlueChemical, Ltd............................  1,146,000     893,020
   *China Citic Bank Corp., Ltd........................  7,307,928   4,466,615
    China Coal Energy Co., Ltd.........................  2,978,777   4,277,678
    China Communications Construction Co., Ltd.........  4,742,000   4,040,439
    China Communications Services Corp., Ltd...........  1,758,000     880,034
    China Construction Bank Corp....................... 26,555,590  21,403,219
   #China COSCO Holdings Co., Ltd......................  2,370,000   1,657,648
  #*China Eastern Airlines Corp., Ltd..................    536,000     268,632
    China Everbright, Ltd..............................    902,235   1,617,235
   #China Life Insurance Co., Ltd. ADR.................    250,705  12,545,278
    China Longyuan Power Group Corp....................  1,161,000   1,006,193
    China Mengniu Dairy Co., Ltd.......................    471,000   1,630,670
   #China Merchants Bank Co., Ltd......................  2,084,534   4,945,874
   #China Merchants Holdings International Co., Ltd....    724,854   2,577,768
   #China Minsheng Banking Corp., Ltd. Series H........  3,648,000   3,213,107
   #China Mobile, Ltd. Sponsored ADR...................    696,697  34,716,412
    China Molybdenum Co., Ltd..........................    865,322     676,915
   #China National Building Material Co., Ltd..........  1,191,916   2,391,438
    China Oilfield Services, Ltd.......................    628,000   1,100,060
    China Overseas Land & Investment, Ltd..............  2,456,000   5,474,296
   #China Pacific Insurance Group Co., Ltd.............    461,200   1,747,402
    China Petroleum & Chemical Corp....................  2,542,000   2,518,027

THE EMERGING MARKETS SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #China Petroleum & Chemical Corp. ADR................    106,449 $10,539,515
    China Railway Construction Corp., Ltd...............  1,911,000   1,164,008
    China Railway Group, Ltd............................  1,730,000     647,582
   *China Renewable Energy Investment, Ltd..............     31,116       2,338
    China Resources Cement Holdings, Ltd................    518,000     496,172
   #China Resources Enterprise, Ltd.....................  1,035,000   4,493,836
    China Resources Land, Ltd...........................  1,850,000   3,628,562
    China Resources Power Holdings Co., Ltd.............    920,000   1,791,269
    China Shenhua Energy Co., Ltd. Series H.............  1,971,500   9,897,930
  #*China Shipping Container Lines Co., Ltd.............  4,432,907   1,261,567
    China Shipping Development Co., Ltd.................  1,506,000   1,174,514
  #*China Southern Airlines Co., Ltd....................    364,000     236,244
  #*China Southern Airlines Co., Ltd. ADR...............      8,400     272,916
   *China Taiping Insurance Holdings Co., Ltd...........    473,600   1,087,941
    China Telecom Corp., Ltd............................  2,306,000   1,507,862
   #China Telecom Corp., Ltd. ADR.......................     37,571   2,472,172
    China Unicom Hong Kong, Ltd. ADR....................    470,600   9,421,412
   #China Yurun Food Group, Ltd.........................    515,000   1,616,387
    CITIC Pacific, Ltd..................................  1,361,000   2,939,590
    CNOOC, Ltd..........................................  1,028,000   2,283,086
    CNOOC, Ltd. ADR.....................................     68,756  15,285,146
    COSCO Pacific, Ltd..................................  2,293,818   3,710,307
   #Country Garden Holdings Co..........................  2,232,000   1,143,070
   #CSR Corp., Ltd......................................    685,000     496,043
   #Datang International Power Generation Co., Ltd......  1,272,000     416,131
    Dongfang Electric Co., Ltd..........................    130,000     470,850
   #Dongfeng Motor Corp.................................    884,000   1,752,025
    ENN Energy Holdings, Ltd............................    118,000     398,242
   #Evergrande Real Estate Group, Ltd...................  2,101,000   1,572,993
    Fosun International, Ltd............................  1,137,441     926,897
   #GCL-Poly Energy Holdings, Ltd.......................  2,729,814   1,543,800
    Golden Eagle Retail Group, Ltd......................    261,000     643,509
   #GOME Electrical Appliances Holding, Ltd.............  5,715,000   2,681,612
   #Great Wall Motor Co., Ltd...........................    636,000     960,033
   #Guangdong Investment, Ltd...........................  1,188,000     638,792
   #Guangshen Railway Co., Ltd. Sponsored ADR...........     29,092     570,785
    Guangzhou Automobile Group Co., Ltd.................    360,259     434,581
   #Guangzhou R&F Properties Co., Ltd...................  1,291,978   1,661,451
    Hengan International Group Co., Ltd.................    238,000   2,059,097
    Huaneng Power International, Inc....................    136,000      66,969
   #Huaneng Power International, Inc. ADR...............     32,552     639,321
    Industrial & Commercial Bank of China, Ltd.
      Series H.......................................... 35,627,185  27,102,692
    Jiangsu Express Co., Ltd............................    764,000     736,233
    Jiangxi Copper Co., Ltd.............................    511,000   1,790,845
    Kingboard Chemical Holdings, Ltd....................    495,851   2,358,107
    Kunlun Energy Co., Ltd..............................  1,018,000   1,699,482
   #Lenovo Group, Ltd...................................  2,023,278   1,281,439
   #Longfor Properties Co., Ltd.........................    501,000     771,235
   #Maanshan Iron & Steel Co., Ltd......................  2,444,000   1,055,560
   #Metallurgical Corp of China, Ltd. Series H..........    830,000     309,287
   #Nine Dragons Paper Holdings, Ltd....................  1,693,000   1,443,958
   #Parkson Retail Group, Ltd...........................    480,000     676,197
   #PetroChina Co., Ltd. ADR............................    116,910  16,628,109
   *PICC Property & Casualty Co., Ltd...................    994,000   1,713,761
   #Ping An Insurance Group Co. of China, Ltd. Series H.    697,000   6,782,801
   #Renhe Commercial Holdings Co., Ltd..................  5,084,000   1,003,926
    Shanghai Electric Group Co., Ltd....................  2,392,000   1,268,980
   #Shanghai Industrial Holdings, Ltd...................    738,274   2,681,555
   #Shimao Property Holdings, Ltd.......................  2,232,871   2,933,169
    Shougang Fushan Resources Group, Ltd................  2,464,000   1,379,135
   #Sino-Ocean Land Holdings, Ltd.......................  1,927,100   1,079,064

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
CHINA -- (Continued)
   *Sinopec Shanghai Petrochemical Co., Ltd.............   848,000 $    351,741
    Sinopec Shanghai Petrochemical Co., Ltd. Sponsored
      ADR...............................................     1,188       49,623
    Sinopec Yizheng Chemical Fibre Co., Ltd.............   582,000      183,900
   #Sinopharm Group Co., Ltd............................   200,800      583,381
   #Soho China, Ltd..................................... 2,019,263    1,824,745
   #Tencent Holdings, Ltd...............................   700,600   18,205,941
    Tingyi (Cayman Islands) Holding Corp................ 1,072,000    3,321,447
   #Tsingtao Brewery Co., Ltd...........................   120,000      761,326
    Want Want China Holdings, Ltd....................... 1,466,000    1,304,604
    Weichai Power Co., Ltd..............................   148,000      805,285
   *Xinjiang Goldwind Science & Technology Co., Ltd.....   217,800      165,546
   #Yanzhou Coal Mining Co., Ltd. Sponsored ADR.........    68,830    2,636,189
    Zhaojin Mining Industry Co., Ltd....................   345,000      685,867
   #Zhejiang Expressway Co., Ltd........................   292,000      204,785
   #Zhongsheng Group Holdings, Ltd......................    81,500      172,825
    Zhuzhou CSR Times Electric Co., Ltd.................   155,000      455,538
   #Zijin Mining Group Co., Ltd......................... 2,037,000    1,101,112
    ZTE Corp............................................   460,838    1,438,185
                                                                   ------------
TOTAL CHINA                                                         366,356,944
                                                                   ------------
COLOMBIA -- (0.3%)
   #Bancolombia SA Sponsored ADR........................    67,624    4,483,471
    Ecopetrol SA Sponsored ADR..........................   127,440    5,384,340
                                                                   ------------
TOTAL COLOMBIA                                                        9,867,811
                                                                   ------------
CZECH REPUBLIC -- (0.6%)
    CEZ A.S.............................................   184,371    9,541,722
    Komercni Banka A.S..................................    14,663    3,268,529
    Telefonica Czech Republic A.S.......................   142,100    3,613,188
                                                                   ------------
TOTAL CZECH REPUBLIC                                                 16,423,439
                                                                   ------------
EGYPT -- (0.1%)
    Commercial International Bank Egypt S.A.E.
      Sponsored GDR.....................................   157,043      695,512
   *Egyptian Financial Group-Hermes Holding GDR.........       451        3,002
    Orascom Construction Industries GDR.................    39,628    1,737,537
   *Orascom Telecom Holding S.A.E. GDR..................   246,435      792,724
                                                                   ------------
TOTAL EGYPT                                                           3,228,775
                                                                   ------------
HUNGARY -- (0.6%)
    ELMU NYRT...........................................       133       17,389
    Magyar Telekom Telecommunications P.L.C.............   524,822    1,514,529
  #*MOL Hungarian Oil & Gas P.L.C.......................    42,653    4,576,946
   #OTP Bank P.L.C......................................   248,729    7,175,831
   #Richter Gedeon NYRT.................................    13,851    2,763,334
    Tisza Chemical Group P.L.C..........................    24,314      365,590
                                                                   ------------
TOTAL HUNGARY                                                        16,413,619
                                                                   ------------
INDIA -- (8.6%)
    ACC, Ltd............................................    43,053      984,655
    Adani Enterprises, Ltd..............................   108,375    1,435,152
   *Adani Power, Ltd....................................     3,489        7,828
    Aditya Birla Nuvo, Ltd..............................     7,866      169,641
   *Agre Developers, Ltd................................       388          438
    Allahabad Bank, Ltd.................................    84,282      384,120
    Ambuja Cements, Ltd.................................   859,949    2,510,625
    Asea Brown Boveri India, Ltd........................    39,249      770,743
    Asian Paints, Ltd...................................    29,464    2,079,283
    Axis Bank, Ltd......................................   227,042    6,862,445
    Bajaj Auto, Ltd.....................................    88,932    2,937,448
    Bajaj Finserv, Ltd..................................     8,485      102,405

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
INDIA -- (Continued)
    Bajaj Holdings & Investment, Ltd.....................     1,360 $    23,724
   *Bank of India........................................    86,528     754,964
    Bharat Electronics, Ltd..............................     7,300     289,920
    Bharat Heavy Electricals, Ltd........................    19,249     800,101
    Bharat Petroleum Corp., Ltd..........................    49,660     741,560
    Bharti Airtel, Ltd...................................   852,924   8,423,105
   *Bhushan Steel, Ltd...................................     9,641      85,592
    Bosch, Ltd...........................................    13,501   2,174,918
   *Cairn India, Ltd.....................................    61,194     426,023
   *Canara Bank..........................................    62,504     650,701
   *Central Bank of India................................    60,992     160,041
    Cipla, Ltd...........................................   354,995   2,454,848
    Colgate-Palmolive (India), Ltd.......................     6,437     141,272
    Container Corp. of India.............................       811      20,199
    Corporation Bank.....................................     4,036      45,676
    Crompton Greaves, Ltd................................   169,046     646,923
    Cummins India, Ltd...................................    12,348     178,369
    Dabur India, Ltd.....................................   452,662   1,065,985
    DLF, Ltd.............................................   322,540   1,681,415
    Dr. Reddy's Laboratories, Ltd........................    22,080     791,126
   #Dr. Reddy's Laboratories, Ltd. ADR...................    83,498   2,977,539
   *Essar Oil, Ltd.......................................   129,130     339,796
    Exide Industries, Ltd................................    52,639     185,178
    GAIL India, Ltd......................................    57,000     595,585
    GAIL India, Ltd. Sponsored GDR.......................    28,791   1,802,515
    GlaxoSmithKline Pharmaceuticals, Ltd.................    21,922   1,164,296
    Glenmark Pharmaceuticals, Ltd........................    15,571     116,207
    Godrej Consumer Products, Ltd........................    23,579     232,531
    Grasim Industries, Ltd...............................     6,300     312,753
    HCL Technologies, Ltd................................   177,470   1,950,086
    HDFC Bank, Ltd....................................... 1,530,370  16,872,318
    Hero Honda Motors, Ltd. Series B.....................    89,012   3,595,529
   *Hindalco Industries, Ltd.............................   610,551   2,320,936
    Hindustan Unilever, Ltd..............................   894,265   6,557,243
    ICICI Bank, Ltd. Sponsored ADR.......................   240,373  11,194,171
    IDBI Bank, Ltd.......................................   238,332     692,109
   *Idea Cellular, Ltd...................................   128,515     273,802
    Indian Bank..........................................    65,638     334,150
   *Indian Oil Corp., Ltd................................    64,341     458,256
   *Indian Overseas Bank.................................    97,666     307,775
    IndusInd Bank, Ltd...................................    51,381     314,537
    Infosys, Ltd.........................................   282,676  17,661,575
   #Infosys, Ltd. Sponsored ADR..........................   233,496  14,528,121
   *Infrastructure Development Finance Co., Ltd..........   479,810   1,365,518
    ITC, Ltd............................................. 2,298,662  10,814,415
    Jaiprakash Associates, Ltd...........................   176,272     265,164
   *Jaiprakash Power Ventures, Ltd.......................    20,194      19,588
    Jindal Steel & Power, Ltd............................   382,842   5,059,682
    JSW Energy, Ltd......................................    15,792      24,067
   *JSW Steel, Ltd.......................................   113,822   1,991,586
   *Jubilant Industries, Ltd.............................     1,743       7,894
   *Kotak Mahindra Bank, Ltd.............................    76,414     771,746
   *Lanco Infratech, Ltd.................................   163,805      66,592
    Larsen & Toubro, Ltd.................................   217,260   8,471,683
   *LIC Housing Finance, Ltd.............................    53,635     257,380
    Mahindra & Mahindra, Ltd.............................   298,575   4,841,065
    Mangalore Refinery & Petrochemicals, Ltd.............   399,619     707,358
    Maruti Suzuki India, Ltd.............................   101,304   2,761,910
   *Mphasis, Ltd.........................................     1,514      15,274
    Mundra Port & Special Economic Zone, Ltd.............    94,479     306,965
    NTPC, Ltd............................................   147,532     587,717

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
INDIA -- (Continued)
    Oil & Natural Gas Corp, Ltd........................    209,228 $  1,272,372
    Oil India, Ltd.....................................     10,163      303,731
   *Oracle Financial Services Software, Ltd............     14,000      668,847
    Oriental Bank of Commerce..........................     51,390      407,414
    Pantaloon Retail India, Ltd........................      4,967       37,619
    Pantaloon Retail India, Ltd. Class B...............        305        1,378
   *Piramal Healthcare, Ltd............................     16,398      141,100
    Power Grid Corp. of India, Ltd.....................     21,633       51,346
    Proctor & Gamble Hygiene & Health Care, Ltd........      7,710      337,160
    Ranbaxy Laboratories, Ltd..........................    131,027    1,594,913
    Reliance Capital, Ltd..............................    178,481    2,318,872
    Reliance Communications, Ltd.......................    742,705    1,702,267
   *Reliance Energy, Ltd...............................    116,792    1,426,628
    Reliance Industries, Ltd...........................  1,645,075   30,756,537
   *Reliance Power, Ltd................................    203,367      513,710
   *Rural Electrification Corp., Ltd...................     99,106      469,613
    Sesa Goa, Ltd......................................    466,659    2,896,135
    Shriram Transport Finance Co., Ltd.................     11,519      166,569
    State Bank of India................................     42,004    2,222,055
    Steel Authority of India, Ltd......................    249,783      713,174
   *Sterlite Industries (India), Ltd. Series A.........  1,725,980    6,256,108
    Sun Pharmaceuticals Industries, Ltd................    333,183    3,885,693
    Sun TV Network, Ltd................................     10,627       77,331
   *Suzlon Energy, Ltd.................................    877,670    1,039,394
    Tata Chemicals, Ltd................................     27,993      225,211
    Tata Consultancy Services, Ltd.....................    481,215   12,353,087
    Tata Motors, Ltd...................................     23,333      499,283
    Tata Power Co., Ltd................................    110,221    3,199,870
    Tata Steel, Ltd....................................    128,004    1,631,409
    Tech Mahindra, Ltd.................................     20,830      364,318
    Thermax India, Ltd.................................      6,201       79,985
    Titan Industries, Ltd..............................     56,780      292,814
    Torrent Power, Ltd.................................      5,014       27,063
   *Ultratech Cement, Ltd..............................     19,791      460,538
    Unitech, Ltd.......................................    762,891      528,651
    United Spirits, Ltd................................     30,448      700,105
    Wipro, Ltd.........................................    502,858    4,429,726
    Yes Bank, Ltd......................................     94,432      661,852
    Zee Entertainment Enterprises, Ltd.................    185,788      551,795
   *Zee Learn, Ltd.....................................     14,064        6,792
                                                                   ------------
TOTAL INDIA............................................             248,196,322
                                                                   ------------
INDONESIA -- (2.8%)
    PT Adaro Energy Tbk................................  5,886,000    1,825,043
   *PT Aneka Tambang Tbk...............................  1,734,500      407,159
    PT Astra Agro Lestari Tbk..........................    222,000      612,186
    PT Astra International Tbk.........................  2,078,561   17,217,293
    PT Bank Central Asia Tbk...........................  9,187,000    8,947,962
    PT Bank Danamon Indonesia Tbk......................  3,187,240    2,040,312
    PT Bank Mandiri Tbk................................  5,508,117    5,074,175
    PT Bank Negara Indonesia Persero Tbk...............  2,551,222    1,332,432
   *PT Bank Pan Indonesia Tbk..........................  8,180,000      921,803
    PT Bank Rakyat Indonesia Persero Tbk...............  6,566,000    5,314,927
    PT Bayan Resources Tbk.............................     13,000       35,607
    PT Bumi Resources Tbk.............................. 15,481,000    5,526,554
    PT Gudang Garam Tbk................................    281,000    1,679,758
    PT Indo Tambangraya Megah Tbk......................    195,500    1,158,267
    PT Indocement Tunggal Prakarsa Tbk.................    834,500    1,514,927
    PT Indofood Sukses Makmur Tbk......................  2,247,000    1,673,883
    PT Indosat Tbk.....................................    490,500      313,436
   *PT Indosat Tbk ADR.................................          4          130

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PT International Nickel Indonesia Tbk...............  2,524,500 $ 1,257,707
    PT Kalbe Farma Tbk..................................  1,161,000     474,386
    PT Lippo Karawaci Tbk...............................        187          17
   *PT Panasia Indosyntec Tbk...........................     75,100       1,678
    PT Perusahaan Gas Negara Tbk........................  6,456,000   3,012,723
    PT Semen Gresik Persero Tbk.........................  2,263,000   2,510,449
    PT Sinar Mas Agro Resources & Technology Tbk........  1,150,500     960,223
    PT Tambang Batubara Bukit Asam Tbk..................    502,000   1,256,000
    PT Telekomunikasi Indonesia Tbk..................... 11,996,140  10,382,339
    PT Unilever Indonesia Tbk...........................  1,623,500   2,977,225
    PT United Tractors Tbk..............................  1,033,196   3,314,088
                                                                    -----------
TOTAL INDONESIA.........................................             81,742,689
                                                                    -----------
ISRAEL -- (0.0%)
    IDB Holding Corp., Ltd..............................         --           9
   *Koor Industries, Ltd................................          1           9
   *Makhteshim-Agan Industries, Ltd.....................          1           3
    Osem Investments, Ltd...............................          1           9
                                                                    -----------
TOTAL ISRAEL............................................                     30
                                                                    -----------
MALAYSIA -- (3.4%)
    Affin Holdings Berhad...............................    318,200     364,582
    Airasia Berhad......................................      2,000       2,646
    Alliance Financial Group Berhad.....................    450,000     562,597
    AMMB Holdings Berhad................................    874,959   1,912,380
    Axiata Group Berhad.................................  2,221,275   3,813,671
    Batu Kawan Berhad...................................     15,000      82,807
    Berjaya Corp. Berhad................................    759,400     303,895
    Berjaya Sports Toto Berhad..........................    709,264   1,052,189
    Boustead Holdings Berhad............................    225,560     443,791
    British American Tobacco Malaysia Berhad............    135,500   2,121,651
    CIMB Group Holdings Berhad..........................  3,992,654  11,112,448
    DiGi.Com Berhad.....................................    329,462   3,346,795
    EON Capital Berhad..................................    175,500     151,466
    Fraser & Neave Holdings Berhad......................     61,000     396,655
    Gamuda Berhad.......................................    805,700   1,001,977
    Genting Berhad......................................  2,167,400   7,890,357
    Genting Malaysia Berhad.............................  2,820,500   3,464,330
    Genting Plantations Berhad..........................    213,900     567,985
    Hong Leong Bank Berhad..............................    494,050   2,219,167
    Hong Leong Financial Group Berhad...................    205,729     907,759
    IJM Corp. Berhad....................................    431,660     916,137
    IOI Corp. Berhad....................................  3,208,105   5,565,503
    Kuala Lumpur Kepong Berhad..........................    443,400   3,246,007
    Lafarge Malayan Cement Berhad.......................    259,580     643,841
    Malayan Banking Berhad..............................    775,376   2,285,475
    Malaysia Airports Holdings Berhad...................     23,200      50,720
   *Malaysian Airlines System Berhad....................  1,089,334     542,023
    MISC Berhad.........................................  1,391,098   3,486,280
    MMC Corp. Berhad....................................    993,000     900,794
    Nestle (Malaysia) Berhad............................    204,500   3,249,508
    Oriental Holdings Berhad............................    206,680     348,832
    Parkson Holdings Berhad.............................    186,320     365,389
    Petronas Dagangan Berhad............................    257,600   1,545,997
    Petronas Gas Berhad.................................    475,500   2,156,928
    Plus Expressways Berhad.............................  2,201,100   3,228,285
    PPB Group Berhad....................................    382,800   2,237,129
    Public Bank Berhad..................................     67,739     306,620
    Public Bank Berhad Foreign Market Shares............  1,039,201   4,698,605
    RHB Capital Berhad..................................    380,707   1,168,035
    Shell Refining Co. Federation of Malaysia Berhad....    149,500     519,026

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
MALAYSIA -- (Continued)
    Sime Darby Berhad..................................  2,342,720 $  7,218,809
    SP Setia Berhad....................................    883,425    1,160,434
    Telekom Malaysia Berhad............................    957,700    1,307,153
    Tenaga Nasional Berhad.............................  2,608,450    5,385,325
   *UEM Land Holdings Berhad...........................    788,637      690,089
    UMW Holdings Berhad................................    475,466    1,183,593
    YTL Corp. Berhad...................................  5,279,425    2,487,124
    YTL Power International Berhad.....................    283,040      186,711
                                                                   ------------
TOTAL MALAYSIA.........................................              98,799,520
                                                                   ------------
MEXICO -- (6.1%)
    Alfa S.A.B. de C.V. Series A.......................     67,631      991,074
   #America Movil S.A.B. de C.V. Series L.............. 43,632,757   56,282,104
    America Movil S.A.B. de C.V. Series L ADR..........     22,528      581,222
  #*Cementos de Mexico S.A.B de C.V. Series B..........    289,651      204,826
  #*Cemex S.A.B. de C.V. Sponsored ADR.................    549,620    3,869,325
   #Coca-Cola Femsa S.A.B. de C.V. Series L............    298,900    2,885,278
   *Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B..................................     28,827       15,104
    Corporativo Fragua S.A.B. de C.V...................         21          286
    El Puerto de Liverpool S.A.B. de C.V...............    109,400      885,468
   #Fomento Economico Mexicano S.A.B. de C.V.
     Series B & D......................................  2,109,900   15,279,621
    Grupo Carso S.A.B. de C.V. Series A-1..............    588,132    1,643,541
   #Grupo Elektra S.A. de C.V..........................     88,187    6,386,388
   #Grupo Financiero Banorte S.A.B. de C.V.............  1,473,229    6,451,566
    Grupo Financiero Inbursa S.A.B. de C.V. Series O...    908,264    4,271,525
    Grupo Industrial Bimbo S.A.B. de C.V. Series A.....  1,570,500    3,774,616
    Grupo Industrial Maseca S.A.B. de C.V. Series B....    229,000      251,392
    Grupo Mexico S.A.B. de C.V. Series B...............  3,928,317   14,491,930
    Grupo Modelo S.A.B. de C.V. Series C...............    731,750    4,517,445
   *Grupo Nutrisa S.A.B. de C.V........................        129          484
   *Grupo Qumma S.A. de C.V. Series B..................      1,591           24
   #Grupo Televisa S.A. de C.V.........................  1,704,800    7,581,860
    Grupo Televisa S.A. de C.V. Sponsored ADR..........    109,820    2,436,906
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V..............................  2,373,426    4,327,342
   #Industrias Penoles S.A.B. de C.V...................     99,638    4,294,588
  #*Inmuebles Carso S.A.B. de C.V......................    813,232      782,240
    Kimberly Clark de Mexico S.A.B. de C.V. Series A...    607,800    3,780,205
  #*Minera Frisco S.A.B. de C.V........................    797,232    4,006,095
   #Organizacion Soriana S.A.B. de C.V. Series B.......  1,112,075    3,126,654
   *Savia S.A. de C.V..................................    120,000        8,179
    Telefonos de Mexico S.A.B. de C.V. Series A........    199,600      159,428
   #Telefonos de Mexico S.A.B. de C.V. Series L........  5,939,500    4,807,345
   #Wal-Mart de Mexico S.A.B. de C.V. Series V.........  6,300,780   17,398,233
                                                                   ------------
TOTAL MEXICO...........................................             175,492,294
                                                                   ------------
PERU -- (0.4%)
    Cia de Minas Buenaventura S.A. ADR.................    103,984    4,257,105
    Credicorp, Ltd.....................................     70,822    6,919,309
                                                                   ------------
TOTAL PERU.............................................              11,176,414
                                                                   ------------
PHILIPPINES -- (0.5%)
    Aboitiz Equity Ventures, Inc.......................    884,000      878,997
    Aboitiz Power Corp.................................  1,073,000      827,134
    Ayala Corp. Series A...............................    235,816    1,825,860
    Ayala Land, Inc....................................  4,735,418    1,892,153
    Banco de Oro Unibank, Inc..........................  1,106,768    1,679,456
    Bank of the Philippine Islands.....................  1,747,004    2,475,237
   *Filipina Water Bottling Corp.......................  2,006,957           --
    Manila Electric Co.................................     15,000       99,286
    Metro Bank & Trust Co..............................    714,183    1,303,466

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
PHILIPPINES -- (Continued)
    Philippine Long Distance Telephone Co...............    42,445 $  2,407,495
   *San Miguel Corp ....................................   106,520      322,341
    SM Investments Corp ................................     6,000       77,328
    SM Prime Holdings, Inc..............................   508,168      139,138
    Universal Robina Corp ..............................    36,400       40,904
                                                                   ------------
TOTAL PHILIPPINES.......................................             13,968,795
                                                                   ------------
POLAND -- (1.3%)
    Asseco Poland SA....................................    28,780      493,464
    Bank Handlowy w Warszawie SA........................    17,748      524,131
    Bank Millennium SA..................................   279,559      534,423
    Bank Pekao SA.......................................   113,393    6,481,777
   *BRE Bank SA.........................................     7,401      844,516
    Browary Zywiec SA...................................    13,124    2,773,943
    Cyfrowy Polsat SA...................................    16,779       97,031
   *Enea SA.............................................    27,648      186,965
   *Getin Holding SA....................................   160,784      653,421
   *Grupa Lotos SA......................................    82,414    1,129,298
    ING Bank Slaski SA..................................     1,790      546,783
   *Kernel Holding SA...................................    10,020      263,419
   *KGHM Polska Miedz SA................................    61,000    4,174,953
    Kredyt Bank SA......................................    65,825      406,522
   *Mondi Packaging Paper Swiecie SA....................     5,721      163,582
   *PGE SA..............................................   195,194    1,626,290
   *Polski Koncern Naftowy Orlen SA.....................   352,947    5,915,826
    Polskie Gornictwo Naftowe I Gazownictwo SA..........   748,661    1,140,403
    Powszechna Kasa Oszczednosci Bank Polski SA.........   267,637    3,944,635
    Synthos SA..........................................   104,269      214,978
    Telekomunikacja Polska SA...........................   591,537    3,702,597
    TVN SA..............................................    91,082      551,983
                                                                   ------------
TOTAL POLAND............................................             36,370,940
                                                                   ------------
RUSSIA -- (4.7%)
   *Evraz Group SA GDR..................................    74,992    2,497,222
    Federal Hydrogenerating Co.. ADR....................   779,985    3,884,556
   *Gazprom OAO Sponsored ADR........................... 3,602,410   51,549,275
    Gazpromneft JSC Sponsored ADR.......................    47,396    1,192,757
    Lukoil OAO Sponsored ADR............................   354,178   23,552,263
    Magnitogorsk Iron & Steel Works Sponsored GDR.......   111,820    1,236,995
   *Mechel Sponsored ADR................................    16,300      405,544
   *MMC Norilsk Nickel JSC ADR..........................   597,703   15,926,495
    Novolipetsk Steel OJSC GDR..........................    83,762    3,122,743
   *Novorossiysk Sea Trade Port GDR.....................     7,539       63,688
   *Polymetal JSC GDR...................................    64,567    1,336,551
    Rosneft Oil Co. GDR................................. 1,184,101   10,048,982
    Severstal OAO GDR...................................   106,027    2,048,735
   *Surgutneftegas Sponsonsored ADR.....................   544,495    5,491,855
    Tatneft Sponsored ADR...............................    29,354    1,225,607
    TMK OAO GDR.........................................    43,610      765,935
   *Uralkali Sponsored GDR..............................   111,980    5,479,641
    VimpelCom, Ltd. Sponsored ADR.......................    50,835      630,354
    VTB Bank OJSC GDR...................................   582,346    3,482,930
   *X5 Retail Group NV GDR..............................    59,942    2,491,585
                                                                   ------------
TOTAL RUSSIA............................................            136,433,713
                                                                   ------------
SOUTH AFRICA -- (7.3%)
    ABSA Group, Ltd.....................................   362,514    7,130,475
    African Bank Investments, Ltd.......................   374,940    1,893,601
    African Rainbow Minerals, Ltd.......................   105,298    2,971,290
    Anglo American Platinum Corp., Ltd..................    70,553    6,030,294

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH AFRICA -- (Continued)
    AngloGold Ashanti, Ltd. Sponsored ADR...............   197,922 $  8,300,849
    ArcelorMittal South Africa, Ltd.....................   225,381    2,316,352
    Aspen Pharmacare Holdings, Ltd......................    72,465      891,124
    Barloworld, Ltd.....................................    47,056      454,234
    Bidvest Group, Ltd..................................   182,111    4,273,561
    Discovery Holdings, Ltd.............................   357,805    2,095,309
    Exxaro Resources, Ltd...............................    83,898    2,251,825
    FirstRand, Ltd...................................... 1,540,707    4,450,349
    Gold Fields, Ltd. Sponsored ADR.....................   460,940    7,186,055
   *Growthpoint Properties, Ltd.........................   708,915    1,951,770
    Harmony Gold Mining Co., Ltd........................   132,269    1,790,123
    Harmony Gold Mining Co., Ltd. Sponsored ADR.........   331,569    4,502,707
    Impala Platinum Holdings, Ltd.......................   478,692   12,253,595
    Imperial Holdings, Ltd..............................    53,487      918,858
    Investec, Ltd.......................................   118,615      952,998
    Kumba Iron Ore, Ltd.................................    15,092    1,149,001
    Liberty Holdings, Ltd...............................   117,508    1,317,454
   *Massmart Holdings, Ltd..............................    40,893      882,910
    Medi-Clinic Corp., Ltd..............................     9,184       43,357
    MMI Holdings, Ltd...................................   283,735      720,451
    Mondi, Ltd..........................................    38,195      303,330
   *Mpact, Ltd..........................................    38,195       77,990
    Mr. Price Group, Ltd................................     4,144       45,644
    MTN Group, Ltd...................................... 1,659,950   35,626,100
    Naspers, Ltd. Series N..............................   324,237   17,518,283
    Nedbank Group, Ltd..................................    55,383    1,162,901
    Network Healthcare Holdings, Ltd....................   251,159      546,056
    Northam Platinum, Ltd...............................    29,145      160,862
    Pick'n Pay Stores, Ltd..............................   244,318    1,498,381
    Pretoria Portland Cement Co., Ltd...................   591,367    2,282,082
    PSG Group, Ltd......................................    81,771      569,914
    Sanlam, Ltd.........................................   961,639    3,880,909
   *Sappi, Ltd. Sponsored ADR...........................     1,300        5,785
    Sasol, Ltd. Sponsored ADR...........................   721,569   36,186,685
    Shoprite Holdings, Ltd..............................   440,921    6,899,147
    Standard Bank Group, Ltd............................   861,864   12,490,920
    Steinhoff International Holdings, Ltd...............   842,503    2,911,378
    Telkom South Africa, Ltd............................   318,908    1,702,730
    Tiger Brands, Ltd...................................    79,054    2,406,592
    Truworths International, Ltd........................   186,043    2,020,150
    Vodacom Group, Ltd..................................   389,448    4,951,885
    Woolworths Holdings, Ltd............................   130,252      608,966
                                                                   ------------
TOTAL SOUTH AFRICA......................................            210,585,232
                                                                   ------------
SOUTH KOREA -- (13.7%)
   #Amorepacific Corp...................................     3,479    3,963,163
   #Cheil Industrial, Inc...............................    20,690    2,363,354
   *Daelim Industrial Co., Ltd..........................    18,215    2,179,210
  #*Daewoo Engineering & Construction Co., Ltd..........   125,248    1,465,683
   #Daewoo International Corp...........................    38,863    1,472,125
    Daewoo Securities Co., Ltd..........................   103,195    1,814,814
   #Daewoo Shipbuilding & Marine Engineering Co., Ltd...   105,130    3,733,513
    Dongbu Insurance Co., Ltd...........................       100        4,962
    Doosan Corp.........................................     4,502      631,016
   #Doosan Heavy Industries & Construction Co., Ltd.....    21,575    1,381,996
  #*Doosan Infracore Co., Ltd...........................    82,000    2,042,519
   *E-Mart Co., Ltd.....................................    18,616    4,855,734
    GS Engineering & Construction Corp..................    27,320    3,084,894
   #GS Holdings Corp....................................    42,945    3,680,235
    Hana Financial Group, Inc...........................   126,111    4,946,269
   #Hankook Tire Manufacturing Co., Ltd.................    82,310    3,347,183

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   *Hanwha Corp.........................................    11,920 $    584,437
   #Hynix Semiconductor, Inc............................   181,980    4,195,144
   *Hyosung T & C Co., Ltd..............................     7,217      638,980
    Hyundai Department Store Co., Ltd...................     6,301    1,099,058
    Hyundai Engineering & Construction Co., Ltd.........     8,263      677,180
    Hyundai Glovis Co., Ltd.............................     6,360    1,159,050
    Hyundai Heavy Industries Co., Ltd...................    39,020   15,085,375
   #Hyundai Merchant Marine Co., Ltd....................    26,021      738,997
   *Hyundai Mipo Dockyard Co., Ltd......................     3,146      498,143
    Hyundai Mobis.......................................    53,070   19,105,180
    Hyundai Motor Co., Ltd..............................    95,919   21,354,331
    Hyundai Steel Co....................................    58,560    7,217,679
    Industrial Bank of Korea, Ltd.......................    90,040    1,547,757
    Kangwon Land, Inc...................................   114,660    3,261,574
    KB Financial Group, Inc.............................   139,085    6,918,548
   *KB Financial Group, Inc. ADR........................     2,333      115,740
    KCC Corp............................................     5,799    1,925,381
    Kia Motors Corp.....................................   225,130   16,504,884
   *Korea Electric Power Corp...........................   221,150    5,374,841
    Korea Exchange Bank.................................   200,200    1,774,571
    Korea Zinc Co., Ltd.................................     1,294      535,949
   *Korean Air Co., Ltd.................................    21,974    1,402,232
    KT Corp.............................................   110,260    4,135,537
    KT&G Corp...........................................   103,590    6,449,903
    LG Chemical, Ltd....................................    32,392   14,444,533
    LG Corp.............................................   118,265    8,840,213
   #LG Display Co., Ltd. ADR............................   216,809    2,783,828
   #LG Electronics, Inc.................................    88,910    6,774,649
    LG Household & Healthcare Co., Ltd..................     5,120    2,316,452
   #Lotte Shopping Co., Ltd.............................     4,474    1,929,397
    LS Corp.............................................     5,756      597,350
    NCsoft Corp.........................................     4,942    1,520,730
  #*NHN Corp............................................     8,597    1,711,396
   #OCI Co., Ltd........................................     3,894    1,501,626
    POSCO...............................................    46,060   20,343,524
    Samsung Card Co., Ltd...............................    23,720    1,349,530
   #Samsung Corp........................................   100,930    8,027,469
   #Samsung Electro-Mechanics Co., Ltd..................    37,767    3,110,635
   #Samsung Electronics Co., Ltd........................    95,982   76,858,795
    Samsung Electronics Co., Ltd. GDR...................    49,372   19,524,521
    Samsung Engineering Co., Ltd........................     6,628    1,633,541
    Samsung Fire & Marine Insurance, Ltd................    35,022    7,922,257
   #Samsung Heavy Industries Co., Ltd...................   126,000    5,126,232
   #Samsung SDI Co., Ltd................................    23,228    3,743,047
    Samsung Securities Co., Ltd.........................    33,780    2,545,446
   #Samsung Techwin Co., Ltd............................     7,702      564,557
    Shinhan Financial Group Co., Ltd....................   218,686   10,475,594
   #Shinhan Financial Group Co., Ltd. ADR...............    16,770    1,610,255
    Shinsegae Co., Ltd..................................     6,575    2,043,591
    SK Co., Ltd.........................................    21,194    3,648,711
    SK Innovation Co., Ltd..............................    51,889   10,697,664
    SK Telecom Co., Ltd.................................    38,331    5,333,876
   #S-Oil Corp..........................................    46,083    6,515,953
    Woongjin Coway Co., Ltd.............................    13,260      511,959
                                                                   ------------
TOTAL SOUTH KOREA.......................................            397,274,472
                                                                   ------------
TAIWAN -- (10.9%)
   #Acer, Inc........................................... 2,805,040    3,891,699
    Advanced Semiconductor Engineering, Inc............. 3,289,702    3,554,974
   *Advantech Co., Ltd..................................   145,200      490,734
   #Asia Cement Corp.................................... 2,174,316    3,360,902

THE EMERGING MARKETS SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                          --------- -----------
TAIWAN -- (Continued)
   *Asustek Computer, Inc................................   543,181 $ 4,371,364
  #*AU Optronics Corp.................................... 1,332,873     730,421
   *AU Optronics Corp. Sponsored ADR.....................   353,406   1,947,267
    Catcher Technology Co., Ltd..........................   302,429   2,641,317
   #Cathay Financial Holdings Co., Ltd................... 3,969,573   5,951,628
    Chang Hwa Commercial Bank............................ 2,429,610   1,923,330
    Cheng Shin Rubber Industry Co., Ltd.................. 1,166,486   3,500,881
    Chicony Electronics Co., Ltd.........................     8,571      16,426
  #*Chimei Innolux Corp.................................. 3,306,818   1,773,151
   *China Airlines, Ltd.................................. 1,086,000     633,975
    China Development Financial Holding Corp............. 4,762,150   1,825,447
    China Life Insurance Co., Ltd........................   759,836   1,067,057
   *China Petrochemical Development Corp.................   305,000     474,799
   #China Steel Corp..................................... 9,488,159   9,897,670
    Chinatrust Financial Holdings Co., Ltd............... 3,493,931   3,155,155
   #Chunghwa Telecom Co., Ltd. ADR.......................   196,517   6,830,931
    Clevo Co., Ltd.......................................     5,643      11,000
    Compal Electronics, Inc.............................. 3,781,541   4,905,640
   #Delta Electronics, Inc............................... 1,812,366   6,414,983
   #E.Sun Financial Holding Co., Ltd..................... 2,873,668   1,988,882
   #Epistar Corp.........................................   396,000     929,553
   *Eva Airways Corp.....................................   856,000     763,227
   *Evergreen Marine Corp., Ltd.......................... 1,154,869     792,271
    Far Eastern Department Stores Co., Ltd...............   390,525     851,036
   #Far Eastern New Century Corp......................... 3,073,987   4,931,951
    Far EasTone Telecommunications Co., Ltd..............   815,000   1,347,683
   #Farglory Land Development Co., Ltd...................   134,229     329,674
    First Financial Holding Co., Ltd..................... 5,661,288   4,694,801
    Formosa Chemicals & Fiber Co., Ltd................... 3,356,445  12,160,349
    Formosa Plastics Corp................................ 4,522,648  17,029,719
    Formosa Taffeta Co., Ltd.............................   642,000     726,451
    Foxconn Technology Co., Ltd..........................   696,661   3,213,296
    Fubon Financial Holding Co., Ltd..................... 6,236,736  10,174,723
    Giant Manufacture Co., Ltd...........................    86,506     346,818
    Highwealth Construction Corp.........................   213,000     486,702
   #Hon Hai Precision Industry Co., Ltd.................. 5,710,097  16,284,356
   #Hotai Motor Co., Ltd.................................   298,000   1,457,035
   #HTC Corp.............................................   581,236  17,290,293
   #Hua Nan Financial Holding Co., Ltd................... 4,578,066   3,605,928
   *Inotera Memories, Inc................................   674,976     183,897
   #Inventec Co., Ltd.................................... 1,819,358     892,516
   #Kinsus Interconnect Technology Corp..................   120,000     495,671
   #Largan Precision Co., Ltd............................    52,860   1,779,960
   #LCY Chemical Corp....................................    87,853     218,228
    Lite-On Technology Corp.............................. 1,609,798   2,104,977
   #Macronix International Co., Ltd...................... 2,631,825   1,315,301
   #Media Tek, Inc.......................................   736,995   6,601,480
    Mega Financial Holding Co., Ltd...................... 4,782,000   4,603,650
   #Nan Ya Plastic Corp.................................. 6,052,564  16,743,784
    Nan Ya Printed Circuit Board Corp....................   206,968     695,412
   #Novatek Microelectronics Corp........................   276,000     772,417
   *Pegatron Corp........................................ 1,269,345   1,459,274
    Polaris Securities Co., Ltd..........................   465,000     348,318
    Pou Chen Corp........................................ 2,047,487   1,829,316
    Powertech Technology, Inc............................   373,820   1,075,521
   #President Chain Store Corp...........................   576,831   3,690,449
    Quanta Computer, Inc.................................   662,000   1,630,746
   #Ruentex Industries, Ltd..............................   239,000     589,580
   *Shin Kong Financial Holding Co., Ltd................. 3,795,344   1,639,744
   #Siliconware Precision Industries Co.................. 2,347,324   2,339,019
    SinoPac Holdings Co., Ltd............................ 5,028,000   2,178,849

THE EMERGING MARKETS SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
   #Synnex Technology International Corp...............  1,019,756 $  2,617,882
   *Taishin Financial Holdings Co., Ltd................  3,625,291    1,936,379
   *Taiwan Business Bank...............................  2,190,800      839,333
    Taiwan Cement Corp.................................  2,650,720    4,193,934
   #Taiwan Cooperative Bank............................  3,297,397    2,696,384
    Taiwan Fertilizer Co., Ltd.........................    421,000    1,504,402
   #Taiwan Glass Industrial Corp.......................  1,087,324    1,686,116
    Taiwan Mobile Co., Ltd.............................     47,000      129,383
   #Taiwan Semiconductor Manufacturing Co., Ltd........ 22,386,808   55,634,581
    Transcend Information, Inc.........................    131,181      355,383
    Tripod Technology Corp.............................    217,000      861,656
    U-Ming Marine Transport Corp.......................    551,860      969,202
   #Unimicron Technology Corp..........................    769,896    1,369,746
    Uni-President Enterprises Corp.....................  3,845,980    6,311,774
   #United Microelectronics Corp.......................  7,733,000    3,474,795
   *Walsin Lihwa Corp..................................  2,740,000    1,303,848
   *Wan Hai Lines Co., Ltd.............................    436,000      306,444
  #*Wintek Corp........................................    528,000      717,298
   #Wistron Corp.......................................  1,314,716    2,213,688
   #WPG Holdings, Ltd..................................    461,348      770,975
   *Yang Ming Marine Transport Corp....................    983,000      628,144
   #Yuanta Financial Holding Co., Ltd..................  3,358,885    2,401,459
    Yulon Motor Co., Ltd...............................    310,000      811,021
                                                                   ------------
TOTAL TAIWAN...........................................             315,697,435
                                                                   ------------
THAILAND -- (2.0%)
    Advance Info Service PCL (Foreign).................  1,022,200    3,958,562
    Bangkok Bank PCL (Foreign).........................    329,000    1,946,974
    Bangkok Bank PCL (Foreign) NVDR....................    286,400    1,670,867
    Bangkok Dusit Medical Services PCL (Foreign).......     82,900      160,519
    Bank of Ayudhya PCL (Foreign)......................  2,590,200    2,431,705
    Banpu PCL (Foreign)................................    113,100    2,775,832
    BEC World PCL (Foreign)............................    975,300    1,340,731
    Charoen Pokphand Foods PCL (Foreign)...............  2,686,100    2,859,469
    CP ALL PCL (Foreign)...............................  1,978,700    3,284,012
    Delta Electronics (Thailand) PCL (Foreign).........         10            9
    Glow Energy PCL (Foreign)..........................    119,000      225,432
    IRPC PCL (Foreign).................................  5,509,900    1,062,261
    Kasikornbank PCL (Foreign).........................  1,531,600    7,292,111
    Krung Thai Bank PCL (Foreign)......................  4,726,870    3,296,526
    Land & Houses PCL (Foreign) NVDR...................    790,000      180,117
    PTT Aromatics & Refining PCL (Foreign).............  1,287,137    1,834,143
    PTT Chemical PCL (Foreign).........................    517,460    2,819,355
    PTT Exploration & Production PCL (Foreign).........    592,000    3,652,238
    PTT PCL (Foreign)..................................    649,900    7,561,284
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)........................................    521,300      751,581
    Siam Cement PCL (Foreign) (The)....................    117,100    1,719,692
    Siam Cement PCL (Foreign) (The) NVDR...............     41,600      531,420
    Siam City Cement PCL (Foreign).....................     94,913      738,301
    Siam Commercial Bank PCL (Foreign).................  1,001,366    4,247,202
   *Thai Airways International PCL (Foreign)...........    406,300      384,844
    Thai Oil PCL (Foreign).............................    326,700      840,712
    TMB Bank PCL (Foreign).............................  6,775,900      463,465
   *Total Access Communication PCL (Foreign) NVDR......    214,100      484,552
                                                                   ------------
TOTAL THAILAND.........................................              58,513,916
                                                                   ------------
TURKEY -- (1.4%)
    Akbank T.A.S.......................................  1,275,410    5,544,337
    Anadolu Efes Biracilik ve Malt Sanayi A.S..........    224,805    2,964,309
    Arcelik A.S........................................     57,897      263,383
   *Asya Katilim Bankasi A.S...........................    202,790      285,770

THE EMERGING MARKETS SERIES
CONTINUED

                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
    Aygaz A.S.........................................    19,411 $      120,324
    BIM BirlesikMagazalar A.S.........................    35,088      1,195,598
   *Dogan Sirketler Grubu Holdings A.S................   399,572        204,789
   *Dogan Yayin Holding A.S...........................         3              2
    Enka Insaat ve Sanayi A.S.........................   316,771        862,738
    Eregli Demir ve Celik Fabrikalari T.A.S...........   607,852      1,429,736
    Ford Otomotiv Sanayi A.S..........................    74,222        582,769
    Koc Holding A.S. Series B.........................   775,171      3,234,953
   *Petkim Petrokimya Holding A.S.....................   201,256        300,100
    Tupras Turkiye Petrol Rafinerileri A.S............   122,470      2,972,750
   *Turk Hava Yollari A.S.............................   238,105        443,007
   *Turkcell Iletisim Hizmetleri AS...................   240,093      1,233,637
    Turkiye Garanti Bankasi A.S....................... 2,046,828      8,981,598
    Turkiye Halk Bankasi A.S..........................   139,950        977,222
    Turkiye Is Bankasi A.S............................ 1,484,267      4,235,886
    Turkiye Sise ve Cam Fabrikalari A.S...............   315,349        684,841
    Turkiye Vakiflar Bankasi T.A.O....................   447,801        932,859
   *Yapi ve Kredi Bankasi A.S.........................   819,337      1,944,171
                                                                 --------------
TOTAL TURKEY..........................................               39,394,779
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,421,230,425
                                                                 --------------
PREFERRED STOCKS -- (7.8%)
BRAZIL -- (7.8%)
    AES Tiete SA......................................    41,000        636,870
    Banco Bradesco SA................................. 1,584,132     30,122,870
    Banco do Estado do Rio Grande do Sul SA...........    98,400        985,364
    Brasil Telecom SA.................................   396,753      3,384,623
    Brasil Telecom SA ADR.............................    14,349        370,778
   #Braskem SA Preferred A Sponsored ADR..............    83,700      2,031,399
   #Cia Brasileira de Distribuicao Grupo Pao de
     Acucar SA Sponsored ADR Series A.................    70,200      3,031,938
    Cia de Bebidas das Americas SA....................       415         12,202
    Cia de Bebidas das Americas SA Preferred ADR......   661,939     19,871,409
    Cia de Transmissao de Energia Electrica Paulista
      SA Series A.....................................    12,600        380,880
    Cia Energetica de Minas Gerais SA.................   291,821      5,545,323
    Cia Paranaense de Energia SA Sponsored ADR
      Series A........................................    41,690      1,007,647
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA.........................................    26,500        619,760
    Empresa Nasional de Comercio Redito e
      Participacoes SA................................       480         10,833
    Gerdau SA.........................................   756,268      6,807,558
    Itau Unibanco Holding SA.......................... 1,765,755     35,637,316
    Itau Unibanco Holding SA ADR......................   271,346      5,527,318
    Lojas Americanas SA...............................    63,089        571,963
    Petroleo Brasilerio SA ADR........................ 1,376,550     42,301,381
    Tele Norte Leste Participacoes SA.................   118,734      1,646,053
   #Tele Norte Leste Participacoes SA ADR.............   127,600      1,783,848
    Telecomunicacoes de Sao Paulo SA..................   287,984      9,034,028
    Telemar Norte Leste SA............................    26,112        750,940
   #Tim Participacoes SA ADR..........................    19,000        950,760
   #Ultrapar Participacoes SA Sponsored ADR...........   254,308      4,608,061
    Usinas Siderurgicas de Minas Gerais SA Series A...   387,924      2,789,021
    Vale SA Series A.................................. 1,412,691     41,537,679
   *Vale SA Series B..................................    81,160             --
    Vale SA Sponsored ADR.............................   166,500      4,915,080
                                                                 --------------
TOTAL BRAZIL..........................................              226,872,902
                                                                 --------------
TOTAL PREFERRED STOCKS................................              226,872,902
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
CHILE -- (0.0%)
   *Corpbanca SA Rights 07/02/11...................... 3,880,970             85
                                                                 --------------

THE EMERGING MARKETS SERIES
CONTINUED

                                                      SHARES        VALUE++
                                                    ------------ --------------
TAIWAN -- (0.0%)
   *First Financial Holding Co., Ltd. Rights
     09/09/11......................................      494,764 $       58,338
                                                                 --------------
TOTAL RIGHTS/WARRANTS..............................                      58,423
                                                                 --------------
                                                       FACE
                                                      AMOUNT        VALUE+
                                                    ------------ --------------
                                                       (000)
TEMPORARY CASH INVESTMENTS -- (0.4%)
    Repurchase Agreement, PNC Capital Markets,
      Inc. 0.05%, 08/01/11 (Collateralized by
      $9,625,000 FNMA 2.24%, 07/06/15, valued at
      $9,865,625) to be repurchased at $9,717,040.. $      9,717      9,717,000
                                                                 --------------

                                                      SHARES/
                                                       FACE
                                                      AMOUNT
                                                    ------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (8.2%)
(S)@DFA Short Term Investment Fund.................  232,407,107    232,407,107
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralized by $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $6,062,293)## to be repurchased at $5,943,519. $      5,943      5,943,420
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 238,350,527
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,554,723,048)^^..........................              $2,896,229,277
                                                                 ==============

THE EMERGING MARKETS SERIES
CONTINUED

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
   Brazil................... $134,743,622             --   --    $  134,743,622
   Chile....................   50,549,664             --   --        50,549,664
   China....................  107,942,782 $  258,414,162   --       366,356,944
   Colombia.................    9,867,811             --   --         9,867,811
   Czech Republic...........           --     16,423,439   --        16,423,439
   Egypt....................           --      3,228,775   --         3,228,775
   Hungary..................           --     16,413,619   --        16,413,619
   India....................   30,502,346    217,693,976   --       248,196,322
   Indonesia................        1,808     81,740,881   --        81,742,689
   Israel...................           --             30   --                30
   Malaysia.................           --     98,799,520   --        98,799,520
   Mexico...................  175,484,091          8,203   --       175,492,294
   Peru.....................   11,176,414             --   --        11,176,414
   Philippines..............           --     13,968,795   --        13,968,795
   Poland...................           --     36,370,940   --        36,370,940
   Russia...................    1,035,898    135,397,815   --       136,433,713
   South Africa.............   56,260,071    154,325,161   --       210,585,232
   South Korea..............    9,365,557    387,908,915   --       397,274,472
   Taiwan...................    8,778,198    306,919,237   --       315,697,435
   Thailand.................   58,513,916             --   --        58,513,916
   Turkey...................           --     39,394,779   --        39,394,779
Preferred Stocks
   Brazil...................  226,872,902             --   --       226,872,902
Rights/Warrants
   Chile....................           85             --   --                85
   Taiwan...................           --         58,338   --            58,338
Temporary Cash Investments..           --      9,717,000   --         9,717,000
Securities Lending
  Collateral................           --    238,350,527   --       238,350,527
                             ------------ --------------   --    --------------
TOTAL....................... $881,095,165 $2,015,134,112   --    $2,896,229,277
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                     THE EMERGING MARKETS SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                            SHARES    VALUE++
                                                           --------- ----------
COMMON STOCKS -- (88.6%)
ARGENTINA -- (0.0%)
    Ferrum SA de Ceramica y Metalurgia....................         1 $        1
                                                                     ----------
BRAZIL -- (7.7%)
    AES Tiete SA..........................................    53,900    781,991
    Alpargatas SA.........................................   102,000    794,506
    Amil Participacoes SA.................................   204,808  2,311,081
    Anhanguera Educacional Participacoes SA...............   343,345  6,608,536
    B2W Cia Global Do Varejo SA...........................   197,800  1,859,576
    Banco ABC Brasil SA...................................   143,895    974,238
    Banco Alfa de Investimento SA.........................       700      3,207
    Banco Daycoval SA.....................................    57,400    316,452
    Banco Industrial e Comercial SA.......................   186,220  1,129,916
    Banco Mercantil do Brasil SA..........................     1,327     14,110
   *Banco Panamericano SA.................................   111,500    430,657
    Banco Pine SA.........................................    62,500    417,110
    Banco Sofisa SA.......................................    92,600    220,327
    Bematech SA...........................................    68,200    230,434
   *BHG SA - Brazil Hospitality Group.....................       800     10,172
   *Bombril SA............................................    17,600    111,216
    BR Malls Participacoes SA.............................   567,258  6,510,747
    Brasil Brokers Participacoes SA.......................   338,382  1,544,795
   *Brasil Ecodiesel Industria e Comercio de
     Biocombustiveis e Oleos Vegetais SA.................. 1,431,520    646,139
    Brookfield Incorporacoes SA...........................   650,812  2,882,986
    Camargo Correa Desenvolvimento Imobiliario SA.........   103,136    305,248
    CETIP SA..............................................   307,059  5,207,242
    Cia de Gas de Sao Paulo SA............................    46,200  1,155,856
    Cia de Saneamento de Minas Gerais-Copasa SA...........   146,300  3,056,466
    Cia de Saneamento do Parana SA........................   176,900    533,831
    Cia Energetica de Sao Paulo SA........................     6,100    125,827
    Cia Hering SA.........................................   340,090  7,230,079
    Cia Providencia Industria e Comercio SA...............     1,350      5,084
   *Contax Participacoes SA...............................     2,500     34,820
    CR2 Empreendimentos Imobiliarios SA...................     9,000     38,186
    Cremer SA.............................................    77,146    705,375
   *CSU Cardsystem SA.....................................    47,100    145,171
    Cyrela Brazil Realty SA Empreendimentos e
      Participacoes.......................................   123,033  1,201,889
   *Diagnosticos Da America SA............................   507,200  6,262,940
   *Direcional Engenharia SA..............................    38,100    255,499
    Drogasil SA...........................................   210,948  1,700,261
    Duratex SA............................................   749,354  5,551,844
    Energias do Brazil SA.................................   119,602  2,983,013
    Equatorial Energia SA.................................   122,500    904,423
    Estacio Participacoes SA..............................   157,668  1,952,995
    Eternit SA............................................   212,789  1,219,779
    Even Construtora e Incorporadora SA...................   498,850  2,428,550
    EZ Tec Empreendimentos e Participacoes SA.............   119,958  1,154,060
   *Fertilizantes Heringer SA.............................    38,300    234,119
   *Fleury SA.............................................   103,700  1,434,956
    Gafisa SA.............................................   480,400  2,323,242
   #Gafisa SA ADR.........................................   281,131  2,690,424
   *General Shopping Brasil SA............................    86,717    656,451
   *Globex Utilidades SA..................................    58,737    804,824
   #Gol Linhas Aereas Inteligentes SA ADR.................   202,727  1,573,162
    Grendene SA...........................................   251,534  1,427,281
    Guararapes Confeccoes SA..............................    20,600  1,062,643
    Helbor Empreendimentos SA.............................    86,124  1,132,326
   *IdeiasNet SA..........................................   234,800    452,689
    Iguatemi Empresa de Shopping Centers SA...............    93,200  2,055,887
    Industrias Romi SA....................................    85,300    352,563

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                         SHARES     VALUE++
                                                        --------- ------------
BRAZIL -- (Continued)
    Inepar SA Industria e Construcoes..................    32,940 $    102,801
    Iochpe-Maxion SA...................................   142,380    1,850,844
    JHSF Participacoes SA..............................   299,447      857,301
    Joao Fortes Engenharia SA..........................    37,300      235,703
   *Kepler Weber SA.................................... 2,480,000      447,754
   *Kroton Educacional SA..............................    77,667      956,533
    Light SA...........................................   199,200    3,614,462
   *LLX Logistica SA...................................   488,125    1,372,296
    Localiza Rent a Car SA.............................   293,302    4,728,085
   *Log-in Logistica Intermodal SA.....................    40,000      191,121
    Lojas Renner SA....................................   273,700    9,733,085
    LPS Brasil Consultoria de Imoveis SA...............    66,524    1,459,294
   *Lupatech SA........................................    54,100      392,446
   *M&G Poliester SA...................................   630,780       44,740
    M. Dias Branco SA..................................   163,329    4,050,445
   *Magnesita Refratarios SA...........................   538,604    2,181,019
   *Mahle-Metal Leve SA Industria e Comercio...........    30,866      820,188
    Marfrig Alimentos SA...............................   417,400    4,088,278
    Marisa Lojas SA....................................   144,664    2,034,447
    Metalfrio Solutions SA.............................    43,700      281,781
    Minerva SA.........................................   103,758      364,627
   *MMX Mineracao e Metalicos SA.......................   493,600    2,603,506
   *MPX Energia SA.....................................    95,300    2,261,366
    MRV Engenharia e Participacoes SA..................   306,700    2,256,470
    Multiplan Empreendimentos Imobiliarios SA..........   200,046    4,398,600
    Obrascon Huarte Lain Brasil SA.....................    63,600    2,624,625
    OdontoPrev SA......................................   232,800    3,931,413
   *OSX Brasil SA......................................     7,200    1,717,768
    Parana Banco SA....................................    29,200      212,761
    Paranapanema SA....................................   479,021    1,606,157
   *Plascar Participacoes Industriais SA...............   195,700      271,306
    Porto Seguro SA....................................   261,800    3,671,632
   *PortX Operacoes Portuarias SA......................   488,125    1,082,729
    Positivo Informatica SA............................    68,700      265,790
    Profarma Distribuidora de Produtos Farmaceuticos
      SA...............................................    20,800      193,133
    Redentor Energia SA................................    19,000       86,249
   *Restoque Comercio e Confeccoes de Roupas SA........    78,529    1,032,976
    Rodobens Negocios Imobiliarios SA..................    40,540      335,121
    Rossi Residencial SA...............................   487,490    3,662,030
    Santos Brasil Participacoes SA.....................   120,688    2,089,482
   *Sao Carlos Empreendimentos e Participacoes SA......    52,700      737,396
    Sao Martinho SA....................................   128,216    1,841,991
    SLC Agricola SA....................................   138,809    1,518,902
   *Springs Global Participacoes SA....................    94,700      242,421
    Sul America SA.....................................   468,548    5,368,732
    TAM SA Sponsored ADR...............................    38,100      741,807
    Tecnisa SA.........................................   281,531    2,105,787
    Tegma Gestao Logistica SA..........................    57,935      901,049
   *Tempo Participacoes SA.............................   173,200      423,270
   *Tereos Internacional SA............................   103,700      189,232
    Terna Participacoes SA.............................     3,800       80,222
    Totvs SA...........................................   288,020    4,995,801
    Trisul SA..........................................    21,438       55,017
    Triunfo Participacoes e Investimentos SA...........    43,550      279,129
    Universo Online SA.................................    72,700      825,044
    Valid Solucoes e Servicos de Seguranca em Meios
      de Pagamento e Identificacao SA..................   117,840    1,458,895
   *Viver Incorporadora e Construtora SA...............   525,100      782,139
                                                                  ------------
TOTAL BRAZIL...........................................            184,814,399
                                                                  ------------
CHILE -- (1.6%)
    AFP Cuprum SA......................................     1,398       79,296

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES      VALUE++
                                                        ----------- -----------
CHILE -- (Continued)
   *Aguas Andinas SA Series A..........................       1,593 $       916
    Almendral SA.......................................   1,217,565     177,538
    Banmedica SA.......................................   1,312,094   2,452,139
    Besalco SA.........................................     688,756   1,136,636
    Cementos Bio-Bio SA................................     452,622     771,189
    Cia Cervecerias Unidas SA..........................      17,635     198,514
    Cia General de Electricidad SA.....................     110,134     613,838
    Cia Sud Americana de Vapores SA....................   3,436,721   2,028,304
    Cintac SA..........................................     324,650     221,415
    Corpbanca SA....................................... 206,759,006   3,140,929
   #Corpbanca SA ADR...................................      65,937   1,450,614
    Cristalerias de Chile SA...........................     156,836   1,919,741
    Embotelladora Andina SA Series B...................     195,026     853,042
    Empresa Electrica Pilmaiquen SA....................      60,267     237,116
    Empresas Hites SA..................................     340,060     353,811
    Empresas Iansa SA..................................   6,287,667     618,596
    Empresas La Polar SA...............................     801,254     893,201
    Forus SA...........................................     129,738     374,326
    Gasco SA...........................................      76,171     516,131
    Grupo Security SA..................................     160,176      66,521
    Industrias Forestales SA...........................      20,000       6,339
    Inversiones Aguas Metropolitanas SA................   1,598,644   2,501,922
   *Invertec Pesquera Mar de Chiloe SA.................     135,701      55,322
   *Madeco SA..........................................  35,535,330   1,708,803
    Masisa SA..........................................   8,936,076   1,132,880
    Multiexport Foods SA...............................   1,680,100     583,904
    Parque Arauco SA...................................   1,199,487   2,490,738
    PAZ Corp. SA.......................................     280,402     205,383
    Ripley Corp. SA....................................   1,237,107   1,452,080
    Salfacorp SA.......................................     519,788   1,840,561
    Sigdo Koppers SA...................................     423,156     784,434
    Socovesa SA........................................   1,370,698     766,992
    Sonda SA...........................................     951,577   2,516,739
    Soquimic Comercial SA..............................     562,478     218,229
    Vina Concha Y Toro SA..............................   1,234,291   2,808,788
    Vina Concha Y Toro SA Sponsored ADR................       1,725      78,229
    Vina San Pedro Tarapaca SA.........................  40,113,498     343,705
                                                                    -----------
TOTAL CHILE............................................              37,598,861
                                                                    -----------
CHINA -- (12.5%)
  #*361 Degrees International, Ltd.....................   1,724,000     906,321
   *A8 Digital Music Holdings, Ltd.....................     510,000      79,662
   #Ajisen China Holdings, Ltd.........................     851,000   1,676,370
    AMVIG Holdings, Ltd................................     898,000     552,993
    Anhui Expressway Co., Ltd..........................   1,226,000     825,093
    Anhui Tianda Oil Pipe Co., Ltd.....................     635,000     195,568
    Anta Sports Products, Ltd..........................     176,000     265,312
   #Anton Oilfield Services Group......................   1,770,000     342,584
   *Anxin-China Holdings, Ltd..........................   3,415,000     897,865
   #Asia Cement China Holdings Corp....................   1,020,000     901,253
   *Asia Energy Logistics Group, Ltd...................  13,780,000     247,206
    Asian Citrus Holdings, Ltd.........................   1,071,000     925,740
   *AVIC International Holding HK, Ltd.................   6,346,000     301,572
   #AviChina Industry & Technology Co., Ltd. Series H..   3,806,788   2,225,559
    Baoye Group Co., Ltd...............................   1,802,000   1,195,272
  #*BaWang International Group Holding, Ltd............   1,756,000     288,048
   *Beijing Capital International Airport Co., Ltd.....   4,492,000   2,108,315
   #Beijing Capital Land, Ltd..........................   4,358,500   1,394,762
   *Beijing Development HK, Ltd........................     507,000      81,907
  #*Beijing Enterprises Water Group, Ltd...............   6,007,660   1,626,638
    Beijing Jingkelong Co., Ltd........................     511,749     643,172

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
CHINA -- (Continued)
   #Beijing North Star Co., Ltd. Series H...............  1,320,000 $   316,509
   *Beijing Properties Holdings, Ltd....................  4,007,061     344,515
   #Bosideng International Holdings, Ltd................  6,792,000   1,989,035
   *Brilliance China Automotive Holdings, Ltd...........  8,710,000  11,135,664
   *BYD Electronic International Co., Ltd...............  2,150,890     765,774
    C C Land Holdings, Ltd..............................  4,807,000   1,801,648
   #C.P. Pokphand Co., Ltd.............................. 10,426,594   1,108,747
   *Catic Shenzhen Holdings, Ltd........................     10,000       4,639
   #Central China Real Estate, Ltd......................  1,417,626     392,676
    Centron Telecom International Holdings, Ltd.........    706,117     127,394
   #Chaoda Modern Agriculture Holdings, Ltd.............  6,771,138   2,710,668
    China Aerospace International Holdings, Ltd.........  8,318,500     852,323
    China Aoyuan Property Group, Ltd....................  2,026,000     355,818
   #China Automation Group, Ltd.........................  1,156,000     619,853
    China BlueChemical, Ltd.............................  2,394,000   1,865,523
    China Chengtong Development Group, Ltd..............  2,908,000     176,953
    China Communications Services Corp., Ltd............    266,000     133,156
   #China Dongxiang Group Co., Ltd......................  5,982,638   1,361,148
   *China Energine International Holdings, Ltd..........  2,982,000     173,831
   *China Environmental Resources Group, Ltd............    112,000       1,933
    China Everbright International, Ltd.................  5,281,800   2,007,711
    China Everbright, Ltd...............................  2,116,000   3,792,880
   #China Foods, Ltd....................................  1,788,000   1,558,806
    China Gas Holdings, Ltd.............................  5,115,500   1,910,618
    China Glass Holdings, Ltd...........................    956,000     287,795
   *China Grand Forestry Green Resources Group, Ltd..... 14,915,759     273,675
   #China Green Holdings, Ltd...........................  1,149,000     636,000
   #China Haidian Holdings, Ltd.........................  3,410,000     472,344
  #*China High Precision Automation Group, Ltd..........    577,000     400,285
   #China High Speed Transmission Equipment Group Co.,
     Ltd................................................  2,260,422   1,754,911
    China Huiyuan Juice Group, Ltd......................  1,042,500     574,086
   #China Lilang, Ltd...................................    860,000   1,182,306
   #China Lumena New Materials Corp.....................  3,266,000   1,153,280
   *China Medical System Holdings, Ltd..................    701,600     675,538
   #China Metal Recycling Holdings, Ltd.................  1,071,486   1,436,677
   *China Mining Resources Group, Ltd................... 20,164,900     480,143
    China Molybdenum Co., Ltd...........................    874,000     683,704
    China National Materials Co., Ltd...................  2,470,000   1,820,618
    China Nickel Resources Holding Co., Ltd.............    986,000     116,318
  #*China Oil & Gas Group, Ltd..........................  7,860,000     695,147
    China Oriental Group Co., Ltd.......................     10,000       3,857
   #China Pharmaceutical Group, Ltd.....................  1,803,877     818,251
   #China Power International Development, Ltd..........  5,805,200   1,442,301
  #*China Power New Energy Development Co., Ltd.........  9,340,000     557,466
  #*China Precious Metal Resources Holdings Co., Ltd....  5,078,318   1,040,769
   *China Properties Group, Ltd.........................  1,122,000     366,132
  #*China Qinfa Group, Ltd..............................    910,000     396,455
  #*China Rare Earth Holdings, Ltd......................  2,278,000     736,785
  #*China Renewable Energy Investment, Ltd..............    172,095      12,932
   #China Resources Gas Group, Ltd......................  1,352,000   1,994,124
    China Resources Microelectronics, Ltd...............  7,791,250     454,296
    China SCE Property Holdings, Ltd....................    372,000      94,956
   *China Seven Star Shopping, Ltd......................  5,840,000      44,936
    China Shanshui Cement Group, Ltd....................  2,752,000   3,316,484
   #China Shineway Pharmaceutical Group, Ltd............    764,200   1,286,562
   #China Singyes Solar Technologies Holdings, Ltd......    616,000     509,857
   *China South City Holdings, Ltd......................     88,000      14,433
    China Starch Holdings, Ltd..........................  5,045,000     255,622
   #China State Construction International Holdings,
     Ltd................................................  4,296,960   4,303,836
    China Sunshine Paper Holdings Co., Ltd..............    918,078     214,910
    China Travel International Investment Hong Kong,
      Ltd............................................... 13,617,900   2,827,951

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  #*China Water Affairs Group, Ltd.......................  1,746,000 $  573,205
    China Wireless Technologies, Ltd.....................  3,046,832    650,864
  #*China Zenith Chemical Group, Ltd.....................    205,000     16,310
   #China Zhongwang Holdings, Ltd........................  3,934,000  1,871,674
   *Chinasoft International, Ltd.........................  1,550,000    551,793
   *Chinese People Holdings Co., Ltd.....................    168,000      4,885
  #*Chongqing Iron & Steel Co., Ltd......................  1,681,400    361,866
    Chongqing Machinery & Electric Co., Ltd..............  1,518,000    445,608
   #Chu Kong Petroleum & Natural Gas Steel Pipe
     Holdings, Ltd.......................................    196,000     80,939
    *CIMC Enric Holdings, Ltd............................    256,000    109,749
  #*Citic 21CN Co., Ltd..................................  4,363,200    475,455
   *CITIC Resources Holdings, Ltd........................  8,560,600  1,578,979
   *Clear Media, Ltd.....................................     77,000     37,501
   *CNNC International, Ltd..............................    360,042    166,137
   *Coastal Greenland, Ltd...............................  2,106,000    114,828
    Comba Telecom Systems Holdings, Ltd..................  1,530,077  1,403,285
  #*Comtec Solar Systems Group, Ltd......................  1,118,000    399,271
    COSCO International Holdings, Ltd....................  3,287,000  1,764,913
  #*Coslight Technology International Group, Ltd.........    202,000     87,685
    CPMC Holdings, Ltd...................................    165,000     87,897
    Dachan Food Asia, Ltd................................    591,955    142,343
    Dalian Port (PDA) Co., Ltd...........................  2,608,000    794,204
    Daphne International Holdings, Ltd...................  1,878,000  2,018,987
    Dawnrays Pharmaceutical Holdings, Ltd................    906,943    334,487
    Digital China Holdings, Ltd..........................  1,450,800  2,471,121
   *Dongiang Environmental Co., Ltd. Series H............     16,800     64,657
    Dongyue Group Co., Ltd...............................  2,712,000  2,954,569
   #Dynasty Fine Wines Group, Ltd........................  1,134,000    319,927
    Embry Holdings, Ltd..................................    240,000    165,516
   *Enerchina Holdings, Ltd.............................. 10,646,167    144,794
    ENN Energy Holdings, Ltd.............................  2,178,000  7,350,596
  #*Extrawell Pharmaceutical Holdings, Ltd...............  3,137,921    237,272
    Fantasia Holdings Group Co., Ltd.....................  1,003,500    153,168
   #First Tractor Co., Ltd...............................  1,093,176  1,402,792
   #Franshion Properties China, Ltd......................  9,024,300  2,474,439
   #Fufeng Group, Ltd....................................  1,601,000    963,562
   #Geely Automobile Holdings, Ltd.......................  8,240,000  3,271,563
    Global Bio-Chem Technology Group Co., Ltd............  4,968,800  1,837,914
  #*Global Sweeteners Holdings, Ltd......................  1,152,951    255,933
  #*Glorious Property Holdings, Ltd......................  6,092,501  1,871,644
    Goldbond Group Holdings, Ltd.........................  1,510,000     85,186
  #*Golden Meditech Holdings, Ltd........................  2,484,000    414,159
    Goldlion Holdings, Ltd...............................    438,962    181,898
   #Good Friend International Holdings, Inc..............    312,667    245,334
   *Goodtop Tin International Holdings, Ltd..............  2,840,000    503,058
    Great Wall Motor Co., Ltd............................    382,749    577,754
    Great Wall Technology Co., Ltd.......................  1,300,950    491,749
    Greentown China Holdings, Ltd........................  1,659,148  1,484,185
   #Guangdong Investment, Ltd............................  5,750,000  3,091,798
    Guangshen Railway Co., Ltd. Sponsored ADR............     15,958    313,096
   *Guangzhou Investment Co., Ltd........................ 12,269,432  2,246,120
   #Guangzhou Pharmaceutical Co., Ltd....................    648,000    668,657
    Guangzhou Shipyard International Co., Ltd............    413,400    526,076
  #*Haier Electronics Group Co., Ltd.....................  1,692,000  2,056,961
    Hainan Meilan International Airport Co., Ltd.........    175,000    171,697
    Haitian International Holdings, Ltd..................  1,012,000  1,225,612
    Harbin Power Equipment Co., Ltd......................  1,541,413  2,043,557
    Henderson Investment, Ltd............................  1,001,000     87,250
    Heng Tai Consumables Group, Ltd......................  6,861,250    668,084
   #Hengdeli Holdings, Ltd...............................  4,614,000  2,272,760
  #*Hi Sun Technology (China), Ltd.......................  3,513,000  1,219,216

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued).....................................
   #Hidili Industry International Development, Ltd.......  2,274,000 $1,662,227
   *Hisense Kelon Electrical Holdings Co., Ltd...........    733,000    286,320
  #*HKC Holdings, Ltd.................................... 14,610,447    598,751
  #*Hong Kong Resources Holdings Co., Ltd................  3,873,450    268,416
  #*Honghua Group, Ltd...................................  2,443,000    300,162
   #Hopewell Highway Infrastructure, Ltd.................  1,111,500    716,000
   #Hopson Development Holdings, Ltd.....................  3,476,000  3,199,241
   #Hua Han Bio-Pharmaceutical Holdings, Ltd.............  1,860,800    503,443
   #Huabao International Holdings, Ltd...................  3,449,014  2,930,643
  #*Huadian Power International Corp.....................  1,378,000    254,596
  #*Hunan Non-Ferrous Metal Corp., Ltd...................  8,774,000  3,483,511
   #Huscoke Resources Holdings, Ltd......................  7,224,000    240,511
    Inspur International, Ltd............................  5,755,000    246,748
   *Interchina Holdings Co., Ltd.........................  5,135,000    982,202
   #International Mining Machinery Holdings, Ltd.........  1,240,500  1,213,634
    Intime Department Store Group Co., Ltd...............  1,463,000  2,449,350
    Jingwei Textile Machinery Co., Ltd...................    500,000    396,288
    Ju Teng International Holdings, Ltd..................  1,993,856    519,636
   *Kai Yuan Holdings, Ltd...............................  7,500,000    237,765
  #*Kaisa Group Holdings, Ltd............................  2,893,000  1,049,518
   *Kasen International Holdings, Ltd....................    222,000     39,069
   #Kingboard Laminates Holdings, Ltd....................  2,054,500  1,231,359
   #Kingdee International Software Group Co., Ltd........  3,523,200  2,070,399
   #Kingsoft Corp., Ltd..................................  1,309,000    860,125
    Kingway Brewery Holdings, Ltd........................  4,396,800  1,253,128
    KWG Property Holding, Ltd............................  3,000,450  2,096,495
    Lai Fung Holdings, Ltd...............................  6,301,720    222,794
   #Le Saunda Holdings, Ltd..............................    860,000    526,424
  #*Lee & Man Paper Manufacturing, Ltd...................  3,665,800  1,836,304
   #Li Ning Co., Ltd.....................................  1,436,835  1,754,680
    Lianhua Supermarket Holdings Co., Ltd................    705,600  1,544,238
   #Lijun International Pharmaceutical Holding, Ltd......  2,413,826    427,122
   #Lingbao Gold Co., Ltd................................  1,384,000    795,416
    Little Sheep Group, Ltd..............................    802,000    636,049
   *LK Technology Holdings, Ltd..........................    820,000    283,618
   #Lonking Holdings, Ltd................................  6,648,000  3,377,347
   #Loudong General Nice Resources China Holdings, Ltd...  2,458,117    311,725
    Maoye International Holdings, Ltd....................  2,395,000  1,141,840
   *Media China Corp, Ltd................................    260,000      4,491
    MIN XIN Holdings, Ltd................................    266,000    141,614
  #*Mingfa Group International Co., Ltd..................  1,958,000    622,118
  #*Mingyuan Medicare Development Co., Ltd...............  4,840,000    301,132
   #Minmetals Land, Ltd..................................  3,122,000    512,757
  #*Minmetals Resources, Ltd.............................  4,398,000  3,011,323
   #Minth Group, Ltd.....................................  1,039,000  1,667,210
  #*Nam Fong International Holdings, Ltd.................    954,758    166,861
   *Nan Hai Corp, Ltd.................................... 19,200,000     91,157
   *Nanjing Panda Electronics Co., Ltd...................    434,000    114,141
    NetDragon Websoft, Inc...............................    315,544    186,067
    New World China Land, Ltd............................  4,139,367  1,479,207
    New World Department Store China, Ltd................  1,062,462    776,937
   *Northeast Electric Development Co., Ltd..............    400,000     70,960
  #*Oriental Ginza Holdings, Ltd.........................    149,000      9,803
   *Overseas Chinese Town Asia Holdings, Ltd.............    388,183    173,773
    Pacific Online, Ltd..................................    382,365    209,766
    PCD Stores Group, Ltd................................  4,108,000    993,164
  #*Peak Sport Products Co., Ltd.........................  1,708,000    998,093
   *PetroAsian Energy Holdings, Ltd......................  6,452,000    219,927
    Phoenix Satellite Television Holdings, Ltd...........  2,032,000    776,409
   #Poly Hong Kong Investment, Ltd.......................  4,888,000  3,621,952
    Ports Design, Ltd....................................    747,000  1,578,314

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
CHINA -- (Continued)
  #*Pou Sheng International Holdings, Ltd................  2,437,806 $  381,904
    Powerlong Real Estate Holdings, Ltd..................    245,000     70,266
    Prosperity International Holdings HK, Ltd............  2,700,000    176,251
    Qin Jia Yuan Media Services Co., Ltd.................    652,000     97,802
    Qingling Motors Co., Ltd. Series H...................  2,146,000    729,869
    Qunxing Paper Holdings Co., Ltd......................    669,913    176,524
  #*Real Gold Mining, Ltd................................    300,500    341,611
  #*Real Nutriceutical Group, Ltd........................  1,252,000    618,451
    Regent Manner International, Ltd.....................  1,712,000    568,405
   #Renhe Commercial Holdings Co., Ltd...................  8,706,000  1,719,154
    REXLot Holdings, Ltd................................. 14,400,000  1,160,969
  #*Richly Field China Development, Ltd..................  5,800,000    126,615
    Road King Infrastructure, Ltd........................    204,000    154,340
    Samson Holding, Ltd..................................  1,596,000    259,909
   #Sany Heavy Equipment International Holdings Co., Ltd.  1,585,000  1,595,820
   *Semiconductor Manufacturing International Corp....... 93,483,000  5,581,707
    Shandong Chenming Paper Holdings, Ltd. Series H......    799,500    482,676
    Shandong Molong Petroleum Machinery Co., Ltd.........    363,468    310,946
    Shandong Xinhua Pharmaceutical Co., Ltd..............    250,000     85,861
   *Shanghai Industrial Urban Development Group, Ltd.....  1,642,025    442,324
   #Shanghai Jin Jiang International Hotels Group Co.,
     Ltd.................................................  2,348,000    411,656
    Shanghai Prime Machinery Co., Ltd....................  4,280,000    933,517
   *Shanghai Zendai Property, Ltd........................  7,225,000    199,640
    Shengli Oil & Gas Pipe Holdings, Ltd.................    585,000     96,785
    Shenguan Holdings Group, Ltd.........................  2,222,000  1,422,414
    Shenji Group Kunming Machine Tool Co., Ltd...........    232,250    109,664
   #Shenzhen Expressway Co., Ltd.........................  1,740,400    916,637
    Shenzhen International Holdings, Ltd................. 42,344,300  3,418,067
    Shenzhen Investment, Ltd............................. 10,080,000  2,908,424
    Shenzhou International Group, Ltd....................    818,000  1,202,608
    Shougang Concord Century Holdings, Ltd...............  1,659,153    108,353
    Shougang Concord International Enterprises Co., Ltd.. 11,314,100  1,059,077
    Shougang Fushan Resources Group, Ltd.................  6,448,000  3,609,034
   #Shui On Land, Ltd....................................  7,055,909  3,100,212
   #Sichuan Expressway Co., Ltd..........................  2,244,000    983,617
   #Silver Base Group Holdings, Ltd......................    812,000    744,671
   #Silver Grant International Industries, Ltd...........  2,836,000    865,410
   #SIM Technology Group, Ltd............................  1,550,000    165,112
    Sino Biopharmaceutical, Ltd..........................  4,944,000  1,726,863
  #*Sino Oil & Gas Holdings, Ltd......................... 17,997,766    923,705
   *Sino Prosper State Gold Resources Holdings, Ltd...... 14,311,615    379,296
   *Sino Union Energy Investment Group, Ltd..............  4,620,000    425,645
    SinoCom Software Group, Ltd..........................  1,550,200    143,068
    Sinofert Holdings, Ltd...............................  4,681,327  1,756,435
   *Sino-i Technology, Ltd...............................  1,970,000      8,813
   *Sinolink Worldwide Holdings, Ltd..................... 10,218,800  1,009,827
   #SinoMedia Holding, Ltd...............................    456,000    168,791
   #Sino-Ocean Land Holdings, Ltd........................  7,635,054  4,275,186
    Sinopec Kantons Holdings, Ltd........................    888,000    461,194
    Sinotrans Shipping, Ltd..............................  2,367,586    667,584
    Sinotrans, Ltd.......................................  4,798,000  1,066,535
   #Sinotruk Hong Kong, Ltd..............................  1,673,500  1,137,170
   #Skyworth Digital Holdings, Ltd.......................  6,672,815  4,275,266
   #Solargiga Energy Holdings, Ltd.......................  1,346,000    278,029
   #Sparkle Roll Group, Ltd..............................  2,472,000    463,132
    SPG Land Holdings, Ltd...............................    593,425    205,802
    SRE Group, Ltd....................................... 11,833,053    849,871
   #Sunny Optical Technology Group Co., Ltd..............    539,000    149,825
    Tak Sing Alliance Holdings, Ltd......................    955,257    108,966
    TCC International Holdings, Ltd......................  2,205,098  1,441,721
    TCL Communication Technology Holdings, Ltd...........  1,938,198  1,652,893

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
CHINA -- (Continued)
   *TCL Multimedia Technology Holdings, Ltd............  2,068,510 $    870,095
    Texhong Textile Group, Ltd.........................    816,000      334,935
    Tian An China Investments Co., Ltd.................  1,111,000      669,082
    Tiangong International Co., Ltd....................  1,776,000      412,179
   #Tianjin Capital Environmental Protection Group
     Co., Ltd..........................................  1,542,000      441,548
  #*Tianjin Development Holdings, Ltd..................  1,515,800      902,961
    Tianjin Port Development Holdings, Ltd.............  3,228,800      621,583
    Tianneng Power International, Ltd..................  1,108,048      662,621
   *Tianyi Fruit Holdings, Ltd.........................    320,000       92,141
   #Tomson Group, Ltd..................................  1,060,443      374,336
    Towngas China Co., Ltd.............................  2,893,000    1,550,794
    TPV Technology, Ltd................................  1,359,964      695,705
    Travelsky Technology, Ltd..........................  2,386,090    1,433,884
    Truly International Holdings, Ltd..................  4,419,573      821,686
   #Uni-President China Holdings, Ltd..................  2,398,000    1,470,904
  #*United Energy Group, Ltd...........................  7,686,450    1,060,876
   *United Gene High-Tech Group, Ltd................... 11,460,000      177,336
    Vinda International Holdings, Ltd..................    798,000      975,687
   #VODone, Ltd........................................  4,556,000    1,003,922
   #Wasion Group Holdings, Ltd.........................  1,084,000      514,711
    Weiqiao Textile Co., Ltd...........................  2,212,000    1,504,869
    Welling Holding, Ltd...............................  1,950,000      425,913
  #*West China Cement, Ltd.............................  5,004,000    1,601,779
    Wumart Stores, Inc.................................    441,000    1,101,970
    Wuyi International Pharmaceutical Co., Ltd.........    540,000       50,029
    Xiamen International Port Co., Ltd.................  5,166,000      926,088
   #Xingda International Holdings, Ltd.................  2,258,000    1,597,452
    Xinhua Winshare Publishing & Media Co., Ltd........    842,103      448,775
   #Xinjiang Xinxin Mining Industry Co., Ltd...........  1,340,598      673,950
   *Xiwang Sugar Holdings Co., Ltd.....................  1,803,178      485,722
   #XTEP International Holdings, Ltd...................  1,164,500      680,408
   #Yingde Gases Group Co., Ltd........................  1,533,500    1,661,690
   #Yip's Chemical Holdings, Ltd.......................    720,000      838,362
    Yorkey Optical International Cayman, Ltd...........     95,774       13,160
   #Yuexiu Transport Infrastructure, Ltd...............  2,038,018      943,315
   *Yuzhou Properties Co...............................     21,000        6,636
    Zhejiang Expressway Co., Ltd.......................  4,040,000    2,833,327
  #*Zhejiang Glass Co., Ltd............................    445,000           --
   *Zhong An Real Estate, Ltd..........................    890,400      159,980
    Zhongsheng Group Holdings, Ltd.....................    537,000    1,138,733
   #Zhuzhou CSR Times Electric Co., Ltd................    602,000    1,769,249
                                                                   ------------
TOTAL CHINA............................................             301,645,897
                                                                   ------------
HUNGARY -- (0.1%)
   *Danubius Hotel & Spa P.L.C.........................     45,091      863,979
    Egis Gyogyszergyar NYRT............................      5,646      550,033
  #*FHB Mortgage Bank NYRT.............................     76,586      347,323
   *Fotex Holding SE Co., Ltd..........................    119,895      234,273
  #*PannErgy P.L.C.....................................    127,046      523,938
  #*RABA Automotive Holding NYRT.......................    233,233      952,815
    Zwack Unicum NYRT..................................        876       67,173
                                                                   ------------
TOTAL HUNGARY..........................................               3,539,534
                                                                   ------------
INDIA -- (9.9%)
    3i Infotech, Ltd...................................     69,082       63,812
   *3M India, Ltd......................................      4,978      504,951
    Aban Offshore, Ltd.................................     27,173      301,336
    ABG Shipyard, Ltd..................................     29,495      258,555
   *Adhunik Metaliks, Ltd..............................     63,339      107,426
    Aditya Birla Nuvo, Ltd.............................     61,238    1,320,684
    Ador Welding, Ltd..................................        821        3,283

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
   *Advanta India, Ltd....................................     2,743 $   18,885
    Aegis Logistics, Ltd..................................    21,997    114,099
   *Agre Developers, Ltd..................................       140        158
    Agro Tech Foods, Ltd..................................    39,674    382,788
    AIA Engineering, Ltd..................................    44,021    376,963
    Ajmera Realty & Infra India, Ltd......................    33,510    111,667
    Akzo Nobel India, Ltd.................................    50,985  1,122,643
   *Alembic Pharmaceuticals, Ltd..........................   265,727    183,706
    Alembic, Ltd..........................................   265,727    129,137
    Allahabad Bank, Ltd...................................   232,957  1,061,715
    Allcargo Global Logistics, Ltd........................     3,483     12,606
    Alok Industries, Ltd..................................   997,814    566,526
    Alstom Projects India, Ltd............................    49,538    639,017
    Amara Raja Batteries, Ltd.............................    36,531    198,109
    Amtek Auto, Ltd.......................................   320,212  1,148,270
    Anant Raj Industries, Ltd.............................   256,883    471,956
    Andhra Bank, Ltd......................................   319,415    975,660
    Ansal Properties & Infrastructure, Ltd................   196,315    177,340
   *Apar Industries, Ltd..................................     1,124      5,822
    Apollo Hospitals Enterprise, Ltd......................   249,642  2,979,435
    Apollo Tyres, Ltd.....................................   663,125  1,096,138
    Aptech, Ltd...........................................    69,254    217,694
    Areva T&D India, Ltd..................................   146,336    813,679
   *Arvind Mills, Ltd.....................................   324,737    641,946
   *Asahi India Glass, Ltd................................   220,013    410,861
   *Ashapura Minechem, Ltd................................     3,185      1,352
    Ashok Leyland, Ltd.................................... 1,191,082  1,371,956
    Asian Hotels East, Ltd................................    13,104     89,248
    Asian Hotels West, Ltd................................     6,100     25,376
    Asian Hotels, Ltd.....................................       753      3,522
    Aurobindo Pharma, Ltd.................................   541,470  2,092,155
    Automotive Axles, Ltd.................................    19,185    190,971
    Aventis Pharma, Ltd...................................    23,466  1,137,285
   *Bajaj Electricals, Ltd................................    61,976    306,376
    Bajaj Finance, Ltd....................................    54,772    864,901
    Bajaj Finserv, Ltd....................................   115,046  1,388,482
    Bajaj Hindusthan, Ltd.................................   187,606    287,129
    Bajaj Holdings & Investment, Ltd......................    86,830  1,514,660
    Balaji Telefilms, Ltd.................................    32,776     23,189
   *Balkrishna Industries, Ltd............................    18,360     70,314
    Ballarpur Industries, Ltd.............................   910,052    710,815
    Balmer Lawrie & Co., Ltd..............................    23,290    350,404
   *Balrampur Chini Mills, Ltd............................   745,160    997,815
    Bank of Maharashtra, Ltd..............................   437,791    553,283
    Bannari Amman Sugars, Ltd.............................    15,919    213,161
   *BASF India, Ltd.......................................    11,714    173,995
    Bata India, Ltd.......................................    86,199  1,284,578
    BEML, Ltd.............................................    27,323    339,841
    Bengal & Assam Co., Ltd...............................     3,943     22,804
    Berger Paints India, Ltd..............................   531,407  1,303,018
   *BGR Energy Systems, Ltd...............................   118,725  1,066,039
    Bharat Forge, Ltd.....................................   310,902  2,309,751
    Bharati Shipyard, Ltd.................................    44,652    129,231
   *Bhushan Steel, Ltd....................................   391,545  3,476,088
    Biocon, Ltd...........................................    71,101    581,792
    Birla Corp., Ltd......................................   104,359    756,922
    Bl Kashyap & Sons, Ltd................................     9,220      3,914
    Blue Dart Express, Ltd................................    17,025    612,115
    Blue Star, Ltd........................................   119,701    776,318
    Bombay Burmah Trading Co..............................    10,000    109,819
    Bombay Dyeing & Manufacturing Co., Ltd................    56,142    437,401

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
INDIA -- (Continued)
    Bombay Rayon Fashions, Ltd.............................. 105,219 $  683,548
    Brigade Enterprises, Ltd................................  21,984     34,868
    Britannia Industries, Ltd............................... 151,875  1,657,511
    Cadila Healthcare, Ltd..................................  56,681  1,131,946
    Carborundum Universal, Ltd.............................. 152,175  1,056,417
   *Central Bank of India................................... 613,561  1,609,965
    Centum Electronics, Ltd.................................   6,822     14,338
    Century Enka, Ltd.......................................   7,619     29,102
    Century Plyboards India, Ltd............................ 137,796    222,208
    Century Textiles & Industries, Ltd......................  64,828    503,832
    CESC, Ltd............................................... 164,998  1,257,494
    Chambal Fertilizers & Chemicals, Ltd.................... 539,201  1,047,017
   *Chemplast Sanmar, Ltd...................................  79,745     12,609
    Chennai Petroleum Corp., Ltd............................ 155,542    768,575
   *Cholamandalam Investment & Finance Co., Ltd.............  71,956    276,158
    City Union Bank, Ltd.................................... 630,312    693,845
    Clariant Chemicals (India), Ltd.........................  25,417    432,845
    CMC, Ltd................................................  55,642  1,415,641
    Core Projects & Technologies, Ltd.......................  96,453    653,572
    Coromandel International, Ltd........................... 436,106  3,216,900
    Corporation Bank........................................  58,702    664,345
    Crisil, Ltd.............................................  10,145  1,891,790
   *Dalmia Bharat Enterprises, Ltd..........................  60,289    192,610
    Dalmia Cement (Bharat), Ltd.............................  60,289     24,921
   *DB Realty, Ltd..........................................  37,169     65,518
    DCM Shriram Consolidated, Ltd........................... 258,455    326,709
   *Deccan Chronicle Holdings, Ltd.......................... 102,549    160,370
    Deepak Fertilizers & Petrochemicals Corp., Ltd.......... 143,664    525,699
   *Development Credit Bank, Ltd............................ 267,301    342,985
   *Dewan Housing Finance Corp., Ltd........................ 105,016    496,396
    Dhanalakshmi Bank, Ltd.................................. 104,914    251,331
   *Dish TV (India), Ltd.................................... 813,051  1,555,909
    Dishman Pharmaceuticals & Chemicals, Ltd................ 109,719    222,205
    Divi's Laboratories, Ltd................................  48,396    901,686
    Dredging Corp. of India, Ltd............................   6,375     40,439
    E.I.D. - Parry (India), Ltd............................. 285,956  1,735,603
    eClerx Services, Ltd....................................  17,869    326,726
    Edelweiss Capital, Ltd.................................. 380,086    286,243
   *Educomp Solutions, Ltd.................................. 130,396  1,017,770
    Eicher Motors, Ltd......................................  44,035  1,311,761
    EIH, Ltd................................................ 368,326    800,188
    Elder Pharmaceuticals, Ltd..............................  41,972    381,024
    Electrosteel Casings, Ltd............................... 384,060    247,634
   *Elgi Equipments, Ltd.................................... 224,474    409,592
   *Emami, Ltd..............................................  14,818    163,813
   *Entertainment Network India, Ltd........................   5,949     35,311
   *Era Infra Engineering, Ltd.............................. 152,122    574,566
    Esab India, Ltd.........................................  26,438    316,829
    Escorts, Ltd............................................ 110,994    246,761
   *Ess Dee Aluminium, Ltd..................................  13,201    109,010
   *Essar Shipping Ports & Logistics, Ltd................... 224,622    466,068
   *Essar Shipping, Ltd..................................... 112,311    215,650
    Essel Propack, Ltd...................................... 229,455    220,701
    Eveready Industries (India), Ltd........................ 108,836    109,844
    Everest Kanto Cylinder, Ltd.............................  35,000     71,321
   *Everonn Education, Ltd..................................  18,481    230,479
    FAG Bearings (India), Ltd...............................  26,817    801,489
    FDC, Ltd................................................ 245,896    511,813
    Federal Bank, Ltd....................................... 351,290  3,379,791
   *Federal-Mogul Goetze (India), Ltd.......................  60,504    373,544
    Financial Technologies (India), Ltd.....................  56,727  1,034,810

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Finolex Cables, Ltd...................................   253,437 $  259,321
    Finolex Industries, Ltd...............................   229,394    379,364
   *Fortis Healthcare India, Ltd..........................   223,211    838,142
   *Fresenius Kabi Oncology, Ltd..........................    11,883     34,081
   *Future Capital Holdings, Ltd..........................    25,670    107,950
    Gammon India, Ltd.....................................   141,799    278,914
   *Gammon Infrastructure Projects, Ltd...................    50,558     18,006
   *Ganesh Housing Corp., Ltd.............................     4,928     15,701
    Gateway Distriparks, Ltd..............................    78,859    244,091
    Geodesic, Ltd.........................................   176,046    257,167
   *Geojit BNP Paribas Financial Services, Ltd............   103,199     51,185
    GHCL, Ltd.............................................   159,986    150,465
   *GIC Housing Finance, Ltd..............................    25,592     57,333
    Gillette India, Ltd...................................     9,020    459,479
    Gitanjali Gems, Ltd...................................    74,834    521,823
    GlaxoSmithKline Consumer Healthcare, Ltd..............    55,464  3,023,217
    Glenmark Pharmaceuticals, Ltd.........................   157,157  1,172,870
    Godfrey Phillips India, Ltd...........................     2,778    189,551
    Godrej Consumer Products, Ltd.........................   110,566  1,090,378
    Godrej Industries, Ltd................................   263,939  1,262,900
   *Godrej Properties, Ltd................................       109      1,913
   *Gokul Refoils & Solvent, Ltd..........................    34,274     70,961
    Graphite India, Ltd...................................   221,802    440,638
    Great Eastern Shipping Co., Ltd.......................   182,520  1,110,716
    Great Offshore, Ltd...................................    42,090    203,206
    Greaves Cotton, Ltd...................................   461,835    947,370
    Grindwell Norton, Ltd.................................    18,171    105,705
    Gruh Finance, Ltd.....................................    21,586    212,390
   *GTL Infrastructure, Ltd...............................   516,486    175,182
    GTL, Ltd..............................................   172,195    291,850
    Gujarat Alkalies & Chemicals, Ltd.....................   135,835    473,354
    Gujarat Ambuja Exports, Ltd...........................   180,510    114,292
    Gujarat Fluorochemicals, Ltd..........................   145,154  1,598,672
    Gujarat Gas Co., Ltd..................................   171,320  1,619,077
   *Gujarat Industries Power Co., Ltd.....................    44,878     80,762
    Gujarat Mineral Development Corp., Ltd................   197,377    711,362
    Gujarat Narmada Valley Fertilizers Co., Ltd...........   190,388    432,006
   *Gujarat NRE Coke, Ltd.................................   611,891    609,634
    Gujarat State Fertilizers & Chemicals, Ltd............    97,061    879,396
    Gujarat State Petronet, Ltd...........................   353,000    813,228
    Gulf Oil Corp., Ltd...................................    25,870     53,014
   *GVK Power & Infrastructure, Ltd....................... 1,583,009    644,580
    H.E.G., Ltd...........................................    58,975    316,625
   *Havells India, Ltd....................................    77,448    636,005
    HCL Infosystems, Ltd..................................   327,348    629,655
   *HeidelbergCement India, Ltd...........................   274,729    224,996
    Hexaware Technologies, Ltd............................   333,490    657,546
    Hikal, Ltd............................................    17,498    121,545
   *Himachal Futuristic Communications, Ltd............... 1,979,484    699,753
    Hinduja Global Solutions, Ltd.........................    36,075    293,114
    Hinduja Ventures, Ltd.................................    36,075    273,209
    Hindustan Construction Co., Ltd....................... 1,024,402    705,349
   *Hindustan Dorr Oliver, Ltd............................    32,328     35,627
    Hindustan Oil Exploration Co., Ltd....................    90,236    346,635
   *Hitachi Home & Life Solutions India, Ltd..............     3,997     17,298
    Honeywell Automation India, Ltd.......................     6,781    424,498
    Hotel Leelaventure, Ltd...............................   513,732    531,442
   *Housing Development & Infrastructure, Ltd.............   621,727  2,001,941
   *HSIL, Ltd.............................................    69,904    370,030
    HT Media, Ltd.........................................    67,258    241,734
    ICSA (India), Ltd.....................................    60,058    124,439

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    IFCI, Ltd............................................. 1,154,666 $1,175,616
    India Cements, Ltd....................................   426,569    672,220
    India Infoline, Ltd...................................   298,061    557,779
    Indiabulls Financial Services, Ltd....................   394,273  1,615,543
   *Indiabulls Real Estate, Ltd...........................   819,489  1,845,949
   *Indiabulls Wholesale Services, Ltd....................   102,436     24,108
    Indian Bank...........................................   217,074  1,105,082
    Indian Hotels Co., Ltd................................   844,799  1,446,888
   *Indian Overseas Bank..................................   281,046    885,661
    Indo Rama Synthetics (India), Ltd.....................   136,867    134,923
    Indoco Remedies, Ltd..................................    12,300    117,207
   *Indraprastha Gas, Ltd.................................    65,891    606,147
    IndusInd Bank, Ltd....................................   115,525    707,205
    INEOS ABS India, Ltd..................................    23,441    328,788
    Info Edge (India), Ltd................................    28,394    479,557
   *Infomedia 18, Ltd.....................................     6,118      2,111
   *Infotech Enterprises, Ltd.............................   174,836    536,564
   *ING Vysya Bank, Ltd...................................    21,126    167,396
    Ingersoll-Rand India, Ltd.............................     8,826    101,841
    Ipca Laboratories, Ltd................................   163,730  1,214,678
    IRB Infrastructure Developers, Ltd....................   235,476    923,435
    ISMT, Ltd.............................................     4,608      4,041
   *Ispat Industries, Ltd................................. 1,481,441    601,519
   *IVRCL Assets & Holdings, Ltd..........................    42,772     40,728
    IVRCL Infrastructures & Projects, Ltd.................   493,562    693,358
    J.B. Chemicals & Pharmaceuticals, Ltd.................   136,681    437,414
    Jagran Prakashan, Ltd.................................   214,855    551,458
   *Jai Balaji Industries, Ltd............................    21,183     84,847
    Jain Irrigation Systems, Ltd..........................   556,840  2,185,461
   *Jaiprakash Power Ventures, Ltd........................   212,054    205,693
    Jammu & Kashmir Bank, Ltd.............................    74,481  1,459,242
    JBF Industries, Ltd...................................    99,101    340,064
   *Jet Airways (India), Ltd..............................    45,144    456,491
   *Jindal Drilling & Industries, Ltd.....................    17,288    172,226
    Jindal Poly Films, Ltd................................    58,808    345,209
    Jindal Saw, Ltd.......................................   367,590  1,267,395
   *Jindal South West Holdings, Ltd.......................     8,095    157,905
    JK Cement, Ltd........................................       900      2,162
    JK Lakshmi Cement, Ltd................................    17,485     17,448
    JK Tyre & Industries, Ltd.............................    16,997     39,756
    JM Financial, Ltd.....................................   491,980    241,096
   *JSL Stainless, Ltd....................................   207,228    470,677
   *Jubilant Industries, Ltd..............................     4,575     20,721
    Jubilant Organosys, Ltd...............................   104,136    502,251
   *Jyothy Laboratories, Ltd..............................    41,393    220,358
   *Jyoti Structures, Ltd.................................   116,466    221,462
    K.S.B. Pumps, Ltd.....................................    31,790    168,972
    Kalpataru Power Transmission, Ltd.....................    71,383    208,017
    Kansai Nerolac Paints, Ltd............................       198      3,988
    Karnataka Bank, Ltd...................................   277,466    724,902
    Karur Vysya Bank, Ltd.................................   159,651  1,483,902
    Karuturi Global, Ltd..................................   795,386    209,341
    KEC International, Ltd................................   251,290    451,038
    Kesoram Industries, Ltd...............................    83,108    277,701
    Kewal Kiran Clothing, Ltd.............................     1,501     25,046
   *Kingfisher Airlines, Ltd..............................   209,136    163,431
   *Kiri Industries, Ltd..................................     8,514     35,403
   *Kirloskar Brothers Investment, Ltd....................        54        910
    Kirloskar Brothers, Ltd...............................       817      3,145
   *Kirloskar Industries, Ltd.............................     8,177     53,761
   *Kirloskar Oil Engines, Ltd............................   267,264    762,271

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Koutons Retail India, Ltd.............................     2,877 $    1,810
    KPIT Cummins Infosystems, Ltd.........................   107,009    456,296
   *KRBL, Ltd.............................................   183,704    114,476
    KS Oils, Ltd..........................................   369,845    156,669
   *KSK Energy Ventures, Ltd..............................   113,670    274,719
    Lakshmi Energy & Foods, Ltd...........................    11,641      8,648
    Lakshmi Machine Works, Ltd............................     7,457    363,088
    Lakshmi Vilas Bank, Ltd...............................    49,781    138,401
   *Lanco Infratech, Ltd.................................. 1,257,307    511,134
    Madhucon Projects, Ltd................................    18,393     36,130
    Madras Cements, Ltd...................................    64,266    133,975
   *Mahanagar Telephone Nigam, Ltd........................   462,118    492,204
    Maharashtra Scooters, Ltd.............................     4,550     35,217
    Maharashtra Seamless, Ltd.............................    99,628    841,668
   *Mahindra & Mahindra Financial Services, Ltd...........    87,483  1,256,348
    Mahindra Lifespace Developers, Ltd....................    56,900    452,696
    Mangalam Cement, Ltd..................................     4,008      9,764
    Marico, Ltd...........................................   788,109  2,990,180
    Mastek, Ltd...........................................    59,764    150,384
   *MAX India, Ltd........................................   294,613  1,215,701
    McLeod Russel India, Ltd..............................   102,408    628,067
    Mercator Lines, Ltd...................................   350,017    283,478
    Merck, Ltd............................................    20,256    319,501
   *MindTree, Ltd.........................................    12,851    120,358
    Monnet Ispat, Ltd.....................................    67,091    752,605
    Monsanto India, Ltd...................................    11,378    453,800
    Moser Baer (India), Ltd...............................   372,370    308,762
    Motherson Sumi Systems, Ltd...........................   628,155  3,257,100
   *Motilal Oswal Financial Services, Ltd.................    27,049     61,217
   *Mphasis, Ltd..........................................   112,005  1,129,945
    MRF, Ltd..............................................     5,580    909,939
    Nagarjuna Construction Co., Ltd.......................   309,858    510,034
    Nagarjuna Fertilizers & Chemicals, Ltd................   575,408    421,340
    Nahar Capital & Financial Services, Ltd...............    18,424     26,208
    Nahar Poly Films, Ltd.................................    31,302     19,550
    Nahar Spinning Mills, Ltd.............................    67,990    119,961
    Natco Pharma, Ltd.....................................    21,537    135,940
    Nava Bharat Ventures, Ltd.............................       743      3,867
    Navneet Publications India, Ltd.......................   216,124    327,974
    NESCO, Ltd............................................     1,134     15,418
   *Network 18 Media & Investments, Ltd...................    10,408     28,318
    NIIT Technologies, Ltd................................   114,330    575,286
    NIIT, Ltd.............................................   340,635    424,425
    NOCIL, Ltd............................................   149,219     58,169
    Noida Toll Bridge Co., Ltd............................   180,315    104,655
    Nucleus Software Exports, Ltd.........................    42,062     70,112
    OCL India, Ltd........................................    56,194    124,200
   *OCL Iron & Steel, Ltd.................................     8,906     11,105
    Omax Autos, Ltd.......................................     1,583      1,612
   *OMAXE, Ltd............................................   144,715    448,144
   *OnMobile Global, Ltd..................................    51,940    107,720
    Opto Circuits India, Ltd..............................   347,144  2,253,277
   *Orbit Corp., Ltd......................................    99,256     86,870
    Orchid Chemicals & Pharmaceuticals, Ltd...............   113,459    528,999
    Orient Paper & Industries, Ltd........................   238,530    316,674
    Oriental Bank of Commerce.............................   126,546  1,003,243
   *Orissa Minerals Development Co., Ltd..................       299    355,515
   *Oswal Chemical & Fertilizers, Ltd.....................    27,266     55,898
   *Page Industries, Ltd..................................       353     17,850
    Panacea Biotec, Ltd...................................   104,341    372,790
    Pantaloon Retail India, Ltd...........................     2,575     19,502

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Pantaloon Retail India, Ltd. Class B..................       257 $    1,161
   *Parsvnath Developers, Ltd.............................   305,536    320,997
   *Patel Engineering, Ltd................................    73,297    224,499
    Patni Computer Systems, Ltd...........................    88,721    651,711
    Patni Computer Systems, Ltd. ADR......................    45,026    651,526
    Peninsula Land, Ltd...................................   157,697    183,260
    Petronet LNG, Ltd.....................................   759,911  2,956,342
    Pfizer, Ltd...........................................       629     21,851
   *Phillips Carbon Black, Ltd............................     6,115     20,048
   *Phoenix Mills, Ltd....................................    38,679    185,088
    Pidilite Industries, Ltd..............................   856,406  3,346,363
   *Pipavav Shipyard, Ltd.................................   344,385    557,020
   *Piramal Healthcare, Ltd...............................   224,771  1,934,087
   *Plethico Pharmaceuticals, Ltd.........................     7,097     61,028
    Polaris Software Lab, Ltd.............................   125,423    490,163
    Polyplex Corp., Ltd...................................    16,521     69,274
   *Praj Industries, Ltd..................................   237,984    446,997
   *Prakash Industries, Ltd...............................    35,972     53,899
    Pratibha Industries, Ltd..............................    16,432     20,186
    Pricol, Ltd...........................................    26,701     11,986
    Prism Cement, Ltd.....................................   411,116    426,395
    Proctor & Gamble Hygiene & Health Care, Ltd...........     1,788     78,190
    Provogue India, Ltd...................................    64,760     51,138
    PSL, Ltd..............................................    63,467    101,769
    PTC India, Ltd........................................   446,695    782,255
    Punj Lloyd, Ltd.......................................   243,310    386,901
    Radico Khaitan, Ltd...................................   141,931    423,196
    Rain Commodities, Ltd.................................   384,415    313,293
    Rajesh Exports, Ltd...................................   168,999    420,456
    Rallis India, Ltd.....................................   296,530  1,090,946
   *Rama Newsprint & Papers, Ltd..........................    34,497     11,675
    Raymond, Ltd..........................................    98,113    841,748
    Redington India, Ltd..................................   377,120    825,798
    REI Agro, Ltd......................................... 1,280,160    842,744
    Rei Six Ten Retail, Ltd...............................   198,134    168,098
   *Reliance Broadcast Network, Ltd.......................    66,472    127,730
    Reliance Industrial Infrastructure, Ltd...............    18,341    213,216
   *Reliance MediaWorks, Ltd..............................    66,472    174,651
   *Reliance Power, Ltd...................................    22,252     56,209
    Rolta India, Ltd......................................   266,216    696,090
    Ruchi Infrastructure, Ltd.............................    16,691      7,232
    Ruchi Soya Industries, Ltd............................   371,710    823,053
   *S Mobility, Ltd.......................................    54,372    139,077
   *S.Kumars Nationwide, Ltd..............................   308,766    385,716
   *Sadbhav Engineering, Ltd..............................    16,075     51,816
    Sanwaria Agro Oils, Ltd...............................    15,686      9,074
   *Satyam Computer Services, Ltd......................... 1,448,406  2,757,702
    SEAMEC, Ltd...........................................    58,658    152,429
    Shipping Corp. of India, Ltd..........................   375,182    858,677
    Shiv-Vani Oil & Gas Exploration Services, Ltd.........    15,549     75,193
    Shoppers Stop, Ltd....................................    47,706    423,814
    Shree Ashtavinyak Cine Vision, Ltd....................   836,026     77,761
    Shree Cement, Ltd.....................................    17,520    696,632
   *Shree Renuka Sugars, Ltd..............................   759,428  1,204,124
    Shriram EPC, Ltd......................................     1,917      5,797
   *Sicagen India, Ltd....................................     1,021        530
    Simplex Infrastructures, Ltd..........................     1,045      7,069
   *Sintex Industries, Ltd................................   274,045  1,087,914
    SKF India, Ltd........................................    68,494  1,017,260
    Sobha Developers, Ltd.................................    91,186    535,469
    Solar Industries India, Ltd...........................     1,457     22,380

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
INDIA -- (Continued)
    Sona Koyo Steering Systems, Ltd.......................    76,121 $   27,021
    Sonata Software, Ltd..................................   155,438    126,393
    South Indian Bank, Ltd................................ 1,637,800    868,578
    SREI Infrastructure Finance, Ltd......................   297,648    314,560
    SRF, Ltd..............................................   101,277    726,786
    State Bank of Bikaner & Jaipur........................    40,808    442,804
    Sterling Biotech, Ltd.................................   413,088    784,160
    Sterlite Technologies, Ltd............................   478,470    541,149
    Strides Arcolab, Ltd..................................    72,059    608,298
   *Summit Securities, Ltd................................       191        385
   *Sun Pharma Advanced Research Co., Ltd.................   282,311    591,986
    Sundaram Finance, Ltd.................................    17,756    228,698
    Sundaram-Clayton, Ltd.................................     7,780     25,548
    Sundram Fastners, Ltd.................................   365,122    481,074
    Supreme Industries, Ltd...............................   111,325    529,946
    Supreme Petrochem, Ltd................................   144,830    237,610
   *Suzlon Energy, Ltd.................................... 1,606,835  1,902,919
    Swaraj Engines, Ltd...................................     3,100     32,323
    Syndicate Bank........................................   375,000  1,015,325
    Taj GVK Hotels & Resorts, Ltd.........................    83,666    185,139
    Tamilnadu Newsprint & Papers, Ltd.....................     4,775     12,919
    Tata Chemicals, Ltd...................................   138,189  1,111,767
  #*Tata Communications, Ltd. ADR.........................    62,218    622,180
    Tata Elxsi, Ltd.......................................    51,574    274,290
    Tata Investment Corp., Ltd............................    44,578    482,067
    Tata Tea, Ltd.........................................   805,997  1,933,832
   *Tata Teleservices Maharashtra, Ltd.................... 1,115,420    557,051
   *TCI Developers, Ltd...................................       452      2,042
    Tech Mahindra, Ltd....................................   103,525  1,810,658
   *Teledata Marine Solutions, Ltd........................   152,395    118,116
   *Teledata Technology Solutions, Ltd....................   114,297      1,000
   *Texmaco Rail & Engineering, Ltd.......................   155,901    324,384
    Texmaco, Ltd..........................................   155,901    114,144
    Thermax India, Ltd....................................    84,627  1,091,575
    Thomas Cook India, Ltd................................   155,539    170,706
    Time Technoplast, Ltd.................................   107,536    166,905
   *Timken India, Ltd.....................................    23,005    120,086
    Titagarh Wagons, Ltd..................................     9,509     92,588
    Torrent Pharmaceuticals, Ltd..........................   116,854  1,740,110
    Transport Corp of India, Ltd..........................    10,589     21,904
    Trent, Ltd............................................    18,895    518,515
   *Trent, Ltd. Series A..................................     4,198    110,389
   *Trent, Ltd. Series B..................................     4,198    106,399
   *Trident, Ltd..........................................    72,829     22,965
    Triveni Engineering & Industries, Ltd.................   146,168    111,355
   *Triveni Turbine, Ltd..................................   146,168    174,780
   *TTK Prestige, Ltd.....................................     7,962    529,403
    Tube Investments of India, Ltd........................   290,925  1,045,352
   *Tulip IT Services, Ltd................................   123,746    436,769
   *TV18 Broadcast, Ltd...................................   152,797    243,167
    TVS Motor Co., Ltd....................................   323,652    360,543
   *UCO Bank..............................................   483,746    926,619
    Uflex, Ltd............................................    70,409    333,065
    Unichem Laboratories, Ltd.............................   130,867    427,015
    United Phosphorus, Ltd................................   576,009  2,159,463
    Unity Infraprojects, Ltd..............................     6,483      8,766
    Usha Martin, Ltd......................................   433,015    436,080
   *UTV Software Communications, Ltd......................    23,774    516,642
   *Vardhman Special Steels, Ltd..........................    15,258      7,251
    Vardhman Textiles, Ltd................................    76,291    371,322
    Varun Shipping Co., Ltd...............................   153,672     81,973

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                         SHARES      VALUE++
                                                       ----------- ------------
INDIA -- (Continued)
   *Venky's India, Ltd................................       5,976 $     80,893
    Vesuvius India, Ltd...............................       1,802       16,321
    Videocon Industries, Ltd..........................     221,526      940,513
   *Videsh Sanchar Nigam, Ltd.........................     130,710      656,972
    Vijaya Bank, Ltd..................................     243,639      348,500
    VIP Industries, Ltd...............................      29,886      546,950
   *Voltamp Transformers, Ltd.........................       1,617       18,453
    Voltas, Ltd.......................................     221,811      691,594
    WABCO-TVS (India), Ltd............................       6,749      193,960
    Walchandnagar Industries, Ltd.....................       3,744        9,712
    Welspun Corp., Ltd................................     292,491      986,037
   *Welspun Global Brands, Ltd........................       9,265        4,403
   *Welspun India, Ltd................................      92,659       86,673
   *Welspun Investments & Commercials, Ltd............       3,961        6,021
   *Wockhardt, Ltd....................................      52,983      538,751
    Wyeth, Ltd........................................      37,441      863,184
    Yes Bank, Ltd.....................................     303,443    2,126,761
    Zee Entertainment Enterprises, Ltd................     457,832    1,359,772
   *Zee Learn, Ltd....................................      57,229       27,637
    Zensar Technologies, Ltd..........................      82,234      270,220
    Zuari Industries, Ltd.............................      42,970      646,748
    Zydus Wellness, Ltd...............................      17,414      244,056
                                                                   ------------
TOTAL INDIA...........................................              239,383,356
                                                                   ------------
INDONESIA -- (4.1%)
   *PT Adhi Karya Tbk.................................   2,017,500      168,173
   *PT Agis Tbk.......................................   3,447,500       47,880
    PT AKR Corporindo Tbk.............................   4,003,200    1,435,082
    PT Asahimas Flat Glass Tbk........................     983,000    1,040,070
    PT Astra Graphia Tbk..............................   1,669,000      216,178
   *PT Bakrie & Brothers Tbk.......................... 242,328,000    1,960,468
    PT Bakrie Sumatera Plantations Tbk................  40,235,500    2,051,379
   *PT Bakrie Telecom Tbk.............................  55,473,898    2,345,996
   *PT Bakrieland Development Tbk..................... 110,801,750    2,195,971
    PT Bank Bukopin Tbk...............................  10,117,666      998,513
    PT Bank Tabungan Negara Tbk.......................   8,608,712    1,719,411
   *PT Bank Tabungan Pensiunan Nasional Tbk...........     352,500      156,730
   *PT Barito Pacific Tbk.............................   7,867,000      934,140
   *PT Berlian Laju Tanker Tbk........................  25,697,866      891,439
   *PT Bhakti Investama Tbk...........................  87,247,400    2,660,753
    PT Bisi International Tbk.........................   5,032,000      857,215
    PT Budi Acid Jaya Tbk.............................   5,947,000      205,915
   *PT Bumi Serpong Damai Tbk.........................  22,314,700    2,668,942
   *PT Central Proteinaprima Tbk......................  21,920,000      136,637
   *PT Chandra Asri Petrochemical Tbk.................      13,500        5,706
    PT Charoen Pokphand Indonesia Tbk.................  22,046,000    7,050,665
   *PT Ciputra Development Tbk........................  27,399,375    1,770,701
   *PT Ciputra Surya Tbk..............................   3,133,000      338,369
    PT Citra Marga Nusaphala Persada Tbk..............   6,948,000    1,206,726
    PT Clipan Finance Indonesia Tbk...................   3,194,000      288,630
   *PT Darma Henwa Tbk................................  37,779,600      523,191
   *PT Davomas Adabi Tbk..............................  41,920,000      359,847
   *PT Delta Dunia Makmur Tbk.........................  13,818,000    1,589,173
    PT Elnusa Tbk.....................................   6,476,500      219,857
   *PT Energi Mega Persada Tbk........................  92,787,000    2,769,630
    PT Ever Shine Textile Tbk.........................   4,029,640       52,133
    PT Gajah Tunggal Tbk..............................   6,524,000    2,504,700
    PT Global Mediacom Tbk............................  20,618,500    2,109,373
    PT Gozco Plantations Tbk..........................   7,246,500      319,186
   *PT Hanson International Tbk.......................   7,341,000      198,294
   *PT Hero Supermarket Tbk...........................      33,000       28,721

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES     VALUE++
                                                         ---------- -----------
INDONESIA -- (Continued)
    PT Hexindo Adiperkasa Tbk...........................    745,500 $   705,155
   *PT Holcim Indonesia Tbk.............................  9,852,500   2,398,303
   *PT Indah Kiat Pulp & Paper Corp. Tbk................  9,277,500   1,395,960
    PT Indika Energy Tbk................................  2,819,500   1,231,124
   *PT Indorama Synthetics Tbk..........................    485,000     207,410
   *PT Inovisi Infracom Tbk.............................     40,500      41,156
   *PT Intiland Development Tbk......................... 10,984,332     419,621
    PT Japfa Comfeed Indonesia Tbk......................  3,051,500   1,897,201
   *PT Jasa Marga Tbk...................................  4,511,500   2,105,160
   *PT Jaya Real Property Tbk...........................  1,967,500     387,599
    PT Kalbe Farma Tbk..................................  3,503,238   1,431,429
   *PT Kawasan Industri Jababeka Tbk.................... 76,055,000   1,645,316
   *PT Keramika Indonesia Assosiasi Tbk.................    100,000         998
    PT Lippo Karawaci Tbk............................... 52,682,312   4,821,415
    PT Matahari Putra Prima Tbk.........................  6,214,628     892,288
    PT Mayorah Indah Tbk................................  2,187,000   4,350,449
    PT Medco Energi Internasional Tbk...................  5,161,500   1,513,856
    PT Media Nusantara Citra Tbk........................ 13,059,485   1,640,028
   *PT Mitra Adiperkasa Tbk.............................  3,557,500   1,931,581
   *PT Mitra International Resources Tbk................  6,855,000     128,997
   *PT Modern International Tbk.........................     40,000      12,707
   *PT Pabrik Kertas Tjiwi Kimia Tbk....................    354,500     106,232
   *PT Pakuwon Jati Tbk................................. 11,943,000   1,261,309
   *PT Panasia Indosyntec Tbk...........................     79,000       1,765
   *PT Panin Financial Tbk.............................. 34,300,500     681,484
   *PT Panin Insurance Tbk..............................  6,609,000     474,004
    PT Perusahaan Perkebunan London Sumatra Indonesia
      Tbk............................................... 10,183,500   2,808,334
   *PT Polaris Investama Tbk............................  2,730,500     382,734
   *PT Polychem Indonesia Tbk...........................  4,228,000     422,174
    PT Ramayana Lestari Sentosa Tbk..................... 14,295,000   1,409,034
   *PT Resource Alam Indonesia Tbk......................    207,500     167,297
   *PT Sampoerna Agro Tbk...............................  2,344,000   1,003,759
    PT Samudera Indonesia Tbk...........................    223,000     139,883
    PT Selamat Sempurna Tbk.............................  3,625,000     558,206
   *PT Sentul City Tbk.................................. 35,194,500     793,480
    PT Sinar Mas Agro Resources & Technology Tbk........  1,071,460     894,256
    PT Summarecon Agung Tbk............................. 19,017,032   2,859,865
   *PT Sunson Textile Manufacturer Tbk..................  2,325,500      65,151
   *PT Surabaya Agung Industri Pulp & Kertas Tbk........     64,500       3,641
    PT Surya Citra Media Tbk............................     50,500      38,846
   *PT Surya Dumai Industri Tbk.........................  3,298,500          --
   *PT Suryainti Permata Tbk............................  7,252,000      75,910
   *PT Texmaco Jaya Tbk.................................     93,000      32,267
   *PT Tiga Pilar Sejahtera Food Tbk....................  2,705,500     242,144
    PT Timah Tbk........................................ 13,764,500   3,952,697
    PT Trada Maritime Tbk............................... 11,725,513     811,851
    PT Trias Sentosa Tbk................................ 38,725,600   3,138,980
    PT Trimegah Securities Tbk..........................  9,961,000     118,844
   *PT Truba Alam Manunggal Engineering Tbk............. 21,316,500     152,779
    PT Tunas Baru Lampung Tbk...........................  5,843,000     513,694
    PT Tunas Ridean Tbk................................. 13,838,000   1,187,961
   *PT Ultrajaya Milk Industry & Trading Co. Tbk........    390,000      67,871
   *PT Unggul Indah Cahaya Tbk..........................     48,239      10,581
    PT Wijaya Karya Tbk.................................  6,125,500     488,543
                                                                    -----------
TOTAL INDONESIA.........................................             98,049,123
                                                                    -----------
ISRAEL -- (0.0%)
    Alony Hetz Properties & Investments, Ltd............          1           3
    Beit Shemesh Engines Holdings, Ltd..................         --          --
    Delta-Galil Industries, Ltd.........................          1           5
   *Electra Real Estate, Ltd............................          1           5

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
ISRAEL -- (Continued)
   *Feuchtwanger Investments, Ltd.........................     4,200 $       15
    Formula Systems, Ltd..................................        --          3
   *Formula Vision Technologies, Ltd......................         1         --
   *Jerusalem Oil Exploration, Ltd........................        --          4
   *Knafaim Arkia Holdings, Ltd...........................    19,085    116,156
   *Metis Capital, Ltd....................................       919      1,567
    Mivtach Shamir Holdings, Ltd..........................    15,288    504,425
   *Naphtha Israel Petroleum Corp., Ltd...................         1          3
    Osem Investments, Ltd.................................         1         11
    Super-Sol, Ltd. Series B..............................        --          3
                                                                     ----------
TOTAL ISRAEL..............................................              622,200
                                                                     ----------
MALAYSIA -- (5.3%)
   *A&M Realty Berhad.....................................   130,000     21,303
    Acoustech Berhad......................................   128,000     28,008
    Adventa Berhad........................................    39,900     24,723
    Aeon Co. Berhad.......................................   974,200  2,433,638
    Affin Holdings Berhad.................................    22,800     26,123
   *Alam Maritim Resources Berhad.........................   589,600    183,131
    Al-'Aqar KPJ REIT Berhad..............................    75,371     29,661
    Alliance Financial Group Berhad.......................   259,900    324,931
   *Amcorp Properties Berhad..............................   716,033    123,025
    Amway (Malaysia) Holdings Berhad......................   396,700  1,254,656
   *Ancom Berhad..........................................   361,200     49,333
    Ann Joo Resources Berhad..............................   981,750    989,623
   *Anson Perdana Berhad..................................    10,000        152
    APM Automotive Holdings Berhad........................   250,400    421,015
   *Asas Dunia Berhad.....................................   100,400     36,446
   *Asia Pacific Land Berhad.............................. 1,888,600    257,724
    Bandar Raya Developments Berhad....................... 1,190,200    797,424
    Berjaya Assets Berhad.................................   810,100    250,461
    Berjaya Corp. Berhad.................................. 4,408,100  1,764,023
    Berjaya Land Berhad................................... 3,734,000  1,336,012
   *Berjaya Media Berhad..................................   104,800     23,729
    Bimb Holdings Berhad.................................. 1,377,000  1,019,874
    Bintulu Port Holdings Berhad..........................    23,400     52,696
    Bolton Berhad.........................................   674,600    238,292
    Boustead Heavy Industries Corp. Berhad................    65,800     83,071
    Boustead Holdings Berhad..............................   706,520  1,390,084
    Bursa Malaysia Berhad................................. 1,098,500  2,851,721
    Cahya Mata Sarawak Berhad.............................   823,600    616,482
    Carlsberg Brewery Malaysia Berhad.....................   655,600  1,621,640
   *CB Industrial Product Holding Berhad..................   202,410    277,329
    Chemical Co. of Malaysia Berhad.......................   472,600    259,898
    Chin Teck Plantations Berhad..........................    33,000     95,712
   *CI Holdings Berhad....................................     4,700      6,625
    Coastal Contracts Berhad..............................   623,865    521,519
    CSC Steel Holdings Berhad.............................   508,200    286,290
    Cycle & Carriage Bintang Berhad.......................    15,000     20,994
   *Datuk Keramik Holdings Berhad.........................    24,000         --
    Dayang Enterprise Holdings Berhad.....................   742,631    499,796
    Dialog Group Berhad................................... 6,956,692  6,345,108
    Dijaya Corp. Berhad...................................   214,300    107,525
    DRB-Hicom Berhad...................................... 3,763,000  2,839,479
    Dutch Lady Milk Industries Berhad.....................   125,700    803,654
    Eastern & Oriental Berhad............................. 1,709,300    896,577
    Eastern Pacific Industrial Corp. Berhad...............   218,100    205,573
    ECM Libra Avenue Berhad............................... 1,672,601    504,495
    Encorp Berhad.........................................   196,700     46,389
    Eng Kah Corp. Berhad..................................    19,900     20,428
    Esso Malaysia Berhad..................................   420,600    698,290

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Evergreen Fibreboard Berhad...........................   946,600 $  370,166
    Faber Group Berhad....................................   617,500    413,542
    Far East Holdings Berhad..............................    61,500    146,823
   *Fountain View Development Berhad......................   808,200         --
    Fraser & Neave Holdings Berhad........................   282,600  1,837,620
    George Kent (Malaysia) Berhad.........................    34,200     13,622
    Globetronics Technology Berhad........................   517,560    174,604
    Glomac Berhad.........................................   387,600    232,200
    Gold IS Berhad........................................   524,250    300,862
   *Golden Plus Holdings Berhad...........................   216,000     76,415
    Grand United Holdings Berhad..........................   787,000    330,810
   *Green Packet Berhad...................................   832,600    198,897
    Guiness Anchor Berhad.................................   787,900  2,788,910
    GuocoLand (Malaysia) Berhad........................... 1,359,800    493,946
    Hai-O Enterprise Berhad...............................   448,680    312,284
    Hap Seng Consolidated Berhad.......................... 3,667,340  1,915,755
    Hap Seng Plantations Holdings Berhad..................   251,300    230,874
    Hartalega Holdings Berhad.............................   224,250    420,126
    Hock Seng Lee Berhad.................................. 1,030,506    545,002
   *Hong Leong Capital Berhad.............................    90,000     42,166
    Hong Leong Industries Berhad..........................   605,900    810,661
   *Hovid Berhad.......................................... 1,328,600    107,800
   *Hubline Berhad........................................ 1,129,100     34,104
    Hunza Properties Berhad...............................   446,200    246,024
    Hwang-DBS (Malaysia) Berhad...........................   293,200    245,703
    IGB Corp. Berhad...................................... 2,186,255  1,546,311
    IJM Land Berhad....................................... 1,942,100  1,805,334
    IJM Plantations Berhad................................ 1,188,700  1,094,442
   *Insas Berhad.......................................... 1,707,888    290,319
    Integrated Logistics Berhad...........................   362,215    107,305
    Integrax Berhad.......................................   191,100     89,242
   *Jaks Resources Berhad.................................   800,700    188,477
    Jaya Tiasa Holdings Berhad............................   436,390    965,941
   *Jerneh Asia Berhad....................................   113,900     50,636
    JT International Berhad...............................   550,600  1,302,768
   *K & N Kenanga Holdings Berhad.........................   890,000    220,164
   *Karambunai Corp. Berhad............................... 3,120,500    178,930
    Keck Seng (Malaysia) Berhad...........................   828,150  1,175,096
    Kencana Petroleum Berhad.............................. 2,208,964  2,195,803
    KFC Holdings (Malaysia) Berhad........................ 2,239,200  2,966,667
    Kian Joo Can Factory Berhad........................... 1,091,080    783,513
    Kim Loong Resources Berhad............................   221,760    168,096
    Kinsteel Berhad....................................... 1,360,700    318,417
    KLCC Property Holdings Berhad.........................   866,800    977,653
    KNM Group Berhad...................................... 2,356,650  1,444,396
    Kossan Rubber Industries Berhad.......................   538,200    560,868
    KPJ Healthcare Berhad.................................   819,250  1,268,585
    KrisAssets Holdings Berhad............................    88,863    122,996
    KSL Holdings Berhad...................................   649,266    388,717
    KUB Malaysia Berhad................................... 1,353,500    336,731
    Kulim Malaysia Berhad................................. 2,144,200  2,655,966
   *Kumpulan Europlus Berhad..............................   900,100    339,341
   *Kumpulan Fima Berhad..................................   105,150     62,932
   *Kumpulan Hartanah Selangor Berhad.....................   197,900     19,378
    Kumpulan Perangsang Selangor Berhad...................   468,700    162,676
   *Kurnia Asia Berhad.................................... 2,485,800    451,483
    Kwantas Corp. Berhad..................................   343,600    255,386
   *Landmarks Berhad......................................   923,400    425,444
    Latexx Partners Berhad................................    17,300     11,207
   *LBS Bina Group Berhad.................................   161,800     45,451
   *Leader Universal Holdings Berhad...................... 1,018,700    294,788

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
    Leong Hup Holdings Berhad.............................   397,700 $  219,814
    Lingkaran Trans Kota Holdings Berhad..................   915,600  1,152,073
   *Lingui Development Berhad.............................   206,300    123,093
   *Lion Corp. Berhad.....................................   616,300     57,122
    Lion Diversified Holdings Berhad......................   615,900    107,313
    Lion Forest Industries Berhad.........................     9,400      5,084
    Lion Industries Corp. Berhad.......................... 1,699,000    954,263
    LPI Capital Berhad....................................    18,280     84,076
   *MAA Holdings Berhad...................................   346,666     75,240
   *Mah Sing Group Berhad................................. 1,168,840    928,663
   *Malayan Flour Mills Berhad............................    20,900     55,565
   *Malayan United Industries Berhad......................    23,219      1,173
   *Malaysia Aica Berhad..................................    48,200      8,740
    Malaysia Building Society Berhad...................... 1,707,400    856,897
   *Malaysian Airlines System Berhad......................   164,700     81,950
    Malaysian Bulk Carriers Berhad........................   344,000    254,913
   *Malaysian Pacific Industries Berhad...................   566,713    799,033
    Malaysian Resources Corp. Berhad...................... 3,446,649  2,953,515
    Mamee Double Decker Berhad............................     1,700      2,407
   *Mancon Berhad.........................................    12,000      3,518
    Marco Holdings Berhad................................. 2,815,400    132,817
    MBM Resources Berhad..................................   322,366    344,234
    Media Prima Berhad.................................... 2,362,303  2,336,868
    Mega First Corp. Berhad...............................   361,600    204,926
   *MEMS Technology Berhad................................ 1,917,000     38,753
    Metro Kajang Holdings Berhad..........................   160,429     83,729
   *MK Land Holdings Berhad............................... 1,482,500    172,045
   *MNRB Holdings Berhad..................................   497,100    477,302
    Mudajaya Group Berhad.................................   550,665    594,561
    Muhibbah Engineering Berhad...........................   864,250    353,863
   *Mulpha International Berhad........................... 5,735,700    936,264
    Multi-Purpose Holdings Berhad.........................   502,700    507,714
    Naim Holdings Berhad..................................   622,300    467,352
   *Narra Industries Berhad...............................    16,000      2,752
    NCB Holdings Berhad................................... 1,147,200  1,491,208
   *Nikko Electronics Berhad..............................    36,600        123
    Notion VTEC Berhad....................................   393,266    275,855
    NTPM Holdings Berhad.................................. 1,203,180    217,028
    NV Multi Corp. Berhad.................................   129,270      1,162
   *NWP Holdings Berhad...................................   112,000      4,528
   *Nylex (Malaysia) Berhad...............................   464,457     96,236
    Oriental Holdings Berhad..............................    63,500    107,175
    OSK Holdings Berhad................................... 2,159,288  1,096,028
    P.I.E. Industrial Berhad..............................   140,100    179,702
    Padini Holdings Berhad................................    11,500      4,211
   *Pan Malaysia Cement Works Berhad......................   460,200     15,486
    Panasonic Manufacturing Malaysia Berhad...............   157,184  1,290,870
   *Panglobal Berhad......................................    14,000      8,915
    Paramount Corp. Berhad................................    84,000     53,777
    PBA Holdings Berhad...................................   274,100     89,038
    Pelikan International Corp. Berhad....................   899,340    302,670
   *Perisai Petroleum Teknologi Berhad....................   845,000    223,524
    PJ Development Holdings Berhad........................ 1,070,900    270,235
    POS Malaysia Berhad...................................   672,600    721,979
    Press Metal Berhad....................................   384,600    279,321
    *Prime Utilities Berhad...............................     3,000         91
    Protasco Berhad.......................................   575,600    195,860
    Proton Holdings Berhad................................ 1,404,700  1,505,653
    Puncak Niaga Holding Berhad...........................   685,020    362,766
    QL Resources Berhad................................... 1,615,320  1,729,481
    QSR Brands Berhad.....................................   148,433    321,555

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
MALAYSIA -- (Continued)
   *Ramunia Holdings Berhad...............................   697,287 $  100,847
    Ranhill Berhad........................................   185,600     45,935
    RCE Capital Berhad.................................... 1,023,900    179,379
   *Rekapacific Berhad....................................    55,000         --
   *RGB International Berhad..............................   100,000      2,681
    Salcon Berhad.........................................   702,400    127,870
    SapuraCrest Petroleum Berhad.......................... 1,649,700  2,476,548
    Sarawak Oil Palms Berhad..............................   179,660    260,635
    Scientex, Inc. Berhad.................................   344,862    299,754
   *Scomi Group Berhad.................................... 3,396,700    360,792
    Selangor Dredging Berhad.............................. 1,118,200    284,285
    Selangor Properties Berhad............................    76,600     91,866
    Shangri-La Hotels (Malaysia) Berhad...................   171,200    155,981
    SHL Consolidated Berhad...............................   277,400    129,877
    Sino Hua-An International Berhad......................   795,400     79,028
   *South East Asia Lumber, Inc. Berhad...................   386,100     58,345
    Southern Acids (Malaysia) Berhad......................    41,000     32,069
   *SPK Sentosa Corp. Berhad..............................   193,000     20,977
   *SRI Hartemas Berhad...................................    65,000         --
    Star Publications (Malaysia) Berhad...................   633,500    720,523
    Subur Tiasa Holdings Berhad...........................   386,085    333,023
    Sunway City Berhad....................................   797,000  1,372,315
   *Sunway Holdings Berhad................................ 1,046,000    916,703
    Supermax Corp. Berhad.................................   825,500  1,020,246
    Suria Capital Holdings Berhad.........................   672,800    383,344
    Ta Ann Holdings Berhad................................   589,507  1,115,638
   *TA Enterprise Berhad.................................. 4,878,900  1,108,769
   *TA Global Berhad...................................... 2,927,340    354,778
    TAHPS Group Berhad....................................     4,000      6,066
   *Talam Corp. Berhad....................................   783,450     18,474
    Tan Chong Motor Holdings Berhad....................... 1,344,900  2,218,559
    TDM Berhad............................................   380,000    403,925
   *Tebrau Teguh Berhad................................... 1,016,400    242,304
    TH Plantations Berhad.................................   457,100    330,890
    Three-A Resources Berhad..............................   430,600    210,640
   *Time Dotcom Berhad.................................... 3,895,540    918,569
    Time Engineering Berhad...............................   862,800     84,172
    Top Glove Corp. Berhad................................   765,760  1,390,917
    Tradewinds (Malaysia) Berhad..........................   384,000  1,242,460
   *Tradewinds Corp. Berhad...............................   290,400     88,044
    TRC Synergy Berhad....................................   155,520     35,117
    TSH Resources Berhad..................................    99,900    105,850
    UAC Berhad............................................    44,715     48,496
    Uchi Technologies Berhad..............................   658,800    291,051
    Unico-Desa Plantations Berhad......................... 1,853,775    649,291
    Unisem (Malaysia) Berhad.............................. 1,267,890    593,783
    United Malacca Rubber Estates Berhad..................   391,050    925,618
    United Malayan Land Berhad............................    13,000      8,603
    United Plantations Berhad.............................   508,900  3,536,222
    VS Industry Berhad....................................   427,326    223,474
    Wah Seong Corp. Berhad................................ 1,265,593    979,563
    WCT Berhad............................................ 2,291,900  2,368,131
    Wing Tai Malaysia Berhad..............................   544,400    323,125
    WTK Holdings Berhad................................... 1,165,000    705,544
    Yeo Hiap Seng Malaysia Berhad.........................    56,760     36,098
    YTL Cement Berhad.....................................    86,600    152,655
    YTL e-Solutions Berhad................................ 3,485,600  1,065,452
   *YTL Land & Development Berhad.........................   816,800    409,712
    Yu Neh Huat Berhad....................................   824,198    535,538
   *Zelan Berhad.......................................... 1,373,400    175,561

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
MALAYSIA -- (Continued)
    Zhulian Corp Berhad.................................   256,533 $    152,034
                                                                   ------------
TOTAL MALAYSIA..........................................            128,975,312
                                                                   ------------
MEXICO -- (3.6%)
    Alsea de Mexico S.A.B. de C.V.......................   833,800      948,364
    Arca Continental SAB de C.V......................... 5,004,947   27,716,900
  #*Axtel S.A.B. de C.V................................. 1,265,093      738,320
  #*Bio Pappel S.A.B. de C.V............................   153,600      116,470
    Bolsa Mexicana de Valores S.A. de C.V...............   895,408    1,762,239
  #*Carso Infraestructura y Construccion S.A.B. de C.V.. 1,803,124    1,098,407
  #*Cia Minera Autlan S.A.B. de C.V.....................   198,900      323,838
   #Compartamos S.A.B. de C.V........................... 2,449,600    4,407,790
   #Consorcio ARA S.A.B. de C.V......................... 1,144,400      600,607
   *Consorcio Hogar S.A.B. de C.V. Series B.............    76,793       43,770
  #*Controladora Comercial Mexicana S.A.B. de C.V.
     Series B...........................................   910,252    1,551,042
  #*Corporacion GEO S.A.B. de C.V. Series B............. 1,330,000    2,664,011
  #*Corporacion Interamericana de Entramiento S.A.B.
     de C.V. Series B...................................   960,372      503,207
   *Corporacion Mexicana de Restaurantes S.A.B. de
     C.V. Series B......................................     1,623          463
    Corporacion Moctezuma S.A.B. de C.V.................   858,200    2,120,402
    Corporativo Fragua S.A.B. de C.V....................        31          423
    Corporativo GBM S.A.B. de C.V.......................    29,028       12,366
  #*Desarrolladora Homex S.A.B. de C.V..................   576,300    2,508,022
   *Dine S.A.B. de C.V..................................   196,367       79,468
   *Empaques Ponderosa S.A. de C.V. Series B............   206,000       15,796
  #*Empresas ICA S.A.B. de C.V..........................   655,818    1,333,729
  #*Empresas ICA S.A.B. de C.V. Sponsored ADR...........   681,589    5,527,687
  #*Financiera Independencia S.A.B de C.V...............   290,818      242,817
  #*Genomma Lab Internacional S.A.B. de C.V.............   741,772    1,698,758
   *Gruma S.A.B. de C.V. ADR............................    33,070      281,095
   *Gruma S.A.B. de C.V. Series B....................... 1,253,434    2,664,427
   #Grupo Aeroportuario del Centro Norte S.A.B. de C.V.. 408,100 828,557 #Grupo Aeroportuario del Centro Norte S.A.B. de
     C.V. ADR...........................................     2,342       38,175
    Grupo Aeroportuario del Sureste S.A.B. de C.V.......   188,500    1,123,712
    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR..    62,500    3,726,250
   *Grupo Cementos de Chihuahua S.A.B. de C.V...........   829,200    2,954,440
  #*Grupo Famsa S.A.B. de C.V...........................   403,600      534,704
    Grupo Herdez S.A.B. de C.V..........................   594,200    1,275,748
    Grupo Industrial Maseca S.A.B. de C.V. Series B.....   578,600      635,177
   *Grupo Industrial Saltillo S.A.B. de C.V.............   243,300      298,495
    Grupo Kuo S.A.B. de C.V. Series B...................   222,767      334,038
   *Grupo Nutrisa S.A.B. de C.V.........................       188          705
    Grupo Posadas S.A. de C.V. Series L.................   199,000      266,186
   *Grupo Qumma S.A. de C.V. Series B...................   105,334        1,615
  #*Grupo Simec S.A. de C.V.............................   271,454      663,296
   *Impulsora del Desarrollo y El Empleo en America
     Latina S.A.B. de C.V...............................    65,200      118,876
   #Industrias Bachoco S.A.B. de C.V. Series B..........   206,519      404,687
  #*Industrias CH S.A.B. de C.V. Series B............... 1,172,808    4,156,732
   *Inmuebles Carso S.A.B. de C.V.......................    36,643       35,247
   *Maxcom Telecomunicaciones S.A.B. de C.V.............   161,444       57,220
  #*Megacable Holdings S.A.B. de C.V....................    71,548      170,682
  #*Promotora y Operadora de Infraestructura S.A. de
     C.V................................................   518,010    2,588,439
   *Sanluis Rassini S.A.P.I. de C.V. Series A...........     3,300           --
   *Sanluis Rassini S.A.P.I. de C.V. Series B...........     4,642           --
   *Sanluis Rassini S.A.P.I. de C.V. Series C...........     4,642           --
  #*Sare Holding S.A.B. de C.V..........................   523,300      104,327
   *Savia S.A. de C.V...................................   610,700       41,625
   #TV Azteca S.A.B. de C.V............................. 6,581,300    4,945,521
   *Urbi Desarrollos Urbanos S.A.B. de C.V..............   299,600      662,386
   *Vitro S.A.B. de C.V.................................   736,702      730,595
                                                                   ------------
TOTAL MEXICO............................................             85,657,853
                                                                   ------------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES      VALUE++
                                                        ----------- -----------
PHILIPPINES -- (1.9%)
    A. Soriano Corp....................................   3,430,211 $   280,732
    Aboitiz Equity Ventures, Inc.......................   3,680,000   3,659,171
    Alaska Milk Corp...................................   1,404,000     432,202
    Alsons Consolidated Resources, Inc.................   2,656,000      95,573
   *Atlas Consolidated Mining & Development Corp.......   1,090,000     610,130
   *Belle Corp.........................................  12,216,000   1,367,718
    Cebu Holdings, Inc.................................   2,284,000     132,652
    China Banking Corp.................................      21,377     209,478
   *Cyber Bay Corp.....................................   2,230,000      50,221
   *Digital Telecommunications Philippines., Inc.......  15,152,200     553,016
   *Empire East Land Holdings, Inc.....................   3,265,000      63,593
    Energy Development Corp............................     600,000      96,710
   *Fil-Estate Land, Inc...............................   5,060,000     348,913
    Filinvest Development Corp.........................  11,385,000   1,345,167
    Filinvest Land, Inc................................  72,127,577   2,223,407
   *First Gen Corp.....................................   3,103,800   1,102,639
    First Philippines Holdings Corp....................   1,527,600   2,239,620
    Ginebra San Miguel, Inc............................     999,000     711,789
    Globe Telecom, Inc.................................      27,670     629,478
    House of Investments, Inc..........................     692,000      52,723
    International Container Terminal Services, Inc.....   2,234,290   2,891,701
   *Ionics, Inc........................................     759,825      20,974
    Jollibee Foods Corp................................   1,101,000   2,272,170
   *Lepanto Consolidated Mining Co. Series B...........   5,830,000     168,783
   *Lopez Holdings Corp................................   7,752,000   1,066,431
    Macroasia Corp.....................................     447,500      35,649
   *Manila Mining Corp................................. 147,962,500     213,850
    Manila Water Co, Inc...............................   2,078,000     973,774
    Megaworld Corp.....................................  29,657,000   1,541,413
   *Metro Pacific Corp. Series A.......................   1,827,193      90,189
   *Metro Pacific Investments Corp.....................   8,599,000     735,521
   *Paxys, Inc.........................................     577,280      20,937
   *Pepsi-Cola Products Philippines, Inc...............   2,981,000     167,513
    Philex Mining Corp.................................   1,580,100     962,743
   *Philex Petroleum Corp..............................     319,362      21,220
   *Philippine Bank of Communications..................      14,726      41,934
   *Philippine National Bank...........................   1,006,375   1,407,980
   *Philippine National Construction Corp..............     173,000      20,116
    Philippine Savings Bank............................     356,863     555,125
    Philippine Stock Exchange, Inc.....................      46,360     275,497
   *Philippine Townships, Inc..........................     318,732      35,927
    PhilWeb Corp.......................................     775,700     294,968
    Phinma Corp........................................     135,549      40,815
    RFM Corp...........................................   8,590,268     281,071
    Rizal Commercial Banking Corp......................     866,100     586,739
    Robinson's Land Corp. Series B.....................   6,769,605   2,133,385
    Security Bank Corp.................................     708,642   1,824,912
    Semirara Mining Corp...............................     320,280   1,714,395
    Shang Properties, Inc..............................   1,759,970      80,266
    SM Development Corp................................  15,971,197   3,049,363
   *Southeast Asia Cement Holdings, Inc................   4,104,000     154,037
    Union Bank of Philippines..........................     347,530     519,307
   *Universal Rightfield Property Holdings, Inc........   1,062,000         706
    Universal Robina Corp..............................   3,594,015   4,038,751
   *Victorias Milling Co., Inc.........................     139,680       2,884
    Vista Land & Lifescapes, Inc.......................   8,197,700     671,390
   *Yehey! Corp........................................      29,670          --
                                                                    -----------
TOTAL PHILIPPINES......................................              45,117,368
                                                                    -----------
POLAND -- (2.0%)
    Agora SA...........................................     156,140     896,214

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
POLAND -- (Continued)
    Amica Wronki SA......................................     20,213 $  237,892
   *AmRest Holdings SA...................................     33,844    930,556
    Apator SA............................................     30,999    210,514
    Asseco Poland SA.....................................    148,268  2,542,216
   *ATM SA...............................................     57,593    206,983
   *Bank Przemyslowo Handlowy BPH SA.....................      4,760    104,607
   *Barlinek SA..........................................    167,481    161,879
   *Bioton SA............................................ 10,242,484    440,405
   *BOMI SA..............................................     75,466    163,177
   *Boryszew SA..........................................  4,707,095  1,484,477
    Budimex SA...........................................     42,196  1,239,662
   *Cersanit-Krasnystaw SA...............................    366,702  1,054,502
   *Ciech SA.............................................    105,381    736,957
   *Cinema City International NV.........................     35,317    410,746
   *Colian SA............................................     30,000     31,910
   *ComArch SA...........................................      7,855    181,966
    Cyfrowy Polsat SA....................................     75,325    435,598
    Debica SA............................................     29,862    514,450
    Decora SA............................................      9,066     38,181
    Dom Development SA...................................      8,374    135,972
   *Dom Maklerski IDM SA.................................    576,207    505,401
   *Echo Investment SA...................................  1,181,980  1,939,712
    Elektrobudowa SA.....................................      8,568    456,271
   *Elstar Oils SA.......................................     26,132     41,204
    Emperia Holding SA...................................     30,617  1,143,214
   *Energomontaz Poludnie SA.............................     21,610     29,905
    Eurocash SA..........................................    199,909  1,953,008
    Fabryki Mebli Forte SA...............................     48,823    162,929
   *Famur SA.............................................    207,314    280,560
   *Farmacol SA..........................................     50,868    509,054
   *Ferrum SA............................................     14,737     63,629
   *Gant Development SA..................................     47,730    190,346
   *Gastel Zurawie SA....................................     76,145     13,165
    Grupa Kety SA........................................     39,137  1,630,682
   *Hydrobudowa Polska SA................................    269,342    163,142
    Impexmetal SA........................................    414,860    706,206
   *Inter Cars SA........................................     12,283    382,744
   *JW Construction Holding SA...........................     33,866    164,938
   *Koelner SA...........................................     15,481     59,956
    Kredyt Bank SA.......................................     74,420    459,603
   *LC Corp. SA..........................................    648,040    276,981
   *Lentex SA............................................     24,214    206,134
    LPP SA...............................................      1,801  1,442,790
   *MCI Management SA....................................    119,228    296,929
   *MNI SA...............................................    253,024    253,216
   *Mondi Packaging Paper Swiecie SA.....................     42,121  1,204,374
   *Mostostal Siedlce SA.................................  1,489,771  1,545,939
    Mostostal Warszawa SA................................     37,200    397,076
   *Mostostal Zabrze Holding SA..........................    271,506    215,029
   *Multimedia Polska SA.................................    233,814    781,601
   *Netia Holdings SA....................................  1,311,613  2,732,427
    NFI Empik Media & Fashion SA.........................    102,932    571,085
    NG2 SA...............................................     64,565  1,298,742
   *Noble Bank SA........................................     33,939     77,060
   *Optimus SA...........................................    210,049    510,747
   *Orbis SA.............................................    130,535  1,638,848
   *PBG SA...............................................     22,212  1,116,131
    Pekaes SA............................................     24,538     52,102
   *Petrolinvest SA......................................    243,282    614,296
   *Pfleiderer Grajewo SA................................     35,563    160,186
   *Pol-Aqua SA..........................................      9,465     60,623

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                           SHARES     VALUE++
                                                         ---------- -----------
POLAND -- (Continued)
   *Polish Energy Partners SA...........................     34,406 $   347,078
    Polnord SA..........................................     40,615     316,101
    Polska Grupa Farmaceutyczna SA......................     34,417     542,684
   *Polski Koncern Miesny Duda SA.......................    485,544     207,144
   *Przedsiebiorstwo Eksportu Inzyn Importu Kopex SA....     98,225     776,226
    Qumak-Sekom SA......................................      3,881      17,268
    Raciborska Fabryka Kotlow SA........................    215,305     956,687
    Sniezka SA..........................................      5,612      68,577
   *Stalexport SA.......................................    571,434     217,182
    Stalprodukt SA......................................      9,334   1,030,697
   *Sygnity SA..........................................     46,479     356,383
    Synthos SA..........................................  1,395,346   2,876,878
   *Trakcja Polska SA...................................    186,284     180,105
   *Vistula Group SA....................................    232,490     126,086
    Zaklady Azotowe Pulawy SA...........................     25,244     958,071
   *Zaklady Azotowe w Tarnowie-Moscicach SA.............     56,494     608,016
   *Zaklady Azotowe w Tarnowie-Moscicach SA Allotment
     Certificates.......................................     26,958     290,372
   *Zaklady Chemiczne Police SA.........................     76,546     312,915
    Zaklady Tluszcowe Kruszwica SA......................     12,430     354,778
    Zelmer SA...........................................     17,309     241,817
                                                                    -----------
TOTAL POLAND............................................             49,251,914
                                                                    -----------
SOUTH AFRICA -- (8.0%)
    Acucap Properties, Ltd..............................    175,477     947,981
    Adcock Ingram Holdings, Ltd.........................    565,230   5,175,863
    Adcorp Holdings, Ltd................................    154,190     624,526
    Advtech, Ltd........................................    780,941     659,623
    AECI, Ltd...........................................    459,895   5,517,255
    Afgri, Ltd..........................................  1,100,948   1,053,305
   #African Oxygen, Ltd.................................    528,543   1,657,344
   *AG Industries, Ltd.................................. 32,496,618      97,252
    Allied Electronics Corp., Ltd.......................    163,698     638,656
    Allied Technologies, Ltd............................    110,631   1,001,341
    Argent Industrial, Ltd..............................     37,236      48,767
    Astral Foods, Ltd...................................    112,124   2,132,995
    Aveng, Ltd..........................................  1,051,746   5,633,916
    AVI, Ltd............................................  1,007,184   4,809,228
    Avusa, Ltd..........................................    404,845   1,448,075
    Barloworld, Ltd.....................................    155,946   1,505,356
    Basil Read Holdings, Ltd............................     79,535     165,624
   *Bell Equipment, Ltd.................................    158,539     341,820
    Blue Label Telecoms, Ltd............................    699,294     536,776
   #Brait SA............................................    619,164   1,619,534
    Business Connexion Group, Ltd.......................    412,059     282,739
   *Business Connexion Group, Ltd. Series A.............     12,292       1,343
    Capital Property Fund...............................    284,348     365,008
    Capitec Bank Holdings, Ltd..........................    166,986   4,525,286
    Cashbuild, Ltd......................................     50,787     695,774
    Caxton & CTP Publishers & Printers, Ltd.............      2,786       6,135
    Ceramic Industries, Ltd.............................     31,493     567,451
    Cipla Medpro South Africa, Ltd......................    968,881     948,540
    City Lodge Hotels, Ltd..............................    105,257     982,819
    Clicks Group, Ltd...................................    970,964   5,799,984
    Coronation Fund Managers, Ltd.......................    275,837     842,546
   *Corpgro, Ltd........................................    241,136          --
   *Cullinan Holdings, Ltd..............................    434,430      52,111
    Data Tec, Ltd.......................................    582,336   3,388,513
    Datacentrix Holdings, Ltd...........................    401,999     254,951
    Delta EMD, Ltd......................................     83,032      94,847
    Discovery Holdings, Ltd.............................      2,683      15,712
    Distell Group, Ltd..................................    283,884   3,005,955

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                           --------- ----------
SOUTH AFRICA -- (Continued)
   *Distribution & Warehousing Network, Ltd...............   258,997 $  242,039
    Dorbyl, Ltd...........................................   222,291     94,277
   #Durban Roodeport Deep, Ltd............................   722,728    336,231
    ElementOne, Ltd.......................................   325,845    572,898
   *EOH Holdings, Ltd.....................................    64,753    213,690
   *Eqstra Holdings, Ltd..................................    94,496     99,089
   *Esorfranki, Ltd.......................................    11,884      3,256
  #*Evraz Highveld Steel & Vanadium, Ltd..................   147,791    994,515
    Famous Brands, Ltd....................................    74,103    509,095
    Foschini Group, Ltd. (The)............................   568,417  7,483,295
    Gijima Group, Ltd..................................... 2,805,267    227,178
    Gold Reef Resorts, Ltd................................   338,580    813,042
    Grindrod, Ltd......................................... 1,607,864  3,313,918
    Group Five, Ltd.......................................   314,833  1,392,965
    Hudaco Industries, Ltd................................   117,859  1,405,109
   *Hulamin, Ltd..........................................   155,986    160,794
    Iliad Africa, Ltd.....................................   362,139    297,827
    Illovo Sugar, Ltd.....................................   877,046  3,400,651
    Imperial Holdings, Ltd................................   183,299  3,148,910
   *JCI, Ltd.............................................. 3,131,151         --
    JD Group, Ltd.........................................   983,807  6,360,625
    JSE, Ltd..............................................   300,437  2,968,013
    Kap International Holdings, Ltd....................... 1,834,945    712,483
    Lewis Group, Ltd......................................   379,341  4,802,349
    Liberty Holdings, Ltd.................................     3,835     42,997
    Life Healthcare Group Holdings, Ltd...................   190,074    494,269
   *m Cubed Holdings, Ltd.................................   385,000         --
    Medi-Clinic Corp., Ltd................................   922,677  4,355,879
    Merafe Resources, Ltd................................. 5,592,756    899,246
    Metair Investments, Ltd...............................   141,599    360,749
   *Metorex, Ltd.......................................... 2,210,741  2,799,068
    MMI Holdings, Ltd..................................... 1,701,357  4,320,034
    Mr. Price Group, Ltd..................................   693,186  7,635,081
    Murray & Roberts Holdings, Ltd........................   144,073    657,127
   *Mustek, Ltd...........................................   784,364    594,191
   *Mvelaphanda Group, Ltd................................   576,814    293,311
   *Mvelaserve, Ltd.......................................   142,237    251,842
    Nampak, Ltd........................................... 1,326,125  4,408,018
    Network Healthcare Holdings, Ltd...................... 1,343,614  2,921,210
    Northam Platinum, Ltd.................................   159,764    881,794
    Nu-World Holdings, Ltd................................    28,894    103,764
    Oceana Group, Ltd.....................................   235,042  1,334,064
   *Omnia Holdings, Ltd...................................   104,390  1,251,569
    Palabora Mining Co., Ltd..............................    55,834  1,139,910
    Peregrine Holdings, Ltd...............................   595,801    999,557
    Petmin, Ltd...........................................   144,984     62,992
    Pioneer Foods, Ltd....................................   163,297  1,502,221
    Pretoria Portland Cement Co., Ltd..................... 1,078,205  4,160,787
    PSG Group, Ltd........................................   742,484  5,174,843
    Rainbow Chicken, Ltd..................................   100,029    262,272
    Randgold & Exploration Co., Ltd.......................    60,670     25,954
    Raubex Group, Ltd.....................................   239,135    549,704
   *Resilient Property Income Fund, Ltd...................   306,675  1,506,775
    Reunert, Ltd..........................................   689,181  6,085,851
    Santam, Ltd...........................................   119,932  2,319,137
    SecureData Holdings, Ltd..............................   339,582     33,028
   *Sentula Mining, Ltd................................... 2,079,908    785,904
   *Simmer & Jack Mines, Ltd.............................. 1,482,094      4,436
    Spar Group, Ltd. (The)................................   622,477  8,574,996
    Spur Corp., Ltd.......................................   385,267    799,706
    Stefanutti Stocks Holdings, Ltd.......................   102,813    181,248

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                          SHARES     VALUE++
                                                        ---------- ------------
SOUTH AFRICA -- (Continued)
    Sun International, Ltd.............................    207,451 $  2,908,951
   *Super Group, Ltd................................... 16,981,587    2,037,362
    Telkom South Africa, Ltd...........................    556,563    2,971,630
    Tongaat-Hulett, Ltd................................    629,016    8,850,199
   *Trans Hex Group, Ltd...............................    153,546       76,461
    Trencor, Ltd.......................................    136,468      713,485
    UCS Group, Ltd.....................................    144,872       11,951
    Value Group, Ltd...................................    363,719      212,984
   *Village Main Reef, Ltd.............................    702,354      134,061
    Vukile Property Fund, Ltd..........................    209,847      448,587
   *Wesizwe Platinum, Ltd..............................    439,532      117,948
    Wilson Bayly Holme-Ovcon, Ltd......................    190,920    3,067,122
    Woolworths Holdings, Ltd...........................  1,230,163    5,751,370
    Zeder Investments, Ltd.............................    961,331      359,517
                                                                   ------------
TOTAL SOUTH AFRICA.....................................             192,432,362
                                                                   ------------
SOUTH KOREA -- (13.8%)
    Aekyung Petrochemical Co., Ltd.....................      9,540      472,229
    Amorepacific Group.................................      8,292    1,824,616
   *Artone Paper Manufacturing Co., Ltd................          5            9
   #Asia Cement Manufacturing Co., Ltd.................      8,296      382,249
    Asia Paper Manufacturing Co., Ltd..................      8,880       81,837
   *Asiana Airlines, Inc...............................    252,470    2,538,900
   #AUK Corp...........................................    112,530      446,856
   #Baek Kwang Mineral Products Co., Ltd...............      1,860       38,042
  #*Baiksan Co., Ltd...................................     35,910      178,838
   #Basic House Co., Ltd. (The)........................     31,370      810,875
   #Bing Grae Co., Ltd.................................     14,100      805,976
  #*BNG Steel Co., Ltd.................................     24,680      495,179
   *Bongshin Co., Ltd..................................        450           55
    Boo Kook Securities Co., Ltd.......................      7,410      126,785
    Boryung Pharmaceutical Co., Ltd....................     11,748      285,339
   *BS Financial Group, Inc............................    413,910    6,379,624
   #Bu Kwang Pharmaceutical Co., Ltd...................     36,301      523,704
    BYC Co., Ltd.......................................        710      116,023
   *Byuck San Corp.....................................      7,600      140,157
   *Byuck San Engineering & Construction Co., Ltd......      5,590        8,272
   #Capro Corp.........................................     62,860    2,164,201
  #*Charm Engineering Co., Ltd.........................     64,090      201,588
    Cheil Worldwide, Inc...............................    264,015    4,169,216
  #*Chin Hung International, Inc.......................  1,274,686      335,346
   *Cho Kwang Leather Co., Ltd.........................     10,640      123,862
    Choil Aluminum Manufacturing Co., Ltd..............      7,700       77,205
   #Chong Kun Dang Pharmaceutical Corp.................     27,162      833,387
   #Choongwae Holdings Co., Ltd........................     29,078      106,384
   #Chosun Refractories Co., Ltd.......................      2,777      178,926
   *Chungho Comnet Co., Ltd............................      2,320       14,201
   #CJ CGV Co., Ltd....................................     33,580      994,519
   #CJ Cheiljedang Corp................................     24,281    7,053,076
    CJ Corp............................................     45,060    3,634,362
   *CJ E&M Corp........................................     16,804      756,550
  #*CJ Seafood Corp....................................     56,270      146,919
  #*CosmoAM&T Co., Ltd.................................     23,510      197,371
  #*Cosmochemical Co., Ltd.............................     20,560      360,537
    Crown Confectionery Co., Ltd.......................      2,213      320,006
   #Dae Dong Industrial Co., Ltd.......................     37,830      161,197
   #Dae Han Flour Mills Co., Ltd.......................      3,049      484,052
   *Dae Ho Corp........................................        543           67
    Dae Won Kang Up Co., Ltd...........................     98,414      631,528
    Daechang Co., Ltd..................................    171,290      321,981
   #Daeduck Electronics Co., Ltd.......................     84,107      710,173

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
   #Daeduck Industries Co., Ltd.............................  56,056 $  466,245
    Daegu Department Store Co., Ltd.........................  17,560    210,684
    Daehan City Gas Co., Ltd................................  11,541    308,566
   #Daehan Steel Co., Ltd...................................  30,910    243,595
    Daehan Synthetic Fiber Co., Ltd.........................   1,832    166,589
   #Dae-Il Corp.............................................  34,170    307,726
    Daekyo Co., Ltd.........................................  98,400    560,594
  #*Daekyung Machinery & Engineering Co., Ltd...............  54,200    208,738
   *Daelim Industrial Co., Ltd..............................     366     43,788
    Daelim Trading Co., Ltd.................................  17,730     67,938
   #Daesang Corp............................................  57,440    721,393
    Daesang Holdings Co., Ltd...............................  49,362    196,075
   #Daesung Group Partners Co., Ltd.........................   2,304    191,607
    Daesung Holdings Co., Ltd...............................  29,754    317,566
    Daesung Industrial Co., Ltd.............................   6,521    268,996
   #Daewon Pharmaceutical Co., Ltd..........................  19,090    129,659
    Daewoong Co., Ltd.......................................   6,546    104,410
   #Daewoong Pharmaceutical Co., Ltd........................  15,016    636,655
    Dahaam E-Tec Co., Ltd...................................   2,200     46,035
    Daishin Securities Co., Ltd............................. 123,950  1,604,163
   #Daou Technology, Inc....................................  76,540    714,710
    DCM Corp................................................  17,900    286,052
   *DGB Financial Group, Inc................................ 367,913  5,827,703
   #Digital Power Communications Co., Ltd...................  50,540     91,008
   #Dong Ah Tire Industrial Co., Ltd........................  23,075    220,886
   #Dong IL Rubber Belt Co., Ltd............................  35,592    207,319
  #*Dong Yang Gang Chul Co., Ltd............................  84,530    289,161
   #Dong-A Pharmaceutical Co., Ltd..........................  22,354  2,394,807
   #Dongaone Co., Ltd....................................... 102,310    309,815
    Dongbang Agro Co., Ltd..................................  19,470    118,017
   #Dongbu Corp.............................................  25,950    210,817
  #*Dongbu HiTek Co., Ltd...................................  63,213    692,302
    Dongbu Insurance Co., Ltd...............................  97,230  4,824,698
    Dongbu Securities Co., Ltd..............................  62,931    325,971
   #Dongbu Steel Co., Ltd...................................  59,636    492,298
    Dong-Il Corp............................................   4,122    233,798
    Dongil Industries Co., Ltd..............................   3,669    263,540
    Dongil Paper Manufacturing Co., Ltd.....................   6,080      9,921
    Dongkuk Steel Mill Co., Ltd............................. 115,390  4,341,623
   #Dongwha Pharm Co., Ltd..................................  49,150    277,991
    Dongwon F&B Co., Ltd....................................   3,810    195,885
    Dongwon Industries Co., Ltd.............................   3,363    588,793
  #*Dongwon Systems Corp.................................... 198,297    250,463
   #Dongyang Mechatronics Corp..............................  61,081  1,093,642
   #Doosan Construction & Engineering Co., Ltd.............. 105,590    506,476
    Doosan Corp.............................................  13,110  1,837,545
  #*DuzonBIzon Co., Ltd.....................................  45,640    468,686
   #E1 Corp.................................................   8,685    516,307
   *Eagon Industrial Co., Ltd...............................   8,930     60,829
   *Eugene Investment & Securities Co., Ltd................. 150,973    776,238
  #*F&F Co., Ltd............................................  26,050    211,751
  #*FCB Twelve Co., Ltd.....................................   3,717    457,893
  #*Firstech Co., Ltd.......................................  78,999    157,700
  #*Foosung Co., Ltd........................................ 116,899    887,767
    Fursys, Inc.............................................  14,315    372,397
    Gaon Cable Co., Ltd.....................................   5,224     92,179
    GIIR, Inc...............................................  14,410    136,558
   #Global & Yuasa Battery Co., Ltd.........................  16,060    665,882
    Golden Bridge Investment & Securities Co., Ltd..........  56,620     88,854
  #*Grand Korea Leisure Co., Ltd............................  50,630  1,120,223
  #*Green Cross Corp........................................  12,656  2,065,225

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES   VALUE++
                                                            ------- ----------
SOUTH KOREA -- (Continued)
   #Green Cross Holdings Corp..............................  46,690 $  812,762
   *Green Non-Life Insurance Co., Ltd......................  19,867     81,489
   #GS Global Corp.........................................  23,436    375,782
    Gwangju Shinsegae Co., Ltd.............................   1,820    320,328
  #*Hae In Co., Ltd........................................  18,930    109,879
   #Halla Climate Control Corp............................. 106,070  2,586,890
   #Halla Engineering & Construction Corp..................  39,902    913,418
   #Han Kuk Carbon Co., Ltd................................  56,763    351,509
    Han Yang Securities Co., Ltd...........................  24,190    184,001
  #*Hanall Biopharma Co., Ltd..............................  64,988    670,328
   #Handok Pharmaceuticals Co., Ltd........................  12,760    167,661
   #Handsome Corp..........................................  39,689  1,059,083
    Hanil Cement Manufacturing Co., Ltd....................  11,659    546,906
   *Hanil Construction Co., Ltd............................   5,422     15,215
   #Hanil E-Wha Co., Ltd...................................  58,890    672,137
  #*Hanjin Heavy Industries & Construction Co., Ltd........  97,634  2,841,682
   #Hanjin Heavy Industries & Construction Holdings Co.,
     Ltd...................................................  37,200    391,448
   #Hanjin Shipping Co., Ltd............................... 137,299  2,743,502
   #Hanjin Shipping Holdings Co., Ltd......................  45,364    547,300
   #Hanjin Transportation Co., Ltd.........................  23,921    769,394
   #Hankook Cosmetics Manufacturing Co., Ltd...............   5,280     23,307
   #Hankook Shell Oil Co., Ltd.............................   1,867    377,148
   *Hankook Synthetics, Inc................................     550         50
    Hankuk Glass Industries, Inc...........................  12,900    367,865
   #Hankuk Paper Manufacturing Co., Ltd....................   7,250    134,720
  #*Hanmi Holdings Co., Ltd................................   5,281    139,348
  #*Hanmi Pharm Co., Ltd...................................  13,179  1,074,041
   #Hanmi Semiconductor Co., Ltd...........................  24,980    169,341
   #Hansae Co., Ltd........................................  16,560    120,650
  #*Hansae Yes24 Holdings Co., Ltd.........................   5,520     36,912
    Hanshin Construction Co., Ltd..........................   8,500    102,219
    Hansol Chemical Co., Ltd...............................  18,390    330,388
    Hansol CSN Co., Ltd....................................  65,160     93,939
  #*Hansol HomeDeco Co., Ltd...............................  64,500     69,704
   #Hansol LCD, Inc........................................  19,690    610,947
   #Hansol Paper Co., Ltd.................................. 105,120    874,320
   #Hanssem Co., Ltd.......................................  30,600    501,589
   *Hanwha General Insurance Co., Ltd......................  63,598    581,978
    Hanwha Securities Co., Ltd............................. 166,671  1,030,767
    Hanwha Timeworld Co., Ltd..............................   7,520    173,857
    Heung-A Shipping Co., Ltd..............................  81,780     66,186
   *Heungkuk Fire & Marine Insurance Co., Ltd..............  71,447    411,383
  #*Hite Brewery Co., Ltd..................................  12,952  1,364,425
   #Hite Holdings Co., Ltd.................................  16,740    272,707
   *HMC Investment Securities Co., Ltd.....................  41,450    789,728
   #Hotel Shilla Co., Ltd..................................  91,568  2,667,615
   #HS R&A Co., Ltd........................................  13,030    307,301
  #*Huchems Fine Chemical Corp.............................  61,778  1,577,226
   #Husteel Co., Ltd.......................................  12,860    280,266
   *Hwa Sung Industrial Co., Ltd...........................  12,520     49,730
    Hwacheon Machine Tool Co., Ltd.........................     510     36,230
   #Hwashin Co., Ltd.......................................  48,120    839,121
   *Hyosung T & C Co., Ltd.................................  67,919  6,013,429
   *Hyundai Cement Co., Ltd................................  10,770     70,511
   #Hyundai Corp...........................................  21,801    764,096
    Hyundai Department Store Co., Ltd......................  22,640  3,949,004
   #Hyundai Development Co................................. 175,860  5,524,730
   #Hyundai Elevator Co., Ltd..............................  10,286  1,157,390
   #Hyundai Engineering Plastics Co., Ltd..................  52,190    324,029
   #Hyundai Greenfood Co., Ltd............................. 130,290  1,932,878
    Hyundai Hysco..........................................  59,619  2,735,214

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    Hyundai Marine & Fire Insurance Co., Ltd................ 154,140 $4,936,933
   *Hyundai Mipo Dockyard Co., Ltd..........................  22,255  3,523,895
    Hyundai Securities Co................................... 370,380  4,474,639
  #*IHQ, Inc................................................   7,110     11,668
   #Il Dong Pharmaceutical Co., Ltd.........................  38,715    312,354
    Il Yang Pharmaceutical Co., Ltd.........................  30,348  1,053,895
    Iljin Diamond Co., Ltd..................................  18,980    254,019
  #*Iljin Display Co., Ltd..................................  36,348    316,504
   #Iljin Electric Co., Ltd.................................  52,989    372,335
    Iljin Holdings Co., Ltd.................................  36,872    111,872
   #Ilshin Spinning Co., Ltd................................   4,569    430,304
    Ilsung Pharmaceutical Co., Ltd..........................   2,444    215,283
    InziControls Co., Ltd...................................  20,720    177,935
    IS Dongseo Co., Ltd.....................................  40,452    787,168
   #ISU Chemical Co., Ltd...................................  25,740    768,078
   #IsuPetasys Co., Ltd.....................................  74,670    362,234
    Jahwa Electronics Co., Ltd..............................  27,330    172,207
   #Jeil Pharmaceutical Co..................................  19,870    267,456
    Jeonbuk Bank, Ltd....................................... 126,539    740,248
   *Jinheung Savings Bank...................................  39,019    110,931
  #*Jinro, Ltd..............................................  34,360  1,153,242
    JS Cable Co., Ltd.......................................   4,540     38,491
   #JW Pharmaceutical Corp..................................  17,185    360,055
   #K.C. Tech Co., Ltd......................................  48,719    350,150
   *KC Cottrell Co., Ltd....................................   9,450    185,257
   *KCO Energy, Inc.........................................     120        569
  #*Keangnam Enterprises, Ltd...............................  25,833    345,774
  #*KEPCO Engineering & Construction Co., Inc...............  22,086  1,569,167
   #KEPCO Plant Service & Engineering Co., Ltd..............  25,698    979,922
   #Keyang Electric Machinery Co., Ltd......................  54,650    200,240
   #KG Chemical Corp........................................  16,760    140,161
  #*KIC, Ltd................................................  23,030     69,670
    KISCO Corp..............................................  10,860    333,283
    Kishin Corp.............................................  49,420    289,037
   #KISWIRE, Ltd............................................  17,602    876,572
    KIWOOM Securities Co., Ltd..............................  31,428  1,743,716
   *KleanNara Co., Ltd......................................   6,710     28,256
   #Kolon Corp..............................................  11,079    357,685
  #*Kolon Engineering & Construction Co., Ltd...............  53,320    257,975
   #Kolon Industries, Inc...................................  46,935  5,228,213
    Korea Cast Iron Pipe Co., Ltd...........................  36,370    146,827
  #*Korea Circuit Co., Ltd..................................  31,890    185,989
    Korea Cottrell Co., Ltd.................................  32,814    106,482
   *Korea Development Co., Ltd..............................  29,710    112,304
    Korea Development Leasing Corp..........................   7,597    154,652
    Korea Electric Terminal Co., Ltd........................  14,990    398,358
    Korea Export Packing Industries Co., Ltd................   3,990     42,149
   *Korea Express Co., Ltd..................................  24,769  2,384,041
    Korea Flange Co., Ltd...................................  11,900    234,888
    Korea Gas Corp..........................................  72,070  2,437,087
    Korea Investment Holdings Co., Ltd...................... 120,780  4,776,585
    Korea Iron & Steel Co., Ltd.............................   3,462    127,903
   #Korea Kolmar Co., Ltd...................................  56,797    429,741
  #*Korea Line Corp.........................................  25,769    169,380
   #Korea Petrochemical Industrial Co., Ltd.................   5,390    861,718
    Korea Reinsurance Co., Ltd.............................. 199,839  2,499,787
   *Korea Savings Bank......................................   7,079     48,929
   *Korea United Pharm, Inc.................................  23,310    191,467
   #Korean Air Terminal Service Co., Ltd....................   5,490    225,658
   #KP Chemical Corp........................................ 121,051  2,943,568
    KPX Chemical Co., Ltd...................................   4,639    268,865

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
  #*KPX Fine Chemical Co., Ltd..............................   4,476 $  160,841
    KPX Holdings Corp.......................................   2,637    139,368
   *KTB Investement & Securities Co., Ltd................... 160,620    546,200
   #Kukdo Chemical Co., Ltd.................................  10,026    667,563
   #Kumho Electric Co., Ltd.................................  10,802    294,302
  #*Kumho Industrial Co., Ltd...............................  10,245     88,376
   *Kumho Investment Bank................................... 145,230     85,239
  #*Kumho Tire Co., Inc.....................................  29,999    470,427
    Kumkang Industrial Co., Ltd.............................   1,730     21,488
    Kunsul Chemical Industrial Co., Ltd.....................   8,190    125,025
   #Kwang Dong Pharmaceutical Co., Ltd...................... 105,750    365,956
  #*Kwang Myung Electric Engineering Co., Ltd...............  58,300    120,252
   #Kyeryong Construction Industrial Co., Ltd...............  13,700    281,970
    Kyobo Securities Co., Ltd...............................  57,690    363,081
    Kyung Dong Navien Co., Ltd..............................   8,700     45,347
   #Kyungbang Co., Ltd......................................   1,956    220,747
   #Kyungdong City Gas Co., Ltd.............................   6,461    353,357
    Kyung-In Synthetic Corp.................................  62,430    211,413
    Kyungnam Energy Co., Ltd................................  28,770     98,157
   #LG Fashion Corp.........................................  47,865  2,133,986
  #*LG Hausys, Ltd..........................................  18,580  1,476,355
   #LG Innotek Co., Ltd.....................................  30,152  2,677,574
   #LG International Corp...................................  82,412  4,844,896
  #*LG Life Sciences, Ltd...................................  32,775  1,586,768
    LG Uplus Corp........................................... 720,590  3,635,068
    LIG Insurance Co., Ltd.................................. 102,650  2,547,188
    Livart Furniture Co., Ltd...............................  11,180     77,805
    Lotte Chilsung Beverage Co., Ltd........................   1,967  2,705,972
   #Lotte Confectionary Co., Ltd............................   2,186  3,732,055
   #Lotte Midopa Co., Ltd...................................  61,160  1,496,095
   *Lotte Non-Life Insurance Co., Ltd.......................  48,040    324,956
   #Lotte Sam Kang Co., Ltd.................................   1,998    826,326
  #*Lotte Tour Development Co., Ltd.........................   5,730    104,441
   #LS Corp.................................................  25,344  2,630,168
   #LS Industrial Systems Co., Ltd..........................  42,787  2,991,649
    Macquarie Korea Infrastructure Fund..................... 626,411  2,926,601
   *Manho Rope & Wire Co., Ltd..............................   3,950     70,424
   *Meritz Finance Holdings Co., Ltd........................  65,252    181,960
    Meritz Fire Marine Insurance Co., Ltd................... 228,355  2,640,102
    Meritz Securities Co., Ltd.............................. 578,515    503,819
    Mi Chang Oil Industrial Co., Ltd........................     981     46,992
    Mirae Asset Securities Co., Ltd.........................  68,964  3,200,069
   *Miwon Chemicals Co., Ltd................................   1,890     42,307
    Miwon Commercial Co., Ltd...............................     702     74,881
   *Miwon Specialty Chemical Co., Ltd.......................     448     59,075
   #Moorim P&P Co., Ltd.....................................  46,490    340,178
   #Moorim Paper Co., Ltd...................................  55,896    185,125
    Motonic Corp............................................  20,900    188,152
   #Namhae Chemical Corp....................................  63,074    849,279
  #*Namkwang Engineering & Construction Co., Ltd............  54,497    107,742
   *Namsun Aluminum Co., Ltd................................ 168,542    107,270
    Namyang Dairy Products Co., Ltd.........................   1,539  1,315,012
   *Nasan Co., Ltd..........................................  23,824     19,207
  #*National Plastic Co.....................................  56,060    159,449
    Nexen Corp..............................................   4,285    323,028
   #Nexen Tire Corp.........................................  95,310  1,671,167
    NH Investment & Securities Co., Ltd.....................  82,876    517,475
   *NICE Holdings Co., Ltd..................................      77      4,123
    NICE Information Service Co., Ltd.......................      97      2,367
   #NK Co., Ltd.............................................  39,780    193,393
   #Nong Shim Holdings Co., Ltd.............................   5,332    313,473

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                             SHARES   VALUE++
                                                             ------- ----------
SOUTH KOREA -- (Continued)
    NongShim Co., Ltd.......................................   8,969 $2,153,556
    Noroo Holdings Co., Ltd.................................  15,875    124,968
    Noroo Paint Co., Ltd....................................  14,277     46,472
  #*Orientbio, Inc.......................................... 106,060     93,673
   #ORION Corp..............................................  10,218  4,961,690
    Ottogi Corp.............................................   3,910    596,745
    Pacific Pharmaceutical Co., Ltd.........................   2,030     50,654
   *PaperCorea, Inc......................................... 147,900     92,945
   #Poongsan Corp...........................................  54,211  2,293,005
    Poongsan Holdings Corp..................................  11,707    387,727
    POSCO Coated & Color Steel Co., Ltd.....................   6,320    160,957
    Pulmuone Co., Ltd.......................................   2,916    115,586
   *Pum Yang Construction Co., Ltd..........................  12,016     37,229
    Pusan City Gas Co., Ltd.................................  15,320    284,093
  #*RNL BIO Co., Ltd........................................ 192,710  1,138,962
   #S&T Corp................................................  10,323    174,248
   #S&T Daewoo Co., Ltd.....................................  15,510    546,953
    S&T Dynamics Co., Ltd...................................  67,022  1,153,469
   #S&T Holdings Co., Ltd...................................  31,368    464,653
  #*S&T Motors Co., Ltd..................................... 156,480     97,007
   #S1 Corp.................................................  49,142  2,618,470
  #*Saehan Industries, Inc.................................. 651,800    768,732
    Saeron Automotive Corp..................................  30,790    146,706
   #Sajo Industries Co., Ltd................................   8,800    488,896
   *Sajodaerim Corp.........................................   7,480    152,631
   #Sam Jin Pharmaceutical Co., Ltd.........................  31,646    277,512
   #Sam Kwang Glass Industrial Co., Ltd.....................   5,795    426,147
   *Sam Lip General Foods Co., Ltd..........................   7,950    103,559
    Sam Yung Trading Co., Ltd...............................  19,817    119,099
   #Sambu Construction Co., Ltd.............................  12,062    125,592
   #Samchully Co., Ltd......................................   8,820    861,791
   #Samho Development Co., Ltd..............................  31,127     70,896
    Samhwa Crown & Closure Co., Ltd.........................     412      7,894
    Samhwa Paints Industrial Co., Ltd.......................  26,400     99,763
   #Samick Musical Instruments Co., Ltd..................... 146,160    217,724
   #Samick THK Co., Ltd.....................................  32,610    363,638
   #Samsung Climate Control Co., Ltd........................   6,810     47,771
   #Samsung Fine Chemicals Co., Ltd.........................  47,693  3,183,930
   #Samwha Capacitor Co., Ltd...............................  16,200    149,828
    Samwhan Corp............................................  20,890    176,413
   #Samyang Corp............................................  14,701  1,623,539
   #Samyang Foods Co., Ltd..................................  12,050    250,349
    Samyang Genex Co., Ltd..................................   4,129    300,867
    Samyang Tongsang Co., Ltd...............................   1,760     40,400
  #*Samyoung Chemical Co., Ltd..............................  51,020    293,814
   #Samyoung Electronics Co., Ltd...........................  26,480    304,999
   *SAVEZONE I&C Corp.......................................  12,100     27,852
  #*SBS Media Holdings Co., Ltd............................. 109,080    335,986
   #Seah Besteel Corp.......................................  30,771  1,937,163
    SeAH Holdings Corp......................................   4,622    759,352
   #SeAH Steel Corp.........................................   6,551    660,759
    Sebang Co., Ltd.........................................  27,545    472,063
   #Sejong Industrial Co., Ltd..............................  30,130    570,136
    Seoul City Gas Co., Ltd.................................   3,590    176,633
    Seowon Co., Ltd.........................................  44,810    164,282
  #*Serim Paper Manufacturing Co., Ltd......................  32,013     77,218
   #Sewon Cellontech Co., Ltd...............................  59,821    287,109
    Shell-Line Co., Ltd.....................................   7,600     26,939
    Shin Won Corp...........................................  91,390    110,425
    Shin Young Securities Co., Ltd..........................  11,500    368,724
  #*Shinhan Engineering & Construction Co., Ltd.............   3,676     16,844

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                           SHARES   VALUE++
                                                           ------- ----------
SOUTH KOREA -- (Continued)
    Shinpoong Pharmaceutical Co., Ltd.....................  51,700 $  202,295
    Shinsegae Engineering & Construction Co., Ltd.........   2,990     42,573
    Shinsegae Information & Communication Co., Ltd........   2,612    138,166
   #Shinsung Solar Energy Co., Ltd........................  71,740    438,733
   #Silla Trading Co., Ltd................................  14,640    208,144
   #Sindo Ricoh Co., Ltd..................................  11,169    525,796
    SJM Co., Ltd..........................................  12,687    116,026
    SJM Holdings Co., Ltd.................................  11,641     43,109
   #SK Chemicals Co., Ltd.................................  41,525  3,145,686
   #SK Gas Co., Ltd.......................................   9,960    667,907
    SK Networks Co., Ltd.................................. 269,240  3,292,393
   #SKC Co., Ltd..........................................  56,817  3,755,750
   #SL Corp...............................................  24,960    639,462
   *Solomon Savings Bank..................................  11,267     31,909
   #Songwon Industrial Co., Ltd...........................  26,480    460,530
   *Ssangyong Cement Industrial Co., Ltd..................  79,381    497,650
    STX Corp..............................................  95,858  1,864,880
   #STX Engine Co., Ltd...................................  59,422  1,592,381
   #STX Offshore & Shipbuilding Co., Ltd.................. 145,560  3,357,215
   #STX Pan Ocean Co., Ltd................................ 332,460  2,503,500
    Suheung Capsule Co., Ltd..............................  19,000    216,232
  #*Sung Jin Geotec Co., Ltd..............................  39,150    638,510
  #*Sung Shin Cement Co., Ltd.............................  25,380     80,175
   *Sungchang Enterprise Holdings, Ltd....................   8,030    106,923
   *Sungjee Construction Co., Ltd.........................   1,184     94,671
  #*Sunjin Co., Ltd.......................................  11,625     99,237
   *Sunjin Holdings Co., Ltd..............................   1,979     46,972
    Sunkyong Securities Co., Ltd.......................... 633,890  1,047,804
    Tae Kwang Industrial Co., Ltd.........................     994  1,601,632
   #Tae Kyung Industrial Co., Ltd.........................  33,700    125,051
   #Taeyoung Engineering & Construction Co., Ltd.......... 129,830    886,130
  #*Tai Han Electric Wire Co., Ltd........................ 248,653  1,352,865
    Tai Lim Packaging Industries Co., Ltd................. 125,830    167,586
  #*TCC Steel.............................................  18,255    128,103
   *Tec & Co.............................................. 250,710     37,994
   *Teems, Inc............................................   2,488     28,925
    Telcoware Co., Ltd....................................   9,000     63,855
   *Tong Yang Life Insurance..............................  73,570    979,147
   *Tong Yang Major Corp.................................. 353,178    662,270
  #*Tong Yang Moolsan Co., Ltd............................  11,270    294,951
    Tong Yang Securities, Inc............................. 228,816  1,392,493
   *Trigem Computer, Inc..................................       2         --
   #TS Corp...............................................  13,200    343,325
    Uangel Corp...........................................  12,280     39,861
   #Unid Co., Ltd.........................................   7,745    523,830
    Union Steel Manufacturing Co., Ltd....................  13,912    329,172
  #*VGX International, Inc................................  23,020     24,273
   *Visang Education, Inc.................................   2,290     21,413
   *Whanin Pharmaceutical Co., Ltd........................  29,150    228,397
    Woongjin Coway Co., Ltd............................... 143,810  5,552,401
  #*Woongjin Holdings Co., Ltd............................ 119,257    887,651
  #*Woongjin Thinkbig Co., Ltd............................  45,289    791,509
    Woori Financial Co., Ltd..............................  23,600    380,990
    Woori Investment & Securities Co., Ltd................ 257,790  4,614,926
    WooSung Feed Co., Ltd.................................  17,000     24,502
    YESCO Co., Ltd........................................   5,950    149,099
    Yoosung Enterprise Co., Ltd...........................  34,546    108,333
   #Youlchon Chemical Co., Ltd............................  32,710    271,396
    Young Poong Corp......................................   2,754  3,178,050
   *Young Poong Mining & Construction Corp................   1,580         82
    Young Poong Paper Manufacturing Co., Ltd..............     570      7,504

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                         --------- ------------
SOUTH KOREA -- (Continued)
   #Youngone Corp.......................................    60,704 $  1,133,499
   #Youngone Holdings Co., Ltd..........................    21,846      960,670
    Yuhan Corp..........................................    24,084    3,345,375
    Yuhwa Securities Co., Ltd...........................    12,910      174,095
  #*Yungjin Pharm Co., Ltd..............................   198,412      200,133
   *ZeroOne Interactive Co., Ltd........................     3,200           46
                                                                   ------------
TOTAL SOUTH KOREA.......................................            333,424,026
                                                                   ------------
TAIWAN -- (12.5%)
   *A.G.V. Products Corp................................   987,801      471,317
    Ability Enterprise Co., Ltd.........................   859,076    1,183,687
   *Abocom Systems, Inc.................................       470           98
    Acbel Polytech, Inc.................................   777,599      556,407
    Accton Technology Corp.............................. 1,029,000      639,043
    Ace Pillar Co., Ltd.................................   110,400      269,861
   *Action Electronics Co., Ltd.........................   582,000      234,095
    Adlink Technology, Inc..............................   213,900      394,342
    Advancetek Enterprise Co., Ltd......................   213,000      228,365
   *Advantech Co., Ltd..................................    20,100       67,932
   *ALI Corp............................................   559,000      717,721
    Allis Electric Co., Ltd.............................   298,000      111,622
    Alpha Networks, Inc.................................   653,763      511,688
    Altek Corp..........................................   787,624      991,850
    Ambassador Hotel (The)..............................   597,000      833,542
   *Ampoc Far East Co., Ltd.............................   195,444      141,348
    Amtran Technology Co., Ltd.......................... 1,783,011    1,408,932
   *APCB, Inc...........................................   205,000      206,295
    Apex Biotechnology Corp.............................   205,380      469,729
   *Apex Medical Corp...................................   104,500      132,988
    Apex Science & Engineering Corp.....................   255,960       97,713
   *Arima Communications Corp...........................   665,000      474,037
   *Arima Optoelectronics Corp..........................   483,195      143,591
    Asia Chemical Corp..................................   559,000      328,612
   *Asia Optical Co, Inc................................   530,000      780,962
    Asia Polymer Corp...................................   595,123    1,197,578
    Asia Vital Components Co., Ltd......................   541,958      501,918
    ASROCK, Inc.........................................    90,000      368,686
    Aten International Co., Ltd.........................   197,479      527,645
    Audix Corp..........................................   220,000      242,150
    Aurora Corp.........................................   541,499    1,070,591
    Aurora Systems Corp.................................   244,244      259,608
   *AV Tech Corp........................................    88,000      286,657
   *Avermedia Technologies, Inc.........................   498,446      466,636
    Avision, Inc........................................   383,000      204,575
    Awea Mechantronic Co., Ltd..........................    84,000       99,564
   *Bank of Kaohsiung...................................   423,000      203,764
   *Basso Industry Corp., Ltd...........................   232,000      165,729
    BES Engineering Corp................................ 3,309,750    1,143,645
    Biostar Microtech International Corp................   312,975      194,278
   *Bright Led Electronics Corp.........................   294,520      228,883
    C Sun Manufacturing, Ltd............................   255,221      223,269
    Cameo Communications, Inc...........................   416,810      158,264
    Capital Securities Corp............................. 3,526,736    1,773,717
   *Career Technology (MFG.) Co., Ltd...................   588,000    1,349,043
   *Carnival Industrial Corp............................   656,000      241,179
    Cathay Chemical Works, Inc..........................    30,000       14,310
    Cathay Real Estate Development Co., Ltd............. 1,687,000      907,025
    Central Reinsurance Co., Ltd........................   826,402      498,336
    Chain Qui Development Co., Ltd......................   251,083      213,069
    Champion Building Materials Co., Ltd................   724,851      575,419
   *Chang Wah Electromaterials, Inc.....................    67,980      220,050

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED

                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Charoen Pokphand Enterprises Co., Ltd................    419,000 $  258,508
    Cheng Loong Corp.....................................  2,315,383  1,043,969
    Cheng Uei Precision Industry Co., Ltd................    871,720  2,632,814
   *Chenming Mold Industrial Corp........................    297,437    384,614
    Chia Hsin Cement Corp................................  1,122,360    732,011
   *Chia Hsin Food & Synthetic Fiber Co., Ltd............     97,211         --
    Chicony Electronics Co., Ltd.........................  1,080,246  2,070,134
    Chien Kuo Construction Co., Ltd......................    565,872    359,099
   *Chien Shing Stainless Steel Co., Ltd.................    417,000     81,103
    Chilisin Electronics Corp............................    257,535    167,312
    China Chemical & Pharmaceutical Co...................    563,000    456,023
   *China Ecotek Corp....................................    170,000    360,560
    China Electric Manufacturing Co., Ltd................    694,900    598,703
    China General Plastics Corp..........................    665,000    310,239
    China Glaze Co., Ltd.................................    361,139    237,951
    China Hi-Ment Corp...................................    308,348    438,507
   *China Man-Made Fiber Co., Ltd........................  2,598,879  1,235,451
    China Metal Products Co., Ltd........................    575,339    568,982
    China Motor Co., Ltd.................................  1,453,609  1,693,755
   *China Rebar Co., Ltd.................................     55,174         --
    China Steel Chemical Corp............................    412,554  2,347,111
    China Steel Structure Co., Ltd.......................    306,000    296,689
    China Synthetic Rubber Corp..........................  1,145,563  1,161,998
   *China United Trust & Investment Corp.................    164,804         --
   *China Wire & Cable Co., Ltd..........................    531,000    197,890
   *Chinese Maritime Transport, Ltd......................    422,850    717,488
   *Ching Feng Home Fashions Industries Co., Ltd.........    199,403     36,959
    Chin-Poon Industrial Co., Ltd........................    860,207    674,370
   *Chipbond Technology Corp.............................     25,000     29,055
    Chong Hong Construction Co...........................    347,580  1,099,895
   *Chou Chin Industrial Co., Ltd........................        825         --
   *Chroma Ate, Inc......................................    675,821  1,701,738
   *Chun Yu Works & Co., Ltd.............................    469,000    164,168
    Chun Yuan Steel Industrial Co., Ltd..................  1,046,536    548,590
    Chung Hsin Electric & Machinery Co., Ltd.............    875,000    542,070
   *Chung Hung Steel Corp................................  1,893,979    894,771
   *Chung Hwa Pulp Corp..................................  1,143,594    590,864
   *Chungwa Picture Tubes Co., Ltd....................... 11,175,000  1,334,386
   *Chuwa Wool Industry Co., Ltd.........................    146,515    161,444
    Clevo Co., Ltd.......................................    905,000  1,764,186
   *CMC Magnetics Corp...................................  6,770,960  1,360,692
   *Collins Co., Ltd.....................................    462,700    258,066
   *Compal Communications, Inc...........................    640,000    776,282
   *Compeq Manufacturing Co., Ltd........................  2,397,000  1,235,581
   *Continental Holdings Corp............................  1,297,067    569,054
   *Cosmo Electronics Corp...............................    214,137    214,610
   *Cosmos Bank Taiwan...................................    262,740     65,294
    Coxon Precise Industrial Co., Ltd....................    234,000    406,543
    CSBC Corp. Taiwan....................................    778,000    722,961
    CTCI Corp............................................  1,071,013  1,444,448
    CviLux Corp..........................................     86,450    135,561
   *CX Technology Co., Ltd...............................     62,368     25,547
   *Cyberlink Corp.......................................    230,025    746,003
    Cybertan Technology, Inc.............................    653,779    767,380
    DA CIN Construction Co., Ltd.........................    482,711    291,373
    Darfon Electronics Corp..............................    582,550    573,327
   *Davicom Semiconductor, Inc...........................    127,345     92,175
   *De Licacy Industries Co., Ltd........................     70,000     22,901
    Delpha Construction Co., Ltd.........................    455,410    227,548
    Depo Auto Parts Industrial Co., Ltd..................    213,000    462,878
   *Der Pao Construction Co., Ltd........................    476,000     13,536

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Diamond Flower Electric Instrument Co., Ltd...........   203,524 $  178,826
    D-Link Corp........................................... 1,474,665  1,299,216
    Dynamic Electronics Co., Ltd..........................   506,000    260,513
   *Eastern Media International Corp...................... 2,366,337    415,926
    Eclat Textile Co., Ltd................................   276,146    481,013
    Edom Technology Co., Ltd..............................   238,776     91,115
   *Elan Microelectronics Corp............................   874,715  1,022,497
   *E-Lead Electronic Co., Ltd............................   141,942    148,867
    E-LIFE MALL Corp., Ltd................................   145,000    285,102
   *Elite Advanced Laser Corp.............................   143,000    318,170
    Elite Material Co., Ltd...............................   534,160    500,492
   *Elite Semiconductor Memory Technology, Inc............   516,200    614,233
    Elitegroup Computer Systems Co., Ltd.................. 1,605,182    517,436
   *Enlight Corp..........................................    44,969      4,838
   *EnTie Commercial Bank.................................   812,603    410,676
    Eternal Chemical Co., Ltd............................. 1,553,794  1,642,024
   *Everest Textile Co., Ltd..............................   830,562    189,984
    Everfocus Electronics Corp............................    89,000     44,560
    Evergreen International Storage & Transport Corp...... 1,691,000  1,456,434
    Everlight Chemical Industrial Corp....................   720,500    610,406
    Everlight Electronics Co., Ltd........................   831,000  1,789,196
   *Everspring Industry Co., Ltd..........................   255,000     76,619
   *Evertop Wire Cable Corp...............................    45,461      9,760
   *Excel Cell Electronics Co., Ltd.......................   143,000     76,844
    Excelsior Medical Co., Ltd............................   159,140    470,665
    Far Eastern International Bank........................ 3,743,096  1,856,866
   *Faraday Technology Corp...............................   675,000    874,676
   *Farglory F T Z Investment Holding Co., Ltd............   174,000    173,676
   *Favite, Inc...........................................   109,080     83,510
    Federal Corp..........................................   801,623    561,799
   *Feng Hsin Iron & Steel Co., Ltd.......................   949,100  1,755,116
    Feng Tay Enterprise Co., Ltd..........................   839,054    779,870
   *FIC Global, Inc.......................................     9,551      3,241
    First Copper Technology Co., Ltd......................   703,000    307,161
    First Hotel...........................................   463,200    426,225
    First Insurance Co., Ltd..............................   729,179    444,636
    First Steamship Co., Ltd..............................   335,200    866,384
   *FLEXium Interconnect, Inc.............................   265,636    848,391
    Flytech Technology Co., Ltd...........................   129,937    367,008
   *Forhouse Corp......................................... 1,016,635    670,478
   *Formosa Advanced Technologies Co., Ltd................   320,000    367,174
    Formosa Epitaxy, Inc..................................   677,811    598,390
    Formosa International Hotels Corp.....................    49,800    835,845
   *Formosa Oilseed Processing Co., Ltd...................   275,671    146,684
    Formosan Rubber Group, Inc............................   964,000    950,398
   *Formosan Union Chemical Corp..........................   534,000    439,836
   *Fortune Electric Co., Ltd.............................   502,078    381,334
   *Founding Construction & Development Co., Ltd..........   371,978    289,420
   *Froch Enterprise Co., Ltd.............................   396,000    209,817
   *FU I Industrial Co., Ltd..............................    97,900     33,618
    Fullerton Technology Co., Ltd.........................   200,601    222,739
    Fwusow Industry Co., Ltd..............................   482,920    273,969
    G Shank Enterprise Co., Ltd...........................   406,013    274,629
    Gamma Optical Co., Ltd................................   115,800     47,339
    Gem Terminal Industries Co., Ltd......................   302,386    199,758
   *Gemtek Technology Corp................................   658,019    744,419
    General Plastic Industrial Co., Ltd...................   114,554    113,986
   *Genesis Photonics, Inc................................   383,501    956,042
   *Genius Electronic Optical Co., Ltd....................    84,030    932,099
    GeoVision, Inc........................................    74,774    284,116
    Getac Technology Corp.................................   911,360    407,795

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
TAIWAN -- (Continued)
    Giant Manufacture Co., Ltd...........................    660,776 $2,649,169
   *Giantplus Technology Co., Ltd........................    507,900    251,760
    Giga Solution Tech Co., Ltd..........................    148,000     88,293
    Giga Storage Corp....................................    546,601    701,728
    Giga-Byte Technology Co., Ltd........................  1,390,800  1,553,589
    Gintech Energy Corp..................................    742,930  1,626,236
   *Global Brands Manufacture, Ltd.......................    496,710    291,275
   *Global Mixed Mode Technology, Inc....................    151,000    501,134
    Global Unichip Corp..................................    173,000    690,319
    Globe Union Industrial Corp..........................    443,944    370,996
   *Gold Circuit Electronics, Ltd........................  1,039,227    445,157
    Goldsun Development & Construction Co., Ltd..........  3,174,723  1,757,559
    Good Will Instrument Co., Ltd........................    165,044    122,901
    Grand Pacific Petrochemical Corp.....................  1,689,000  1,183,500
    Grape King, Inc......................................    215,000    392,911
    Great China Metal Industry Co., Ltd..................    462,000    674,815
   *Great Taipei Gas Co., Ltd............................    846,000    522,312
    Great Wall Enterprise Co. Ltd........................    831,275  1,100,125
   *Greatek Co., Ltd.....................................  1,246,688  1,083,506
   *Green Energy Technology, Inc.........................    431,033  1,205,936
   *GTM Corp.............................................    358,000    268,123
    Hannstar Board Corp..................................    525,096    301,480
   *HannStar Display Corp................................ 12,463,738  1,563,063
   *HannsTouch Solution, Inc.............................  1,625,130  1,051,940
    Hanpin Co., Ltd......................................    120,800     61,659
   *Harvatek Corp........................................    371,659    305,048
    Hey Song Corp........................................  1,131,000  1,373,175
    Highwealth Construction Corp.........................     49,871    113,955
   *Hiti Digital, Inc....................................    179,000    169,384
    Hitron Technologies, Inc.............................    251,213    166,591
   *Ho Tung Holding Corp.................................  1,197,275    864,269
   *Hocheng Corp.........................................    641,700    242,402
   *Hold-Key Electric Wire & Cable Co., Ltd..............    347,191    182,860
   *Holiday Entertainment Co., Ltd.......................    201,800    327,642
    Holtek Semiconductor, Inc............................    357,000    481,990
    Holy Stone Enterprise Co., Ltd.......................    722,183    841,876
   *Hong Ho Precision Textile Co., Ltd...................     89,000     68,244
    Hong Tai Electric Industrial Co., Ltd................    567,000    260,623
   *Hong Yi Fiber Industry Co., Ltd......................    164,653     76,641
    Honmyue Enterprise Co., Ltd..........................    139,080     53,749
   *Hota Industrial Manufacturing Co., Ltd...............    271,000    126,090
    Hsin Kuang Steel Co., Ltd............................    520,443    505,251
    Hsing Ta Cement Co., Ltd.............................    620,000    245,292
    Hua Eng Wire & Cable Co., Ltd........................  1,015,565    369,827
    Huaku Development Co., Ltd...........................    503,937  1,500,866
    Huang Hsiang Construction Co.........................    324,800    937,913
    Hung Ching Development & Construction Co., Ltd.......    449,000    326,188
    Hung Poo Construction Corp...........................    490,658    723,095
    Hung Sheng Construction Co., Ltd.....................  1,289,400    800,724
   *Hwa Fong Rubber Co., Ltd.............................    547,670    182,180
    Ichia Technologies, Inc..............................    763,000    384,226
   *I-Chiun Precision Industry Co., Ltd..................    442,313    275,614
    ICP Electronics, Inc.................................    328,000    479,192
    Infortrend Technology, Inc...........................    569,163    651,444
   *Inotera Memories, Inc................................  1,007,000    274,356
    Inventec Appliances Corp.............................    363,000    289,669
   *I-Sheng Electric Wire & Cable Co., Ltd...............    235,000    297,390
   *ITE Technology, Inc..................................    378,408    511,367
   *ITEQ Corp............................................    546,299    735,208
    Jean Co., Ltd........................................    226,000     64,184
   *Jenn Feng New Energy Co., Ltd........................    234,000    271,581

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    Jess-Link Products Co., Ltd...........................   306,900 $  542,685
   *Johnson Health Tech Co., Ltd..........................   131,000    304,155
   *Jui Li Enterprise Co., Ltd............................   346,080    135,441
    K Laser Technology, Inc...............................   295,693    126,890
    Kang Na Hsiung Enterprise Co., Ltd....................   305,020    187,355
   *Kao Hsing Chang Iron & Steel Corp.....................   784,000    141,349
    Kaulin Manufacturing Co., Ltd.........................   274,330    308,964
    Kee Tai Properties Co., Ltd...........................   898,473    676,590
    Kenda Rubber Industrial Co., Ltd......................   934,101  1,423,819
    Kian Shen Corp........................................    99,750    202,596
   *King Core Electronics, Inc............................    31,310     27,307
   *King Slide Works Co., Ltd.............................   100,550    426,990
   *King Yuan Electronics Co., Ltd........................ 2,987,979  1,303,355
    Kingdom Construction Co., Ltd.........................   889,000    864,515
   *King's Town Bank...................................... 2,132,701  1,406,003
   *King's Town Construction Co., Ltd.....................   588,987    633,134
    Kinik Co..............................................   196,000    335,011
   *Kinko Optical Co., Ltd................................   237,000    373,642
   *Kinpo Electronics, Inc................................ 2,905,157    862,112
    Kinsus Interconnect Technology Corp...................    47,000    194,138
   *Knowledge-Yield-Excellence Systems Corp...............   511,903    267,087
   *KS Terminals, Inc.....................................   186,558    149,196
   *Kung Long Batteries Industrial Co., Ltd...............    98,000    194,960
   *Kuoyang Construction Co., Ltd.........................   717,000    533,676
   *Kwong Fong Industries Corp............................   827,200    367,557
    L&K Engineering Co., Ltd..............................   315,048    374,067
    Lan Fa Textile Co., Ltd...............................   687,933    359,278
    LCY Chemical Corp.....................................    61,110    151,798
   *Lead Data Co., Ltd....................................   494,858     44,895
   *Leader Electronics, Inc...............................   225,801    101,462
   *Leadtek Research, Inc.................................    89,961     21,818
    Leadtrend Technology Corp.............................    59,699    155,018
    Lealea Enterprise Co., Ltd............................ 1,337,101    770,061
    Ledtech Electronics Corp..............................   187,402    155,288
    Lee Chi Enterprises Co., Ltd..........................   409,000    187,268
   *Lelon Electronics Corp................................   234,000    181,362
   *Leofoo Development Co., Ltd...........................   507,000    336,069
    Les Enphants Co., Ltd.................................   360,683    502,047
   *Li Peng Enterprise Co., Ltd...........................   967,824    513,313
    Lian Hwa Foods Corp...................................   163,000    262,892
    Lien Chang Electronic Enterprise Co., Ltd.............   117,105     43,867
   *Lien Hwa Industrial Corp.............................. 1,196,783    979,676
    Lingsen Precision Industries, Ltd.....................   784,506    534,986
   *LITE-ON IT Corp....................................... 1,333,326  1,610,897
   *Lite-On Semiconductor Corp............................   625,730    379,112
   *Long Bon International Co., Ltd.......................   829,945    360,122
    Long Chen Paper Co., Ltd.............................. 1,073,674    398,801
   *Lotes Co., Ltd........................................    98,778    307,774
    Lucky Cement Corp.....................................   645,000    160,559
   *Lumax International Corp., Ltd........................   148,805    407,844
    Makalot Industrial Co., Ltd...........................   287,202    710,066
    Marketech International Corp..........................   295,000    253,935
    Masterlink Securities Corp............................ 2,296,000    987,397
   *Maxtek Technology Co., Ltd............................   116,000    103,187
    Mayer Steel Pipe Corp.................................   336,377    238,908
    Maywufa Co., Ltd......................................   170,322     93,344
    Meiloon Co., Ltd......................................   399,053    192,396
    Mercuries & Associates, Ltd........................... 1,036,850  1,409,717
   *Mercuries Data Systems, Ltd...........................   302,000    138,936
   *Merida Industry Co., Ltd..............................   432,170  1,073,239
    Merry Electronics Co., Ltd............................   259,363    337,184

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Microelectronics Technology, Inc......................   947,527 $  404,296
    Micro-Star International Co., Ltd..................... 2,403,075  1,205,031
   *Min Aik Technology Co., Ltd...........................   320,316    880,278
    Mirle Automation Corp.................................   263,096    271,092
    Mitac International Corp.............................. 2,893,000  1,144,105
    Mobiletron Electronics Co., Ltd.......................   135,000    138,500
   *Mosel Vitelic, Inc.................................... 1,606,644    369,448
   *Mospec Seminconductor Corp............................   155,000     59,998
    Nak Sealing Technologies Corp.........................   121,954    248,911
    Namchow Chemical Industrial Co., Ltd..................   473,000    594,801
   *Nankang Rubber Tire Co., Ltd.......................... 1,075,051  2,198,090
    Nantex Industry Co., Ltd..............................   491,544    572,281
   *Nanya Technology Corp................................. 1,235,000    286,851
    National Petroleum Co., Ltd...........................   455,824    565,594
   *Neo Solar Power Corp..................................   715,000    947,802
   *New Asia Construction & Development Co., Ltd..........   342,618    168,935
   *Nichidenbo Corp.......................................   143,350    141,018
    Nien Hsing Textile Co., Ltd...........................   783,000    638,546
   *Ocean Plastics Co., Ltd...............................   342,200    267,339
   *Optimax Technology Corp...............................       360         20
   *Opto Tech Corp........................................ 1,195,886    601,138
   *Orient Semiconductor Electronics, Ltd.................   986,000    245,821
    Oriental Union Chemical Corp.......................... 1,095,788  1,973,819
    Orise Technology Co., Ltd.............................   107,000    156,313
   *Pacific Construction Co., Ltd......................... 1,054,000    175,679
   *Pan Jit International, Inc............................   752,541    744,180
   *Pan-International Industrial Corp.....................   859,894  1,137,873
   *Paragon Technologies Co., Ltd.........................   171,449    205,429
    PChome Online, Inc....................................    59,263    389,147
    Phihong Technology Co., Ltd...........................   448,901    782,106
   *Phytohealth Corp......................................   206,000    347,071
   *Picvue Electronics, Ltd...............................    72,760         --
   *Pihsiang Machinery Manufacturing Co., Ltd.............   262,534    393,429
    Plotech Co., Ltd......................................   177,000    107,077
    Polaris Securities Co., Ltd........................... 4,500,762  3,371,389
    Polytronics Technology Corp...........................   126,027    262,207
   *Potrans Electrical Corp...............................   228,000     34,474
   *Power Quotient International Co., Ltd.................   480,000    236,372
   *Powercom Co., Ltd.....................................   329,000    440,341
    Powertech Industrial Co., Ltd.........................   140,000    176,870
   *Precision Silicon Corp................................   130,000    112,405
    President Securities Corp............................. 2,270,680  1,646,929
    Prince Housing & Development Corp..................... 1,681,053  1,721,356
   *Procomp Informatics, Ltd..............................    21,675         --
   *Prodisc Technology, Inc............................... 1,707,199     10,065
    Promate Electronic Co., Ltd...........................   269,000    178,142
    Promise Technology, Inc...............................   238,286    207,950
   *Protop Technology Co., Ltd............................   192,000      1,398
   *Qisda Corp............................................ 4,176,900  1,386,115
   *Quintain Steel Co., Ltd...............................   556,750    198,849
    Radiant Opto-Electronics Corp.........................   938,248  3,679,415
    Radium Life Tech Corp................................. 1,382,168  1,919,749
    Ralec Electronic Corp.................................    97,209    149,777
    Ralink Technology Corp................................    48,960    138,242
   *Realtek Semiconductor Corp............................   999,000  1,823,615
   *Rechi Precision Co., Ltd..............................   430,000    343,359
   *Rexon Industrial Corp., Ltd...........................   469,000     91,975
   *Richtek Technology Corp...............................   316,000  2,006,106
   *Ritek Corp............................................ 6,760,387  1,662,167
    Roundtop Machinery Industries Co., Ltd................    22,000     15,603
    Ruentex Development Co., Ltd.......................... 1,066,000  1,597,360

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
   *Sainfoin Technology Corp..............................   131,260 $       --
   *Sampo Corp............................................ 1,376,327    489,091
   *San Fang Chemical Industry Co., Ltd...................   365,583    405,044
    Sanyang Industrial Co., Ltd........................... 1,643,046  1,201,121
    Sanyo Electric Taiwan Co., Ltd........................   503,000    619,133
   *SCI Pharmtech, Inc....................................    65,000    156,839
    SDI Corp..............................................   274,000    290,869
    Senao International Co., Ltd..........................   375,541  2,235,886
   *Sercomm Corp..........................................   277,000    371,809
   *Shan-Loong Transportation Co., Ltd....................    24,000     17,058
    Sheng Yu Steel Co., Ltd...............................   552,980    377,018
   *ShenMao Technology, Inc...............................   144,162    269,880
   *Shih Wei Navigation Co., Ltd..........................   400,598    541,936
    Shihlin Electric & Engineering Corp...................   895,000  1,117,217
   *Shihlin Paper Corp....................................   418,000    947,360
    Shin Shin Co., Ltd....................................    49,000     45,762
   *Shin Zu Shing Co., Ltd................................   276,144    746,459
   *Shining Building Business Co., Ltd....................   368,900    677,820
    Shinkong Insurance Co., Ltd...........................   542,131    368,538
    Shinkong Synthetic Fibers Co., Ltd.................... 3,569,784  1,585,920
   *Shuttle, Inc..........................................   435,152    202,332
    Sigurd Microelectronics Corp..........................   794,974    688,626
    Silicon Integrated Systems Corp....................... 1,490,820    750,569
   *Silitech Technology Corp..............................   252,627    566,335
    Sinbon Electronics Co., Ltd...........................   340,000    247,659
    Sincere Navigation Corp...............................   575,786    649,928
    Sinkang Industries, Ltd...............................   259,805    139,815
    Sinkong Textile Co., Ltd..............................   469,542    745,764
    Sinon Corp............................................   761,510    353,871
    Sinphar Pharmaceutical Co., Ltd.......................   187,184    201,016
    Sinyi Realty Co., Ltd.................................   457,073    872,989
   *Sitronix Technology Corp..............................   229,879    300,578
   *Siward Crystal Technology Co., Ltd....................   255,013    120,565
   *Solomon Technology Corp...............................   281,138    119,808
   *Solytech Enterprise Corp..............................   367,600    172,014
    Sonix Technology Co., Ltd.............................   352,000    582,616
   *South East Soda Manufacturing Co., Ltd................   279,250    354,199
    Southeast Cement Co., Ltd.............................   899,700    390,135
    SPI Electronic Co., Ltd...............................   375,886    371,089
    Spirox Corp...........................................   229,000    140,227
    Springsoft, Inc.......................................   450,000    517,709
    Standard Chemical & Pharmaceutical Co., Ltd...........   212,684    220,608
    Standard Foods Taiwan, Ltd............................   613,703  2,851,873
    Star Comgistic Capital Co., Ltd.......................   194,785    214,776
    Stark Technology, Inc.................................   226,860    230,943
    Sunonwealth Electric Machine Industry Co., Ltd........   339,487    295,425
   *Sunplus Technology Co., Ltd........................... 1,202,000    614,875
   *Sunrex Technology Corp................................   612,736    553,581
    Sunspring Metal Corp..................................   132,000    153,295
   *Super Dragon Technology Co., Ltd......................   146,000    199,624
    Supreme Electronics Co., Ltd..........................   397,000    275,418
    Sweeten Construction Co., Ltd.........................    74,889     46,465
    Syscom Computer Engineering Co........................    30,000     12,529
    Sysware Systex Corp...................................   261,388    353,973
    T.JOIN Transportation Co., Ltd........................   802,000    951,033
    Ta Chen Stainless Pipe Co., Ltd....................... 1,310,954    854,140
   *Ta Chong Bank, Ltd.................................... 4,025,769  1,543,223
    Ta Ya Electric Wire & Cable Co., Ltd.................. 1,144,858    380,665
    Ta Yih Industrial Co., Ltd............................   194,000    473,873
    Tah Hsin Industrial Corp..............................   447,000    478,258
   *TAI Roun Products Co., Ltd............................   229,000    109,988

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                           --------- ----------
TAIWAN -- (Continued)
    TA-I Technology Co., Ltd..............................   315,637 $  285,052
   *Taichung Commercial Bank.............................. 2,953,663  1,163,305
    Tainan Enterprises Co., Ltd...........................   263,370    365,335
    Tainan Spinning Co., Ltd.............................. 2,529,600  1,701,834
    Taisun Enterprise Co., Ltd............................   563,680    430,077
   *Taita Chemical Co., Ltd...............................   452,170    300,168
    Taiwan Acceptance Corp................................   229,480    630,315
   *Taiwan Business Bank.................................. 3,532,880  1,353,507
    Taiwan Cogeneration Corp..............................   806,566    524,649
    Taiwan Fire & Marine Insurance Co., Ltd...............   614,338    520,858
   *Taiwan Flourescent Lamp Co., Ltd......................   176,000     18,189
   *Taiwan Fu Hsing Industrial Co., Ltd...................    83,000     56,674
    Taiwan Hon Chuan Enterprise Co., Ltd..................   507,814  1,526,919
   *Taiwan Kolin Co., Ltd................................. 1,356,000         --
   *Taiwan Land Development Corp..........................   844,366    491,934
   *Taiwan Life Insurance Co., Ltd........................   827,840    868,084
    Taiwan Line Tek Electronic Co., Ltd...................    94,980     89,064
    Taiwan Mask Corp......................................   506,412    194,580
   *Taiwan Navigation Co., Ltd............................   610,777    678,008
    Taiwan Paiho Co., Ltd.................................   549,165    590,271
   *Taiwan Pulp & Paper Corp..............................   774,000    380,908
    Taiwan Sakura Corp....................................   557,905    412,190
    Taiwan Secom Co., Ltd.................................   710,332  1,315,267
    Taiwan Sogo Shinkong Security Co., Ltd................   538,278    488,880
    Taiwan Styrene Monomer Corp........................... 1,277,303    574,240
    Taiwan Tea Corp....................................... 1,387,897    984,293
    Taiyen Biotech Co., Ltd...............................   438,000    437,721
   *Tatung Co., Ltd....................................... 5,351,455  2,744,729
   *Teapo Electronic Corp.................................   145,625     31,749
    Teco Electric & Machinery Co., Ltd.................... 4,295,000  3,069,570
   *Tecom, Ltd............................................   447,114     52,908
    Ten Ren Tea Co., Ltd..................................   123,980    245,397
   *Test Research, Inc....................................   301,152    456,944
    Test-Rite International Co., Ltd......................   794,438    730,765
   *Thinking Electronic Industrial Co., Ltd...............   184,204    250,150
   *Thye Ming Industrial Co., Ltd.........................   280,360    386,543
    TNC Industrial Corp., Ltd.............................   176,000    208,769
    Ton Yi Industrial Corp................................ 2,611,644  1,722,347
    Tong Hsing Electronic Industries, Ltd.................   210,963    861,808
   *Tong Yang Industry Co., Ltd...........................   795,384  1,056,130
    Tong-Tai Machine & Tool Co., Ltd......................   359,640    521,845
    Topco Scientific Co., Ltd.............................   299,100    496,859
   *Topoint Technology Co., Ltd...........................   251,000    238,487
    Transcend Information, Inc............................   426,651  1,155,843
    Tsann Kuen Enterprise Co., Ltd........................   232,686    549,004
    TSRC Corp.............................................    72,800    197,250
    TTET Union Corp.......................................   264,000    479,242
   *Tung Ho Spinning, Weaving & Dyeing Co., Ltd...........   382,000    176,191
    Tung Ho Steel Enterprise Corp......................... 1,740,000  1,980,430
   *Twinhead International Corp...........................       500         68
    TXC Corp..............................................   633,386  1,038,397
    TYC Brother Industrial Co., Ltd.......................   557,601    272,587
   *Tycoons Group Enterprise Co., Ltd.....................   836,182    232,653
   *Tyntek Corp...........................................   694,621    355,398
    Tze Shin International Co., Ltd.......................   339,444    153,019
   *Union Bank of Taiwan.................................. 2,464,593    893,664
   *Union Insurance Co., Ltd..............................   274,129    220,637
    Unitech Electronics Co., Ltd..........................   250,804    126,207
   *Unitech Printed Circuit Board Corp.................... 1,125,370    656,401
    United Integration Service Co., Ltd...................   446,439    492,465
   *Unity Opto Technology Co., Ltd........................   638,468    782,110

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                          SHARES     VALUE++
                                                        ---------- ------------
TAIWAN -- (Continued)
    Universal Cement Corp..............................    944,191 $    583,310
   *Universal Microelectronics Co., Ltd................    180,000       85,893
    Universal, Inc.....................................    130,490       97,412
    UPC Technology Corp................................  1,391,334    1,100,342
    USI Corp...........................................  1,347,360    1,846,325
   *U-Tech Media Corp..................................     79,000       19,301
    Ve Wong Corp.......................................    356,696      301,811
   *Veutron Corp.......................................     51,628        4,743
   *Via Technologies, Inc..............................  1,512,000    1,811,870
    Visual Photonics Epitacy Co., Ltd..................    425,360      798,358
    Wah Lee Industrial Corp............................    377,000      673,530
   *Walsin Technology Corp., Ltd.......................  1,222,544      567,397
    Walton Advanced Engineering, Inc...................    652,197      289,590
    Wan Hwa Enterprise Co., Ltd........................    508,303      288,084
    Waterland Financial Holdings Co., Ltd..............  5,351,142    2,421,754
   *WEI Chih Steel Industrial Co., Ltd.................    433,000      118,973
    Wei Chuan Food Corp................................    881,000    1,170,460
    Weikeng Industrial Co., Ltd........................    464,100      409,253
   *Well Shin Technology Co., Ltd......................    102,000      151,554
    Wellypower Optronics Corp..........................    289,000      239,313
   *Weltrend Semiconductor, Inc........................    551,833      338,912
   *Winbond Electronics Corp...........................  7,337,138    1,962,382
    Wistron NeWeb Corp.................................    421,812    1,492,742
    WT Microelectronics Co., Ltd.......................    479,381      858,127
   *WUS Printed Circuit Co., Ltd.......................    751,000      497,842
    Yageo Corp.........................................  4,968,000    2,019,021
   *Yem Chio Co., Ltd..................................    484,884      502,238
    Yeung Cyang Industrial Co., Ltd....................    663,171      486,090
   *Yi Jinn Industrial Co., Ltd........................    474,558      164,500
    Yieh Phui Enterprise Co., Ltd......................  2,612,996    1,041,074
   *Young Fast Optoelectronics Co., Ltd................    247,872    1,151,596
    Young Optics, Inc..................................    131,111      571,195
    Yuen Foong Yu Paper Manufacturing Co., Ltd.........  2,967,697    1,476,412
    Yuen Jen Enterprises Co., Ltd......................      5,875        4,686
    Yung Chi Paint & Varnish Manufacturing Co., Ltd....    258,869      424,757
    Yung Tay Engineering Co., Ltd......................    729,000    1,389,157
    YungShin Global Holding Corp.......................    406,300      726,852
    Zenitron Corp......................................    357,000      244,384
    Zig Sheng Industrial Co., Ltd......................    821,905      518,905
   *Zinwell Corp.......................................    657,586      938,342
    Zippy Technology Corp..............................    242,948      194,002
   *Zyxel Communication Corp...........................    974,430      730,052
                                                                   ------------
TOTAL TAIWAN...........................................             300,919,936
                                                                   ------------
THAILAND -- (3.3%)
    A.J. PCL (Foreign).................................    381,188      367,449
    Aeon Thana Sinsap (Thailand) PCL (Foreign).........    142,500      169,614
   *Airports of Thailand PCL (Foreign).................    759,700    1,197,180
    Amata Corp. PCL (Foreign)..........................  1,818,700      951,273
   *Apex Development PCL (Foreign).....................      3,536        2,554
    Asia Plus Securities PCL (Foreign).................  2,274,200      231,804
    Asian Property Development PCL (Foreign) NVDR......  3,215,160      652,195
    Bangchak Petroleum PCL (Foreign)...................  1,537,500    1,165,046
    Bangkok Aviation Fuel Services PCL (Foreign).......    854,917      366,905
    Bangkok Chain Hospital PCL (Foreign)...............  3,501,750      727,941
    Bangkok Dusit Medical Services PCL (Foreign).......  1,111,000    2,151,224
    Bangkok Expressway PCL (Foreign)...................  1,170,400      725,982
    Bangkok First Investment & Trust PCL (Foreign).....    211,400       54,578
    Bangkok Insurance PCL (Foreign)....................    127,101    1,108,005
   *Bangkok Land PCL (Foreign) NVDR.................... 21,859,870      527,715
    Bangkok Life Assurance PCL (Foreign) NVDR..........    913,400    1,592,516

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED


                                                            SHARES    VALUE++
                                                          ---------- ----------
THAILAND -- (Continued)
   *Bangkok Metro PCL (Foreign)..........................  6,221,100 $  141,839
   *Bangkok Rubber PCL (Foreign).........................     14,600      1,214
    Big C Supercenter PCL (Foreign)......................     82,500    331,936
    Bumrungrad Hospital PCL (Foreign)....................    657,200    831,829
    Cal-Comp Electronics (Thailand) PCL (Foreign)........  3,894,500    443,966
   *Central Paper Industry PCL (Foreign).................         20      1,408
    Central Plaza Hotel PCL (Foreign)....................  1,312,400    453,235
    CH Karnchang PCL (Foreign)...........................  2,699,300    714,986
    Charoong Thai Wire & Cable PCL (Foreign).............    452,700    138,884
    Country Group Securities PCL (Foreign)...............    590,078     19,785
    Delta Electronics (Thailand) PCL (Foreign)...........  1,375,100  1,256,378
    Diamond Building Products PCL (Foreign)..............    323,200     64,477
    Dynasty Ceramic PCL (Foreign)........................    777,200  1,348,536
    Eastern Water Resources Development & Management
      PCL (Foreign)......................................  2,199,400    464,584
    Electricity Generating PCL (Foreign).................     29,300     92,837
    Electricity Generating PCL (Foreign) NVDR............     90,200    285,041
   *Erawan Group PCL (Foreign)...........................  4,046,270    404,288
    Esso Thailand PCL (Foreign)..........................  3,478,900  1,423,054
   *G J Steel PCL (Foreign).............................. 38,435,500    322,175
   *G Steel PCL (Foreign)................................ 21,477,500    496,881
   *GFPT PCL(Foreign)....................................  1,185,000    444,996
    GMM Grammy PCL (Foreign).............................    928,000    560,067
    Hana Microelectronics PCL (Foreign)..................  1,281,796  1,070,133
    Hermraj Land & Development PCL (Foreign).............  9,452,800    767,000
    Home Product Center PCL (Foreign)....................  8,685,376  2,679,144
    ICC International PCL (Foreign)......................    204,600    294,981
    Italian-Thai Development PCL (Foreign) NVDR..........  6,545,530  1,005,148
   *ITV PCL (Foreign)....................................  2,785,600     98,068
    Jasmine International PCL (Foreign)..................  8,210,900    880,968
   *Kang Yong Electric PCL (Foreign).....................     31,800    245,231
    KGI Securities Thailand PLC (Foreign)................  2,019,800    165,241
    Khon Kaen Sugar Industry PCL (Foreign)...............  1,119,800    585,713
    Kiatnakin Bank PCL (Foreign) NVDR....................    764,800    884,681
   *Krungthai Card PCL (Foreign).........................    425,800    222,715
    Laguna Resorts & Hotels PCL (Foreign)................     80,500    156,547
    Lanna Resources PCL (Foreign)........................    548,800    542,820
    Loxley PCL (Foreign).................................  3,228,020    378,812
    LPN Development PCL (Foreign)........................  1,475,000    558,843
    Major Cineplex Group PCL (Foreign)...................  1,494,300    821,677
    MBK PCL (Foreign)....................................    330,900  1,087,282
    MCOT PCL (Foreign)...................................  1,092,200  1,116,919
    MCS Steel PCL........................................    439,900    166,668
   *Minor International PCL (Foreign)....................  2,783,903  1,250,773
    Muang Thai Insurance PCL (Foreign)...................     19,588     64,035
    Muramoto Electronic (Thailand) PCL (Foreign).........     14,000    109,371
    Padaeng Industry PCL (Foreign) NVDR..................    504,700    341,825
    Patum Rice Mill & Granary PCL (Foreign)..............      5,500     15,214
    Polyplex PCL (Foreign)...............................  1,057,800    854,752
    Precious Shipping PCL (Foreign)......................  1,223,900    718,131
    Preuksa Real Estate PCL (Foreign)....................  2,484,000  1,715,688
    Property Perfect PCL (Foreign)....................... 10,474,800    340,672
    Quality Houses PCL (Foreign)......................... 11,876,300    752,597
    Ratchaburi Electricity Generating Holding PCL
      (Foreign)..........................................    260,900    376,151
   *Regional Container Lines PCL (Foreign)...............  1,112,300    300,218
    Robinson Department Store PCL (Foreign)..............  1,875,025  2,310,383
    Rojana Industrial Park PCL (Foreign).................  1,122,800    374,580
    Saha Pathana Inter-Holding PCL (Foreign).............    350,000    264,040
    Saha-Union PCL (Foreign).............................    538,400    613,767
   *Sahaviriya Steel Industries PCL (Foreign)............ 28,294,200  1,119,435
    Samart Corporation PCL (Foreign).....................  1,676,200    550,772
    Samart I-Mobile PCL (Foreign)........................  8,442,100    577,431

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                           SHARES     VALUE++
                                                         ---------- -----------
THAILAND -- (Continued)
    Samart Telcoms PCL (Foreign)........................    586,600 $   269,452
    Sansiri PCL (Foreign)...............................  3,058,027     553,675
    SC Asset Corp. PCL (Foreign)........................  1,160,200     595,174
    SE-Education PCL (Foreign)..........................    138,900      49,366
    Serm Suk PCL (Foreign)..............................     10,000      20,034
    Serm Suk PCL (Foreign) NVDR.........................     59,900     120,001
   *Shinawatra Satellite PCL (Foreign)..................  1,383,800     501,091
    Siam City Cement PCL (Foreign)......................    119,100     926,444
    Siam City Cement PCL (Foreign) NVDR.................     82,600     642,521
   *Siam Future Development PCL (Foreign)...............    805,100     170,063
    Siam Makro PCL (Foreign)............................    355,600   2,778,032
    Siamgas & Petrochemicals PCL (Foreign)..............    940,400     586,469
    Sino-Thai Engineering & Construction PCL (Foreign)..  1,176,900     453,792
    SNC Former PCL (Foreign)............................    187,100     192,903
    Somboon Advance Technology PCL (Foreign) (B05N984)..     15,850      14,349
   *Somboon Advance Technology PCL (Foreign) (B05PZJ3)..    299,000     270,679
    Sri Trang Agro Industry PCL (Foreign)...............  1,854,990   1,819,227
    STP & I PCL (Foreign)...............................    339,935     263,286
    Supalai PCL (Foreign)...............................  2,640,533   1,230,626
    SVI PCL (Foreign)...................................  1,992,800     344,105
   *Tata Steel (Thailand) PCL (Foreign).................  9,617,100     457,880
    Thai Carbon Black PCL (Foreign).....................    146,200     138,479
    Thai Plastic & Chemicals PCL (Foreign)..............  1,357,900   1,354,485
    Thai Reinsurance PCL (Foreign)......................  1,484,700     345,974
    Thai Stanley Electric (Thailand) PCL (Foreign)......    127,600     752,979
    Thai Tap Water Supply PCL (Foreign).................  4,930,200     983,560
    Thai Union Frozen Products PCL (Foreign)............  1,298,325   2,481,292
    Thai Vegetable Oil PCL (Foreign)....................  1,087,875     930,119
    Thai Wacoal PCL (Foreign)...........................     78,000     116,379
   *Thai-German Ceramic Industry PCL (Foreign)..........    876,300     201,263
    Thanachart Capital PCL (Foreign)....................  2,034,100   2,080,136
    Thoresen Thai Agencies PCL (Foreign)................    910,300     579,906
    Ticon Industrial Connection PCL (Foreign)...........  1,026,600     495,659
   *Tipco Asphalt PCL (Foreign).........................    306,190     518,444
   *TIPCO Foods PCL (Foreign)...........................    274,782      36,116
    Tisco Financial Group PCL (Foreign).................    939,700   1,260,285
    TPI Polene PCL (Foreign)............................  2,337,460   1,018,843
   *True Corp. PCL (Foreign)............................ 15,627,394   2,137,796
   *Tycoons Worldwide Group PCL (Foreign)...............    804,700     218,544
    Univanich Palm Oil PCL (Foreign)....................     30,000      80,469
    Univentures PCL (Foreign)...........................  1,801,100     188,413
    Vanachai Group PCL (Foreign)........................  2,463,066     394,751
    Vinythai PCL (Foreign)..............................  2,273,034   1,440,414
                                                                    -----------
TOTAL THAILAND..........................................             78,626,278
                                                                    -----------
TURKEY -- (2.3%)
    Adana Cimento Sanayii Ticaret A.S. Class A..........    160,648     425,635
    Adana Cimento Sanayii Ticaret A.S. Class C..........    293,711     124,125
   *Advansa Sasa Polyester Sanayi A.S...................    405,521     523,837
    Afyon Cimento Sanayi T.A.S..........................      1,584     104,493
    Akcansa Cimento Sanayi ve Ticaret A.S...............    259,502   1,094,214
   *Akenerji Elektrik Uretim A.S........................    461,244     975,900
    Aksa Akrilik Kimya Sanayii A.S......................    252,413     790,996
   *Aksigorta A.S.......................................    461,542     438,248
   *Aktas Elektrik Ticaret A.S..........................        370      32,853
    Alarko Holding A.S..................................    210,523     448,544
    Albaraka Turk Katilim Bankasi A.S...................    487,294     644,272
   *Alcatel-Lucent Teletas Telekomunikasyon A.S.........     60,001     139,984
    Altinyildiz Mensucat ve Konfeksiyon Fabrikalari
      A.S...............................................    110,344   1,419,566
    Anadolu Anonim Turk Sigorta Sirketi A.S.............    726,673     474,953
    Anadolu Cam Sanayii A.S.............................    472,758   1,009,681

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                            SHARES    VALUE++
                                                           --------- ----------
TURKEY -- (Continued)
    Anadolu Hayat Sigorta A.S.............................   100,998 $  216,940
    Arcelik A.S...........................................        --          1
    Aselsan Elektronik Sanayi Ve Ticaret A.S..............   132,362    691,240
   *Asya Katilim Bankasi A.S..............................   573,676    808,420
   *Aydiner Enerji A.S....................................   133,075    201,591
    Aygaz A.S.............................................   231,950  1,437,805
    Bagfas Bandirma Gubre Fabrikalari A.S.................     7,343    679,937
    Banvit Bandirma Vitaminli Yem Sanayii A.S.............   158,502    390,588
    Bati Anabolu Cimento A.S..............................   121,694    549,126
   *Besiktas Futbol Yatirimlari Sanayi ve Ticaret A.S.....    33,446    157,866
    Bolu Cimento Sanayii A.S..............................   239,226    210,520
   *Borusan Mannesmann Boru Sanayi ve Ticaret A.S.........    29,797    543,527
   *Bosch Fren Sistemleri Sanayi ve Ticaret A.S...........       989     87,697
   *Boyner Buyuk Magazacilik A.S..........................   189,233    445,922
    Brisa Bridgestone Sabanci Sanayi ve Ticaret A.S.......     2,234    197,429
    Bursa Cimento Fabrikasi A.S...........................   173,040    495,199
    Celebi Hava Servisi A.S...............................    36,194    554,599
    Cimsa Cimento Sanayi ve Ticaret A.S...................   219,659  1,085,731
   *Deva Holding A.S......................................   221,822    294,228
   *Dogan Gazetecilik A.S.................................   114,947    152,782
   *Dogan Sirketler Grubu Holdings A.S....................   748,459    383,601
   *Dogan Yayin Holding A.S............................... 1,894,813  1,042,474
   *Dogus Otomotiv Servis ve Ticaret A.S..................   490,086  1,311,693
   *Dyo Boya Fabrikalari Sanayi ve Ticaret A.S............    66,624     59,734
   *Eczacibasi Yapi Gerecleri Sanayi ve Ticaret A.S.......    49,380     87,603
    Eczacibasi Yatirim Holding Ortakligi A.S..............    90,183    283,230
    EGE Seramik Sanayi ve Ticaret A.S.....................   211,699    264,681
    EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar
      Sanayi ve Ticaret A.S...............................   865,147  1,153,758
    Fenerbahce Sportif Hizmetler Sanayi ve Ticaret A.S....    11,000    274,774
    Galatasaray Sportif Sinai ve Ticari Yatirimlar A.S....     2,569    482,084
    Gentas Genel Metal Sanayi ve Ticaret A.S..............   134,498    199,670
   *Global Yatirim Holding A.S............................   745,754    587,201
   *Goldas Kuyumculuk Sanayi Ithalat ve Ihracat A.S.......    49,862     23,529
    Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S...    10,992    372,511
    Goodyear Lastikleri T.A.S.............................    22,693    918,364
   *GSD Holding A.S.......................................   698,426    333,831
   *Gubre Fabrikalari Ticaret A.S.........................    68,251    539,172
   *Gunes Sigorta A.S.....................................   143,245    190,259
    Haci Omer Sabanci Holding A.S.........................        --          1
    Hektas Ticaret T.A.S..................................    16,327     15,984
   *Hurriyet Gazetecilik ve Matbaacilik A.S...............   528,208    350,185
   *Ihlas EV Aletleri A.S.................................   325,846    200,285
   *Ihlas Holding A.S..................................... 2,104,012  1,338,375
   *Ipek Dogal Enerji Kaynaklari Ve Uretim A.S............   172,858    413,975
   *Is Finansal Kiralama A.S..............................   491,189    343,301
    Is Yatirim Menkul Degerler A.S........................   228,253    213,503
   *Isiklar Yatirim Holding A.S...........................   345,151    268,427
    Ittifak Holding A.S...................................    32,850    160,921
   *Izmir Demir Celik Sanayi A.S..........................   289,951    672,964
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S....   837,370    544,537
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class B..............................................   272,214    196,174
   *Kardemir Karabuk Demir Celik Sanayi ve Ticaret A.S.
     Class D.............................................. 1,900,388  1,122,319
   *Karsan Otomotiv Sanayii Ve Ticaret A.S................   127,715    107,189
    Kartonsan Karton Sanayi ve Ticaret A.S................     3,981    449,992
   *Kerevitas Gida Sanayii ve Ticaret A.S.................     5,663    241,438
    Konya Cimento Sanayii A.S.............................     4,921    746,139
    Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi
      ve Ticaret A.S......................................   156,178    428,031
   *Koza Anadolu Metal Madencilik Isletmeleri A.S.........   196,546    576,342
    Mardin Cimento Sanayii ve Ticaret A.S.................   201,608    772,519
   *Marti Otel Isletmeleri A.S............................   205,919    116,966
   *Menderes Tekstil Sanayi ve Ticaret A.S................   183,718     79,996

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                        SHARES      VALUE++
                                                       --------- --------------
TURKEY -- (Continued)
   *Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii A.S....   152,813 $      122,418
   *Mudurnu Tavukculuk A.S............................     1,740            464
   *Nergis Holding A.S................................     1,784          3,907
   *Net Holding A.S...................................   795,480        681,299
    Net Turizm Ticaret ve Sanayi A.S..................   628,225        390,229
    Nortel Networks Netas Telekomuenikasyon A.S.......    13,916      1,185,352
    Nuh Cimento Sanayi A.S............................    83,715        545,357
    Otokar Otomotive Ve Savunma Sanayi A.S............    39,067        971,462
   *Park Elektrik Uretim Madencilik Sanayi ve
     Ticaret A.S......................................   250,375        572,613
   *Petkim Petrokimya Holding A.S.....................   971,775      1,449,047
    Pinar Entegre Et ve Un Sanayi A.S.................    59,209        244,850
    Pinar SUT Mamulleri Sanayii A.S...................   119,566      1,072,533
   *Raks Elektronik Sanayi ve Ticaret A.S.............     2,730          1,277
   *Reysas Tasimacilik ve Lojistik Ticaret A.S........   187,990        162,691
    Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret
      A.S.............................................   131,796        317,562
    Sekerbank T.A.S................................... 1,080,622        635,216
    Selcuk Ecza Deposu Ticaret ve Sanayi A.S..........   424,122        501,854
    Soda Sanayii A.S..................................   130,510        230,056
    Soktas Tekstil Sanayi ve Ticaret A.S..............    26,536        111,280
   *TAT Konserve Sanayii A.S..........................   185,073        393,962
   *TAV Havalimanlari Holding A.S.....................   226,619      1,103,625
    Tekfen Holding A.S................................   368,040      1,272,814
   *Tekstil Bankasi A.S...............................   309,100        149,372
    Tofas Turk Otomobil Fabrikasi A.S.................       446          1,840
   *Trabzonspor Sportif Yatirim ve T.A.S..............    15,517        156,049
    Trakya Cam Sanayii A.S............................   688,736      1,463,092
    Turcas Petrol A.S.................................   259,599        523,779
    Turk Traktor ve Ziraat Makineleri A.S.............    35,080        791,029
    Turkiye Sinai Kalkinma Bankasi A.S................ 1,103,648      1,539,490
    Turkiye Sise ve Cam Fabrikalari A.S...............        --              1
    Ulker Biskuvi Sanayi A.S..........................   225,558        729,167
   *Uzel Makina Sanayii A.S...........................   172,635         79,708
   *Vakif Finansal Kiralama A.S.......................         2              3
    Vestel Beyaz Esya Sanayi ve Ticaret A.S...........   138,657        212,413
   *Vestel Elektronik Sanayi ve Ticaret A.S...........   265,803        393,540
    Yapi Kredi Sigorta A.S............................   102,412      1,002,772
   *Zorlu Enerji Elektrik Uretim A.S..................   245,747        302,906
                                                                 --------------
TOTAL TURKEY..........................................               55,031,210
                                                                 --------------
TOTAL COMMON STOCKS...................................            2,135,089,630
                                                                 --------------
PREFERRED STOCKS -- (2.0%)
BRAZIL -- (2.0%)
    Alpargatas SA.....................................   486,000      3,384,467
    Banco Alfa de Investimento SA.....................     3,200         12,287
    Banco Cruzeiro do Sul SA..........................    31,000        291,840
    Banco do Estado do Rio Grande do Sul SA...........   402,747      4,033,053
    Banco Mercantil do Brasil SA......................     6,500         46,942
    Bardella SA Industrias Mecanicas..................     1,100         78,022
    Braskem SA Preferred A Sponsored ADR..............   109,630      2,660,720
    Centrais Electricas de Santa Catarina SA..........    60,300      1,568,496
    Cia de Ferro Ligas da Bahia-Ferbasa...............   115,162        764,851
    Cia de Tecidos Norte de Minas - Coteminas SA......   162,342        429,185
    Cia Energetica do Ceara SA Series A...............    76,300      1,721,959
    Confab Industrial SA..............................   606,722      1,615,733
   *Contax Participacoes SA...........................    92,200      1,206,861
   *Eletropaulo Metropolitana Eletricidade de Sao
     Paulo SA.........................................   368,000      8,606,480
    Empressa Metropolitanade Aguas e Energia SA.......    24,000        123,029
    Energisa SA.......................................   133,600        183,492
    Eucatex SA Industria e Comercio SA................     7,900         32,652
    Forjas Taurus SA..................................   330,086        500,179
    Fras-Le SA........................................    30,300         59,395

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                          SHARES      VALUE++
                                                        ----------- -----------
BRAZIL -- (Continued)
    Gerdau SA..........................................          -- $         2
    Gol Linhas Aereas Inteligentes SA..................      91,900     711,094
   *Industria de Bebidas Antarctica Polar SA...........      23,000      38,930
    Inepar SA Industria e Construcoes..................     176,668     467,059
    Klabin SA..........................................   1,412,700   4,809,657
    Mangels Industrial SA..............................      14,600      71,030
    Marcopolo SA.......................................     674,500   2,740,014
    Randon e Participacoes SA..........................     356,100   2,475,261
    Saraiva SA Livreiros Editores......................      54,100     994,197
    Schulz SA..........................................       9,000      50,372
   *Sharp SA Equipamentos Eletronicos..................  30,200,000         389
    Suzano Papel e Celullose SA........................     492,593   3,268,390
    TAM SA.............................................     135,800   2,605,055
   *Unipar Participacoes SA Class B....................   1,321,579     357,909
    Whirlpool SA.......................................     300,716     678,664
                                                                    -----------
TOTAL BRAZIL...........................................              46,587,666
                                                                    -----------
INDIA -- (0.0%)
   *Ispat Industries, Ltd..............................     620,622      96,069
                                                                    -----------
MALAYSIA -- (0.0%)
   *Malayan United Industries Berhad Series A2.........     176,957       8,943
   *TA Global Berhad...................................   2,927,340     320,088
                                                                    -----------
TOTAL MALAYSIA.........................................                 329,031
                                                                    -----------
PHILIPPINES -- (0.0%)
   *Swift Foods, Inc...................................     186,744       8,243
                                                                    -----------
TOTAL PREFERRED STOCKS.................................              47,021,009
                                                                    -----------
RIGHTS/WARRANTS -- (0.0%)
CHINA -- (0.0%)
  #*Xiwang Sugar Holdings Co., Ltd. Warrants 02/22/12..     300,529          --
                                                                    -----------
MALAYSIA -- (0.0%)
   *Coastal Contracts Berhad Warrants 07/18/16.........      77,983      18,786
   *Hap Seng Consolidated Berhad Warrants 08/09/16.....     609,540          --
   *KSL Holdings Berhad Rights 08/12/11................     162,316      17,227
   *Press Metal Berhad Rights 08/15/11.................     128,200          --
   *QL Resources Berhad Warrants 02/13/13..............      80,766      23,266
   *TRC Synergy Berhad Warrants 07/14/16...............      31,104       2,515
                                                                    -----------
TOTAL MALAYSIA.........................................                  61,794
                                                                    -----------
THAILAND -- (0.0%)
   *Erawan Group PCL (Foreign) Warrants 12/17/13.......     404,627      14,788
   *Property Perfect PCL (Foreign) Rights..............     290,967          --
   *Rojana Industrial Park PCL (Foreign) Warrants
     12/31/99..........................................     374,266      74,665
   *Tipco Asphalt PCL (Foreign) Warrants 04/17/14......      30,619       7,186
                                                                    -----------
TOTAL THAILAND.........................................                  96,639
                                                                    -----------
TOTAL RIGHTS/WARRANTS..................................                 158,433
                                                                    -----------

                                                           FACE
                                                          AMOUNT
                                                          (000)       VALUE+
                                                        ----------- -----------
TEMPORARY CASH INVESTMENTS -- (0.0%)
    Repurchase Agreement, PNC Capital Markets, Inc.
      0.05%, 08/01/11 (Collateralized by $560,000
      FNMA 2.24%, 07/06/15, valued at $574,000) to be
      repurchased at $563,002 ......................... $       563     563,000
                                                                    -----------

THE EMERGING MARKETS SMALL CAP SERIES
CONTINUED



                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (9.4%)
(S)@DFA Short Term Investment Fund.................  225,001,785 $  225,001,785
   @Repurchase Agreement, Deutsche Bank
     Securities, Inc. 0.20%, 08/01/11
     (Collateralizedby $50,795,500 U.S. Treasury
     Note 0.750%, 06/15/14, valued at
     $2,638,312)## to be repurchased at $2,586,622. $      2,587      2,586,579
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 227,588,364
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $1,811,332,476)^^..........................              $2,410,420,436
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                               LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
                             ------------ -------------- ------- --------------
Common Stocks
    Argentina............... $          1             --   --    $            1
    Brazil..................  184,814,399             --   --       184,814,399
    Chile...................   37,598,861             --   --        37,598,861
    China...................      586,771 $  301,059,126   --       301,645,897
    Hungary.................           --      3,539,534   --         3,539,534
    India...................    1,547,489    237,835,867   --       239,383,356
    Indonesia...............      696,987     97,352,136   --        98,049,123
    Israel..................        1,567        620,633   --           622,200
    Malaysia................        5,701    128,969,611   --       128,975,312
    Mexico..................   85,598,817         59,036   --        85,657,853
    Philippines.............       62,050     45,055,318   --        45,117,368
    Poland..................           --     49,251,914   --        49,251,914
    South Africa............      235,387    192,196,975   --       192,432,362
    South Korea.............   12,526,265    320,897,761   --       333,424,026
    Taiwan..................        1,398    300,918,538   --       300,919,936
    Thailand................   78,622,316          3,962   --        78,626,278
    Turkey..................           --     55,031,210   --        55,031,210
Preferred Stocks
    Brazil..................   46,548,347         39,319   --        46,587,666
    India...................           --         96,069   --            96,069
    Malaysia................        8,943        320,088   --           329,031
    Philippines.............        8,243             --   --             8,243
Rights/Warrants
    China...................           --             --   --                --
    Malaysia................       40,493         21,301   --            61,794
    Thailand................        7,186         89,453   --            96,639
Temporary Cash Investments..           --        563,000   --           563,000
Securities Lending
  Collateral................           --    227,588,364   --       227,588,364
                             ------------ --------------   --    --------------
TOTAL....................... $448,911,221 $1,961,509,215   --    $2,410,420,436
                             ============ ==============   ==    ==============

              See accompanying Notes to Schedules of Investments.

                 THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES

                            SCHEDULE OF INVESTMENTS

                                 JULY 31, 2011
                                  (UNAUDITED)

                                                           SHARES     VALUE+
                                                          --------- -----------
COMMON STOCKS -- (94.8%)
Consumer Discretionary -- (16.4%)
   *1-800-FLOWERS.COM, Inc...............................     4,071 $    12,254
    Aaron's, Inc.........................................       128       3,227
   *AC Moore Arts & Crafts, Inc..........................    29,088      53,813
    Acme United Corp.....................................     1,030      10,413
    AH Belo Corp.........................................     2,331      14,918
    Aldila, Inc..........................................     2,281       8,782
    American Greetings Corp. Class A.....................    62,335   1,381,967
   *America's Car-Mart, Inc..............................     2,670      90,353
   *Arctic Cat, Inc......................................    21,666     357,056
   *Ascent Capital Group, Inc. Class A...................     4,397     211,540
   *Audiovox Corp. Class A...............................    26,868     193,181
  #*AutoNation, Inc......................................    58,733   2,208,948
   *Ballantyne Strong, Inc...............................     1,196       4,569
   #Barnes & Noble, Inc..................................    39,682     690,467
    Bassett Furniture Industries, Inc....................     1,236       9,764
   *Beasley Broadcast Group, Inc.........................     9,471      39,873
   *Beazer Homes USA, Inc................................    50,253     145,734
    bebe stores, Inc.....................................    27,865     206,480
   *Benihana, Inc........................................     3,200      29,184
   *Benihana, Inc. Class A...............................     2,462      22,700
   *Biglari Holdings, Inc................................     1,941     714,618
   *Bluegreen Corp.......................................    13,073      33,728
    Blyth, Inc...........................................     5,078     321,234
    Bob Evans Farms, Inc.................................    52,387   1,809,447
   #Books-A-Million, Inc.................................    19,787      61,142
  #*Boyd Gaming Corp.....................................    27,300     238,602
   *Brookfield Residential Properties, Inc...............     6,125      61,066
   #Brown Shoe Co., Inc..................................    53,916     544,552
   *Build-A-Bear-Workshop, Inc...........................    30,090     186,257
  #*Cabela's, Inc........................................   109,175   2,987,028
   *Cache, Inc...........................................    19,682     114,156
    Callaway Golf Co.....................................   112,370     713,549
   *Cambium Learning Group, Inc..........................    37,138     117,356
   *Canterbury Park Holding Corp.........................     2,755      31,324
    Carnival Corp........................................   489,649  16,305,312
    Carriage Services, Inc...............................    19,056     108,810
  #*Cavco Industries, Inc................................     5,860     249,402
    CBS Corp. Class A....................................    29,591     816,712
    CBS Corp. Class B....................................   955,791  26,160,000
   *Charming Shoppes, Inc................................   112,182     459,946
    Christopher & Banks Corp.............................    62,531     393,945
    Churchill Downs, Inc.................................     3,871     170,053
    Cinemark Holdings, Inc...............................    14,500     282,605
   *Clear Channel Outdoor Holdings, Inc. Class A.........    15,638     183,746
   *Coast Distribution System, Inc.......................       547       1,641
  #*Collective Brands, Inc...............................    59,190     697,258
    Comcast Corp. Class A................................ 3,570,978  85,774,892
    Comcast Corp. Special Class A........................ 1,432,185  33,427,198
   *Conn's, Inc..........................................       229       1,885
   *Core-Mark Holding Co., Inc...........................    24,059     895,957
  #*Corinthian Colleges, Inc.............................    23,500      97,760
    CSS Industries, Inc..................................    12,410     246,214
   *Culp, Inc............................................    10,136      90,210
   *Cybex International, Inc.............................    29,263      23,440
   *dELiA*s, Inc.........................................    22,143      38,972
   *Delta Apparel, Inc...................................     7,832     154,055
    Destination Maternity Corp...........................    10,763     176,728
    Dillard's, Inc. Class A..............................   120,300   6,768,078

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                             SHARES    VALUE+
                                                             ------- ----------
Consumer Discretionary -- (Continued)
   *DineEquity, Inc.........................................  13,889 $  723,617
   *Discovery Communications, Inc. Class B..................   3,937    156,555
   *Discovery Communications, Inc. Class C..................  11,831    426,271
   *Dixie Group, Inc........................................  11,800     51,094
   *Dolan Media Co..........................................  16,543    131,186
   *Dorman Products, Inc....................................  11,239    401,569
   *Dover Motorsports, Inc..................................  15,200     28,120
    DR Horton, Inc.......................................... 203,325  2,415,501
   *Duckwall-ALCO Stores, Inc...............................     700      7,840
   *E.W. Scripps Co. Class A (The)..........................  17,770    153,177
  #*Education Management Corp...............................     500     11,155
    Educational Development Corp............................   1,679      8,983
    Escalade, Inc...........................................     377      2,232
   *Exide Technologies......................................  12,623     90,381
   *Federal-Mogul Corp......................................  40,785    781,848
    Finish Line, Inc. Class A...............................  16,885    359,650
   *Fisher Communications, Inc..............................  10,146    297,481
    Flanigan's Enterprises, Inc.............................     865      6,219
    Flexsteel Industries, Inc...............................   2,068     31,537
    Foot Locker, Inc........................................ 219,549  4,770,800
    Fortune Brands, Inc..................................... 149,626  9,008,981
    Fred's, Inc.............................................  45,030    593,495
    Frisch's Restaurants, Inc...............................     600     12,654
   *Full House Resorts, Inc.................................   1,074      3,394
   *Furniture Brands International, Inc.....................  37,364    150,577
    Gaiam, Inc..............................................   5,988     25,868
  #*GameStop Corp. Class A..................................  95,200  2,244,816
   *GameTech International, Inc.............................   1,160        290
    Gaming Partners International Corp......................     500      3,920
    Gannett Co., Inc........................................  99,997  1,275,962
   *Gaylord Entertainment Co................................  45,753  1,342,393
   *Genesco, Inc............................................  24,445  1,266,251
   *Gray Television, Inc....................................   5,550     13,486
   *Great Wolf Resorts, Inc.................................  42,789    149,334
   #Group 1 Automotive, Inc.................................  57,936  2,759,492
   *Hallwood Group, Inc.....................................     296      4,745
   *Hastings Entertainment, Inc.............................     764      3,553
    Haverty Furniture Cos., Inc.............................  34,353    380,975
   *Helen of Troy, Ltd......................................  64,389  2,076,545
   *Hollywood Media Corp....................................  19,037     30,650
    Hooker Furniture Corp...................................  13,559    122,302
    Hot Topic, Inc..........................................  32,189    240,452
   *Hyatt Hotels Corp. Class A..............................   6,601    256,053
   *Iconix Brand Group, Inc.................................  95,618  2,230,768
    International Speedway Corp.............................  10,957    306,467
   *Isle of Capri Casinos, Inc..............................  15,000    127,200
   *J. Alexander's Corp.....................................   9,196     60,142
   #J.C. Penney Co., Inc.................................... 208,599  6,416,505
  #*JAKKS Pacific, Inc......................................  15,841    276,425
    Jarden Corp............................................. 108,050  3,348,469
   *Johnson Outdoors, Inc. Class A..........................  18,189    324,310
    Jones Group, Inc. (The)................................. 106,821  1,382,264
   *Journal Communications, Inc.............................   8,192     40,632
   *Kenneth Cole Productions, Inc. Class A..................   9,204    117,443
   *Kid Brands, Inc.........................................  10,476     48,085
    KSW, Inc................................................     446      1,762
  #*K-Swiss, Inc. Class A...................................     639      6,812
    Lacrosse Footwear, Inc..................................     229      3,183
   *Lakeland Industries, Inc................................  11,757     96,878
   *Lakes Entertainment, Inc................................  25,795     56,233
   *La-Z-Boy, Inc...........................................  11,299     99,092

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Consumer Discretionary -- (Continued)
  #*Lee Enterprises, Inc.................................    39,378 $    36,228
   #Lennar Corp. Class A.................................   224,100   3,964,329
    Lennar Corp. Class B Voting..........................     7,616     107,386
   *Liberty Global, Inc. Class A.........................     1,678      70,140
   *Liberty Global, Inc. Class C.........................     2,000      79,940
   *Liberty Media Corp. Capital Class A..................   204,886  16,351,952
   *Liberty Media Corp. Capital Class B..................     6,066     485,796
   *Liberty Media Corp. Interactive Class A..............   882,463  14,481,218
   *Liberty Media Corp. Interactive Class B..............    35,706     588,435
   *Liberty Media-Starz Corp. Series A...................    28,742   2,206,236
   *Liberty Media-Starz Corp. Series B...................     1,766     140,688
    Lifetime Brands, Inc.................................    17,058     187,638
    Lincoln Educational Services Corp....................     5,300      94,764
    Lithia Motors, Inc...................................    39,056     806,116
   *Live Nation Entertainment, Inc.......................   147,097   1,632,777
   *Lowe's Cos., Inc.....................................     8,858     191,156
   *Luby's, Inc..........................................    42,423     232,054
   *M/I Homes, Inc.......................................    37,930     428,609
    Mac-Gray Corp........................................    13,366     196,480
    Macy's, Inc..........................................   155,548   4,490,671
   *Madison Square Garden Co. (The)......................    28,630     758,695
    Marcus Corp..........................................    25,596     247,769
   *MarineMax, Inc.......................................    25,977     238,729
  #*McClatchy Co. (The)..................................    24,935      56,104
   *McCormick & Schmick's Seafood Restaurants, Inc.......    26,747     236,443
    MDC Holdings, Inc....................................    18,400     416,024
  #*Media General, Inc. Class A..........................    25,196      68,785
    Men's Wearhouse, Inc. (The)..........................    52,860   1,733,279
   *Meritage Homes Corp..................................    28,156     615,209
  #*MGM Resorts International............................   251,100   3,794,121
   *Modine Manufacturing Co..............................     6,766     100,881
   *Mohawk Industries, Inc...............................    98,740   5,137,442
   *Monarch Casino & Resort, Inc.........................       988      11,411
   *Morton's Restaurant Group, Inc.......................     3,871      26,826
   *Motorcar Parts of America, Inc.......................     3,636      46,941
    Movado Group, Inc....................................    30,500     493,490
   *MTR Gaming Group, Inc................................    24,135      71,198
   *Multimedia Games Holding Co., Inc....................    26,639     115,613
   *Nautilus, Inc........................................     5,210       9,795
   *Navarre Corp.........................................       340         673
   *New Frontier Media, Inc..............................    20,483      28,676
   *New York & Co., Inc..................................    16,301      89,003
    News Corp. Class A................................... 2,360,850  37,820,817
    News Corp. Class B...................................   937,272  15,464,988
  #*O'Charley's, Inc.....................................    19,478     118,621
   *Orient-Express Hotels, Ltd...........................    81,098     802,059
    Outdoor Channel Holdings, Inc........................    37,022     246,196
  #*Pacific Sunwear of California, Inc...................    48,428     135,114
   *Penn National Gaming, Inc............................    36,915   1,547,846
    Penske Automotive Group, Inc.........................    59,294   1,312,176
    Pep Boys - Manny, Moe & Jack (The)...................    81,600     877,200
   *Perry Ellis International, Inc.......................    23,892     558,356
   *Pinnacle Entertainment, Inc..........................    71,930   1,037,950
  #*Pulte Group, Inc.....................................   143,221     983,928
    PVH Corp.............................................    40,464   2,895,199
   *Quiksilver, Inc......................................     7,429      39,077
  #*Radio One, Inc.......................................    14,255      20,385
   *Red Lion Hotels Corp.................................    17,936     135,417
  #*Red Robin Gourmet Burgers, Inc.......................    41,775   1,437,896
    Regis Corp...........................................    57,983     861,048
   #Rent-A-Center, Inc...................................    76,435   2,067,567

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Discretionary -- (Continued)
   *Rick's Cabaret International, Inc...................     9,575 $     78,515
   *Rocky Brands, Inc...................................    10,329      131,488
   *Royal Caribbean Cruises, Ltd........................   322,500    9,874,950
   *Ruby Tuesday, Inc...................................    68,262      620,502
   #Ryland Group, Inc. (The)............................     1,304       19,208
   *Saga Communications, Inc............................     6,520      212,030
  #*Saks, Inc...........................................    79,902      858,147
    Salem Communications Corp...........................     5,831       19,009
    Scholastic Corp.....................................    38,300    1,099,976
  #*Sears Holdings Corp.................................   130,528    9,093,886
    Service Corp. International.........................   277,569    2,906,147
    Shiloh Industries, Inc..............................    24,897      262,165
   *Shoe Carnival, Inc..................................    22,300      704,457
    Sinclair Broadcast Group, Inc. Class A..............    67,661      670,521
  #*Skechers U.S.A., Inc. Class A.......................    49,610      826,006
    Spartan Motors, Inc.................................    17,493       80,468
    Speedway Motorsports, Inc...........................    59,308      806,589
   *Sport Chalet, Inc. Class A..........................       875        1,741
   *Sport Chalet, Inc. Class B..........................       299          658
    Stage Stores, Inc...................................    60,550    1,077,790
    Standard Motor Products, Inc........................    26,552      377,038
   *Stanley Furniture, Inc..............................    16,348       67,517
    Stein Mart, Inc.....................................    14,241      135,290
   *Steinway Musical Instruments, Inc...................    13,526      392,119
    Stewart Enterprises, Inc............................    85,569      594,705
    Strattec Security Corp..............................     5,556      141,956
    Superior Industries International, Inc..............    40,100      811,624
   *Syms Corp...........................................     5,500       57,420
   *Systemax, Inc.......................................     7,773      126,622
   *Tandy Brands Accessories, Inc.......................     8,378       17,510
   *Tandy Leather Factory, Inc..........................       500        2,555
    Time Warner Cable, Inc..............................   693,942   50,872,888
    Time Warner, Inc.................................... 1,534,860   53,965,678
   *Toll Brothers, Inc..................................   203,299    4,057,848
   *Trans World Entertainment Corp......................     5,781       11,851
  #*Tuesday Morning Corp................................    60,500      260,150
   *Unifi, Inc..........................................    54,494      699,158
    Vail Resorts, Inc...................................    15,400      704,550
    Walt Disney Co. (The)...............................   117,100    4,522,402
    Washington Post Co. Class B.........................     5,780    2,325,294
    Wendy's Co. (The)...................................   236,804    1,247,957
   *West Marine, Inc....................................    26,563      272,271
   *Wet Seal, Inc. (The)................................    21,936      107,267
   #Whirlpool Corp......................................    30,049    2,080,292
    Wyndham Worldwide Corp..............................   262,116    9,066,592
                                                                   ------------
Total Consumer Discretionary............................            526,612,542
                                                                   ------------
Consumer Staples -- (6.8%)
   *Alliance One International, Inc.....................    24,193       79,595
    Andersons, Inc. (The)...............................    11,774      484,029
    Archer-Daniels-Midland Co...........................   813,476   24,713,401
    B&G Foods, Inc......................................    30,873      580,104
    Bunge, Ltd..........................................   121,368    8,351,332
   *Cagle's, Inc. Class A...............................       955        3,973
    CCA Industries, Inc.................................     8,323       46,858
  #*Central European Distribution Corp..................    57,775      559,262
   *Central Garden & Pet Co.............................    37,832      338,218
   *Central Garden & Pet Co. Class A....................    48,053      420,944
   *Chiquita Brands International, Inc..................    70,190      831,050
   *Constellation Brands, Inc. Class A..................   249,042    5,077,966
   *Constellation Brands, Inc. Class B..................    12,715      258,369

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Consumer Staples -- (Continued)
    Corn Products International, Inc....................    62,117 $  3,161,134
   *Craft Brewers Alliance, Inc.........................     2,746       21,391
    CVS Caremark Corp................................... 1,510,745   54,915,581
  #*Dole Food Co., Inc..................................    16,058      227,863
   *Elizabeth Arden, Inc................................    21,291      685,996
    Farmer Brothers Co..................................    17,539      137,330
    Fresh Del Monte Produce, Inc........................       343        8,407
    Griffin Land & Nurseries, Inc. Class A..............     1,500       41,865
   *Hain Celestial Group, Inc...........................    63,205    2,043,418
   *Harbinger Group, Inc................................     1,002        5,321
  #*HQ Sustainable Maritime Industries, Inc.............    10,070        2,115
    Imperial Sugar Co...................................    14,949      345,023
    Ingles Markets, Inc.................................    12,616      194,286
    J.M. Smucker Co.....................................   108,204    8,431,256
   *John B. Sanfilippo & Son, Inc.......................     9,100       76,167
   #Kraft Foods, Inc. Class A........................... 2,081,099   71,548,184
   *Mannatech, Inc......................................    13,238       10,853
    MGP Ingredients, Inc................................     2,824       22,225
   #Molson Coors Brewing Co. Class A....................     1,908       86,242
    Molson Coors Brewing Co. Class B....................   190,750    8,593,288
    Nash-Finch Co.......................................       688       24,630
   *Nutraceutical International Corp....................    17,801      263,455
    Oil-Dri Corp. of America............................       236        4,883
   *Omega Protein Corp..................................    27,752      336,354
   *Pantry, Inc.........................................    26,158      466,136
   *Parlux Fragrances, Inc..............................     1,498        4,524
   *Physicians Formula Holdings, Inc....................    15,201       57,764
   *Prestige Brands Holdings, Inc.......................   112,017    1,368,848
   *Ralcorp Holdings, Inc...............................    59,647    5,159,466
   *Seneca Foods Corp...................................     1,663       43,072
   *Seneca Foods Corp. Class B..........................       300        7,641
   *Smart Balance, Inc..................................    66,458      315,011
   *Smithfield Foods, Inc...............................   185,173    4,077,509
    Spartan Stores, Inc.................................    22,430      396,114
   *Spectrum Brands Holdings, Inc.......................    46,130    1,231,671
  #*SUPERVALU, Inc......................................   191,716    1,648,758
   *Susser Holdings Corp................................    14,936      243,606
   *TreeHouse Foods, Inc................................    16,925      874,007
    Tyson Foods, Inc. Class A...........................   405,030    7,112,327
    Universal Corp......................................    18,490      678,953
    Weis Markets, Inc...................................     1,901       76,401
   *Winn-Dixie Stores, Inc..............................    92,300      828,854
                                                                   ------------
Total Consumer Staples..................................            217,523,030
                                                                   ------------
Energy -- (16.4%)
    Adams Resources & Energy, Inc.......................     6,758      174,356
    Alon USA Energy, Inc................................    33,484      407,165
    Anadarko Petroleum Corp.............................   845,068   69,768,814
    Apache Corp.........................................   135,178   16,724,222
   *Approach Resources, Inc.............................     7,782      202,021
  #*ATP Oil & Gas Corp..................................    11,741      170,127
    Baker Hughes, Inc...................................   100,807    7,800,446
   *Barnwell Industries, Inc............................     8,038       35,689
   *Basic Energy Services, Inc..........................    52,227    1,691,633
    Berry Petroleum Corp. Class A.......................    54,457    3,123,109
   *Bill Barrett Corp...................................    34,200    1,701,792
   *Bolt Technology Corp................................     2,329       29,415
    Bristow Group, Inc..................................    41,500    2,011,920
    Cabot Oil & Gas Corp................................    25,205    1,867,186
   *Cal Dive International, Inc.........................    60,773      339,113
    Chesapeake Energy Corp..............................   833,400   28,627,290

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
    Chevron Corp........................................   110,570 $ 11,501,491
    Cimarex Energy Co...................................     9,180      808,942
   *Complete Production Services, Inc...................    20,904      812,748
  #*Comstock Resources, Inc.............................    13,621      434,510
    ConocoPhillips...................................... 1,766,829  127,194,020
   *Crimson Exploration, Inc............................    27,530       86,719
    Crosstex Energy, Inc................................    46,661      681,251
   *CVR Energy, Inc.....................................    18,688      501,773
   *Dawson Geophysical Co...............................     4,547      180,470
    Delek US Holdings, Inc..............................    63,356    1,052,977
   *Denbury Resources, Inc..............................   227,307    4,391,571
    DHT Holdings, Inc...................................    33,011      118,840
   *Double Eagle Petroleum Co...........................     6,032       65,025
   *Energy Partners, Ltd................................     3,621       61,593
  #*Exterran Holdings, Inc..............................    85,189    1,574,293
   *General Maritime Corp...............................     6,282        6,847
  #*GeoResources, Inc...................................     4,000      102,080
   *Global Industries, Ltd..............................    36,106      185,224
  #*Green Plains Renewable Energy, Inc..................    10,930      119,683
    Gulf Island Fabrication, Inc........................     8,048      278,461
   *Gulfmark Offshore, Inc..............................    35,505    1,730,514
  #*Harvest Natural Resources, Inc......................    45,263      620,103
   *Helix Energy Solutions Group, Inc...................    93,310    1,827,010
    Helmerich & Payne, Inc..............................   106,356    7,343,882
   *Hercules Offshore, Inc..............................    54,574      256,498
    Hess Corp...........................................   378,130   25,924,593
   *HKN, Inc............................................    24,730       54,901
   *Hornbeck Offshore Services, Inc.....................    16,700      464,928
  #*Key Energy Services, Inc............................    56,774    1,106,525
    Marathon Oil Corp...................................   903,937   27,994,929
   *Marathon Petroleum Corp.............................   451,968   19,791,679
   *Matrix Service Co...................................     8,405      117,166
   *Mitcham Industries, Inc.............................     7,044      127,919
    Murphy Oil Corp.....................................   189,426   12,164,938
   *Nabors Industries, Ltd..............................   276,982    7,315,095
    National-Oilwell, Inc...............................   435,733   35,107,008
   *Natural Gas Services Group, Inc.....................    17,452      277,661
   *Newpark Resources, Inc..............................   101,220      940,334
    Noble Energy, Inc...................................    69,642    6,941,915
   *Oil States International, Inc.......................    25,058    2,022,181
    Overseas Shipholding Group, Inc.....................    31,709      771,797
   *Parker Drilling Co..................................   117,663      745,983
    Patterson-UTI Energy, Inc...........................   152,325    4,955,132
   *Petrohawk Energy Corp...............................   117,383    4,482,857
   *Petroleum Development Corp..........................    26,573      965,131
   *PHI, Inc. Non-Voting................................    21,578      464,574
   *PHI, Inc. Voting....................................     1,099       23,189
   *Pioneer Drilling Co.................................    67,927    1,105,172
    Pioneer Natural Resources Co........................   138,949   12,920,868
   *Plains Exploration & Production Co..................   162,430    6,336,394
    QEP Resources, Inc..................................    33,043    1,448,275
   *REX American Resources Corp.........................     4,050       69,782
   *Rosetta Resources, Inc..............................    62,789    3,250,587
   *Rowan Cos., Inc.....................................   121,858    4,773,178
    SEACOR Holdings, Inc................................    36,653    3,678,495
   *SemGroup Corp. Class A..............................     4,727      110,045
   *Stone Energy Corp...................................    16,671      541,141
    Sunoco, Inc.........................................   149,214    6,065,549
   *Swift Energy Corp...................................    61,413    2,339,835
    Teekay Corp.........................................    34,743      964,118
   *Tesoro Petroleum Corp...............................   168,807    4,100,322

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                          SHARES      VALUE+
                                                         --------- ------------
Energy -- (Continued)
   *Tetra Technologies, Inc.............................    13,070 $    168,211
   *TGC Industries, Inc.................................     1,445       10,635
    Tidewater, Inc......................................    50,804    2,760,689
   *Triangle Petroleum Corp.............................     1,550       11,563
   *Union Drilling, Inc.................................    22,000      245,300
   *Unit Corp...........................................    57,000    3,420,570
   *USEC, Inc...........................................   168,662      575,137
    Valero Energy Corp..................................   658,099   16,531,447
   *Weatherford International, Ltd......................   185,733    4,071,267
  #*Western Refining, Inc...............................    68,485    1,399,149
   *Whiting Petroleum Corp..............................    25,307    1,482,990
   *Willbros Group, Inc.................................    21,126      194,359
                                                                   ------------
Total Energy............................................            527,946,336
                                                                   ------------
Financials -- (17.5%)
    1st Source Corp.....................................    43,218      996,175
   *21st Century Holding Co.............................    13,665       36,349
    Abington Bancorp, Inc...............................    21,227      210,360
    ACE, Ltd............................................    86,825    5,815,538
   *Affirmative Insurance Holdings, Inc.................    14,714       33,106
   *Allegheny Corp......................................     7,349    2,420,834
    Alliance Bancorp, Inc. of Pennsylvania..............       180        2,002
   *Allied World Assurance Co. Holdings AG..............    24,643    1,341,811
    Allstate Corp. (The)................................   529,952   14,690,269
    Alterra Capital Holdings, Ltd.......................    52,830    1,151,166
   *American Capital, Ltd...............................   422,803    4,088,505
   #American Equity Investment Life Holding Co..........    88,700    1,052,869
    American Financial Group, Inc.......................   199,200    6,768,816
   *American Independence Corp..........................       866        4,737
    American National Insurance Co......................    40,288    3,019,183
   *American River Bankshares...........................       634        3,791
   *American Safety Insurance Holdings, Ltd.............    15,049      282,169
   *Ameris Bancorp......................................    15,110      152,913
   *AmeriServe Financial, Inc...........................    33,075       73,096
   *Arch Capital Group, Ltd.............................    41,558    1,404,660
    Argo Group International Holdings, Ltd..............    38,796    1,140,602
   *Aspen Insurance Holdings, Ltd.......................   102,623    2,657,936
   *Asset Acceptance Capital Corp.......................     3,458       17,083
   #Associated Banc-Corp................................   121,017    1,651,882
    Assurant, Inc.......................................    65,820    2,344,508
    Assured Guaranty, Ltd...............................   122,989    1,740,294
    Asta Funding, Inc...................................     8,397       66,084
   *Atlantic Coast Financial Corp.......................       579        3,161
   *Avatar Holdings, Inc................................    18,272      279,562
    Axis Capital Holdings, Ltd..........................   119,779    3,817,357
    Baldwin & Lyons, Inc................................       300        7,707
    Baldwin & Lyons, Inc. Class B.......................     8,321      201,618
   *Bancorp, Inc........................................     1,337       12,033
   #BancorpSouth, Inc...................................       924       12,511
   *BancTrust Financial Group, Inc......................    33,553       79,521
    Bank Mutual Corp....................................    50,249      186,424
    Bank of America Corp................................ 7,428,143   72,127,269
   *Bank of Montreal....................................    33,677    2,116,263
   *BankAtlantic Bancorp, Inc...........................     9,309        9,588
    BankFinancial Corp..................................    39,867      324,916
    Banner Corp.........................................     3,691       68,357
    BCB Bancorp, Inc....................................     1,359       14,990
    Berkshire Hills Bancorp, Inc........................    40,727      892,736
   *BofI Holding, Inc...................................     8,423      117,880
    Boston Private Financial Holdings, Inc..............    28,409      196,874
    Capital City Bank Group, Inc........................    16,636      171,517

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Capital One Financial Corp...........................   571,140 $27,300,492
    Capital Southwest Corp...............................     7,189     675,119
    CapitalSource, Inc...................................    81,510     526,555
    Capitol Federal Financial, Inc.......................    41,295     472,415
    Cathay General Bancorp...............................    60,993     845,363
    Century Bancorp, Inc. Class A........................       595      16,083
    CFS Bancorp, Inc.....................................    14,148      80,078
    Chemical Financial Corp..............................     4,362      82,747
   *Chicopee Bancorp, Inc................................     1,000      14,180
    Cincinnati Financial Corp............................     7,302     199,564
    Citigroup, Inc....................................... 1,957,922  75,066,729
   *Citizens Community Bancorp, Inc......................    10,355      62,855
    Citizens South Banking Corp..........................     1,934       7,949
    CME Group, Inc.......................................    82,877  23,967,200
    CNA Financial Corp...................................   313,566   8,635,608
   *CNO Financial Group, Inc.............................   208,185   1,530,160
    CoBiz Financial, Inc.................................     4,003      24,618
    Codorus Valley Bancorp, Inc..........................       115       1,173
  #*Comerica, Inc........................................     3,474     111,272
   *Community West Bancshares............................       400       1,346
   *CompuCredit Holdings Corp............................    30,412      90,932
  #*Cowen Group, Inc.....................................    10,664      42,123
   *Crescent Financial Corp..............................    18,440      73,760
    Delphi Financial Group, Inc. Class A.................        53       1,427
    Donegal Group, Inc. Class A..........................    30,319     364,434
    Donegal Group, Inc. Class B..........................       300       6,294
   *Doral Financial Corp.................................     1,166       2,040
   *E*Trade Financial Corp...............................   160,321   2,545,897
    Eastern Insurance Holdings, Inc......................    23,326     312,102
    Eastern Virginia Bankshares, Inc.....................       260         793
    Edelman Financial Group, Inc.........................    53,327     406,885
    EMC Insurance Group, Inc.............................    19,181     358,109
   *Encore Bancshares, Inc...............................     7,009      84,038
   *Encore Capital Group, Inc............................       789      21,579
    Endurance Specialty Holdings, Ltd....................    76,288   3,107,973
    Enterprise Financial Services Corp...................     6,453      90,019
    ESB Financial Corp...................................       360       4,817
    ESSA Bancorp, Inc....................................     9,417     108,295
    Evans Bancorp, Inc...................................     1,681      23,147
    Everest Re Group, Ltd................................    53,099   4,360,490
   *Farmers Capital Bank Corp............................       818       4,335
    FBL Financial Group, Inc. Class A....................    35,719   1,124,434
    Federal Agricultural Mortgage Corp...................     8,800     177,760
    Federal Agricultural Mortgage Corp. Class A..........       177       2,514
    Fidelity Bancorp, Inc................................       400       4,504
    Fidelity National Financial, Inc.....................    75,967   1,238,262
   *Fidelity Southern Corp...............................     6,581      44,619
   *First Acceptance Corp................................    39,006      64,750
    First American Financial Corp........................    10,224     163,482
    First Bancorp........................................    13,653     134,482
   *First Bancshares, Inc................................       400       2,700
    First Bancshares, Inc. (The).........................       300       2,973
    First Busey Corp.....................................    13,844      71,850
    First Business Financial Services, Inc...............       482       6,753
   *First California Financial Group, Inc................     1,188       4,348
    First Citizens BancShares, Inc.......................    11,398   2,053,008
   *First Defiance Financial Corp........................     9,551     140,018
   *First Federal of Northern Michigan Bancorp, Inc......     1,100       4,224
    First Financial Holdings, Inc........................    14,857     123,462
   *First Financial Northwest, Inc.......................    25,471     125,063
   *First Financial Service Corp.........................       700       2,100

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                            SHARES    VALUE+
                                                            ------- -----------
Financials -- (Continued)
    First Interstate Bancsystem, Inc.......................     194 $     2,596
    First Merchants Corp...................................  28,856     258,261
    First Midwest Bancorp, Inc.............................  10,824     129,022
    First Pactrust Bancorp, Inc............................   3,050      45,140
   *First Place Financial Corp.............................  21,198      16,110
   *First Security Group, Inc..............................  12,267       5,643
    First South Bancorp, Inc...............................   1,978       8,604
   *FirstCity Financial Corp...............................   5,872      41,574
    Flagstone Reinsurance Holdings SA......................  45,783     407,927
    Flushing Financial Corp................................   2,384      29,371
  #*FNB United Corp........................................   7,443       3,647
    Fox Chase Bancorp, Inc.................................     999      13,357
   *FPIC Insurance Group, Inc..............................   8,844     368,972
    German American Bancorp, Inc...........................   8,144     136,575
   *Gleacher & Co., Inc....................................  45,986      78,636
   *Global Indemnity P.L.C.................................   5,977     124,501
   #Great Southern Bancorp, Inc............................   2,301      42,016
   *Greene Bancshares, Inc.................................  16,271      41,979
   *Guaranty Bancorp.......................................  79,999     111,199
   *Guaranty Federal Bancshares, Inc.......................   1,684       8,555
   *Hallmark Financial Services, Inc.......................  26,292     177,208
    Hampden Bancorp, Inc...................................   5,886      78,048
    Hancock Holding Co.....................................  10,810     356,189
    Hanover Insurance Group, Inc...........................  88,829   3,216,498
    Hartford Financial Services Group, Inc................. 478,387  11,203,824
    HCC Insurance Holdings, Inc............................  19,162     577,351
    Heartland Financial USA, Inc...........................   1,881      30,190
   *Heritage Commerce Corp.................................  23,031     114,925
    Heritage Financial Corp................................   1,838      23,949
    HF Financial Corp......................................     400       4,116
   *Hilltop Holdings, Inc..................................   8,181      71,584
    Hingham Institution for Savings........................     500      27,000
   *HMN Financial, Inc.....................................   3,456       8,312
   *Home Bancorp, Inc......................................   1,028      14,988
    Home Federal Bancorp, Inc..............................  12,347     131,989
    HopFed Bancorp, Inc....................................   6,649      53,790
    Horace Mann Educators Corp.............................  58,206     847,479
    Horizon Bancorp........................................     300       8,277
    Huntington Bancshares, Inc............................. 144,163     871,465
   *ICG Group, Inc.........................................  28,982     320,251
    Independence Holding Co................................  22,770     204,475
    Indiana Community Bancorp..............................   2,029      34,432
    Infinity Property & Casualty Corp......................  18,365     930,555
   *Intervest Bancshares Corp..............................     325       1,111
   *Investment Technology Group, Inc.......................  13,951     169,784
    Investors Title Co.....................................   1,169      44,539
    Kaiser Federal Financial Group, Inc....................     527       6,730
    Kentucky First Federal Bancorp.........................   2,800      25,172
    KeyCorp................................................ 425,437   3,420,513
    Lakeland Bancorp, Inc..................................   5,819      57,899
    Landmark Bancorp, Inc..................................   1,701      26,995
    Legg Mason, Inc........................................ 128,883   3,791,738
    Lincoln National Corp.................................. 460,953  12,215,254
    LNB Bancorp, Inc.......................................  13,395      68,716
    Loews Corp............................................. 586,729  23,392,885
   *Louisiana Bancorp, Inc.................................   5,606      90,004
   *Macatawa Bank Corp.....................................  19,092      56,894
   *Magyar Bancorp, Inc....................................     500       2,090
    Maiden Holdings, Ltd...................................  19,642     182,081
    MainSource Financial Group, Inc........................  47,000     434,280
   *Marlin Business Services Corp..........................  14,664     183,007

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED


                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    MB Financial, Inc....................................     6,974 $   140,805
  #*MBIA, Inc............................................   223,717   2,058,196
  #*MBT Financial Corp...................................    23,185      31,532
    MCG Capital Corp.....................................    24,147     134,499
    Meadowbrook Insurance Group, Inc.....................    39,471     371,027
    Medallion Financial Corp.............................    17,589     163,226
  #*Mercantile Bank Corp.................................     4,648      45,783
   *Meridian Interstate Bancorp, Inc.....................     1,682      22,505
    Meta Financial Group, Inc............................     1,251      27,222
    MetLife, Inc......................................... 1,032,078  42,531,934
   *Metro Bancorp, Inc...................................     1,573      18,042
   *MetroCorp Bancshares, Inc............................     2,250      14,602
   *MF Global Holdings, Ltd..............................    62,953     463,964
   *MGIC Investment Corp.................................    63,595     253,108
    MicroFinancial, Inc..................................     5,900      35,223
    MidWestOne Financial Group, Inc......................       541       7,904
    Montpelier Re Holdings, Ltd..........................    40,646     701,550
    Morgan Stanley....................................... 1,224,333  27,241,409
    MutualFirst Financial, Inc...........................     2,300      20,562
   *NASDAQ OMX Group, Inc. (The).........................    70,529   1,697,633
    National Western Life Insurance Co. Class A..........       900     154,197
   *Navigators Group, Inc. (The).........................     5,223     246,212
   *New Century Bancorp, Inc.............................       600       2,556
    New Hampshire Thrift Bancshares, Inc.................     3,667      48,111
    New Westfield Financial, Inc.........................     1,485      12,028
   *NewBridge Bancorp....................................    10,504      50,524
   *Newport Bancorp, Inc.................................       700       9,667
   *NewStar Financial, Inc...............................    48,079     511,561
   *North Valley Bancorp.................................       907       9,732
    Northeast Community Bancorp, Inc.....................    18,190     121,145
    Northrim Bancorp, Inc................................     6,379     125,921
    NYSE Euronext, Inc...................................       900      30,114
   #Old Republic International Corp......................   357,183   3,728,991
  #*Old Second Bancorp, Inc..............................     4,874       6,190
   *OmniAmerican Bancorp, Inc............................       333       4,875
    OneBeacon Insurance Group, Ltd.......................     1,396      17,785
    Oppenheimer Holdings, Inc. Class A...................     1,934      50,052
    Pacific Continental Corp.............................       202       1,988
  #*Pacific Mercantile Bancorp...........................    16,756      76,240
   *Pacific Premier Bancorp, Inc.........................       100         660
    PartnerRe, Ltd.......................................    52,224   3,489,608
  #*Penson Worldwide, Inc................................    25,072      76,720
    Peoples Bancorp of North Carolina....................       250       1,500
    Peoples Bancorp, Inc.................................    17,708     211,256
    People's United Financial, Inc.......................    23,949     303,673
   *PHH Corp.............................................    92,304   1,731,623
   *Phoenix Cos., Inc. (The).............................    55,396     132,950
   *PICO Holdings, Inc...................................        82       2,239
  #*Pinnacle Financial Partners, Inc.....................    51,523     785,726
   *Piper Jaffray Cos., Inc..............................       912      26,886
    Platinum Underwriters Holdings, Ltd..................    25,125     863,044
   *Popular, Inc.........................................   565,367   1,356,881
    Porter Bancorp, Inc..................................     1,737       7,903
   *Preferred Bank.......................................       235       2,148
   *Premier Financial Bancorp, Inc.......................     1,301       9,393
    Presidential Life Corp...............................    29,727     337,699
    Protective Life Corp.................................    96,837   2,058,755
    Provident Financial Holdings, Inc....................       544       4,619
    Provident Financial Services, Inc....................    52,601     729,050
    Provident New York Bancorp...........................    70,554     531,977
    Prudential Financial, Inc............................   497,625  29,200,635

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Financials -- (Continued)
    Pulaski Financial Corp...............................     4,550 $    32,578
    Radian Group, Inc....................................   102,845     326,019
    Regions Financial Corp............................... 1,304,230   7,942,761
    Reinsurance Group of America, Inc....................   169,166   9,847,153
    Renasant Corp........................................    46,114     705,544
   *Republic First Bancorp, Inc..........................     2,474       5,245
    Resource America, Inc................................    21,502     126,217
   *Riverview Bancorp, Inc...............................    15,319      46,417
    Safety Insurance Group, Inc..........................    13,013     528,328
    Sandy Spring Bancorp, Inc............................    18,288     326,807
   *Savannah Bancorp, Inc. (The).........................     2,998      22,185
    SeaBright Holdings, Inc..............................    40,890     371,690
    Selective Insurance Group, Inc.......................    72,997   1,196,421
    SI Financial Group, Inc..............................     5,444      55,257
    Simmons First National Corp..........................     2,049      49,504
    Somerset Hills Bancorp...............................     4,317      35,874
   *Southern Community Financial Corp....................    29,890      44,835
   *Southern First Bancshares, Inc.......................     1,006       9,859
    Southern Missouri Bancorp, Inc.......................        41         883
  #*Southwest Bancorp, Inc...............................    23,408     145,130
    State Auto Financial Corp............................    62,484   1,035,985
    StellarOne Corp......................................    24,967     310,589
   #Stewart Information Services Corp....................    12,271     130,073
   *Stratus Properties, Inc..............................     3,069      43,518
  #*Sun Bancorp, Inc.....................................     6,728      20,991
    SunTrust Banks, Inc..................................   617,728  15,128,159
    Susquehanna Bancshares, Inc..........................   124,870     940,271
    Symetra Financial Corp...............................     8,054     101,158
    Synovus Financial Corp...............................    96,130     175,918
   *Taylor Capital Group, Inc............................     1,237       9,822
    Teche Holding Co.....................................       600      19,716
   *Tennessee Commerce Bancorp, Inc......................       772       1,158
    TF Financial Corp....................................       630      12,654
   *Timberland Bancorp, Inc..............................     2,500      13,975
   #TowneBank............................................     5,371      70,145
    Transatlantic Holdings, Inc..........................    91,903   4,706,353
    Travelers Cos., Inc. (The)...........................    71,478   3,940,582
   *Tree.com, Inc........................................     5,635      31,387
    Umpqua Holdings Corp.................................    92,268   1,048,164
    Unico American Corp..................................     1,900      20,121
    Union First Market Bankshares Corp...................    12,821     159,621
  #*United Community Banks, Inc..........................     2,108      23,040
    United Financial Bancorp, Inc........................    12,452     194,127
    United Fire & Casualty Co............................    41,412     710,216
   *United Security Bancshares...........................       362       1,135
    Unitrin, Inc.........................................    90,527   2,550,146
   *Unity Bancorp, Inc...................................     3,306      22,216
    Unum Group...........................................   530,100  12,929,139
    Validus Holdings, Ltd................................    56,030   1,489,838
   *Virginia Commerce Bancorp, Inc.......................    22,274     141,885
    VIST Financial Corp..................................       271       1,718
    Washington Federal, Inc..............................     1,881      31,808
   *Waterstone Financial, Inc............................     1,300       3,276
    Webster Financial Corp...............................     8,500     173,570
    WesBanco, Inc........................................    34,885     716,887
    West Bancorporation, Inc.............................    14,757     147,127
    White Mountains Insurance Group, Ltd.................    18,187   7,663,820
    White River Capital, Inc.............................       300       5,736
   #Wintrust Financial Corp..............................     9,615     328,641
   #WR Berkley Corp......................................     5,657     174,179
   *WSB Holdings, Inc....................................       100         282

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Financials -- (Continued)
    Xl Group P.L.C......................................   199,510 $  4,093,945
   *Yadkin Valley Financial Corp........................    16,710       31,081
    Zions Bancorporation................................    91,968    2,014,099
   *ZipRealty, Inc......................................    10,028       27,176
                                                                   ------------
Total Financials........................................            562,547,309
                                                                   ------------
Health Care -- (8.1%)
   *Accuray, Inc........................................     9,330       64,377
   *Addus HomeCare Corp.................................       447        2,606
    Aetna, Inc..........................................   503,313   20,882,456
   *Affymetrix, Inc.....................................    53,173      300,427
   *Albany Molecular Research, Inc......................    35,737      170,823
  #*Alere, Inc..........................................    74,130    2,186,094
   *Allied Healthcare International, Inc................    67,398      257,460
   *Allied Healthcare Products, Inc.....................     1,000        3,790
   *Alphatec Holdings, Inc..............................     6,688       19,529
   *AMAG Pharmaceuticals, Inc...........................       272        4,028
  #*Amedisys, Inc.......................................    12,879      333,051
   *American Dental Partners, Inc.......................    26,370      306,419
   *Amsurg Corp.........................................    28,998      737,419
    Analogic Corp.......................................     8,334      448,286
   *AngioDynamics, Inc..................................    47,752      660,410
   *Anika Therapeutics, Inc.............................    19,479      125,250
    Arrhythmia Research Technology, Inc.................     1,200        5,148
   #Assisted Living Concepts, Inc.......................    35,484      556,034
   *BioClinica, Inc.....................................    10,162       47,558
   *BioScrip, Inc.......................................    37,700      270,686
  #*Boston Scientific Corp.............................. 1,205,899    8,634,237
   *Brookdale Senior Living, Inc........................       861       18,417
   *Cambrex Corp........................................    23,463      103,472
    Cantel Medical Corp.................................     7,270      181,241
   *Capital Senior Living Corp..........................    45,270      397,923
   *CardioNet, Inc......................................       345        1,739
   *CareFusion Corp.....................................   207,163    5,467,032
   *Codexis, Inc........................................       219        1,971
   *Community Health Systems, Inc.......................   105,314    2,721,314
   *CONMED Corp.........................................    43,239    1,124,214
    Cooper Cos., Inc....................................    65,164    4,984,394
   *Coventry Health Care, Inc...........................   141,956    4,542,592
   *Cross Country Healthcare, Inc.......................    33,630      232,383
   *Cutera, Inc.........................................    22,757      184,559
   *Cynosure, Inc. Class A..............................       350        4,553
    Daxor Corp..........................................       545        5,488
   *Digirad Corp........................................    26,648       75,414
   *Dynacq Healthcare, Inc..............................       909        1,682
   *Emdeon, Inc. Class A................................    11,440      177,320
   *Enzo Biochem, Inc...................................    22,793       87,525
   *Exactech, Inc.......................................     1,166       19,927
   *Five Star Quality Care, Inc.........................    28,899      143,050
   *Gentiva Health Services, Inc........................    28,510      512,895
   *Greatbatch, Inc.....................................    29,721      740,647
   *Harvard Bioscience, Inc.............................    21,144      106,989
   *Health Net, Inc.....................................    40,325    1,133,939
   *Healthspring, Inc...................................    86,917    3,567,074
   *Healthways, Inc.....................................    20,167      301,093
   *Hologic, Inc........................................   305,036    5,664,519
   #Humana, Inc.........................................   236,814   17,661,588
   *IntegraMed America, Inc.............................     3,874       35,447
    Invacare Corp.......................................    26,628      798,307
    Kewaunee Scientific Corp............................     1,631       16,114
   *Kindred Healthcare, Inc.............................    50,544      952,249

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Health Care -- (Continued)
   *LCA-Vision, Inc.....................................     3,750 $     15,788
    LeMaitre Vascular, Inc..............................     5,100       33,762
   *LifePoint Hospitals, Inc............................    82,208    3,049,917
   *Magellan Health Services, Inc.......................     9,409      490,209
   *Maxygen, Inc........................................    45,644      247,847
   *MedCath Corp........................................    30,240      396,749
   *Medical Action Industries, Inc......................    26,509      201,999
  #*MediciNova, Inc.....................................       225          608
    MEDTOX Scientific, Inc..............................     7,900      123,319
   *Misonix, Inc........................................     4,083        9,758
   *Molina Healthcare, Inc..............................    18,105      410,078
    National Healthcare Corp............................     1,734       82,486
   *Natus Medical, Inc..................................     4,075       46,985
   #Omnicare, Inc.......................................   197,388    6,020,334
   *PDI, Inc............................................    15,333      114,538
    Pfizer, Inc......................................... 4,361,873   83,922,437
   *PharMerica Corp.....................................     7,655       97,754
   *Regeneration Technologies, Inc......................    19,587       64,441
   *Repligen Corp.......................................    34,062      120,239
   *Select Medical Holdings Corp........................    25,076      196,847
   *Skilled Healthcare Group, Inc.......................    18,080      159,104
   *Solta Medical, Inc..................................     3,182        7,764
   *SRI/Surgical Express, Inc...........................     2,127        9,082
   *Sucampo Pharmaceuticals, Inc........................     7,965       32,019
   *Sun Healthcare Group, Inc...........................     8,903       62,321
   *SunLink Health Systems, Inc.........................     1,750        3,675
   *SuperGen, Inc.......................................       423        1,294
   *SurModics, Inc......................................       902        9,922
   *Symmetry Medical, Inc...............................    49,574      477,398
    Teleflex, Inc.......................................    37,423    2,253,987
   *Theragenics Corp....................................    21,383       36,565
   *Thermo Fisher Scientific, Inc.......................   499,520   30,016,157
   *TranS1, Inc.........................................     6,997       32,326
   *Triple-S Management Corp............................    17,739      382,630
    UnitedHealth Group, Inc.............................   133,703    6,635,680
   *Universal American Corp.............................    85,628      814,322
   *Viropharma, Inc.....................................   103,779    1,876,324
   *WellCare Health Plans, Inc..........................    12,832      562,683
    WellPoint, Inc......................................   504,640   34,088,432
   *Wright Medical Group, Inc...........................     1,325       20,723
    Young Innovations, Inc..............................     2,165       62,742
                                                                   ------------
Total Health Care.......................................            261,174,404
                                                                   ------------
Industrials -- (13.1%)
   *A.T. Cross Co.......................................    18,431      272,226
    AAR Corp............................................    30,805      903,819
    ABM Industries, Inc.................................     9,700      218,250
    Aceto Corp..........................................    30,245      184,494
   *Aecom Technology Corp...............................    10,543      260,834
   *Air Transport Services Group, Inc...................     8,765       43,650
    Aircastle, Ltd......................................    54,200      620,590
    Alamo Group, Inc....................................    22,951      548,758
   *Alaska Air Group, Inc...............................    17,713    1,082,619
    Albany International Corp...........................     4,175      110,930
    Alexander & Baldwin, Inc............................    66,838    3,222,260
   *Allied Defense Group, Inc...........................     2,645        8,861
   *Allied Motion Technologies, Inc.....................       162          850
   *Amerco, Inc.........................................    29,431    2,652,910
   *American Railcar Industries, Inc....................    21,009      491,400
   *American Reprographics Co...........................     4,695       32,067
    Ameron International Corp...........................     9,647      820,863

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
    Ampco-Pittsburgh Corp................................     3,139 $    81,771
   *AMREP Corp...........................................       966       8,520
    Apogee Enterprises, Inc..............................    32,037     366,824
    Applied Industrial Technologies, Inc.................    26,540     847,157
    Arkansas Best Corp...................................    25,200     606,312
   *Armstrong World Industries, Inc......................    79,531   3,141,474
  #*Ascent Solar Technologies, Inc.......................     7,857       7,150
   *Astec Industries, Inc................................     4,900     183,848
   *Atlas Air Worldwide Holdings, Inc....................    37,114   1,944,402
   *Avis Budget Group, Inc...............................    40,397     610,399
   #Barnes Group, Inc....................................    46,604   1,134,807
    Barrett Business Services, Inc.......................    12,955     193,289
   *BlueLinx Holdings, Inc...............................    13,079      29,428
    Brady Co. Class A....................................    10,600     313,760
    Briggs & Stratton Corp...............................    24,500     419,930
   *Builders FirstSource, Inc............................    12,182      28,019
   *CAI International, Inc...............................    11,800     207,090
    Cascade Corp.........................................     5,840     291,942
   *Casella Waste Systems, Inc...........................     2,560      16,102
  #*CBIZ, Inc............................................    20,768     154,929
    CDI Corp.............................................    43,399     562,451
   *CECO Environmental Corp..............................     5,323      40,242
   *Celadon Group, Inc...................................    10,492     143,531
   *Ceradyne, Inc........................................    26,425     856,434
   *Champion Industries, Inc.............................       686         885
   *Chart Industries, Inc................................     3,000     159,180
    Chicago Rivet & Machine Co...........................       700      11,760
   #Cintas Corp..........................................     1,940      63,147
    CIRCOR International, Inc............................     1,740      75,255
   *CNH Global N.V.......................................     6,958     265,378
   *Columbus McKinnon Corp...............................    26,215     431,237
   *Comarco, Inc.........................................     9,299       3,115
    Comfort Systems USA, Inc.............................    17,366     181,301
    CompX International, Inc.............................       500       6,800
   *Consolidated Graphics, Inc...........................    15,008     774,263
    Courier Corp.........................................     8,103      77,870
    Covanta Holding Corp.................................    81,479   1,407,957
   *Covenant Transportation Group, Inc...................     7,080      41,560
   *CPI Aerostructures, Inc..............................     5,826      82,205
   *CRA International, Inc...............................     4,258     114,455
    CSX Corp............................................. 1,242,950  30,539,281
    Curtiss-Wright Corp..................................    24,966     797,913
    Ducommun, Inc........................................    16,345     359,590
   *Dycom Industries, Inc................................    41,650     709,716
  #*Eagle Bulk Shipping, Inc.............................    19,733      46,570
    Eastern Co...........................................    10,193     182,862
    Eaton Corp...........................................    55,874   2,679,158
    Ecology & Environment, Inc. Class A..................       900      15,399
   *EMCOR Group, Inc.....................................     1,012      28,255
   #Encore Wire Corp.....................................    19,066     419,643
    EnergySolutions, Inc.................................    12,385      62,668
   *EnerSys..............................................    43,239   1,382,783
    Ennis, Inc...........................................    48,483     850,392
    ESCO Technologies, Inc...............................     5,316     184,359
    Espey Manufacturing & Electronics Corp...............     1,671      41,959
   *Esterline Technologies Corp..........................    44,968   3,434,206
  #*Excel Maritime Carriers, Ltd.........................    39,214     101,172
    Federal Signal Corp..................................    70,880     409,686
   *Flow International Corp..............................    23,633      80,589
   *Franklin Covey Co....................................     3,075      34,440
   *Frozen Food Express Industries.......................     8,986      33,248

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Industrials -- (Continued)
  #*FTI Consulting, Inc..................................    13,080 $   474,673
    G & K Services, Inc. Class A.........................    29,714   1,012,356
    GATX Corp............................................    65,445   2,580,496
  #*Genco Shipping & Trading, Ltd........................     2,886      18,066
   *Gencor Industries, Inc...............................     8,766      67,849
  #*General Cable Corp...................................    26,092   1,037,679
    General Electric Co.................................. 4,024,591  72,080,425
   *GEO Group, Inc. (The)................................    23,888     496,870
   *Gibraltar Industries, Inc............................    36,288     373,041
   *GP Strategies Corp...................................    19,900     257,705
    Granite Construction, Inc............................    16,160     377,821
    Great Lakes Dredge & Dock Corp.......................    79,907     475,447
  #*Greenbrier Cos., Inc.................................    20,647     415,418
   *Griffon Corp.........................................    74,563     704,620
   *H&E Equipment Services, Inc..........................    66,829     801,948
    Hardinge, Inc........................................    20,151     220,653
   *Hertz Global Holdings, Inc...........................   278,411   3,917,243
   *Hill International, Inc..............................    12,549      67,388
  #*Hoku Corp............................................       400         592
   #Horizon Lines, Inc...................................    32,873      34,517
   *Hudson Highland Group, Inc...........................    19,038     114,038
  #*Huntington Ingalls Industries, Inc...................    56,173   1,880,672
   *Hurco Cos., Inc......................................     8,210     241,538
   *ICF International, Inc...............................     9,220     215,379
    Ingersoll-Rand P.L.C.................................   250,943   9,390,287
   *Insituform Technologies, Inc.........................     3,299      66,145
    Insteel Industries, Inc..............................     8,989     103,014
   *Interline Brands, Inc................................    74,162   1,240,730
    International Shipholding Corp.......................     9,397     193,484
    Intersections, Inc...................................    34,178     663,737
  #*JetBlue Airways Corp.................................   324,893   1,556,237
   *Kadant, Inc..........................................     6,383     167,937
   *Kansas City Southern.................................    27,254   1,617,525
   *KAR Auction Services, Inc............................    18,100     321,818
    Kaydon Corp..........................................     7,100     253,115
    KBR, Inc.............................................    15,450     550,792
   *Kelly Services, Inc. Class A.........................    44,445     695,564
    Kennametal, Inc......................................     6,400     252,352
   *Key Technology, Inc..................................     3,199      51,952
    Kimball International, Inc. Class B..................    25,521     153,126
   *Korn/Ferry International.............................    12,556     270,456
   *Kratos Defense & Security Solutions, Inc.............       723       7,862
    L.S. Starrett Co. Class A............................     4,097      51,991
    L-3 Communications Holdings, Inc.....................   100,470   7,949,186
    Lawson Products, Inc.................................    10,838     202,345
   *Layne Christensen Co.................................    20,333     595,960
    LB Foster Co. Class A................................       780      27,105
   *LMI Aerospace, Inc...................................    14,827     340,873
    LSI Industries, Inc..................................    24,154     200,961
   *Lydall, Inc..........................................    14,201     171,548
   *M&F Worldwide Corp...................................    24,164     605,550
    Marten Transport, Ltd................................    31,777     653,653
    McGrath Rentcorp.....................................    14,876     387,222
   *Metalico, Inc........................................    74,246     406,868
   *MFRI, Inc............................................     8,800      81,664
    Miller Industries, Inc...............................    20,010     327,764
  #*Mobile Mini, Inc.....................................    54,461   1,149,672
   *Moog, Inc............................................    34,239   1,402,087
    Mueller Industries, Inc..............................    29,387   1,102,894
    Mueller Water Products, Inc..........................   198,857     650,262
    Multi-Color Corp.....................................     1,845      49,686

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Industrials -- (Continued)
    NACCO Industries, Inc. Class A.........................   6,123 $   556,458
    National Technical Systems, Inc........................  15,600      94,068
    Norfolk Southern Corp.................................. 545,229  41,273,835
    Northrop Grumman Corp.................................. 337,038  20,394,169
   *Northwest Pipe Co......................................   8,785     263,989
   *Ocean Power Technologies, Inc..........................   8,500      27,965
   *On Assignment, Inc.....................................  57,765     589,203
   *Owens Corning, Inc..................................... 152,823   5,437,442
   *P.A.M. Transportation Services, Inc....................  19,428     188,452
   *Park-Ohio Holdings Corp................................   1,467      27,888
    Pentair, Inc...........................................  26,828     987,539
   *PGT, Inc...............................................     500         930
   *Pike Electric Corp.....................................  17,263     151,742
   *Pinnacle Airlines Corp.................................  13,732      54,791
   *Polypore International, Inc............................   5,700     387,600
   *Powell Industries, Inc.................................   3,095     119,281
   *PowerSecure International, Inc.........................   7,600      52,060
    Providence & Worcester Railroad Co.....................   1,200      16,740
   *Quad Graphics, Inc.....................................     799      26,894
    Quanex Building Products Corp..........................   8,200     128,494
   *Quanta Services, Inc................................... 168,307   3,117,046
    R. R. Donnelley & Sons Co.............................. 150,012   2,821,726
   *RailAmerica, Inc.......................................  16,561     246,428
    Raytheon Co............................................ 156,269   6,989,912
   *RCM Technologies, Inc..................................  19,013     105,142
  #*Republic Airways Holdings, Inc.........................  48,800     211,304
    Republic Services, Inc................................. 429,755  12,475,788
    Robbins & Myers, Inc...................................   8,889     428,805
   *Rush Enterprises, Inc. Class A.........................  33,846     676,582
   *Rush Enterprises, Inc. Class B.........................  18,522     310,244
    Ryder System, Inc......................................  89,844   5,060,014
   *Saia, Inc..............................................  17,104     257,757
    Schawk, Inc............................................  45,135     712,682
   *School Specialty, Inc..................................  23,822     286,340
    Seaboard Corp..........................................   1,906   4,984,190
    Servidyne, Inc.........................................   7,283      25,126
   *SFN Group, Inc.........................................  48,881     680,424
    SIFCO Industries, Inc..................................   6,623     120,870
    Simpson Manufacturing Co., Inc.........................   8,098     229,173
    SkyWest, Inc...........................................  45,606     586,493
   *SL Industries, Inc.....................................     300       7,308
    Southwest Airlines Co.................................. 645,761   6,431,780
   *Sparton Corp...........................................   5,932      54,752
    Standex International Corp.............................  24,452     787,110
    Stanley Black & Decker, Inc............................ 154,919  10,189,023
   #Steelcase, Inc. Class A................................  64,310     638,598
   *Sterling Construction Co., Inc.........................   7,101      90,893
  #*SunPower Corp. Class B.................................  14,509     219,956
    Superior Uniform Group, Inc............................   8,978     104,953
   *Supreme Industries, Inc................................   1,365       4,313
   *SYKES Enterprises, Inc.................................  17,864     344,775
   *Sypris Solutions, Inc..................................   9,366      34,092
    TAL International Group, Inc...........................  22,054     682,351
   *Tecumseh Products Co. Class A..........................  11,200     114,464
   *Tecumseh Products Co. Class B..........................   1,400      14,042
   #Titan International, Inc...............................  25,647     648,100
   *Titan Machinery, Inc...................................  13,585     358,780
   *TRC Cos., Inc..........................................  29,413     164,125
    Tredegar Industries, Inc...............................  40,177     765,774
    Trinity Industries, Inc................................  93,807   2,794,511
   #Triumph Group, Inc.....................................  58,640   3,157,178

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                           ------- ------------
Industrials -- (Continued)
   *Tufco Technologies, Inc...............................   1,000 $      3,805
    Tutor Perini Corp.....................................  40,371      637,054
    Twin Disc, Inc........................................  10,658      405,004
    Tyco International, Ltd............................... 480,422   21,277,890
    U.S. Home Systems, Inc................................   4,314       21,872
   *Ultralife Corp........................................   7,489       35,198
    UniFirst Corp.........................................  14,500      795,325
    Union Pacific Corp.................................... 554,866   56,862,668
  .*United Capital Corp...................................     300        9,000
    Universal Forest Products, Inc........................  31,800      937,146
   *URS Corp..............................................  86,998    3,552,128
   *USA Truck, Inc........................................  15,305      173,253
   *Valpey Fisher Corp....................................   1,464        4,333
   *Versar, Inc...........................................   6,026       18,138
    Viad Corp.............................................  27,199      563,835
    Virco Manufacturing Corp..............................  12,601       32,007
    Watts Water Technologies, Inc.........................  53,615    1,797,711
   *WCA Waste Corp........................................  29,254      166,455
   *WESCO International, Inc..............................  38,022    1,927,335
   *Willdan Group, Inc....................................   1,000        3,950
   *Willis Lease Finance Corp.............................   7,300       97,090
                                                                   ------------
Total Industrials.........................................          419,568,968
                                                                   ------------
Information Technology -- (5.7%)
    Activision Blizzard, Inc.............................. 982,162   11,628,798
   *Advanced Analogic Technologies, Inc...................  33,823      204,629
   *Advanced Energy Industries, Inc.......................   2,988       31,703
   *Agilysys, Inc.........................................  12,799      122,486
   *Alpha & Omega Semiconductor, Ltd......................     806        9,059
  #*Amtech Systems, Inc...................................  10,600      190,270
   *Anadigics, Inc........................................     400        1,256
  #*AOL, Inc.............................................. 105,592    1,814,071
   *Arris Group, Inc...................................... 108,150    1,297,800
   *Arrow Electronics, Inc................................ 182,170    6,330,407
    Astro-Med, Inc........................................   2,897       22,886
   *ATMI, Inc.............................................  23,310      434,731
   *Aviat Networks, Inc...................................  55,320      214,088
   *Avid Technology, Inc..................................  14,521      190,080
   *Avnet, Inc............................................  90,900    2,663,370
    AVX Corp.............................................. 223,639    3,113,055
   *Aware, Inc............................................  22,140       78,597
   *AXT, Inc..............................................  26,200      228,726
    Bel Fuse, Inc. Class A................................   4,174       86,569
    Bel Fuse, Inc. Class B................................  18,986      361,114
   *Benchmark Electronics, Inc............................  93,903    1,375,679
    Black Box Corp........................................  27,128      772,877
   *Brocade Communications Systems, Inc................... 461,513    2,529,091
   *Brooks Automation, Inc................................  34,786      330,815
   *BSQUARE Corp..........................................   4,849       30,258
   *BTU International, Inc................................   1,600       11,472
   *CACI International, Inc...............................   5,951      351,585
   *Cascade Microtech, Inc................................  24,071      129,021
   *Checkpoint Systems, Inc...............................  24,933      391,448
  #*China Information Technology, Inc.....................  19,441       41,409
   *Ciber, Inc............................................  69,623      349,507
   *Cogo Group, Inc.......................................  11,482       54,080
    Cohu, Inc.............................................  41,402      518,353
    Communications Systems, Inc...........................  12,753      228,024
    Computer Sciences Corp................................ 225,553    7,957,510
    Comtech Telecommunications Corp.......................   8,342      224,817
   *Concurrent Computer Corp..............................  13,740       88,486

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                           SHARES     VALUE+
                                                          --------- -----------
Information Technology -- (Continued)
   *Convergys Corp.......................................   197,364 $ 2,455,208
   *CoreLogic, Inc.......................................    96,545   1,523,480
    Corning, Inc......................................... 1,298,385  20,657,305
   *CSP, Inc.............................................     2,414      10,175
    CTS Corp.............................................    32,260     317,116
   *CyberOptics Corp.....................................     9,134      86,134
   *Datalink Corp........................................     5,600      57,904
   *Dataram Corp.........................................     7,744      11,693
    DDi Corp.............................................    21,617     177,908
   *Digi International, Inc..............................    35,811     511,739
   *DSP Group, Inc.......................................    49,501     375,713
   *Dynamics Research Corp...............................    16,586     200,525
    Earthlink, Inc.......................................    41,486     333,547
   *EchoStar Corp........................................    23,551     788,016
   *Edgewater Technology, Inc............................    13,603      37,272
    Electro Rent Corp....................................    42,586     688,190
  #*Electro Scientific Industries, Inc...................    38,559     740,718
   *Electronics for Imaging, Inc.........................    73,756   1,269,341
   *EMS Technologies, Inc................................    15,031     494,219
   *Emulex Corp..........................................    46,665     394,319
    EPIQ Systems, Inc....................................     1,677      21,667
   *ePlus, Inc...........................................     6,954     184,490
   *Euronet Worldwide, Inc...............................    28,697     492,441
   *Exar Corp............................................    44,300     292,823
   *Fairchild Semiconductor International, Inc...........    89,608   1,345,016
    Fidelity National Information Services, Inc..........   113,790   3,415,976
   *Frequency Electronics, Inc...........................    16,953     177,498
   *Gerber Scientific, Inc...............................    47,409     522,447
   *GigOptix, Inc........................................     7,932      17,054
   *Global Cash Access, Inc..............................     3,008       8,452
   *Globecomm Systems, Inc...............................    41,466     578,865
   *GSI Technology, Inc..................................     5,964      38,289
   *GTSI Corp............................................     8,203      42,327
   *Hackett Group, Inc...................................    54,740     239,214
   *I.D. Systems, Inc....................................    13,298      65,692
   *IAC/InterActiveCorp..................................   178,991   7,408,437
  #*Identive Group, Inc..................................    18,612      39,457
   *Imation Corp.........................................    34,398     286,191
   *InfoSpace, Inc.......................................    65,156     620,937
   *Ingram Micro, Inc. Class A...........................   277,679   5,150,945
   *Insight Enterprises, Inc.............................    23,362     393,182
   *Integrated Silicon Solution, Inc.....................    34,977     310,946
   *Intermec, Inc........................................    10,341     111,476
   *Internap Network Services Corp.......................    35,546     221,096
   *International Rectifier Corp.........................    80,500   2,068,045
   *Interphase Corp......................................     4,460      20,739
    Intersil Corp. Class A...............................    78,236     942,744
   *Intevac, Inc.........................................     3,624      32,978
   *IntriCon Corp........................................     2,835      11,198
   *IXYS Corp............................................    11,466     156,396
   *Key Tronic Corp......................................    15,546      69,180
    Keynote Systems, Inc.................................    18,330     439,004
   *Lattice Semiconductor Corp...........................    37,328     231,434
   *LGL Group, Inc.......................................       269       2,601
   *LoJack Corp..........................................     1,768       7,090
   *LookSmart, Ltd.......................................    25,479      37,199
   *Loral Space & Communications, Inc....................    30,360   1,981,901
    ManTech International Corp. Class A..................     8,342     340,354
    Marchex, Inc.........................................    32,883     285,096
   *Measurement Specialties, Inc.........................     6,983     228,065
  #*MEMC Electronic Materials, Inc.......................   224,947   1,669,107

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                            SHARES    VALUE+
                                                            ------- -----------
Information Technology -- (Continued)
   *MEMSIC, Inc............................................   1,150 $     3,450
   *Mentor Graphics Corp...................................  24,884     284,424
   *Mercury Computer Systems, Inc..........................   4,566      76,663
    Methode Electronics, Inc...............................  24,014     254,068
   *Micron Technology, Inc................................. 758,908   5,593,152
    MKS Instruments, Inc...................................  61,200   1,526,940
    ModusLink Global Solutions, Inc........................  68,955     288,921
   *MoSys, Inc.............................................   1,356       7,227
  #*Motorola Solutions, Inc................................ 317,089  14,234,125
   *Newport Corp...........................................   3,042      47,273
   *Novatel Wireless, Inc..................................  22,839     117,164
   *Online Resources Corp..................................  18,620      66,287
   *Oplink Communications, Inc.............................  23,684     399,786
   *Opnext, Inc............................................   8,926      16,870
    Optical Cable Corp.....................................  10,793      42,524
   *Orbcomm, Inc...........................................  21,229      63,050
   *PAR Technology Corp....................................  22,705      87,641
   *PC Connection, Inc.....................................  45,818     358,297
   *PC Mall, Inc...........................................  10,070      79,553
   *PC-Tel, Inc............................................  46,980     305,370
   *Perceptron, Inc........................................   4,904      31,729
   *Performance Technologies, Inc..........................  24,790      53,051
   *Pericom Semiconductor Corp.............................  38,062     311,347
   *Pervasive Software, Inc................................  35,664     261,774
   *Photronics, Inc........................................  40,158     300,382
   *Planar Systems, Inc....................................  11,933      37,828
   *Presstek, Inc..........................................   7,000      12,740
  .*Price Communications Liquidation Trust.................  47,738          --
   *Qualstar Corp..........................................  12,400      22,444
   *RadiSys Corp...........................................  12,028      95,502
   *RealNetworks, Inc...................................... 141,526     478,358
   *Reis, Inc..............................................  16,361     173,427
    Richardson Electronics, Ltd............................  19,783     293,382
   *Rudolph Technologies, Inc..............................  10,995      94,447
   *S1 Corp................................................  65,938     619,817
   *Sandisk Corp...........................................  13,097     557,015
   *SeaChange International, Inc...........................  30,686     293,358
   *Sigma Designs, Inc.....................................  23,129     197,753
   *Smart Modular Technologies (WWH), Inc..................  46,800     421,200
   *SS&C Technologies Holdings, Inc........................     420       7,778
   *Standard Microsystems Corp.............................  16,505     390,508
   *StarTek, Inc...........................................  27,448      98,813
  #*SunPower Corp. Class A.................................   2,478      48,643
   *Supertex, Inc..........................................   1,353      26,221
   *Support.com, Inc.......................................  55,666     179,245
   *Sycamore Networks, Inc.................................  47,495     935,652
   *Symmetricom, Inc.......................................  86,446     490,149
   *SYNNEX Corp............................................  60,100   1,702,032
   *Tech Data Corp.........................................  85,452   3,988,045
   *TechTarget, Inc........................................  19,428     128,808
   *TeleCommunication Systems, Inc.........................  34,100     173,228
    Tellabs, Inc........................................... 223,051     923,431
    Telular Corp...........................................  28,223     180,063
    Tessco Technologies, Inc...............................  11,228     166,736
    TheStreet, Inc.........................................  37,257     105,810
   *Tier Technologies, Inc.................................   3,839      19,195
   *Triquint Semiconductor, Inc............................  18,500     139,120
   *TSR, Inc...............................................     650       3,146
   *TTM Technologies, Inc..................................  62,635     867,495
    United Online, Inc.....................................  51,420     306,977
   *UTStarcom Holdings Corp................................ 103,608     141,943

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                          SHARES      VALUE+
                                                         --------- ------------
Information Technology -- (Continued)
   *Vicon Industries, Inc...............................     5,787 $     25,318
   *Video Display Corp..................................       600        2,460
   *Virtusa Corp........................................    39,100      768,706
  #*Vishay Intertechnology, Inc.........................   236,119    3,251,359
   *Vishay Precision Group, Inc.........................     9,257      157,832
   *Web.com Group, Inc..................................    25,773      223,967
   *Westell Technologies, Inc...........................     8,381       23,886
   *Western Digital Corp................................    83,181    2,866,417
   *WPCS International, Inc.............................     9,161       27,391
    Xerox Corp.......................................... 1,791,473   16,714,443
   *Yahoo!, Inc......................................... 1,023,721   13,410,745
   *Zoran Corp..........................................    82,007      680,658
   *Zygo Corp...........................................    23,571      282,852
                                                                   ------------
Total Information Technology............................            183,614,109
                                                                   ------------
Materials -- (3.1%)
    A. Schulman, Inc....................................    25,754      570,451
   *A.M. Castle & Co....................................    38,646      670,895
    Alcoa, Inc.......................................... 1,145,369   16,871,285
   *American Pacific Corp...............................     7,647       61,482
    Ashland, Inc........................................   112,560    6,893,174
    Boise, Inc..........................................    62,904      435,925
    Buckeye Technologies, Inc...........................    37,822    1,017,034
    Cabot Corp..........................................    46,280    1,809,548
   *Century Aluminum Co.................................    32,155      418,658
   *Coeur d'Alene Mines Corp............................   133,765    3,650,447
    Commercial Metals Co................................    85,208    1,236,368
   *Continental Materials Corp..........................       100        1,566
   *Core Molding Technologies, Inc......................     2,488       22,616
    Cytec Industries, Inc...............................    64,700    3,623,200
    Domtar Corp.........................................    30,917    2,471,814
    Dow Chemical Co. (The)..............................    42,100    1,468,027
    Friedman Industries, Inc............................    17,453      206,818
   *Georgia Gulf Corp...................................    26,423      529,517
   *Graphic Packaging Holding Co........................    95,669      473,562
    H.B. Fuller Co......................................     6,225      142,303
    Haynes International, Inc...........................     4,293      268,914
   *Headwaters, Inc.....................................    35,025       80,207
  #*Hecla Mining Co.....................................     6,103       47,420
   *Horsehead Holding Corp..............................    49,171      549,240
    Innophos Holdings, Inc..............................       870       41,934
   *Innospec, Inc.......................................     2,400       77,088
    International Paper Co..............................   493,615   14,660,365
    Kaiser Aluminum Corp................................    27,181    1,517,243
   *KapStone Paper & Packaging Corp.....................    38,216      595,787
   *Landec Corp.........................................    27,697      171,167
   *Louisiana-Pacific Corp..............................   153,257    1,187,742
   *Materion Corp.......................................    17,890      681,967
    MeadWestavco Corp...................................   188,451    5,868,364
   *Mercer International, Inc...........................    14,399      133,047
    Minerals Technologies, Inc..........................    14,415      933,804
   *Mod-Pac Corp........................................     1,501        8,976
    Myers Industries, Inc...............................    65,520      779,688
    Neenah Paper, Inc...................................     5,616      113,387
    NL Industries, Inc..................................    51,662      929,916
   *Northern Technologies International Corp............     3,035       53,295
    Nucor Corp..........................................    74,709    2,905,433
    Olympic Steel, Inc..................................     6,872      179,703
   *OM Group, Inc.......................................    42,299    1,534,608
    P.H. Glatfelter Co..................................    54,200      817,878
   *Penford Corp........................................    27,122      157,579

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                        SHARES       VALUE+
                                                      ---------- --------------
Materials -- (Continued)
    Reliance Steel & Aluminum Co.....................     94,901 $    4,461,296
   *RTI International Metals, Inc....................     50,032      1,604,526
    Schnitzer Steel Industries, Inc. Class A.........     15,822        803,599
   *Spartech Corp....................................     32,120        184,690
    Steel Dynamics, Inc..............................        552          8,622
    Synalloy Corp....................................      5,144         59,362
    Temple-Inland, Inc...............................    122,582      3,679,912
    Texas Industries, Inc............................     33,762      1,303,551
   *Universal Stainless & Alloy Products, Inc........      8,188        365,922
    Vulcan Materials Co..............................     58,246      1,997,255
    Wausau Paper Corp................................     19,808        146,183
    Westlake Chemical Corp...........................    105,000      5,433,750
    Worthington Industries, Inc......................     56,424      1,183,211
   *Zoltek Cos., Inc.................................     48,771        493,075
                                                                 --------------
Total Materials......................................                98,594,396
                                                                 --------------
Other -- (0.0%)
  .*MAIR Holdings, Inc. Escrow Shares................      1,415             --
  .*Petrocorp, Inc. Escrow Shares....................        900             54
                                                                 --------------
Total Other..........................................                        54
                                                                 --------------
Telecommunication Services -- (6.4%)
    AT&T, Inc........................................  4,065,906    118,968,410
   *CenturyLink, Inc.................................    295,128     10,952,200
   #Frontier Communications Corp.....................    682,523      5,112,097
   *General Communications, Inc. Class A.............     42,680        484,418
  #*Leap Wireless International, Inc.................      8,393        112,970
   *MetroPCS Communications, Inc.....................    227,572      3,704,872
   *Premiere Global Services, Inc....................      2,788         23,586
   *Sprint Nextel Corp...............................  3,820,377     16,160,195
    SureWest Communications..........................     11,255        147,666
    Telephone & Data Systems, Inc....................     80,200      2,274,472
    Telephone & Data Systems, Inc. Special Shares....     67,452      1,680,904
   *United States Cellular Corp......................     33,568      1,483,370
   #Verizon Communications, Inc......................  1,301,122     45,916,595
                                                                 --------------
Total Telecommunication Services.....................               207,021,755
                                                                 --------------
Utilities -- (1.3%)
   *AES Corp.........................................    583,867      7,187,403
  #*Calpine Corp.....................................    434,531      7,061,129
   #Consolidated Water Co., Ltd......................      2,611         23,551
  #*Dynegy, Inc......................................     84,156        481,372
   *GenOn Energy, Inc................................    637,528      2,479,984
   *NRG Energy, Inc..................................     50,089      1,228,182
    Ormat Technologies, Inc..........................     18,134        378,275
    Public Service Enterprise Group, Inc.............    655,441     21,465,693
    SJW Corp.........................................      3,684         86,648
   *Synthesis Energy Systems, Inc....................      1,418          2,935
    Unitil Corp......................................      4,716        120,494
                                                                 --------------
Total Utilities......................................                40,515,666
                                                                 --------------
TOTAL COMMON STOCKS..................................             3,045,118,569
                                                                 --------------
RIGHTS/WARRANTS -- (0.0%)
  .*BankAtlantic Bancorp, Inc. Rights 06/16/11.......     21,693          6,074
                                                                 --------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
    BlackRock Liquidity Funds Tempcash Portfolio -
      Institutional Shares........................... 14,970,704     14,970,704
                                                                 --------------

THE TAX-MANAGED U.S. MARKETWIDE VALUE SERIES
CONTINUED

                                                      SHARES/
                                                       FACE
                                                      AMOUNT         VALUE+
                                                    ------------ --------------
                                                       (000)
SECURITIES LENDING COLLATERAL -- (4.7%)
(S)@DFA Short Term Investment Fund.................  151,492,569 $  151,492,569
   @Repurchase Agreement, JPMorgan Securities LLC
     0.20%, 08/01/11 (Collateralized by $617,396
     FNMA, rates ranging from 4.500% to 6.500%,
     maturities ranging from 05/01/36 to 07/01/41,
     valued at $619,338) to be repurchased at
     $599,416...................................... $        599        599,406
                                                                 --------------
TOTAL SECURITIES LENDING COLLATERAL................                 152,091,975
                                                                 --------------
TOTAL INVESTMENTS -- (100.0%)
  (Cost $2,762,342,050)^^..........................              $3,212,187,322
                                                                 ==============

Summary of inputs used to value the Series' investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                              VALUATION INPUTS
                             --------------------------------------------------
                                  INVESTMENT IN SECURITIES (MARKET VALUE)
                             --------------------------------------------------
                                LEVEL 1       LEVEL 2    LEVEL 3     TOTAL
                             -------------- ------------ ------- --------------
Common Stocks
   Consumer Discretionary... $  526,612,542           --   --    $  526,612,542
   Consumer Staples.........    217,523,030           --   --       217,523,030
   Energy...................    527,946,336           --   --       527,946,336
   Financials...............    562,547,309           --   --       562,547,309
   Health Care..............    261,174,404           --   --       261,174,404
   Industrials..............    419,559,968 $      9,000   --       419,568,968
   Information Technology...    183,614,109           --   --       183,614,109
   Materials................     98,594,396           --   --        98,594,396
   Other....................             --           54   --                54
   Telecommunication
     Services...............    207,021,755           --   --       207,021,755
   Utilities................     40,515,666           --   --        40,515,666
Rights/Warrants.............             --        6,074   --             6,074
Temporary Cash Investments..     14,970,704           --   --        14,970,704
Securities Lending
  Collateral................             --  152,091,975   --       152,091,975
                             -------------- ------------   --    --------------
TOTAL....................... $3,060,080,219 $152,107,103   --    $3,212,187,322
                             ============== ============   ==    ==============

              See accompanying Notes to Schedules of Investments.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments
July 31, 2011 (Unaudited)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                                                               RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                                               ----  -------- ------------- -----------------
CORPORATE BONDS -- 5.9%
 (r)Bear Stearns Cos. L.L.C....................................................... 0.47% 08/15/11   71,970,000      71,975,040
 (r)Bear Stearns Cos. L.L.C....................................................... 0.44% 11/28/11  126,497,000     126,564,052
 (r)Bear Stearns Cos. L.L.C....................................................... 0.46% 02/01/12   58,903,000      58,952,629
 (r)Berkshire Hathaway, Inc....................................................... 0.45% 02/10/12   50,607,000      50,659,471
 (r)General Electric Capital Corp................................................. 0.33% 08/15/11   63,244,000      63,244,845
 (r)General Electric Capital Corp................................................. 0.50% 10/21/11   40,000,000      40,020,731
 (r)General Electric Capital Corp................................................. 0.44% 11/21/11   62,605,000      62,637,843
 General Electric Capital Corp.................................................... 5.25% 02/21/12   10,284,000      10,561,385
 (r)General Electric Capital Corp................................................. 0.37% 04/10/12   22,141,000      22,160,806
 (r)JPMorgan Chase & Co........................................................... 0.37% 12/21/11   40,000,000      40,021,926
 (r)JPMorgan Chase & Co........................................................... 0.35% 02/22/12   46,050,000      46,076,150
 Wells Fargo & Co................................................................. 5.30% 08/26/11   96,200,000      96,518,311
 (r)Wells Fargo & Co.............................................................. 0.34% 01/24/12  147,621,000     147,685,358
                                                                                                   -----------     -----------
TOTAL CORPORATE BONDS (Amortized Cost $837,078,547)...............................                 836,122,000     837,078,547
                                                                                                   -----------     -----------
YANKEE DOLLARS -- 3.8%
 Caisse d'Amortissement de la Dette Sociale....................................... 4.13% 12/09/11   13,500,000      13,685,625
 Eksportfinans ASA................................................................ 5.13% 10/26/11   54,649,000      55,272,188
 European Investment Bank......................................................... 3.25% 10/14/11   27,000,000      27,162,678
 European Investment Bank......................................................... 2.00% 02/10/12   20,000,000      20,176,282
 Oesterreichische Kontrollbank AG................................................. 4.75% 11/08/11   25,000,000      25,281,935
 Province of Ontario.............................................................. 2.63% 01/20/12   12,575,000      12,710,332
 Province of Ontario.............................................................. 4.95% 06/01/12   10,000,000      10,380,270
 (r)Royal Bank of Canada.......................................................... 1.10% 06/11/12   75,000,000      75,557,813
 (r)Sanofi-Aventis................................................................ 0.30% 03/28/12  115,000,000     115,021,333
 (y)The International Bank for Reconstruction and Development..................... 0.04% 08/04/11   45,500,000      45,499,848
 (y)The International Bank for Reconstruction and Development..................... 0.05% 08/08/11   38,000,000      37,999,631
 (y)The International Bank for Reconstruction and Development..................... 0.05% 08/11/11  100,000,000      99,998,611
                                                                                                   -----------     -----------
TOTAL YANKEE DOLLARS (Amortized Cost $538,746,546)................................                 536,224,000     538,746,546
                                                                                                   -----------     -----------
COMMERCIAL PAPER -- 48.4%
 (y)@@Abbott Laboratories......................................................... 0.13% 08/09/11   10,300,000      10,299,702
 (y)@@ANZ National International Ltd.............................................. 0.37% 08/03/11   50,000,000      49,998,972
 (y)@@ANZ National International Ltd.............................................. 0.32% 08/10/11   75,000,000      74,994,000
 (y)@@ANZ National International Ltd.............................................. 0.24% 11/23/11   50,000,000      49,962,000
 (y)@@ANZ National International Ltd.............................................. 0.23% 12/02/11   90,000,000      89,929,275
 (y)@@Automatic Data Processing, Inc.............................................. 0.08% 08/04/11  250,000,000     249,998,333
 (y)Bank of Nova Scotia........................................................... 0.23% 09/19/11   31,500,000      31,490,139
 (y)Bank of Nova Scotia........................................................... 0.27% 10/13/11   75,000,000      74,959,698
 (y)Bank of Nova Scotia........................................................... 0.24% 11/03/11   50,000,000      49,969,319
 (y)Barclays U.S. Funding L.L.C................................................... 0.33% 08/02/11   35,000,000      34,999,679
 (y)Barclays U.S. Funding L.L.C................................................... 0.21% 08/19/11   25,000,000      24,997,375
 (y)Barclays U.S. Funding L.L.C................................................... 0.21% 08/22/11   50,000,000      49,993,875
 (y)Barclays U.S. Funding L.L.C................................................... 0.33% 09/26/11  100,000,000      99,948,667
 (y)Barclays U.S. Funding L.L.C................................................... 0.33% 10/05/11   50,000,000      49,970,208
 (y)Barclays U.S. Funding L.L.C................................................... 0.29% 10/21/11   50,000,000      49,967,937
 (y)Barclays U.S. Funding L.L.C................................................... 0.28% 10/27/11   50,000,000      49,966,167
 (y)++Basin Electric Power Cooperative............................................ 0.15% 08/02/11   45,000,000      44,999,812
 (y)++Basin Electric Power Cooperative............................................ 0.14% 08/03/11   31,500,000      31,499,755
 (y)++Basin Electric Power Cooperative............................................ 0.14% 08/08/11   25,000,000      24,999,319
 (y)++Basin Electric Power Cooperative............................................ 0.11% 09/08/11   25,000,000      24,997,097
 (y)BNP Paribas Finance, Inc...................................................... 0.09% 08/01/11  165,000,000     165,000,000
 (y)BNP Paribas Finance, Inc...................................................... 0.25% 08/10/11   25,000,000      24,998,437
 (y)BNP Paribas Finance, Inc...................................................... 0.15% 08/18/11   50,000,000      49,996,458
 (y)BNP Paribas Finance, Inc...................................................... 0.23% 09/09/11   30,000,000      29,992,525
 (y)BNP Paribas Finance, Inc...................................................... 0.45% 10/05/11  100,000,000      99,920,556
 (y)@@Caisse centrale Desjardis................................................... 0.09% 08/22/11   50,000,000      49,997,375
 (y)@@Caisse centrale Desjardis................................................... 0.18% 08/26/11   49,500,000      49,493,677
 (y)@@Caisse centrale Desjardis................................................... 0.19% 08/29/11   20,000,000      19,997,122
 (y)@@Caisse centrale Desjardis................................................... 0.19% 08/31/11   50,000,000      49,992,083
 (y)@@Caisse centrale Desjardis................................................... 0.17% 09/12/11   99,000,000      98,980,365
 (y)@@Caisse d'Amortissement De La Dette Sociale.................................. 0.16% 09/12/11   37,500,000      37,493,000
 (y)@@Caisse d'Amortissement De La Dette Sociale.................................. 0.28% 09/19/11   90,000,000      89,976,589
 (y)@@Caisse d'Amortissement De La Dette Sociale.................................. 0.22% 10/12/11   32,400,000      32,385,988

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2011 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                     RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                     ----  -------- ------------- -----------------
COMMERCIAL PAPER -- CONTINUED
  (y)@@Caisse d'Amortissement De La Dette Sociale....... 0.28% 11/29/11  165,000,000     164,854,000
  (y)@@Caisse d'Amortissement De La Dette Sociale....... 0.22% 12/12/11   80,000,000      79,934,978
  (y)@@Commonwealth Bank of Australia................... 0.32% 08/10/11   40,000,000      39,996,800
  (y)@@Commonwealth Bank of Australia................... 0.30% 01/17/12   30,000,000      29,957,750
  (y)@@E.I du Pont de Nemours Co........................ 0.06% 08/15/11    4,000,000       3,999,907
  (y)@@E.I du Pont de Nemours Co........................ 0.08% 08/30/11   27,000,000      26,998,260
  (y)@@E.I du Pont de Nemours Co........................ 0.10% 09/16/11   12,100,000      12,098,454
  (y)@@eBay, Inc........................................ 0.12% 09/13/11    6,500,000       6,499,068
  (y)European Investment Bank........................... 0.06% 08/19/11   90,900,000      90,897,273
  (y)European Investment Bank........................... 0.13% 10/12/11  120,000,000     119,968,800
  (y)General Electric Capital Corp...................... 0.21% 12/01/11  150,000,000     149,893,250
  (y)General Electric Capital Corp...................... 0.19% 12/21/11   50,000,000      49,962,528
  (y)General Electric Capital Corp...................... 0.22% 01/19/12   17,500,000      17,481,713
  (y)@@John Deere Capital Corp.......................... 0.10% 08/02/11   18,475,000      18,474,949
  (y)@@KfW Bankengruppe................................. 0.05% 08/01/11  190,000,000     190,000,000
  (y)@@KfW Bankengruppe................................. 0.04% 08/03/11  100,000,000      99,999,778
  (y)@@KfW Bankengruppe................................. 0.14% 08/09/11   19,950,000      19,949,379
  (y)@@KfW Bankengruppe................................. 0.13% 09/12/11   12,800,000      12,798,059
  (y)@@National Australia Funding Delaware, Inc......... 0.33% 08/08/11  100,000,000      99,993,681
  (y)@@National Australia Funding Delaware, Inc......... 0.14% 08/09/11   50,000,000      49,998,444
  (y)@@National Australia Funding Delaware, Inc......... 0.29% 08/15/11   50,000,000      49,994,458
  (y)National Rural Utilities Cooperative Finance Corp.. 0.18% 08/05/11   30,000,000      29,999,400
  (y)National Rural Utilities Cooperative Finance Corp.. 0.13% 08/15/11    5,504,000       5,503,722
  (y)National Rural Utilities Cooperative Finance Corp.. 0.11% 08/23/11   22,840,000      22,838,465
  (y)@@Nestle Capital Corp.............................. 0.24% 08/15/11   30,000,000      29,997,200
  (y)@@Nestle Capital Corp.............................. 0.24% 11/28/11  100,000,000      99,922,319
  (y)@@Nestle Capital Corp.............................. 0.20% 11/29/11   50,000,000      49,966,667
  (y)@@Nestle Capital Corp.............................. 0.15% 12/06/11  100,000,000      99,947,083
  (y)Nordea North America, Inc.......................... 0.31% 09/06/11  125,000,000     124,964,250
  (y)Nordea North America, Inc.......................... 0.29% 10/06/11   70,000,000      69,963,425
  (y)Nordea North America, Inc.......................... 0.29% 10/13/11   35,000,000      34,979,773
  (y)Nordea North America, Inc.......................... 0.28% 11/02/11   15,000,000      14,989,150
  (y)Nordea North America, Inc.......................... 0.28% 11/03/11   25,000,000      24,981,722
  (y)@@Novartis Finance Corp............................ 0.08% 08/02/11   20,000,000      19,999,956
  (y)@@Novartis Finance Corp............................ 0.27% 08/08/11   97,400,000      97,395,321
  (y)@@Novartis Finance Corp............................ 0.29% 09/12/11   96,050,000      96,018,358
  (y)@@Novartis Finance Corp............................ 0.28% 09/14/11   20,000,000      19,993,156
  (y)@@Novartis Finance Corp............................ 0.26% 09/15/11  102,000,000     101,966,850
  (y)@@Novartis Finance Corp............................ 0.22% 10/12/11   45,000,000      44,980,200
  (y)@@NRW Bank AG...................................... 0.35% 08/18/11   12,000,000      11,998,017
  (y)@@NRW Bank AG...................................... 0.30% 08/25/11   40,000,000      39,992,000
  (y)@@NRW Bank AG...................................... 0.24% 11/01/11   90,000,000      89,944,800
  (y)@@NRW Bank AG...................................... 0.24% 11/02/11   50,000,000      49,969,000
  (y)@@NRW Bank AG...................................... 0.23% 11/14/11  100,000,000      99,932,917
  (y)@@Old Line Funding L.L.C........................... 0.18% 08/16/11   28,149,000      28,146,889
  (y)@@Old Line Funding L.L.C........................... 0.18% 08/18/11   14,000,000      13,998,810
  (y)@@Old Line Funding L.L.C........................... 0.13% 08/24/11    2,288,000       2,287,810
  (y)@@Old Line Funding L.L.C........................... 0.17% 09/21/11   80,000,000      79,980,733
  (y)@@Old Line Funding L.L.C........................... 0.15% 09/26/11   28,537,000      28,530,341
  (y)@@Old Line Funding L.L.C........................... 0.16% 09/28/11   43,692,000      43,680,737
  (y)@@Old Line Funding L.L.C........................... 0.17% 10/26/11   19,876,000      19,867,928
  (y)PACCAR Financial Corp.............................. 0.11% 08/02/11   12,000,000      11,999,963
  (y)PACCAR Financial Corp.............................. 0.18% 08/08/11   30,100,000      30,099,209
  (y)PACCAR Financial Corp.............................. 0.16% 08/10/11    8,000,000       7,999,731
  (y)PACCAR Financial Corp.............................. 0.17% 08/11/11   18,800,000      18,799,112
  (y)PACCAR Financial Corp.............................. 0.17% 08/15/11   28,800,000      28,798,096
  (y)PACCAR Financial Corp.............................. 0.16% 09/02/11   30,100,000      30,095,719
  (y)PACCAR Financial Corp.............................. 0.16% 09/13/11   15,100,000      15,097,114
  (y)PACCAR Financial Corp.............................. 0.16% 09/14/11   22,100,000      22,095,678
  (y)@@PepsiCo, Inc..................................... 0.09% 08/15/11   56,000,000      55,998,040
  (y)@@Province of Quebec............................... 0.22% 10/11/11  154,000,000     153,929,286
  (y)Queensland Treasury Corp........................... 0.33% 09/29/11   50,000,000      49,972,958
  (y)Queensland Treasury Corp........................... 0.14% 10/04/11   25,000,000      24,993,778

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2011 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                               RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                                               ----  -------- ------------- -----------------
COMMERCIAL PAPER -- CONTINUED
 (y)Rabobank USA Financial Corp................................................... 0.34% 09/01/11    25,000,000      24,992,681
 (y)Rabobank USA Financial Corp................................................... 0.34% 09/06/11    30,000,000      29,989,800
 (y)Rabobank USA Financial Corp................................................... 0.34% 09/16/11    25,000,000      24,989,139
 (y)Rabobank USA Financial Corp................................................... 0.31% 10/04/11    45,000,000      44,975,200
 (y)@@Sanofi-Aventis.............................................................. 0.33% 09/20/11   100,000,000      99,954,167
 (y)@@Sanofi-Aventis.............................................................. 0.28% 10/12/11    36,120,000      36,099,773
 (y)@@Sanofi-Aventis.............................................................. 0.36% 10/18/11    50,000,000      49,961,542
 (y)@@Sanofi-Aventis.............................................................. 0.16% 10/20/11    25,000,000      24,991,111
 (y)@@Sheffield Receivables Corp.................................................. 0.19% 08/01/11    30,000,000      30,000,000
 (y)@@Sheffield Receivables Corp.................................................. 0.15% 08/02/11    25,000,000      24,999,896
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/09/11    79,700,000      79,697,225
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/10/11    28,500,000      28,498,789
 (y)@@Sheffield Receivables Corp.................................................. 0.14% 08/15/11    40,000,000      39,997,822
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/17/11    40,000,000      39,996,978
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/18/11    40,000,000      39,996,789
 (y)@@Sheffield Receivables Corp.................................................. 0.13% 08/19/11    35,000,000      34,997,725
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/22/11    40,000,000      39,996,325
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 08/26/11    40,000,000      39,995,278
 (y)@@Sheffield Receivables Corp.................................................. 0.15% 09/07/11     5,940,000       5,939,084
 (y)@@Sheffield Receivables Corp.................................................. 0.17% 10/14/11    15,000,000      14,994,758
 (y)@@Siemens Capital Company L.L.C............................................... 0.08% 08/15/11    75,000,000      74,997,667
 (y)Svenska Handelsbank, Inc...................................................... 0.23% 08/15/11   100,000,000      99,991,056
 (y)@@The Coca-Cola Co............................................................ 0.14% 09/23/11    50,000,000      49,989,694
 (y)@@Total Capital Canada Ltd.................................................... 0.36% 09/08/11    88,300,000      88,266,464
 (y)@@Total Capital Canada Ltd.................................................... 0.31% 09/15/11   100,000,000      99,961,250
 (y)Toyota Motor Credit Corp...................................................... 0.33% 08/10/11    50,000,000      49,995,875
 (y)Toyota Motor Credit Corp...................................................... 0.30% 08/15/11    50,000,000      49,994,167
 (y)Toyota Motor Credit Corp...................................................... 0.32% 09/21/11    70,000,000      69,968,267
 (y)Toyota Motor Credit Corp...................................................... 0.36% 09/28/11    23,400,000      23,386,617
 (y)Toyota Motor Credit Corp...................................................... 0.31% 10/06/11    14,000,000      13,992,172
 (y)Toyota Motor Credit Corp...................................................... 0.30% 10/12/11    25,000,000      24,985,000
 (y)@@Wal-Mart Stores, Inc........................................................ 0.03% 08/02/11   160,000,000     159,999,867
 (y)@@Wal-Mart Stores, Inc........................................................ 0.06% 08/03/11    50,000,000      49,999,833
 (y)@@Westpac Banking Corp........................................................ 0.18% 08/03/11    25,000,000      24,999,750
                                                                                                  -------------   -------------
TOTAL COMMERCIAL PAPER (Amortized Cost $6,882,124,477)............................                6,884,221,000   6,882,124,477
                                                                                                  -------------   -------------
YANKEE CERTIFICATES OF DEPOSIT -- 18.6%
 (r)Bank of Nova Scotia Houston................................................... 0.19% 10/18/11   100,000,000     100,000,000
 (r)Bank of Nova Scotia Houston................................................... 0.45% 01/06/12    13,900,000      13,911,108
 (r)Bank of Nova Scotia Houston................................................... 0.50% 03/05/12    76,285,000      76,393,192
 (r)Bank of Nova Scotia Houston................................................... 0.50% 03/12/12   108,300,000     108,454,474
 (r)Bank of Nova Scotia Houston................................................... 0.45% 06/11/12    50,000,000      50,084,433
 (r)BNP Paribas NY................................................................ 0.56% 11/30/11    50,000,000      50,033,197
 Credit Agricole CIB NY........................................................... 0.23% 08/02/11   100,000,000     100,000,000
 (r)National Australia Bank NY.................................................... 0.27% 10/05/11    50,000,000      50,001,125
 (r)National Australia Bank NY.................................................... 0.26% 11/09/11   100,000,000     100,001,409
 (r)National Australia Bank NY.................................................... 0.27% 12/01/11    52,000,000      52,000,666
 (r)Nordea Bank Finland NY........................................................ 0.55% 10/14/11    31,555,000      31,571,823
 (r)Nordea Bank Finland NY........................................................ 0.55% 10/20/11    15,000,000      15,008,707
 (r)Nordea Bank Finland NY........................................................ 0.49% 02/01/12    75,000,000      75,068,692
 (r)Nordea Bank Finland NY........................................................ 0.52% 02/03/12    25,000,000      25,030,271
 (r)Nordea Bank Finland NY........................................................ 0.55% 04/13/12    24,010,000      24,055,626
 (r)Rabobank Nederland NV NY...................................................... 0.27% 08/30/11    72,000,000      72,000,000
 Rabobank Nederland NV NY......................................................... 0.34% 09/09/11    20,000,000      20,000,000
 (r)Rabobank Nederland NV NY...................................................... 0.26% 10/07/11    75,000,000      75,000,000
 (r)Rabobank Nederland NV NY...................................................... 0.27% 10/12/11    45,000,000      44,996,674
 (r)Rabobank Nederland NV NY...................................................... 0.29% 04/02/12   100,000,000     100,000,000
 (r)Royal Bank of Canada NY....................................................... 0.29% 01/27/12    30,400,000      30,409,114
 (r)Royal Bank of Canada NY....................................................... 0.26% 04/10/12   100,000,000     100,000,000
 Svenska Handelsbanken NY......................................................... 0.35% 08/08/11    50,000,000      50,000,048
 Svenska Handelsbanken NY......................................................... 0.35% 08/15/11    50,000,000      50,000,096
 Svenska Handelsbanken NY......................................................... 0.20% 08/18/11    50,000,000      50,000,354
 Svenska Handelsbanken NY......................................................... 0.20% 09/02/11    40,000,000      40,000,178
 Svenska Handelsbanken NY......................................................... 0.30% 10/28/11   100,000,000     100,001,218

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2011 (Unaudited)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                                                               RATE  MATURITY FACE AMOUNT $ AMORTIZED VALUE $
--------------------                                                               ----  -------- ------------- -----------------
YANKEE CERTIFICATES OF DEPOSIT -- CONTINUED
 (r)Svenska Handelsbanken NY...................................................... 0.50% 01/30/12     8,120,000        8,129,094
 (r)Svenska Handelsbanken NY...................................................... 0.42% 03/29/12   100,000,000      100,105,765
 The Toronto-Dominion Bank Ltd. NY................................................ 0.34% 09/30/11    25,000,000       25,000,000
 (r)The Toronto-Dominion Bank Ltd. NY............................................. 0.26% 10/28/11   215,000,000      215,000,000
 (r)The Toronto-Dominion Bank Ltd. NY............................................. 0.27% 01/12/12    90,000,000       90,000,000
 (r)The Toronto-Dominion Bank Ltd. NY............................................. 0.21% 05/04/12    50,000,000       50,000,000
 (r)The Toronto-Dominion Bank Ltd. NY............................................. 0.21% 05/11/12   100,000,000      100,000,000
 (r)Westpac Banking Corp NY....................................................... 0.27% 10/04/11   150,000,000      150,000,000
 (r)Westpac Banking Corp NY....................................................... 0.27% 10/12/11    36,000,000       36,000,202
 (r)Westpac Banking Corp NY....................................................... 0.26% 11/08/11    70,000,000       69,999,699
 (r)Westpac Banking Corp NY....................................................... 0.28% 12/09/11   100,000,000      100,000,000
 (r)Westpac Banking Corp NY....................................................... 0.28% 06/15/12   100,000,000      100,000,000
                                                                                                  -------------  ---------------
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Amortized Cost $2,648,257,165)..............                2,647,570,000    2,648,257,165
                                                                                                  -------------  ---------------
U.S. GOVERNMENT AGENCY SECURITIES -- 1.3%
 (y)Federal Home Loan Bank........................................................ 0.02% 08/05/11   131,500,000      131,499,708
 (y)Federal Home Loan Bank........................................................ 0.02% 08/10/11     7,050,000        7,049,965
 (y)Federal Home Loan Bank........................................................ 0.02% 08/12/11     9,400,000        9,399,942
 (y)Federal Home Loan Bank........................................................ 0.03% 08/26/11    34,800,000       34,799,371
 (y)Federal National Mortgage Association......................................... 0.05% 08/09/11     3,622,000        3,621,960
                                                                                                  -------------  ---------------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Amortized Cost $186,370,946).............                  186,372,000      186,370,946
                                                                                                  -------------  ---------------
REPURCHASE AGREEMENTS -- 18.3%
 Bank of America (Purchased on 07/29/11, Proceeds at maturity $350,004,375 collateralized by U.S. Government Backed Securities, 0.00% - 4.38% 10/19/11 -
   03/15/13, market value $357,000,918)........................................... 0.15% 08/01/11   350,000,000      350,000,000
 Barclays Capital Group L.L.C. (Purchased on 07/29/11, Proceeds at maturity
   $500,007,917 collateralized by Corporate Bonds, 0.00% - 3.25%, 09/15/11 -
   12/28/12, market value $510,000,001)........................................... 0.19% 08/01/11   500,000,000      500,000,000
 Deutsche Bank (Purchased on 07/29/11, Proceeds at maturity $700,010,500 collateralized by U.S Government Backed Securities, 0.12% - 1.45%, 01/30/12 -
   01/24/14, market value $714,000,833)........................................... 0.18% 08/01/11   700,000,000      700,000,000
 JPMorgan Chase Bank (Purchased on 07/29/11, Proceeds at maturity $200,001,667 collateralized by U.S. Government Backed Securities, 0.00% - 7.14%, 08/01/11 -
   02/15/21, market value $204,004,753)........................................... 0.10% 08/01/11   200,000,000      200,000,000
 Morgan Stanley (Purchased on 07/29/11, Proceeds at maturity $150,002,000 collateralized by Federal Home Loan Banks, 0.33% - 5.20%, 09/09/11 - 09/08/20,
   market value $153,001,414)..................................................... 0.16% 08/01/11   150,000,000      150,000,000
 The Toronto Dominion Bank NY (Purchased on 07/29/11, Proceeds at maturity
   $700,008,750 collateralized by U.S Treasury Securities, 0.00% - 3.88%,
   07/31/11 - 02/15/19, market value $714,000,095)................................ 0.15% 08/01/11   700,000,000      700,000,000
                                                                                                  -------------  ---------------
TOTAL REPURCHASE AGREEMENTS (Amortized Cost $2,600,000,000).......................                2,600,000,000    2,600,000,000
                                                                                                  -------------  ---------------
TIME DEPOSITS -- 2.0%
 Barclays Capital Group L.L.C..................................................... 0.12% 08/01/11    62,000,000       62,000,000
 Royal Bank of Canada............................................................. 0.08% 08/01/11   215,000,000      215,000,000
                                                                                                  -------------  ---------------
TOTAL TIME DEPOSITS (Amortized Cost $277,000,000).................................                  277,000,000      277,000,000
                                                                                                  -------------  ---------------
OTHER INVESTMENTS -- 1.7%
 (r)Citibank Dollar on Deposit Cash Account....................................... 0.21% 08/01/11   241,083,674      241,083,674
                                                                                                  -------------  ---------------
TOTAL OTHER INVESTMENTS (Amortized Cost $241,083,674).............................                  241,083,674      241,083,674
                                                                                                  -------------  ---------------
TOTAL INVESTMENTS (Amortized Cost $14,210,661,355) -- 100.0%......................                               $14,210,661,355
                                                                                                                 ===============

(r)The adjustable/variable rate shown is effective as of 07/31/11.
(y)The rate shown is the effective yield.
@@ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The Fund's Advisor has deemed this security to be liquid based upon procedures approved by Board of Trustees. The aggregate value of these securities at July 31, 2011 was $4,542,318,634 which represented 32.0% of the total investments of the Fund.

AG     Aktiengesellschaft (German & Swiss stock corporation)
ASA    Allmennaksjeselskap (Norwegian Stock company)
L.L.C. Limited Liability Company

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------

THE DFA SHORT TERM INVESTMENT FUND
Schedule of Investments, Continued
July 31, 2011 (Unaudited)
--------------------------------------------------------------------------------


Summary of inputs used to value the Fund's investments as of July 31, 2011 is as follows (See Security Valuation Note):

                                                                                      LEVEL 1        LEVEL 2         LEVEL 3
                                                                                   INVESTMENTS IN INVESTMENTS IN  INVESTMENTS IN
                                                                                     SECURITIES     SECURITIES      SECURITIES
                                                                                   -------------- --------------- --------------
Corporate Bonds...................................................................      $--       $   837,078,547      $--
Yankee Dollars....................................................................       --           538,746,546       --
Commercial Paper..................................................................       --         6,882,124,477       --
Yankee Certificates of Deposit....................................................       --         2,648,257,165       --
U.S. Government Agency Securities.................................................       --           186,370,946       --
Repurchase Agreements.............................................................       --         2,600,000,000       --
Time Deposits.....................................................................       --           277,000,000       --
Other Investments.................................................................       --           241,083,674       --
                                                                                        ---       ---------------      ---
Total.............................................................................      $--       $14,210,661,355      $--
                                                                                        ===       ===============      ===

                     SEE NOTES TO SCHEDULE OF INVESTMENTS.

ORGANIZATION

   The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust's advisor is Dimensional Fund Advisors LP (the "Advisor"). At July 31, 2011, the Trust consisted of eleven operational portfolios, ten (collectively, the "Series"), and one, The DFA Short Term Investment Fund (the "Fund"), which are included in this document.

SECURITY VALUATION

   The Series and the Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels described below:

   .   Level 1 - quoted prices in active markets for identical securities

   . Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

   . Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

   Securities held by the Domestic Equity Portfolios (The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series) and the International Equity Portfolios (The DFA International Value Series, The Japanese Small Company Series, The Asia Pacific Small Company Series, The United Kingdom Small Company Series, The Continental Small Company Series, The Canadian Small Company Series, The Emerging Markets Series and The Emerging Markets Small Cap Series), including over-the-counter securities, are valued at the last quoted sale price of the day. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price ("NOCP"). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and International Equity Portfolios value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. The Money Market Portfolio (The DFA Short Term Investment Fund) seeks to maintain a constant net asset value of $1.00 per share by use of the amortized cost method of asset valuation, which approximates market value, pursuant to procedures adopted by the Board of Directors/Trustees for the Series. If amortized cost no longer approximates market value, the Fund will use pricing and valuation procedures approved by the Board of Directors/Trustees. Generally, amortized cost approximates the current fair value of a security, but since the valuation is no obtained from a quoted price in an active market, such securities are reflected as Level 2 in the hierarchy. Generally, securities issued by open-end investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (NYSE). These securities are generally categorized as Level 1 in the hierarchy.

   Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with procedures adopted by the Board of Directors/Trustees. These securities are generally categorized as Level 2 in the hierarchy. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

   The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of Tokyo Stock Exchange (normally 11:00 p.m. PT), which is fourteen hours prior to the close of the NYSE (normally 1:00 p.m. PT) and the time that the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the International Equity Portfolios price their shares at the close of the NYSE, the International Equity Portfolios will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets' perceptions and trading activities on the International Equity Portfolios' foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors/Trustees of the Trust have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio's foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

   Futures contracts held by the Series are valued using the settlement price established each day on the exchange on which they are traded. These valuations are generally categorized as Level 1 in the hierarchy.

   A summary of the inputs used to value the Series' and the Fund's investments by each major security type, industry and/or country is disclosed at the end of the Schedule of Investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

   The Series and the Fund did not have any significant transfers between Level 1 and Level 2 for the period ended July 31, 2011.

FINANCIAL INSTRUMENTS

   In accordance with the Series' and the Fund's investment objectives and policies, the Series and the Fund may invest in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:

   1. Repurchase Agreements: The Series and the Fund may purchase certain U.S. Government securities subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on July 29, 2011.

   2. Foreign Market Risks: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Series may be inhibited.

   3. Interest Rate and Credit Risks: The Fund invests primarily in money market instruments maturing in 397 days or less. Eligible securities generally have ratings within one of the two highest ratings categories assigned by a nationally recognized statistical rating organization, or, if not rated, are believed by the Advisor to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

   The Fund is subject to the risk that the Advisor's security selection and expectations regarding interest rate trends will cause the yields of the Fund to lag the performance of other mutual funds with similar investment objectives or the performance of short-term debt instruments. The emphasis of the Fund on quality and liquidity also could cause the Fund to underperform when compared to other money market funds, particularly those that take greater maturity and credit risks.

   DERIVATIVE FINANCIAL INSTRUMENTS

   Disclosures on derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why a fund uses derivatives, how derivatives are accounted for and how derivative instruments affect a Series' results of operations and financial position. Summarized below are the specific types of derivative instruments used by the Series.

   4. Futures Contracts: The Series may enter into futures contracts to gain market exposure on uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Upon entering into a futures contract, the Series deposits cash or pledges U.S. Government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss, which is presented in the Statement of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

   Risks may arise upon entering into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Series could lose more than the initial margin requirements. The Series entering into stock index futures are subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

   At July 31, 2011, the Series had no outstanding futures contracts.

FEDERAL TAX COST

   At July 31, 2011, the total cost of securities for federal income tax purposes was:

The U.S. Large Cap Value Series................................ $ 7,727,709,778
The DFA International Value Series.............................   7,011,442,141
The Japanese Small Company Series..............................   1,782,139,549
The Asia Pacific Small Company Series..........................   1,048,340,888
The United Kingdom Small Company Series........................   1,082,751,214
The Continental Small Company Series...........................   2,387,632,503
The Canadian Small Company Series..............................   1,056,183,000
The Emerging Markets Series....................................   1,555,149,120
The Emerging Markets Small Cap Series..........................   1,811,812,769
The Tax-Managed U.S. Marketwide Value Series...................   2,763,065,256
The DFA Short Term Investment Fund.............................  14,210,661,355

OTHER

   The Series are subject to claims and suits that arise from time to time in the ordinary course of business (for example, in The Tribune Company Bankruptcy, certain creditors have filed an action against all shareholders of The Tribune Company who tendered shares when the Tribune Company went private in 2007 in a leveraged buy out transaction, seeking the return of all proceeds received by the shareholders). Although management currently believes that resolving claims against us, individually or in aggregate, will not have a material adverse impact on our financial position, our results of operations, or our cash flows, these matters are subject to inherent uncertainties and management's view of these matters may change in the future.

   On November 1, 2010 a class action complaint was filed in the bankruptcy case of the Tribune Company, (the "Tribune"), and subsequently additional similar class actions have been filed seeking the same recovery (the "Lawsuits"). The defendants are The U.S. Large Cap Value Series, The Tax-Managed U.S. Marketwide Value Series and hundreds of other mutual funds, institutional investors and others who owned shares in Tribune in 2007 when it became private in a leveraged buyout transaction and who, at that time, sold their shares back to Tribune for cash in the amount of $34 per share. The Lawsuits allege that the payment for the shares by the Tribune violated the rights of creditors and seeks to have the cash paid to shareholders returned to the Tribune's bankruptcy estate and/or various creditors of the Tribune.

   Litigation counsel to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series in the Lawsuits does not believe that it is possible, at this early stage in the proceedings, to predict with any reasonable certainty the probable outcome of the Lawsuits or quantify the ultimate exposure to The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series arising from the Lawsuits. Until The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series can do so, no reduction of the net asset value of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will be made relating to the Lawsuits. However, even if the plaintiffs in the Lawsuits were to obtain the full recovery they seek, the amount would be less than 1% of The U.S. Large Cap Value Series'and The Tax-Managed U.S. Marketwide Value Series' net asset value at this time.

   The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series also cannot predict what its size might be at the time the cost of the Lawsuits might be quantifiable and thus potentially deducted from its net asset value. Therefore, at this time, those buying or redeeming shares of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series will pay or receive, as the case may be, a price based on net asset values of The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series, with no adjustment relating to the Lawsuits. The attorneys' fees and costs relating to the Lawsuits will be taken as expenses by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series as incurred and in a manner similar to any other expense incurred by The U.S. Large Cap Value Series and The Tax-Managed U.S. Marketwide Value Series.

RECENT ISSUED ACCOUNTING STANDARDS

   In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements." ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures in the roll forward of activity in Level 3 fair value measurements effective for interim and annual reporting periods beginning after December 15, 2010. Management is currently evaluating the impact ASU
No. 2010-06 will have on its financial statement disclosures.

   In May 2011, the FASB issued ASU No. 2011-04 "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. Generally Accepted Accounting Principles ("GAAP") and International Financial Reporting Standards ("IFRSs")". ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRSs. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

SUBSEQUENT EVENT EVALUATIONS

   Management has evaluated the impact of all subsequent events on the Series and the Fund and has determined that there are no subsequent events requiring recognition or disclosure in the Schedules of Investments.

ITEM 2.  CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this Form N-Q (the "Report"), the Registrant's Principal Executive Officer and Principal Financial Officer believe that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's officers that are making certifications in the Report, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the Principal Executive Officer and the Principal Financial Officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

     (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

     (a) Separate certifications for the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The DFA Investment Trust Company


By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Chairman, Trustee, President and
     Co-Chief Executive Officer

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:  /s/ David G. Booth
     --------------------------------
     David G. Booth
     Principal Executive Officer
     The DFA Investment Trust Company

Date: September 28, 2011


By:  /s/ David R. Martin
     --------------------------------
     David R. Martin
     Principal Financial Officer
     The DFA Investment Trust Company

Date: September 28, 2011